AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 31, 2007


                                           REGISTRATION STATEMENT NO. 333-101814
                                                                       811-21266
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    ---------

                                    FORM N-4
                             REGISTRATION STATEMENT
                        UNDER THE SECURITIES ACT OF 1933

                         POST-EFFECTIVE AMENDMENT NO. 11


                                       AND

                             REGISTRATION STATEMENT
                    UNDER THE INVESTMENT COMPANY ACT OF 1940

                                AMENDMENT NO. 12


          METLIFE OF CT SEPARATE ACCOUNT TWELVE FOR VARIABLE ANNUITIES
                           (Exact name of Registrant)

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
                               (Name of Depositor)

                   ONE CITYPLACE, HARTFORD, CONNECTICUT 06199
              (Address of Depositor's Principal Executive Offices)
        Depositor's Telephone Number, including area code: (860) 308-1000

                              MARIE C. SWIFT, ESQ.
                       METROPOLITAN LIFE INSURANCE COMPANY
                               501 BOYLSTON STREET
                                BOSTON, MA 02116
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485.


[X] on November 12, 2007 pursuant to paragraph (b) of Rule 485.


[ ]            days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ] on            pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Individual Variable Annuity Contracts


     This registration statement incorporates herein by reference the Statement of Additional Information ("SAI") dated April 30, 2007 included in Post-Effective Amendment No. 10 to the registration statement on Form N-4 (File Nos. 333-101814/811-21266) filed on April 9, 2007 pursuant to paragraph (b) of Rule 485.



     This registration statement also incorporates by reference the Prospectuses dated April 30, 2007 (Pioneer AnnuiStar Plus, Portfolio Architect Plus and Scudder Advocate Rewards) as filed on May 3, 2007 pursuant to Rule 497 (File Nos. 333-101814/811-21266).



     This registration statement also incorporates by reference the supplement dated June 29, 2007 to the Prospectuses dated April 30, 2007 (Pioneer AnnuiStar Plus, Portfolio Architect Plus and Scudder Advocate Rewards) as filed on
June 29, 2007 pursuant to Rule 497 (File Nos. 333-101814/811-21266).



     This registration statement also incorporates by reference the supplement dated August 6, 2007 to the Prospectus dated April 30, 2007 (Pioneer AnnuiStar
Plus) as filed on August 6, 2007 pursuant to Rule 497 (File Nos. 333-101814/ 811-21266).



     This registration statement also incorporates by reference the 403(b) supplement dated October 19, 2007 to the Prospectuses dated April 30, 2007 (Pioneer AnnuiStar Plus, Portfolio Architect Plus and Scudder Advocate Rewards) as filed on October 19, 2007 pursuant to Rule 497 (File Nos.
333-101814/811-21266).


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                    ----------------------------------------
           MetLife of CT Separate Account Nine for Variable Annuities
          MetLife of CT Separate Account Eleven for Variable Annuities
         MetLife of CT Separate Account Thirteen for Variable Annuities


                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
                 -----------------------------------------------
            MetLife of CT Separate Account Ten for Variable Annuities
          MetLife of CT Separate Account Twelve for Variable Annuities
         MetLife of CT Separate Account Fourteen for Variable Annuities


                                PIONEER ANNUISTAR
                             PIONEER ANNUISTAR FLEX
                             PIONEER ANNUISTAR PLUS
                             PIONEER ANNUISTAR VALUE


                       Supplement dated November 12, 2007
                                     to the
                        Prospectuses dated April 30, 2007


The following information supplements, and to the extent inconsistent therewith, replaces the information in the Variable Annuity Prospectuses listed above. Please retain this supplement and keep it with the Prospectus for future reference.

1. VARIABLE FUNDING OPTION MERGERS

Effective November 12, 2007, the existing Underlying Funds listed below (the "Existing Funds"), each a portfolio of Pioneer Variable Contracts Trust, were consolidated by merger (the "Merger") into certain acquiring Underlying Funds indicated below (the "Acquiring Funds"). Upon the Merger, the Acquiring Funds, which were also portfolios of Pioneer Variable Contracts Trust, became available funding options in your Prospectus. (Please note that Pioneer Bond VCT Portfolio, an acquiring Underlying Fund, was added as a new Variable Funding Option in your Prospectus.)

The assets in the Existing Funds were transferred into the indicated Acquiring Funds below. The aggregate value of your investment in the Existing Funds did not change as a result of the Merger. Any future allocations that may be directed towards the Existing Funds, including allocations made under automated investment strategies such as Dollar Cost Averaging or Automatic Rebalancing, will be allocated instead to the corresponding Acquiring Funds. References in the Prospectuses to the Existing Funds shall be deemed to refer to the corresponding Acquiring Funds, including, where applicable, references to the investment option restrictions in the GMWB for Life and GMAB rider subsections within the "Living Benefits" section of the Prospectuses.

The Variable Funding Option mergers were as follows:

-------------------------------------------------------------------------------------------------------

                 EXISTING FUNDS                                                 ACQUIRING FUNDS

-------------------------------------------------------------------------------------------------------
Pioneer America Income VCT Portfolio - Class II                  Pioneer Bond VCT Portfolio - Class II

-------------------------------------------------------------------------------------------------------

Pioneer Value VCT Portfolio - Class II                           Pioneer Fund VCT Portfolio - Class II

-------------------------------------------------------------------------------------------------------


The following information supplements, and to the extent inconsistent therewith, replaces the same information that appears in the table in the "Underlying Fund Fees and Expenses" section of the Prospectuses for the corresponding Existing
Fund:

------------------------------------------------------------------------------------------------------------------------------------

                                                 DISTRIBUTION                                          CONTRACTUAL FEE    NET TOTAL
                                                 AND/OR                              TOTAL ANNUAL      WAIVER AND/OR      ANNUAL
        UNDERLYING FUND            MANAGEMENT    SERVICE(12B-1)       OTHER          OPERATING         EXPENSE            OPERATING
                                   FEE           FEES                 EXPENSES       EXPENSES          REIMBURSEMENT      EXPENSES

------------------------------------------------------------------------------------------------------------------------------------

PIONEER VARIABLE CONTRACTS
   TRUST - CLASS II

------------------------------------------------------------------------------------------------------------------------------------

   Pioneer Bond VCT Portfolio      0.50%         0.25%                0.30%          1.05%             0.18%**            0.87%**

------------------------------------------------------------------------------------------------------------------------------------

** The expenses in the above table are estimated based on Pioneer Bond VCT Portfolio Class I expenses for the year ended December 31, 2006. The Net Total Annual Operating Expenses and the Contractual Fee Waiver and/or Expense Reimbursement reflect the contractual expense limitation in effect through May 1, 2008 under which Pioneer has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit other expenses to the extent required to reduce Class I expenses to 0.62% of the average daily net assets attributable to Class I shares. Class II shares expenses will be reduced only to the extent Portfolio-wide expenses are reduced for Class I shares.

The following information supplements, and to the extent inconsistent therewith, replaces the same information that appears under the "The Variable Funding Options" section of the Prospectuses for the corresponding Existing Fund:


------------------------------------------------------------------------------------------------------------------------------------

   FUNDING OPTION                          INVESTMENT OBJECTIVE                         INVESTMENT ADVISER/SUBADVISER

------------------------------------------------------------------------------------------------------------------------------------

PIONEER VARIABLE
 CONTRACTS TRUST

------------------------------------------------------------------------------------------------------------------------------------

   Pioneer Bond VCT             Seeks to provide current income from an             Pioneer Investment Management, Inc.
      Portfolio                 investment grade portfolio with due regard
                                to preservation of capital and prudent
                                investment risk.

------------------------------------------------------------------------------------------------------------------------------------

Certain documents or information you may receive about your Contract may continue to reflect the Existing Fund names until such time as updates are made.

MORE INFORMATION ABOUT THE VARIABLE FUNDING OPTIONS IS CONTAINED IN THE UNDERLYING FUND PROSPECTUSES, AS SUPPLEMENTED. CURRENT PROSPECTUSES FOR THE UNDERLYING FUNDS CAN BE OBTAINED BY CALLING 1-866-547-3793.

2. VARIABLE FUNDING OPTION LIQUIDATION

Pioneer Small and Mid Cap Growth VCT Portfolio and Pioneer Equity Opportunity VCT Portfolio (the "Portfolios") were liquidated effective November 12, 2007. The Portfolios were funding options in the prospectuses listed above. The Trustees of Pioneer Variable Contracts Trust had authorized the liquidation of the Portfolios. Unless you provided us with reallocation instructions, any Contract Value you had remaining in the Portfolios on the date of the liquidation was automatically transferred to the BlackRock Money Market Portfolio of the Metropolitan Series Fund, Inc. Similarly, if you had selected the Portfolios as part of the Dollar Cost Averaging, Automatic Rebalancing or Systematic Withdrawal programs, and you did not provide us with instructions to redirect those allocations to one or more of the available funding options, any future allocations that may be directed towards (or, in the case of Systematic Withdrawals, from) the liquidated Portfolios as a result of these programs will instead be made to or from the BlackRock Money Market Portfolio of the Metropolitan Series Fund, Inc.

3. VARIABLE FUNDING OPTION NAME CHANGE

Effective November 12, 2007, the name of the Pioneer Growth Shares VCT Portfolio of the Pioneer Variable Contracts Trust was changed to the Pioneer Independence VCT Portfolio of the Pioneer Variable Contracts Trust. There was no change in the Portfolio's investment objective or investment adviser as a result of the name change. Our forms and communications with you may temporarily continue to refer to the Portfolio by its previous name until we are able to revise such documents.

                METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
                                 (THE "COMPANY")

          METLIFE OF CT SEPARATE ACCOUNT TWELVE FOR VARIABLE ANNUITIES

                    SUPPLEMENT DATED NOVEMBER 12, 2007 TO THE
            STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 30, 2007

This supplements the information contained in the Statement of Additional Information ("SAI") for the variable annuity contracts in the insurance company separate account listed above.

FINANCIAL STATEMENTS

The attached financial statements of the Company and financial statements of the Separate Account replace, in their entirety, the financial statements of the Company and the financial statements of the Separate Account set forth in the SAI. The financial statements of the Company and the financial statements of the Separate Account should be considered only as bearing upon their ability to meet their obligations under the Contracts.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of MetLife Life and Annuity Company of Connecticut:

     We have audited the accompanying consolidated balance sheets of MetLife Life and Annuity Company of Connecticut and its subsidiary (the "Company") (formerly known as "The Travelers Life and Annuity Company") as of December 31, 2006 and 2005 (SUCCESSOR), and the related consolidated statements of income, stockholder's equity, and cash flows for the year ended December 31, 2006 (SUCCESSOR) and the six months ended December 31, 2005 (SUCCESSOR) and June 30, 2005 (PREDECESSOR). Our audits also included the financial statement schedules as of December 31, 2006 and 2005 (SUCCESSOR), and for the year ended December 31, 2006 (SUCCESSOR) and the six months ended December 31, 2005 (SUCCESSOR) and June 30, 2005 (PREDECESSOR), listed in the accompanying index. These consolidated financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on the consolidated financial statements and financial statement schedules based on our audits. The consolidated financial statements and financial statement schedules of the Company for the year ended December 31, 2004 (PREDECESSOR) were audited by other auditors whose report, dated March 28, 2005, expressed an unqualified opinion.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall consolidated financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of MetLife Life and Annuity Company of Connecticut and its subsidiary as of December 31, 2006 and 2005 (SUCCESSOR), and the results of their operations and their cash flows for the year ended December 31, 2006 (SUCCESSOR) and the six months ended December 31, 2005 (SUCCESSOR), and June 30, 2005 (PREDECESSOR), in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

     As described in Note 2 to the consolidated financial statements, the Company was acquired by MetLife, Inc. on July 1, 2005. As required by the U.S. Securities and Exchange Commission Staff Accounting Bulletin Topic 5-J, Push Down Basis of Accounting Required in Certain Limited Circumstances, the purchase method of accounting was applied to the assets and liabilities of the Company, and such assets and liabilities were measured at their fair values as of the acquisition date in conformity with Statement of Financial Accounting Standards No. 141, Business Combinations. The accompanying consolidated financial statements for periods subsequent and prior to the acquisition date are labeled "SUCCESSOR" and "PREDECESSOR," respectively.

/s/ DELOITTE & TOUCHE LLP
DELOITTE & TOUCHE LLP

New York, New York
March 6, 2007
(October 30, 2007 as to Note 15)

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Stockholder
MetLife Life and Annuity Company of Connecticut:

     We have audited the accompanying statements of income, stockholder's equity, and cash flows of MetLife Life and Annuity Company of Connecticut (formerly, The Travelers Life and Annuity Company) for the year ended December 31, 2004 (PREDECESSOR). These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit.

     We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, the financial statements referred to above present fairly, in all material respects, the results of the operations, stockholder's equity and cash flows of MetLife Life and Annuity Company of Connecticut for the year ended December 31, 2004 in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP
KPMG LLP
Hartford, Connecticut
March 28, 2005

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Stockholder
MetLife Life and Annuity Company of Connecticut:

     Under date of March 28, 2005, we reported on the statements of income, stockholder's equity and cash flows of MetLife Life and Annuity Company of Connecticut (formerly, The Travelers Life and Annuity Company) for the year ended December 31, 2004 (PREDECESSOR) , which are included in the Form 10-K. In connection with our audit of the aforementioned financial statements, we also audited the related financial statement schedules as listed in the accompanying index. These financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statement schedules based on our audit.

     In our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

/s/ KPMG LLP
KPMG LLP
Hartford, Connecticut
March 28, 2005

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2006 AND 2005

                 (IN MILLIONS, EXCEPT SHARE AND PER SHARE DATA)

                                                                      SUCCESSOR
                                                                  -----------------
                                                                    2006      2005
                                                                  -------   -------
ASSETS
Investments:
  Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $5,967 and $6,158,
     respectively)..............................................  $ 5,889   $ 6,055
  Equity securities available-for-sale, at estimated fair value
     (cost: $56 and $4, respectively)...........................       57         4
  Mortgage loans on real estate.................................      295       258
  Policy loans..................................................       55        37
  Real estate joint ventures held-for-investment................        2        --
  Other limited partnership interests...........................       68        73
  Short-term investments........................................       95        57
  Other invested assets.........................................      341       333
                                                                  -------   -------
     Total investments..........................................    6,802     6,817
Cash and cash equivalents.......................................      230       233
Accrued investment income.......................................       68        69
Premiums and other receivables..................................      289       201
Deferred policy acquisition costs and value of business
  acquired......................................................    1,712     1,777
Current income tax recoverable..................................       19        20
Deferred income tax assets......................................        8        90
Goodwill........................................................      239       243
Other assets....................................................       25        22
Separate account assets.........................................   12,246    12,179
                                                                  -------   -------
     Total assets...............................................  $21,638   $21,651
                                                                  =======   =======

LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
  Future policy benefits........................................  $ 1,782   $ 1,740
  Policyholder account balances.................................    5,377     5,688
  Other policyholder funds......................................       79        68
  Payables for collateral under derivative transactions.........      102       108
  Other liabilities.............................................      119       132
  Separate account liabilities..................................   12,246    12,179
                                                                  -------   -------
     Total liabilities..........................................   19,705    19,915
                                                                  -------   -------
CONTINGENCIES, COMMITMENTS AND GUARANTEES (NOTE 10)
Stockholder's Equity:
  Common stock, par value $100 per share; 100,000 shares
     authorized, 30,000 shares issued and outstanding...........        3         3
  Additional paid-in capital....................................    1,730     1,725
  Retained earnings.............................................      230        50
  Accumulated other comprehensive income (loss).................      (30)      (42)
                                                                  -------   -------
     Total stockholder's equity.................................    1,933     1,736
                                                                  -------   -------
     Total liabilities and stockholder's equity.................  $21,638   $21,651
                                                                  =======   =======




          See accompanying notes to consolidated financial statements.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                        CONSOLIDATED STATEMENTS OF INCOME
                    FOR THE YEAR ENDED DECEMBER 31, 2006 AND
            THE SIX MONTHS ENDED DECEMBER 31, 2005 AND JUNE 30, 2005
                      AND THE YEAR ENDED DECEMBER 31, 2004

                                  (IN MILLIONS)

                                                SUCCESSOR                        PREDECESSOR
                                     -------------------------------   -------------------------------
                                      YEAR ENDED    SIX MONTHS ENDED   SIX MONTHS ENDED    YEAR ENDED
                                     DECEMBER 31,     DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                     ------------   ----------------   ----------------   ------------
                                         2006             2005               2005             2004
                                     ------------   ----------------   ----------------   ------------
REVENUES
Premiums...........................      $ 43             $ 17               $ 20             $ 40
Universal life and investment-type
  product policy fees..............       483              233                221              371
Net investment income..............       361              167                223              389
Other revenues.....................        27               11                 12               19
Net investment gains (losses)......       (83)             (35)                (6)              17
                                         ----             ----               ----             ----
  Total revenues...................       831              393                470              836
                                         ----             ----               ----             ----
EXPENSES
Policyholder benefits and claims...       117               90                 49               85
Interest credited to policyholder
  account balances.................       154               76                126              241
Other expenses.....................       306              165                184              303
                                         ----             ----               ----             ----
  Total expenses...................       577              331                359              629
                                         ----             ----               ----             ----
Income before provision for income
  tax..............................       254               62                111              207
Provision for income tax...........        74               12                 35               49
                                         ----             ----               ----             ----
Net income.........................      $180             $ 50               $ 76             $158
                                         ====             ====               ====             ====




          See accompanying notes to consolidated financial statements.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                 CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
                    FOR THE YEAR ENDED DECEMBER 31, 2006 AND
            THE SIX MONTHS ENDED DECEMBER 31, 2005 AND JUNE 30, 2005
                      AND THE YEAR ENDED DECEMBER 31, 2004

                                  (IN MILLIONS)


                                                                          ACCUMULATED OTHER
                                                                            COMPREHENSIVE
                                                                            INCOME (LOSS)
                                                                          -----------------
                                                  ADDITIONAL                NET UNREALIZED
                                         COMMON     PAID-IN    RETAINED       INVESTMENT
                                          STOCK     CAPITAL    EARNINGS     GAINS (LOSSES)     TOTAL
                                         ------   ----------   --------   -----------------   ------
BALANCE AT JANUARY 1, 2004
  (PREDECESSOR)........................    $3       $  417       $ 764          $ 215         $1,399
Capital contributed by parent..........                400                                       400
Comprehensive income (loss):
  Net income...........................                            158                           158
  Other comprehensive income (loss):
     Unrealized gains (losses) on
       derivative instruments, net of
       income tax......................                                            (5)            (5)
     Unrealized investment gains
       (losses), net of related offsets
       and income tax..................                                             9              9
                                                                                              ------
     Other comprehensive income
       (loss)..........................                                                            4
                                                                                              ------
  Comprehensive income (loss)..........                                                          162
                                           --       ------       -----          -----         ------
BALANCE AT DECEMBER 31, 2004
  (PREDECESSOR)........................     3          817         922            219          1,961
Comprehensive income (loss):
  Net income...........................                             76                            76
  Other comprehensive income (loss):
     Unrealized gains (losses) on
       derivative instruments, net of
       income tax......................                                            (2)            (2)
     Unrealized investment gains
       (losses), net of related offsets
       and income tax..................                                            (5)            (5)
                                                                                              ------
     Other comprehensive income
       (loss)..........................                                                           (7)
                                                                                              ------
  Comprehensive income (loss)..........                                                           69
Assumption of liabilities by parent....                  4                                         4
                                           --       ------       -----          -----         ------
BALANCE AT JUNE 30, 2005
  (PREDECESSOR)........................     3          821         998            212          2,034
Effect of push down accounting of
  MetLife, Inc.'s purchase price on
  MetLife Life and Annuity Company of
  Connecticut's net assets acquired
  (see Note 2).........................              1,112        (998)          (212)           (98)
                                           --       ------       -----          -----         ------
BALANCE AT JULY 1, 2005 (SUCCESSOR)....     3        1,933          --             --          1,936
Comprehensive income (loss):
  Revisions of purchase price pushed
     down to MetLife Life and Annuity
     Company of Connecticut's net
     assets acquired (See Note 2)......               (208)                                     (208)
  Net income...........................                             50                            50
  Other comprehensive income (loss):
     Unrealized investment gains
       (losses), net of related offsets
       and income tax..................                                           (42)           (42)
                                                                                              ------
     Other comprehensive income
       (loss)..........................                                                          (42)
                                                                                              ------
  Comprehensive income (loss)..........                                                            8
                                           --       ------       -----          -----         ------
BALANCE AT DECEMBER 31, 2005
  (SUCCESSOR)..........................     3        1,725          50            (42)         1,736
Revisions of purchase price pushed down
  to MetLife Life and Annuity Company
  of Connecticut's net assets acquired
  (See Note 2).........................                  5                                         5
Comprehensive income (loss):
  Net income...........................                            180                           180
  Other comprehensive income (loss):
     Unrealized investment gains
       (losses), net of related offsets
       and income tax..................                                            12             12
                                                                                              ------
     Other comprehensive income
       (loss)..........................                                                           12
                                                                                              ------
  Comprehensive income (loss)..........                                                          192
                                           --       ------       -----          -----         ------
BALANCE AT DECEMBER 31, 2006
  (SUCCESSOR)..........................    $3       $1,730       $ 230          $ (30)        $1,933
                                           ==       ======       =====          =====         ======




          See accompanying notes to consolidated financial statements.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                    FOR THE YEAR ENDED DECEMBER 31, 2006 AND
            THE SIX MONTHS ENDED DECEMBER 31, 2005 AND JUNE 30, 2005
                      AND THE YEAR ENDED DECEMBER 31, 2004

                                  (IN MILLIONS)

                                                    SUCCESSOR                        PREDECESSOR
                                         -------------------------------   -------------------------------
                                          YEAR ENDED    SIX MONTHS ENDED   SIX MONTHS ENDED    YEAR ENDED
                                         DECEMBER 31,     DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                         ------------   ----------------   ----------------   ------------
                                             2006             2005               2005             2004
                                         ------------   ----------------   ----------------   ------------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income.............................     $   180          $    50                  $  76      $   158
Adjustments to reconcile net income to
  net cash provided by operating
  activities:
     Amortization of premiums and
       accretion of discounts
       associated with investments,
       net.............................           1               12                     (8)         (18)
     (Gains) losses from sales of
       investments, net................          83               35                      6          (17)
     Equity earnings of real estate
       joint ventures and other limited
       partnership interests...........          (6)              --                     --           --
     Interest credited to policyholder
       account balances................         154               76                    126          241
     Universal life and investment-type
       product policy fees.............        (483)            (233)                  (221)        (371)
     Change in accrued investment
       income..........................           1               11                     (4)          (7)
     Change in premiums and other
       receivables.....................         (83)             (81)                     2           --
     Change in deferred policy
       acquisition costs, net..........          53              (56)                   (90)        (243)
     Change in insurance-related
       liabilities.....................          17               49                    (15)         (49)
     Change in income tax payable......          74              (25)                  (242)         227
     Change in other assets............         191               90                     49           72
     Change in other liabilities.......         (44)              54                    (75)         (17)
     Other, net........................          (1)              (1)                    34          (21)
                                            -------          -------                  -----      -------
Net cash provided by (used in)
  operating activities.................         137              (19)                  (362)         (45)
                                            -------          -------                  -----      -------
CASH FLOWS FROM INVESTING ACTIVITIES
  Sales, maturities and repayments of:
     Fixed maturity securities.........       2,935            3,484                    521        1,305
     Equity securities.................           8               30                      8           19
     Mortgage loans on real estate.....          44               37                     18           59
     Real estate and real estate joint
       ventures........................           1               --                     17            9
     Other limited partnership
       interests.......................          24               17                     18           23
  Purchases of:
     Fixed maturity securities.........      (2,863)          (3,557)                  (448)      (2,156)
     Equity securities.................          (8)              --                     (1)         (30)
     Mortgage loans on real estate.....         (81)             (20)                   (75)        (136)
     Real estate and real estate joint
       ventures........................          (2)              --                     --           --
     Other limited partnership
       interests.......................         (17)             (11)                   (41)         (89)
  Net change in policy loans...........         (17)              (2)                    (4)          (5)
  Net change in short-term
     investments.......................         (37)             131                    135         (225)
  Net change in other invested assets..          30               20                     16           43
  Other, net...........................          --               --                      2           (1)
                                            -------          -------                  -----      -------
Net cash (used in) provided by
  investing activities.................          17              129                    166       (1,184)
                                            -------          -------                  -----      -------
CASH FLOWS FROM FINANCING ACTIVITIES
  Policyholder account balances:
     Deposits..........................         551              343                    476        1,023
     Withdrawals.......................        (684)            (290)                  (181)        (178)
  Net change in payables for collateral
     under derivative transactions.....          (6)              (2)                   (98)         (16)
  Financing element of certain
     derivative instruments............         (18)             (13)                    --           --
  Capital contribution from parent.....          --               --                     --          400
                                            -------          -------                  -----      -------
Net cash (used in) provided by
  financing activities.................        (157)              38                    197        1,229
                                            -------          -------                  -----      -------
Change in cash and cash equivalents....          (3)             148                      1           --
Cash and cash equivalents, beginning of
  period...............................         233               85                      1            1
                                            -------          -------                  -----      -------
CASH AND CASH EQUIVALENTS, END OF
  PERIOD...............................     $   230          $   233                  $   2      $     1
                                            =======          =======                  =====      =======
Supplemental disclosures of cash flow
  information:
     Income tax paid (received)........     $    --          $    37                  $ 277      $  (179)
                                            =======          =======                  =====      =======
Non-cash transactions during the
  period:
  Assumption of liabilities by MetLife
     Insurance Company of Connecticut..     $    --          $    --                  $   4      $    --
                                            =======          =======                  =====      =======
  Contribution of goodwill from
     MetLife, Inc. ....................     $    (4)         $    --                  $  --      $    --
                                            =======          =======                  =====      =======
See Note 2 for purchase accounting
  adjustments.



          See accompanying notes to consolidated financial statements.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING
    POLICIES

  BUSINESS

     "MLAC" or the "Company" refers to MetLife Life and Annuity Company of Connecticut (formerly, The Travelers Life and Annuity Company), a Connecticut corporation incorporated in 1973, and its subsidiary. MLAC is a wholly-owned subsidiary of MetLife Insurance Company of Connecticut ("MICC," formerly The Travelers Insurance Company). MICC is a subsidiary of MetLife, Inc. ("MetLife"). The Company's core offerings include universal and variable life insurance, fixed and variable deferred annuities, structured settlements and payout annuities.

     On July 1, 2005 ("Acquisition Date"), the Company became a subsidiary of MetLife. The Company and its parent, including substantially all of Citigroup Inc's ("Citigroup") international insurance businesses, excluding Primerica Life Insurance Company and its subsidiaries ("Primerica") (collectively, "Travelers"), were acquired by MetLife from Citigroup (the "Acquisition") for $12.1 billion. See Note 2 for further information on the Acquisition.

     The Company currently operates as a single segment and, as such, financial results are prepared and reviewed by management as a single operating segment. The Company continually evaluates its operating activities and the method utilized by management to evaluate the performance of such activities and will report on a segment basis when appropriate to do so.

     On February 14, 2006, a Certificate of Amendment was filed with the State of Connecticut Office of the Secretary of the State changing the name of The Travelers Life and Annuity Company to MetLife Life and Annuity Company of Connecticut, effective May 1, 2006.

  BASIS OF PRESENTATION

     The accompanying consolidated financial statements include the accounts of
i) the Company and its subsidiary and ii) partnerships and joint ventures in which the Company has control. Assets, liabilities, revenues and expenses of the Company's general account for 2005 and 2004 include amounts related to certain separate accounts previously reported in separate account assets and liabilities. See "Adoption of New Accounting Pronouncements." Intercompany accounts and transactions have been eliminated.

     The Company uses the equity method of accounting for investments in equity securities in which it has more than a 20% interest and for real estate joint ventures and other limited partnership interests in which it has more than a minor equity interest or more than a minor influence over the joint ventures and partnership's operations, but does not have a controlling interest and is not the primary beneficiary. The Company uses the cost method of accounting for real estate joint ventures and other limited partnership interests in which it has a minor equity investment and virtually no influence over the joint ventures and partnership's operations.

     Certain amounts in the prior year periods' consolidated financial statements have been reclassified to conform with the 2006 presentation.

  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND CRITICAL ACCOUNTING ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the consolidated financial statements. The most critical estimates include those used in determining:

        (i) the fair value of investments in the absence of quoted market values;

       (ii) investment impairments;

      (iii) the recognition of income on certain investments;

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


       (iv) the application of the consolidation rules to certain investments;

        (v) fair value of and accounting for derivatives;

       (vi) the capitalization and amortization of deferred policy acquisition costs ("DAC") and the establishment and amortization of value of business acquired ("VOBA");

      (vii) the measurement of goodwill and related impairment, if any;

     (viii) the liability for future policyholder benefits;

       (ix) accounting for income taxes and the valuation of deferred income tax assets;

        (x) accounting for reinsurance transactions; and

       (xi) the liability for litigation and regulatory matters.

     A description of such critical estimates is incorporated within the discussion of the related accounting policies which follow. The application of purchase accounting requires the use of estimation techniques in determining the fair value of the assets acquired and liabilities assumed -- the most significant of which relate to the aforementioned critical estimates. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's businesses and operations. Actual results could differ from these estimates.

  Investments

     The Company's principal investments are in fixed maturity and equity securities, policy loans, mortgage loans on real estate, real estate joint ventures and other limited partnership interests, short-term investments and other invested assets. The accounting policies related to each are as follows:

          Fixed Maturity and Equity Securities. The Company's fixed maturity and equity securities are classified as available-for-sale, and are reported at their estimated fair value. Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income or loss, net of policyholder related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales of securities are determined on a specific identification basis.

          Interest income on fixed maturity securities is recorded when earned using an effective yield method giving effect to amortization of premiums and accretion of discounts. Dividends on equity securities are recorded when declared. These dividends and interest income are recorded as part of net investment income.

          Included within fixed maturity securities are loan-backed securities including mortgage-backed and asset-backed securities. Amortization of the premium or discount from the purchase of these securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed and asset-backed securities are obtained from broker-dealer survey values or internal estimates. For credit-sensitive mortgage-backed and asset-backed securities and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other mortgage-backed and asset-backed securities, the effective yield is recalculated on a retrospective basis.

          The cost of fixed maturity and equity securities is adjusted for impairments in value deemed to be other-than-temporary in the period in which the determination is made. These impairments are included within net investment gains (losses) and the cost basis of the fixed maturity and equity securities is reduced accordingly. The Company does not change the revised cost basis for subsequent recoveries in value.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


          The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in fair value. The Company's review of its fixed maturity and equity securities for impairments includes an analysis of the total gross unrealized losses by three categories of securities: (i) securities where the estimated fair value had declined and remained below cost or amortized cost by less than 20%; (ii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for less than six months; and (iii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for six months or greater.

          Additionally, management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used by the Company in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the market value has been below cost or amortized cost; (ii) the potential for impairments of securities when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; (vi) the Company's ability and intent to hold the security for a period of time sufficient to allow for the recovery of its value to an amount equal to or greater than cost or amortized cost (See also Note 3);
     (vii) unfavorable changes in forecasted cash flows on asset-backed securities; and (viii) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

          Mortgage Loans on Real Estate. Mortgage loans on real estate are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, net of valuation allowances. Interest income is accrued on the principal amount of the loan based on the loan's contractual interest rate. Amortization of premiums and discounts is recorded using the effective yield method. Interest income, amortization of premiums and discounts, and prepayment fees are reported in net investment income. Loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Valuation allowances are established for the excess carrying value of the loan over the present value of expected future cash flows discounted at the loan's original effective interest rate, the value of the loan's collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or the loan's market value if the loan is being sold. The Company also establishes allowances for loan losses when a loss contingency exists for pools of loans with similar characteristics, such as mortgage loans based on similar property types or loan to value risk factors. A loss contingency exists when the likelihood that a future event will occur is probable based on past events. Interest income earned on impaired loans is accrued on the principal amount of the loan based on the loan's contractual interest rate. However, interest ceases to be accrued for loans on which interest is generally more than 60 days past due and/or where the collection of interest is not considered probable. Cash receipts on such impaired loans are recorded as a reduction of the recorded investment. Gains and losses from the sale of loans and changes in valuation allowances are reported in net investment gains (losses).

          Policy Loans. Policy loans are stated at unpaid principal balances. Interest income on such loans is recorded as earned using the contractually agreed upon interest rate. Generally, interest is capitalized on the policy's anniversary date.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


          Real Estate Joint Ventures and Other Limited Partnership
     Interests. The Company uses the equity method of accounting for investments in real estate joint ventures and other limited partnership interests in which it has more than a minor equity interest, or more than a minor influence over the joint ventures and partnership's operations, but does not have a controlling interest and is not the primary beneficiary. The Company uses the cost method of accounting for real estate joint ventures and other limited partnership interests in which it has a minor equity investment and virtually no influence over the joint ventures and the partnership's operations. In addition to the investees performing regular evaluations for the impairment of underlying investments, the Company routinely evaluates its investments in real estate joint ventures and limited partnerships for impairments. For its cost method investments it follows an impairment analysis which is similar to the process followed for its fixed maturity and equity securities as described previously. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. When an other-than-temporary impairment is deemed to have occurred, the Company records a realized capital loss within net investment gains (losses) to record the investment at its fair value.

          Prior to the Acquisition, the Company used the equity method of accounting for all real estate joint ventures and other limited partnership interests in which it had an ownership interest but did not control, including those in which it had a minor equity investment or virtually no influence over operations.

          Short-term Investments. Short-term investments include investments with remaining maturities of one year or less, but greater than three months, at the time of acquisition and are stated at amortized cost, which approximates fair value.

          Other Invested Assets. Other invested assets consist primarily of stand-alone derivatives with positive fair values.

          Estimates and Uncertainties. The Company's investments are exposed to three primary sources of risk: credit, interest rate and market valuation. The financial statement risks, stemming from such investment risks, are those associated with the recognition of impairments, the recognition of income on certain investments; and the determination of fair values.

          The determination of the amount of allowances and impairments, as applicable, are described above by investment type. The determination of such allowances and impairments is highly subjective and is based upon the Company's periodic evaluation and assessment of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available. Management updates its evaluations regularly and reflects changes in allowances and impairments in operations as such evaluations are revised.

          The recognition of income on certain investments (e.g. loan-backed securities including mortgage-backed and asset-backed securities, certain investment transactions, etc.) is dependent upon market conditions, which could result in prepayments and changes in amounts to be earned.

          The fair values of publicly held fixed maturity securities and publicly held equity securities are based on quoted market prices or estimates from independent pricing services. However, in cases where quoted market prices are not available, such as for private fixed maturity securities fair values are estimated using present value or valuation techniques. The determination of fair values is based on: (i) valuation methodologies; (ii) securities the Company deems to be comparable; and
     (iii) assumptions deemed appropriate given the circumstances. The fair value estimates are made at a specific point in time, based on available market information and judgments about financial instruments, including estimates of the timing and amounts of expected future cash flows and the credit standing of the issuer or counterparty. Factors considered in estimating fair value include: coupon rate,

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)



     maturity, estimated duration, call provisions, sinking fund requirements, credit rating, industry sector of the issuer, and quoted market prices of comparable securities. The use of different methodologies and assumptions may have a material effect on the estimated fair value amounts.

          Additionally, when the Company enters into certain real estate joint ventures and other limited partnerships for which the Company may be deemed to be the primary beneficiary under Financial Accounting Standards Board ("FASB") Interpretation ("FIN") No. 46(r), Consolidation of Variable Interest Entities -- An Interpretation of ARB No. 51, it may be required to consolidate such investments. The accounting rules for the determination of the primary beneficiary are complex and require evaluation of the contractual rights and obligations associated with each party involved in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party.

          The use of different methodologies and assumptions as to the timing and amount of impairments, recognition of income and the determination of the fair value of investments may have a material effect on the amounts presented within the consolidated financial statements.

  Derivative Financial Instruments

     Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, or other financial indices. Derivatives may be exchange traded or contracted in the over-the-counter market. The Company uses a variety of derivatives, including swaps, forwards, futures and option contracts, to manage the risk associated with variability in cash flows or changes in fair values related to the Company's financial instruments. To a lesser extent, the Company uses credit derivatives to synthetically replicate investment risks and returns which are not readily available in the cash market. The Company also purchases certain securities, issues certain insurance policies and investment contracts and engages in certain reinsurance contracts that have embedded derivatives.

     Freestanding derivatives are carried on the Company's consolidated balance sheet either as assets within other invested assets or as liabilities within other liabilities at fair value as determined by quoted market prices or through the use of pricing models. The determination of fair value, when quoted market values are not available, is based on valuation methodologies and assumptions deemed appropriate under the circumstances. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, market volatility, and liquidity. Values can also be affected by changes in estimates and assumptions used in pricing models. Such assumptions include estimates of volatility, interest rates, foreign currency exchange rates, other financial indices and credit ratings. Essential to the analysis of the fair value is a risk of counterparty default. The use of different assumptions may have a material effect on the estimated derivative fair value amounts as well as the amount of reported net income.

     If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting pursuant to Statement of Financial Accounting Standards ("SFAS") No. 133, Accounting for Derivative Instruments and Hedging Activities ("SFAS 133"), as amended changes in the fair value of the derivative are reported in net investment gains (losses). The fluctuations in fair value of derivatives which have not been designated for hedge accounting can result in significant volatility in net income.

     To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge as either: (i) a hedge of the fair value of a recognized asset or liability or an unrecognized firm commitment ("fair value hedge"); or (ii) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow hedge"). In this documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)



effectiveness and the method which will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship. Assessments and measurement of hedge effectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

     The accounting for derivatives is complex and interpretations of the primary accounting standards continue to evolve in practice. Judgment is applied in determining the availability and application of hedge accounting designations and the appropriate accounting treatment under these accounting standards. If it was determined that hedge accounting designations were not appropriately applied, reported net income could be materially affected. Differences in judgment as to the availability and application of hedge accounting designations and the appropriate accounting treatment may result in a differing impact on the consolidated financial statements of the Company from that previously reported.

     Under a fair value hedge, changes in the fair value of the hedging derivative, including amounts measured as ineffectiveness, and changes in the fair value of the hedged item related to the designated risk being hedged, are reported within net investment gains (losses). The fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of income within interest income or interest expense to match the location of the hedged item.

     Under a cash flow hedge, changes in the fair value of the hedging derivative measured as effective are reported within other comprehensive income
(loss), a separate component of stockholders' equity, and the deferred gains or losses on the derivative are reclassified into the consolidated statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item. Changes in the fair value of the hedging instrument measured as ineffectiveness are reported within net investment gains (losses). The fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of income within interest income or interest expense to match the location of the hedged item.

     The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; (iv) a hedged firm commitment no longer meets the definition of a firm commitment; or (v) the derivative is de-designated as a hedging instrument.

     When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the fair value or cash flows of a hedged item, the derivative continues to be carried on the consolidated balance sheet at its fair value, with changes in fair value recognized currently in net investment gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in fair value of derivatives recorded in other comprehensive income (loss) related to discontinued cash flow hedges are released into the consolidated statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item.

     When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur by the end of the specified time period or the hedged item no longer meets the definition of a firm commitment, the derivative continues to be carried on the consolidated balance sheet at its fair value, with changes in fair value recognized currently in net investment gains (losses). Any asset or liability associated with a recognized firm commitment is derecognized from the consolidated balance sheet, and recorded currently in net investment gains (losses). Deferred gains and losses of a derivative recorded in other comprehensive income (loss)

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)



pursuant to the cash flow hedge of a forecasted transaction are recognized immediately in net investment gains (losses).

     In all other situations in which hedge accounting is discontinued, the derivative is carried at its fair value on the consolidated balance sheet, with changes in its fair value recognized in the current period as net investment gains (losses).

     The Company is also a party to financial instruments that contain terms which are deemed to be embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated under SFAS 133. If the instrument would not be accounted for in its entirety at fair value and it is determined that the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative. Such embedded derivatives are carried on the consolidated balance sheet at fair value with the host contract and changes in their fair value are reported currently in net investment gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at fair value, with changes in fair value recognized in the current period in net investment gains (losses). Additionally, the Company may elect to carry an entire contract on the balance sheet at fair value, with changes in fair value recognized in the current period in net investment gains (losses) if that contract contains an embedded derivative that requires bifurcation. There is a risk that embedded derivatives requiring bifurcation may not be identified and reported at fair value in the consolidated financial statements and that their related changes in fair value could materially affect reported net income.

  Cash and Cash Equivalents

     The Company considers all highly liquid investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents.

  Deferred Policy Acquisition Costs and Value of Business Acquired

     The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that vary with and relate to the production of new business are deferred as DAC. Such costs consist principally of commissions and agency and policy issue expenses. VOBA is an intangible asset that reflects the estimated fair value of in-force contracts in a life insurance company acquisition and represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the business in-force at the acquisition date. VOBA is based on actuarially determined projections, by each block of business, of future policy and contract charges, premiums, mortality, separate account performance, surrenders, operating expenses, investment returns and other factors. Actual experience on the purchased business may vary from these projections. The recovery of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated in the financial statements for reporting purposes.

     DAC related to internally replaced contracts are generally expensed at the date of replacement.

     DAC and VOBA on life insurance or investment-type contracts are amortized in proportion to gross premiums or gross profits, depending on the type of contract as described below.

     The Company amortizes DAC and VOBA related to non-participating traditional contracts (term insurance and non-participating whole life insurance) over the entire premium paying period in proportion to the present value of actual historic and expected future gross premiums. The present value of expected premiums is based upon the premium requirement of each policy and assumptions for mortality, persistency, and investment returns at policy issuance, or policy acquisition as it relates to VOBA, that include provisions for adverse deviation and are consistent

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)



with the assumptions used to calculate future policyholder benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance or acquisition is caused only by variability in premium volumes.

     The Company amortizes DAC and VOBA related to fixed and variable universal life contracts and fixed and variable deferred annuity contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used, and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses, and persistency are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits.

     Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these changes and only changes the assumption when its long-term expectation changes.

     The Company also reviews periodically other long-term assumptions underlying the projections of estimated gross profits. These include investment returns, policyholder dividend scales, interest crediting rates, mortality, persistency, and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross profits which may have significantly changed. If the update of assumptions causes expected future gross profits to increase, DAC and VOBA amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross profits to decrease.

  Sales Inducements

     The Company has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  Goodwill

     Goodwill is the excess of cost over the fair value of net assets acquired. Goodwill is not amortized but is tested for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. Impairment testing is performed using the fair value approach, which requires the use of estimates and judgment, at the "reporting unit" level. A reporting unit is the operating segment or a business one level below the operating segment, if discrete financial information is prepared and regularly reviewed by management at that level. If the carrying value of a reporting unit's goodwill exceeds its fair value, the excess is recognized as an impairment and recorded as a charge against net income. The fair values of the reporting units are determined using a market multiple and discounted cash flow model. The critical estimates necessary in determining fair value are projected earnings, comparative market multiples and the discount rate.

  Liability for Future Policy Benefits and Policyholder Account Balances

     The Company establishes liabilities for amounts payable under insurance policies, including traditional life insurance and traditional annuities. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, policy lapse, renewal, retirement, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. Utilizing these assumptions, liabilities are established on a block of business basis.

     Future policy benefit liabilities for non-participating traditional life insurance policies are equal to the aggregate of the present value of future benefit payments and related expenses less the present value of future net premiums. Assumptions as to mortality and persistency are based upon the Company's experience when the basis of the liability is established. The interest rates for future policy benefit liabilities on non-participating traditional life insurance is 4%.

     Future policy benefit liabilities for individual annuities after annuitization are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 3% to 6%.

     The Company establishes future policy benefit liabilities for minimum death benefit guarantees relating to certain annuity contracts and secondary guarantees relating to certain life policies as follows:

     - Annuity guaranteed death benefit ("GMDB") liabilities are determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the GMDB liabilities are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk. The assumptions of investment performance and volatility are consistent with the historical experience of the Standard & Poor's 500 Index ("S&P"). The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     - Liabilities for universal and variable life secondary guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balances, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)



       The assumptions used in estimating the secondary and paid up guarantee liabilities are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk. The assumptions of investment performance and volatility for variable products are consistent with historical S&P experience. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     The Company establishes policyholder account balances ("PAB") for guaranteed minimum benefit riders relating to certain variable annuity products as follows:

     - Guaranteed minimum withdrawal benefit riders ("GMWB") guarantee the contractholder a return of their purchase payment via partial withdrawals, even if the account value is reduced to zero, provided that the contractholder's cumulative withdrawals in a contract year do not exceed a certain limit. The initial guaranteed withdrawal amount is equal to the initial benefit base as defined in the contract (typically, the initial purchase payments plus applicable bonus amounts). The GMWB is an embedded derivative, which is measured at fair value separately from the host variable annuity product.

     - Guaranteed minimum accumulation benefit riders ("GMAB") provide the contractholder, after a specified period of time determined at the time of issuance of the variable annuity contract, with a minimum accumulation of their purchase payments even if the account value is reduced to zero. The initial guaranteed accumulation amount is equal to the initial benefit base as defined in the contract (typically, the initial purchase payments plus applicable bonus amounts). The GMAB is also an embedded derivative, which is measured at fair value separately from the host variable annuity product.

     - For both GMWB and GMAB, the initial benefit base is increased by additional purchase payments made within a certain time period and decreases by benefits paid and/or withdrawal amounts. After a specified period of time, the benefit base may also increase as a result of an optional reset as defined in the contract.

     - The fair values of the GMWB and GMAB riders are calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior. In measuring the fair value of GMWBs and GMABs, the Company attributes a portion of the fees collected from the policyholder equal to the present value of expected future guaranteed minimum withdrawal and accumulation benefits (at inception). The changes in fair value are reported in net investment gains (losses). Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees. These riders may be more costly than expected in volatile or declining markets, causing an increase to liabilities for future policy benefits, negatively affecting net income.

     The Company periodically reviews its estimates of actuarial liabilities for future policy benefits and compares them with actual experience. Differences between actual experience and the assumptions used in pricing these policies, guarantees and riders and in the establishment of the related liabilities result in variances in profit and could result in losses. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

     PABs relate to investment-type contracts and universal life-type policies. Investment-type contracts principally include traditional individual fixed annuities in the accumulation phase. PABs are equal to: (i) policy account values, which consist of an accumulation of gross premium payments; (ii) credited interest, ranging from 0.5% to 12% less expenses, mortality charges, and withdrawals; and (iii) fair value purchase accounting adjustments relating to the Acquisition.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  Other Policyholder Funds

     Other policyholder funds include policy and contract claims and unearned revenue liabilities.

     The liability for policy and contract claims generally relates to incurred but not reported claims as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of incurred but not reported claims principally from actuarial analyses of historical patterns of claims and claims development for each line of business. The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

     The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and amortized using the product's estimated gross profits similar to DAC. Such amortization is recorded in universal life and investment-type product policy fees.

  Recognition of Insurance Revenue and Related Benefits

     Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

     Deposits related to universal life-type and investment-type products are credited to PABs. Revenues from such contracts consist of amounts assessed against PABs for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related PABs.

     Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

  Other Revenues

     Other revenues include advisory fees, broker-dealer commissions and fees and administrative service fees. Such fees and commissions are recognized in the period in which services are performed.

  Income Taxes

     The Company files a consolidated U.S. federal income tax return in accordance with the provisions of the Internal Revenue Code of 1986, as amended (the "Code").

     The Company's accounting for income taxes represents management's best estimate of various events and transactions.

     Deferred income tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

     For U.S. federal income tax purposes, an election in 2005 under Internal Revenue Code Section 338 was made by the Company's ultimate parent, MetLife. As a result of this election, the tax basis in the acquired assets and

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)



liabilities was adjusted as of the acquisition date and the related deferred income tax asset established for the taxable difference from the book basis.

     The realization of deferred income tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation allowances should be established as well as the amount of such allowances. When making such determination, consideration is given to, among other things, the following:

     (i) future taxable income exclusive of reversing temporary differences and carryforwards;

     (ii)  future reversals of existing taxable temporary differences;

     (iii) taxable income in prior carryback years; and

     (iv)  tax planning strategies.

     The Company may be required to change its provision for income taxes in certain circumstances. Examples of such circumstances include when the ultimate deductibility of certain items is challenged by taxing authorities or when estimates used in determining valuation allowances on deferred income tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, future events such as changes in tax legislation could have an impact on the provision for income tax and the effective tax rate. Any such changes could significantly affect the amounts reported in the consolidated financial statements in the year these changes occur.

     The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax.

  Reinsurance

     The Company enters into reinsurance transactions as a purchaser of reinsurance for its insurance products.

     For each of its reinsurance contracts, the Company determines if the contract provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. The Company reviews all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

     For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid, and the liabilities ceded related to the underlying contracts is considered the net cost of reinsurance at the inception of the contract. The net cost of reinsurance is recorded as an adjustment to DAC and recognized as a component of other expenses on a basis consistent with the way the acquisition costs on the underlying reinsured contracts would be recognized. Subsequent amounts paid on the reinsurance of in-force blocks, as well as amounts paid related to new business are recorded as ceded premiums and ceded future policy benefit liabilities are established.

     The assumptions used to account for long-duration reinsurance contracts are consistent with those used for the underlying contracts. Ceded policyholder and contract related liabilities, other than those currently due, are reported gross on the balance sheet.

     Amounts currently recoverable under reinsurance contracts are included in premiums and other receivables and amounts currently payable are included in other liabilities. Such assets and liabilities relating to reinsurance

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)



contracts with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance contract.

     Premiums, fees and policyholder benefits and claims are net of reinsurance ceded.

     If the Company determines that a reinsurance contract does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the contract as a deposit, net of related expenses. Deposits received are included in other liabilities and deposits made are included within other assets. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenue or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenue or other expenses, as appropriate.

     Amounts received from reinsurers for policy administration are reported in other revenues.

     Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed previously.

  Separate Accounts

     Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if: (i) such separate accounts are legally recognized; (ii) assets supporting the contract liabilities are legally insulated from the Company's general account liabilities; (iii) investments are directed by the contractholder; and (iv) all investment performance, net of contract fees and assessments, is passed through to the contractholder.

     The Company reports separate account assets meeting such criteria at their fair value. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the consolidated statements of income.

     The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges. Separate accounts not meeting the above criteria are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses.

  Litigation Contingencies

     The Company is a party to a number of legal actions and regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's consolidated financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's consolidated financial statements. It is possible that an adverse outcome in certain of the Company's litigation and regulatory investigations, or the use of different assumptions in the determination of amounts recorded could have a material effect upon the Company's consolidated net income or cash flows in particular quarterly or annual periods.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

  Derivative Financial Instruments

     The Company has adopted guidance relating to derivative financial instruments as follows:

     - Effective January 1, 2006, the Company adopted prospectively SFAS No. 155, Accounting for Certain Hybrid Instruments ("SFAS 155"). SFAS 155 amends SFAS 133 and SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities ("SFAS 140"). SFAS 155 allows financial instruments that have embedded derivatives to be accounted for as a whole, eliminating the need to bifurcate the derivative from its host, if the holder elects to account for the whole instrument on a fair value basis. In addition, among other changes, SFAS 155:

       (i) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133;

       (ii) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation;

       (iii) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and

       (iv) amends SFAS 140 to eliminate the prohibition on a qualifying special-purpose entity ("QSPE") from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial interest.

     The adoption of SFAS 155 did not have a material impact on the Company's consolidated financial statements.

     - Effective October 1, 2006, the Company adopted SFAS 133 Implementation Issue No. B40, Embedded Derivatives: Application of Paragraph 13(b) to Securitized Interests in Prepayable Financial Assets ("Issue B40"). Issue B40 clarifies that a securitized interest in prepayable financial assets is not subject to the conditions in paragraph 13(b) of SFAS 133, if it meets both of the following criteria: (i) the right to accelerate the settlement if the securitized interest cannot be controlled by the investor; and (ii) the securitized interest itself does not contain an embedded derivative (including an interest rate-related derivative) for which bifurcation would be required other than an embedded derivative that results solely from the embedded call options in the underlying financial assets. The adoption of Issue B40 did not have a material impact on the Company's consolidated financial statements.

     - Effective January 1, 2006, the Company adopted prospectively SFAS 133 Implementation Issue No. B38, Embedded Derivatives: Evaluation of Net Settlement with Respect to the Settlement of a Debt Instrument through Exercise of an Embedded Put Option or Call Option ("Issue B38") and SFAS 133 Implementation Issue No. B39, Embedded Derivatives: Application of Paragraph 13(b) to Call Options That Are Exercisable Only by the Debtor ("Issue B39"). Issue B38 clarifies that the potential settlement of a debtor's obligation to a creditor occurring upon exercise of a put or call option meets the net settlement criteria of SFAS 133. Issue B39 clarifies that an embedded call option, in which the underlying is an interest rate or interest rate index, that can accelerate the settlement of a debt host financial instrument should not be bifurcated and fair valued if the right to accelerate the settlement can be exercised only by the debtor (issuer/borrower) and the investor will recover substantially all of its initial net investment. The adoption of Issues B38 and B39 did not have a material impact on the Company's consolidated financial statements.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  Other Pronouncements

     Effective November 15, 2006, the Company adopted U.S. Securities and Exchange Commission ("SEC") Staff Accounting Bulletin ("SAB") No. 108, Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements ("SAB 108"). SAB 108 provides guidance on how prior year misstatements should be considered when quantifying misstatements in current year financial statements for purposes of assessing materiality. SAB 108 requires that registrants quantify errors using both a balance sheet and income statement approach and evaluate whether either approach results in quantifying a misstatement that, when relevant quantitative and qualitative factors are considered, is material. SAB 108 permits companies to initially apply its provisions by either restating prior financial statements or recording a cumulative effect adjustment to the carrying values of assets and liabilities as of January 1, 2006 with an offsetting adjustment to retained earnings for errors that were previously deemed immaterial but are material under the guidance in SAB 108. The adoption of SAB 108 did not have a material impact on the Company's consolidated financial statements.

     Effective January 1, 2006, the Company adopted SFAS No. 154, Accounting Changes and Error Corrections, a replacement of APB Opinion No. 20 and FASB Statement No. 3 ("SFAS 154"). SFAS 154 requires retrospective application to prior periods' financial statements for a voluntary change in accounting principle unless it is deemed impracticable. It also requires that a change in the method of depreciation, amortization, or depletion for long-lived, non-financial assets be accounted for as a change in accounting estimate rather than a change in accounting principle. The adoption of SFAS 154 did not have a material impact on the Company's consolidated financial statements.

     In June 2005, the Emerging Issues Task Force ("EITF") reached consensus on Issue No. 04-5, Determining Whether a General Partner, or the General Partners as a Group, Controls a Limited Partnership or Similar Entity When the Limited Partners Have Certain Rights ("EITF 04-5"). EITF 04-5 provides a framework for determining whether a general partner controls and should consolidate a limited partnership or a similar entity in light of certain rights held by the limited partners. The consensus also provides additional guidance on substantive rights. EITF 04-5 was effective after June 29, 2005 for all newly formed partnerships and for any pre-existing limited partnerships that modified their partnership agreements after that date. For all other limited partnerships, EITF 04-5 required adoption by January 1, 2006 through a cumulative effect of a change in accounting principle recorded in opening equity or applied retrospectively by adjusting prior period financial statements. The adoption of the provisions of EITF 04-5 did not have a material impact on the Company's consolidated financial statements.

     Effective November 9, 2005, the Company prospectively adopted the guidance in FASB Staff Position ("FSP") No. FAS 140-2, Clarification of the Application of Paragraphs 40(b) and 40(c) of FAS 140 ("FSP 140-2"). FSP 140-2 clarified certain criteria relating to derivatives and beneficial interests when considering whether an entity qualifies as a QSPE. Under FSP 140-2, the criteria must only be met at the date the QSPE issues beneficial interests or when a derivative financial instrument needs to be replaced upon the occurrence of a specified event outside the control of the transferor. The adoption of FSP 140-2 did not have a material impact on the Company's consolidated financial statements.

     Effective July 1, 2005, the Company adopted SFAS No. 153, Exchanges of Nonmonetary Assets, an amendment of APB Opinion No. 29 ("SFAS 153"). SFAS 153 amended prior guidance to eliminate the exception for nonmonetary exchanges of similar productive assets and replaced it with a general exception for exchanges of nonmonetary assets that do not have commercial substance. A nonmonetary exchange has commercial substance if the future cash flows of the entity are expected to change significantly as a result of the exchange. The provisions of SFAS 153 were required to be applied prospectively for fiscal periods beginning after June 15, 2005. The adoption of SFAS 153 did not have a material impact on the Company's consolidated financial statements.

     In June 2005, the FASB completed its review of EITF Issue No. 03-1, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments ("EITF 03-1"). EITF 03-1 provides accounting guidance

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)



regarding the determination of when an impairment of debt and marketable equity securities and investments accounted for under the cost method should be considered other-than-temporary and recognized in income. EITF 03-1 also requires certain quantitative and qualitative disclosures for debt and marketable equity securities classified as available-for-sale or held-to-maturity under SFAS No. 115, Accounting for Certain Investments in Debt and Equity Securities, that are impaired at the balance sheet date but for which an other-than-temporary impairment has not been recognized. The FASB decided not to provide additional guidance on the meaning of other-than-temporary impairment but has issued FSP FAS 115-1 and FAS 124-1, The Meaning of Other-Than-Temporary Impairment and its Application to Certain Investments ("FSP 115-1"), which nullifies the accounting guidance on the determination of whether an investment is other-than-temporarily impaired as set forth in EITF 03-1. As required by FSP 115-1, the Company adopted this guidance on a prospective basis, which had no material impact on the Company's consolidated financial statements, and has provided the required disclosures.

     Effective July 1, 2004, the Company adopted EITF Issue No. 03-16, Accounting for Investments in Limited Liability Companies ("EITF 03-16"). EITF 03-16 provides guidance regarding whether a limited liability company should be viewed as similar to a corporation or similar to a partnership for purposes of determining whether a noncontrolling investment should be accounted for using the cost method or the equity method of accounting. EITF 03-16 did not have a material impact on the Company's consolidated financial statements.

     Effective January 1, 2004, the Company adopted Statement of Position ("SOP") 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts ("SOP 03-1"), as interpreted by a Technical Practice Aid ("TPA") issued by the American Institute of Certified Public Accountants ("AICPA") and FSP No. FAS 97-1, Situations in Which Paragraphs 17(b) and 20 of FASB Statement No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments, Permit or Require Accrual of an Unearned Revenue Liability. SOP 03-1 provides guidance on (i) the classification and valuation of long-duration contract liabilities; (ii) the accounting for sales inducements; and (iii) separate account presentation and valuation.

  FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

     In February 2007, the FASB issued SFAS No. 159, The Fair Value Option for Financial Assets and Financial Liabilities ("SFAS 159"). SFAS 159 permits all entities the option to measure most financial instruments and certain other items at fair value at specified election dates and to report related unrealized gains and losses in earnings. The fair value option will generally be applied on an instrument-by-instrument basis and is generally an irrevocable election. SFAS 159 is effective for fiscal years beginning after November 15, 2007. The Company is evaluating which eligible financial instruments, if any, it will elect to account for at fair value under SFAS 159 and the related impact on the Company's consolidated financial statements.

     In September 2006, the FASB issued SFAS No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 defines fair value, establishes a framework for measuring fair value in GAAP and requires enhanced disclosures about fair value measurements. SFAS 157 does not require any new fair value measurements. The pronouncement is effective for fiscal years beginning after November 15, 2007. The guidance in SFAS 157 will be applied prospectively with the exception of:
(i) block discounts of financial instruments; and (ii) certain financial and hybrid instruments measured at initial recognition under SFAS 133 which are to be applied retrospectively as of the beginning of initial adoption (a limited form of retrospective application). The Company is currently evaluating the impact of SFAS 157 on the Company's consolidated financial statements. Implementation of SFAS 157 will require additional disclosures in the Company's consolidated financial statements.

     In June 2006, the FASB issued FIN No. 48, Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement No. 109 ("FIN 48"). FIN 48 clarifies the accounting for uncertainty in income tax recognized in a company's financial statements. FIN 48 requires companies to determine whether it is "more likely than not" that a

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)



tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. It also provides guidance on the recognition, measurement and classification of income tax uncertainties, along with any related interest and penalties. Previously recorded income tax benefits that no longer meet this standard are required to be charged to earnings in the period that such determination is made. FIN 48 will also require significant additional disclosures. FIN 48 is effective for fiscal years beginning after December 15, 2006. Based upon the Company's evaluation work completed to date, the Company expects to recognize a reduction to the January 1, 2007 balance of retained earnings of less than $1 million.

     In March 2006, the FASB issued SFAS No. 156, Accounting for Servicing of Financial Assets -- an amendment of FASB Statement No. 140 ("SFAS 156"). Among other requirements, SFAS 156 requires an entity to recognize a servicing asset or servicing liability each time it undertakes an obligation to service a financial asset by entering into a servicing contract in certain situations. SFAS 156 will be applied prospectively and is effective for fiscal years beginning after September 15, 2006. The Company does not expect SFAS 156 to have a material impact on the Company's consolidated financial statements.

     In September 2005, the AICPA issued SOP 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts ("SOP 05-1"). SOP 05-1 provides guidance on accounting by insurance enterprises for DAC on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments. SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights, or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. Under SOP 05-1, modifications that result in a substantially unchanged contract will be accounted for as a continuation of the replaced contract. It is effective for internal replacements occurring in fiscal years beginning after December 15, 2006.

     In addition, in February 2007 related TPAs were issued by the AICPA to provide further clarification of SOP 05-1. The TPAs are effective concurrently with the adoption of the SOP. Based on the Company's interpretation of SOP 05-1 and related TPAs, the adoption of SOP 05-1 is not expected to have a material impact on the Company's financial statements.

2. ACQUISITION OF THE TRAVELERS INSURANCE COMPANY BY METLIFE, INC. FROM CITIGROUP INC.

     On the Acquisition Date, MetLife Life and Annuity Company of Connecticut, and other affiliated entities, including the Company's parent, MetLife Insurance Company of Connecticut, and substantially all of Citigroup Inc.'s international insurance businesses, excluding Primerica Life Insurance Company and its subsidiaries, were acquired by MetLife from Citigroup for $12.1 billion. The accounting policies of the Company were conformed to those of MetLife upon the Acquisition. The total consideration paid by MetLife for the purchase consisted of $11.0 billion in cash and 22,436,617 shares of MetLife's common stock with a market value of $1.0 billion to Citigroup and $100 million in other transaction costs.

     In accordance with FASB SFAS No. 141, Business Combinations, and SFAS No. 142, Goodwill and Other Intangible Assets, the Acquisition was accounted for by MetLife using the purchase method of accounting, which requires that the assets and liabilities of the Company be identified and measured at their fair value as of the acquisition date. As required by the SEC SAB Topic 5-J, Push Down Basis of Accounting Required in Certain Limited Circumstances, the purchase method of accounting applied by MetLife to the acquired assets and liabilities associated with the Company has been "pushed down" to the consolidated financial statements of the Company, thereby establishing a new basis of accounting. This new basis of accounting is referred to as the "successor basis," while the historical basis of accounting is referred to as the "predecessor basis." Financial statements included

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)



herein for periods prior and subsequent to the Acquisition Date are labeled "predecessor" and "successor," respectively.

  Final Purchase Price Allocation and Goodwill

     The purchase price has been allocated to the assets acquired and liabilities assumed using management's best estimate of their fair values as of the acquisition date. The computation of the purchase price and the allocation of the purchase price to the net assets acquired based upon their respective fair values as of July 1, 2005, and the resulting goodwill, as revised, are presented below.

     Based upon MetLife's method of allocating the purchase price to the entities acquired, the purchase price attributed to the Company increased by $5 million. The increase in purchase price was a result of additional consideration paid in 2006 by MetLife to Citigroup of $115 million and an increase in transaction costs of $3 million, offset by a $4 million reduction in restructuring costs for a total purchase price increase of $114 million.

     The allocation of purchase price was updated as a result of the additional purchase price attributed to the Company of $5 million, an increase of $11 million in the value of the future policy benefit liabilities resulting from the finalization of the evaluation of the Travelers underwriting criteria, an increase of $6 million in other invested assets, an increase of $3 million in other assets and a decrease of $14 million in other liabilities due to the receipt of additional information, all resulting in a net impact of the aforementioned adjustments decreasing deferred income tax assets by $3 million. Goodwill decreased by $4 million as a consequence of such revisions to the purchase price and the purchase price allocation.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


                                                               SUCCESSOR
                                                           -----------------
                                                             AS OF JULY 1,
                                                                  2005
                                                           -----------------
                                                             (IN MILLIONS)

TOTAL PURCHASE PRICE:....................................            $12,084
  Purchase price attributed to other affiliates..........             10,351
                                                                     -------
  Purchase price attributed to the Company...............              1,733
NET ASSETS ACQUIRED PRIOR TO PURCHASE ACCOUNTING
  ADJUSTMENTS............................................  $ 2,034
ADJUSTMENTS TO REFLECT ASSETS ACQUIRED AT FAIR VALUE:
  Fixed maturity securities available-for-sale...........       (4)
  Mortgage loans on real estate..........................        7
  Real estate and real estate joint ventures held-for-
     investment..........................................       (1)
  Other limited partnership interests....................        3
  Other invested assets..................................       (4)
  Premiums and other receivables.........................      (47)
  Elimination of historical deferred policy acquisition
     costs...............................................   (1,622)
  Value of business acquired.............................    1,676
  Value of distribution agreements acquired..............        8
  Net deferred income tax asset..........................      258
  Other assets...........................................        8
ADJUSTMENTS TO REFLECT LIABILITIES ASSUMED AT FAIR VALUE:
  Future policy benefits.................................     (303)
  Policyholder account balances..........................     (464)
  Other liabilities......................................      (55)
                                                           -------
NET FAIR VALUE OF ASSETS ACQUIRED AND LIABILITIES
  ASSUMED................................................              1,494
                                                                     -------
GOODWILL RESULTING FROM THE ACQUISITION..................            $   239
                                                                     =======



     The entire amount of goodwill is expected to be deductible for income tax purposes.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  CONDENSED STATEMENT OF NET ASSETS ACQUIRED

     The condensed statement of net assets acquired reflects the fair value of the Company's net assets as follows:

                                                                  SUCCESSOR
                                                             ------------------
                                                             AS OF JULY 1, 2005
                                                             ------------------
                                                                (IN MILLIONS)
ASSETS:
  Fixed maturity securities available-for-sale.............        $ 6,135
  Equity securities available-for-sale.....................             35
  Mortgage loans on real estate............................            277
  Policy loans.............................................             36
  Other limited partnership interests......................             80
  Short-term investments...................................            188
  Other invested assets....................................            338
                                                                   -------
     Total investments.....................................          7,089
  Cash and cash equivalents................................             85
  Accrued investment income................................             80
  Premiums and other receivables...........................            175
  Value of business acquired...............................          1,676
  Goodwill.................................................            239
  Other intangible assets..................................              8
  Deferred income tax asset................................             97
  Other assets.............................................              9
  Separate account assets..................................         11,617
                                                                   -------
     Total assets acquired.................................         21,075
                                                                   -------

LIABILITIES:
  Future policy benefits...................................          1,739
  Policyholder account balances............................          5,684
  Other policyholder funds.................................             15
  Current income tax payable...............................             37
  Other liabilities........................................            250
  Separate account liabilities.............................         11,617
                                                                   -------
     Total liabilities assumed.............................         19,342
                                                                   -------
     Net assets acquired...................................        $ 1,733
                                                                   =======



  Other Intangible Assets

     VOBA reflects the estimated fair value of in-force contracts acquired and represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the life insurance and annuity contracts in-force at the Acquisition Date. VOBA is based on actuarially determined projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns and other factors. Actual experience on the purchased business

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)



may vary from these projections. If estimated gross profits or premiums differ from expectations, the amortization of VOBA is adjusted to reflect actual experience.

     The value of the other identifiable intangibles reflects the estimated fair value of the Company's distribution agreements acquired at July 1, 2005 and will be amortized in relation to the expected economic benefits of the agreements. If actual experience under the distribution agreements differs from expectations, the amortization of these intangibles will be adjusted to reflect actual experience.

     The use of discount rates was necessary to establish the fair value of VOBA, as well as the other identifiable intangible assets. In selecting the appropriate discount rates, management considered its weighted average cost of capital, as well as the weighted average cost of capital required by market participants. A discount rate of 11.5% was used to value these intangible assets.

     The fair values of business acquired and distribution agreements acquired are as follows:

                                                      SUCCESSOR
                                                    -------------   WEIGHTED AVERAGE
                                                    AS OF JULY 1,     AMORTIZATION
                                                         2005            PERIOD
                                                    -------------   ----------------
                                                    (IN MILLIONS)      (IN YEARS)
Value of business acquired........................      $1,676             16
Value of distribution agreements acquired.........           8             16
                                                        ------
  Total value of intangible assets acquired,
     excluding goodwill...........................      $1,684             16
                                                        ======


                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


3.  INVESTMENTS

  FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized gain and loss, and estimated fair value of the Company's fixed maturity and equity securities, the percentage that each sector represents by the total fixed maturity securities holdings and by the total equity securities holdings at:

                                                            SUCCESSOR
                                     ------------------------------------------------------
                                                        DECEMBER 31, 2006
                                     ------------------------------------------------------
                                                        GROSS
                                      COST OR         UNREALIZED
                                     AMORTIZED     ---------------      ESTIMATED      % OF
                                        COST       GAIN       LOSS     FAIR VALUE     TOTAL
                                     ---------     ----       ----     ----------     -----
                                                          (IN MILLIONS)
U.S. corporate securities..........    $2,542       $18       $ 62       $2,498        42.4%
Foreign corporate securities.......       892         5         21          876        14.9
U.S. Treasury/agency securities....       801         2         20          783        13.3
Commercial mortgage-backed
  securities.......................       736         4          6          734        12.5
Residential mortgage-backed
  securities.......................       734        10          5          739        12.5
Asset-backed securities............       102        --          2          100         1.7
State and political subdivision
  securities.......................        91         1          6           86         1.5
Foreign government securities......        69         5          1           73         1.2
                                       ------       ---       ----       ------       -----
  Total fixed maturity securities..    $5,967       $45       $123       $5,889       100.0%
                                       ======       ===       ====       ======       =====
Nonredeemable preferred stock......    $   55       $ 2       $  1       $   56        98.2%
Common stock.......................         1        --         --            1         1.8
                                       ------       ---       ----       ------       -----
  Total equity securities..........    $   56       $ 2       $  1       $   57       100.0%
                                       ======       ===       ====       ======       =====




                                                            SUCCESSOR
                                     ------------------------------------------------------
                                                        DECEMBER 31, 2005
                                     ------------------------------------------------------
                                                        GROSS
                                      COST OR         UNREALIZED
                                     AMORTIZED     ---------------      ESTIMATED      % OF
                                        COST       GAIN       LOSS     FAIR VALUE     TOTAL
                                     ---------     ----       ----     ----------     -----
                                                          (IN MILLIONS)
U.S. corporate securities..........    $2,811       $ 6       $ 70       $2,747        45.4%
Foreign corporate securities.......       562         4         16          550         9.1
U.S. Treasury/agency securities....       793         4          6          791        13.0
Commercial mortgage-backed
  securities.......................       665         3          9          659        10.9
Residential mortgage-backed
  securities.......................     1,021         1         17        1,005        16.6
Asset-backed securities............       147        --          2          145         2.4
State and political subdivision
  securities.......................        84        --          3           81         1.3
Foreign government securities......        75         3          1           77         1.3
                                       ------       ---       ----       ------       -----
  Total fixed maturity securities..    $6,158       $21       $124       $6,055       100.0%
                                       ======       ===       ====       ======       =====
Nonredeemable preferred stock......    $    3       $--       $ --       $    3        75.0%
Common stock.......................         1         1          1            1        25.0
                                       ------       ---       ----       ------       -----
  Total equity securities..........    $    4       $ 1       $  1       $    4       100.0%
                                       ======       ===       ====       ======       =====


                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     The Company held foreign currency derivatives with notional amounts of $11 million and $10 million to hedge the exchange rate risk associated with foreign denominated fixed maturity securities at December 31, 2006 and 2005, respectively.

     Excluding investments in U.S. Treasury securities and obligations of U.S. government corporations and agencies, the Company is not exposed to any significant concentration of credit risk in its fixed maturity securities portfolio.

     The Company held fixed maturity securities at estimated fair values that were below investment grade or not rated by an independent rating agency that totaled $361 million and $395 million at December 31, 2006 and 2005, respectively. These securities had a net unrealized gain (loss) of ($2) million and ($10) million at December 31, 2006 and 2005, respectively. Non-income producing fixed maturity securities were $2 million at both December 31, 2006 and 2005. Unrealized gains (losses) associated with non-income producing fixed maturity securities were $2 million and ($3) million at December 31, 2006 and 2005, respectively.

     The cost or amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date (excluding scheduled sinking funds), are shown below:

                                                             SUCCESSOR
                                          -----------------------------------------------
                                             DECEMBER 31, 2006        DECEMBER 31, 2005
                                          ----------------------   ----------------------
                                           COST OR                  COST OR
                                          AMORTIZED    ESTIMATED   AMORTIZED    ESTIMATED
                                             COST     FAIR VALUE      COST     FAIR VALUE
                                          ---------   ----------   ---------   ----------
                                                           (IN MILLIONS)
Due in one year or less.................    $  362      $  361       $  347      $  346
Due after one year through five years...       948         931        1,192       1,171
Due after five years through ten years..     1,273       1,242        1,577       1,534
Due after ten years.....................     1,812       1,782        1,209       1,195
                                            ------      ------       ------      ------
  Subtotal..............................     4,395       4,316        4,325       4,246
Mortgage-backed and other asset-backed
  securities............................     1,572       1,573        1,833       1,809
                                            ------      ------       ------      ------
  Total fixed maturities................    $5,967      $5,889       $6,158      $6,055
                                            ======      ======       ======      ======



     Fixed maturity securities not due at a single maturity date have been included in the above table in the year of final contractual maturity. Actual maturities may differ from contractual maturities due to the exercise of prepayment options.

     Sales or disposals of fixed maturity and equity securities classified as available-for-sale are as follows:

                                          SUCCESSOR                        PREDECESSOR
                               -------------------------------   -------------------------------
                                YEAR ENDED    SIX MONTHS ENDED   SIX MONTHS ENDED    YEAR ENDED
                               DECEMBER 31,     DECEMBER 31,         JUNE 30,       DECEMBER 31,
                               ------------   ----------------   ----------------   ------------
                                   2006             2005               2005             2004
                               ------------   ----------------   ----------------   ------------
                                                         (IN MILLIONS)
Proceeds.....................     $2,503           $3,351              $212             $820
Gross investment gains.......     $    5           $    3              $  9             $ 25
Gross investment losses......     $  (70)          $  (54)             $(12)            $(25)

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  UNREALIZED LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following table presents the estimated fair values and gross unrealized loss of the Company's fixed maturity securities (aggregated by sector) and equity securities in an unrealized loss position, aggregated by length of time that the securities have been in a continuous unrealized loss position at:

                                                                      SUCCESSOR
                                -------------------------------------------------------------------------------------
                                                                  DECEMBER 31, 2006
                                -------------------------------------------------------------------------------------
                                                                 EQUAL TO OR GREATER
                                    LESS THAN 12 MONTHS             THAN 12 MONTHS                   TOTAL
                                ---------------------------  ---------------------------  ---------------------------
                                 ESTIMATED       GROSS        ESTIMATED       GROSS        ESTIMATED       GROSS
                                FAIR VALUE  UNREALIZED LOSS  FAIR VALUE  UNREALIZED LOSS  FAIR VALUE  UNREALIZED LOSS
                                ----------  ---------------  ----------  ---------------  ----------  ---------------
                                                      (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
U.S. corporate securities.....    $1,330          $40           $500           $22          $1,830          $ 62
Foreign corporate securities..       462           13            174             8             636            21
U.S. Treasury/agency
  securities..................       474           17             51             3             525            20
Commercial mortgage-backed
  securities..................       304            2            109             4             413             6
Residential mortgage-backed
  securities..................       307            4             59             1             366             5
Asset-backed securities.......        45           --             22             2              67             2
State and political
  subdivision securities......        21            3             54             3              75             6
Foreign government
  securities..................        13            1             12            --              25             1
                                  ------          ---           ----           ---          ------          ----
  Total fixed maturity
     securities...............    $2,956          $80           $981           $43          $3,937          $123
                                  ======          ===           ====           ===          ======          ====
Equity securities.............    $   37          $ 1           $  5           $--          $   42          $  1
                                  ======          ===           ====           ===          ======          ====
Total number of securities in
  an unrealized loss
  position....................       772                         430                         1,202
                                  ======                        ====                        ======



     All fixed maturity and equity securities in an unrealized loss position at December 31, 2005 had been in a continuous unrealized loss position for less than twelve months, as a new cost basis was established at the Acquisition Date. The number of securities in an unrealized loss position at December 31, 2005 was 1,504.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  AGING OF GROSS UNREALIZED LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized loss and number of securities for fixed maturity securities and equity securities, where the estimated fair value had declined and remained below cost or amortized cost by less than 20%, or 20% or more at:

                                                           SUCCESSOR
                                 ------------------------------------------------------------
                                                       DECEMBER 31, 2006
                                 ------------------------------------------------------------
                                       COST OR               GROSS               NUMBER
                                   AMORTIZED COST       UNREALIZED LOSS       OF SECURITIES
                                 ------------------   ------------------   ------------------
                                 LESS THAN   20% OR   LESS THAN   20% OR   LESS THAN   20% OR
                                    20%       MORE       20%       MORE       20%       MORE
                                 ---------   ------   ---------   ------   ---------   ------
                                          (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
Less then six months...........    $2,763      $ 4       $ 66       $ 2        696        9
Six months or greater but less
  than nine months.............        16       --         --        --         24       --
Nine months or greater but less
  than twelve months...........       291       --         13        --         43       --
Twelve months or greater.......     1,029       --         43        --        430       --
                                   ------      ---       ----       ---      -----       --
  Total........................    $4,099      $ 4       $122       $ 2      1,193        9
                                   ======      ===       ====       ===      =====       ==




                                                           SUCCESSOR
                                 ------------------------------------------------------------
                                                       DECEMBER 31, 2005
                                 ------------------------------------------------------------
                                       COST OR               GROSS              NUMBER OF
                                   AMORTIZED COST       UNREALIZED LOSS        SECURITIES
                                 ------------------   ------------------   ------------------
                                 LESS THAN   20% OR   LESS THAN   20% OR   LESS THAN   20% OR
                                    20%       MORE       20%       MORE       20%       MORE
                                 ---------   ------   ---------   ------   ---------   ------
                                          (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
Less than six months...........    $4,843      $14       $119       $6       1,480       24
                                   ------      ---       ----       --       -----       --
  Total........................    $4,843      $14       $119       $6       1,480       24
                                   ======      ===       ====       ==       =====       ==



     At December 31, 2006, $122 million of unrealized losses related to securities with an unrealized loss position of less than 20% of cost or amortized cost, which represented 3% of the cost or amortized cost of such securities. At December 31, 2005, $119 million of unrealized losses related to securities with an unrealized loss position of less than 20% of cost or amortized cost, which represented 2% of the cost or amortized cost of such securities.

     At December 31, 2006, $2 million of unrealized losses related to securities with an unrealized loss position of 20% or more of cost or amortized cost, which represented 50% of the cost or amortized cost of such securities. Of such unrealized losses of $2 million, all related to securities that were in an unrealized loss position for a period of less than six months. At December 31, 2005, $6 million of unrealized losses related to securities with an unrealized loss position of 20% or more of cost or amortized cost, which represented 43% of the cost or amortized cost of such securities. Of such unrealized losses of $6 million, all related to securities that were in an unrealized loss position for a period of less than six months.

     The Company held no fixed maturity securities and equity securities with a gross unrealized loss at December 31, 2006 of greater than $10 million.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     At December 31, 2006 and 2005, the Company had $124 million and $125 million, respectively, of gross unrealized loss related to its fixed maturity and equity securities. These securities are concentrated, calculated as a percentage of gross unrealized loss, as follows:

                                                                  SUCCESSOR
                                                                -------------
                                                                 DECEMBER 31,
                                                                -------------
                                                                2006     2005
                                                                ----     ----
SECTOR:
  U.S. corporate securities..................................     50%      56%
  Foreign corporate securities...............................     17       13
  U.S. Treasury/agency securities............................     16        5
  Commercial mortgage-backed securities......................      5        7
  Residential mortgage-backed securities.....................      4       14
  Other......................................................      8        5
                                                                 ---      ---
     Total...................................................    100%     100%
                                                                 ===      ===
INDUSTRY:
  Industrial.................................................     26%      21%
  Finance....................................................     20       17
  Government.................................................     17        5
  Utility....................................................     12        5
  Mortgage-backed............................................      9       21
  Consumer...................................................      2       11
  Other......................................................     14       20
                                                                 ---      ---
     Total...................................................    100%     100%
                                                                 ===      ===



     As described more fully in Note 1, the Company performs a regular evaluation, on a security-by-security basis, of its investment holdings in accordance with its impairment policy in order to evaluate whether such securities are other-than-temporarily impaired. One of the criteria which the Company considers in its other-than-temporary impairment analysis is its intent and ability to hold securities for a period of time sufficient to allow for the recovery of their value to an amount equal to or greater than cost or amortized cost. The Company's intent and ability to hold securities considers broad portfolio management objectives such as asset/liability duration management, issuer and industry segment exposures, interest rate views and the overall total return focus. In following these portfolio management objectives, changes in facts and circumstances that were present in past reporting periods may trigger a decision to sell securities that were held in prior reporting periods. Decisions to sell are based on current conditions or the Company's need to shift the portfolio to maintain its portfolio management objectives including liquidity needs or duration targets on asset/liability managed portfolios. The Company attempts to anticipate these types of changes and if a sale decision has been made on an impaired security and that security is not expected to recover prior to the expected time of sale, the security will be deemed other-than-temporarily impaired in the period that the sale decision was made and an other-than-temporary impairment loss will be recognized.

     Based upon the Company's current evaluation of the securities in accordance with its impairment policy, the cause of the decline being principally attributable to the general rise in rates during the holding period, and the Company's current intent and ability to hold the fixed maturity and equity securities with unrealized losses for a period of time sufficient for them to recover, the Company has concluded that the aforementioned securities are not other-than-temporarily impaired.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  ASSETS ON DEPOSIT

     The Company had investment assets on deposit with regulatory agencies with a fair market value of $7 million and $5 million at December 31, 2006 and 2005, respectively, consisting primarily of fixed maturity and equity securities.

  MORTGAGE LOANS ON REAL ESTATE

     Mortgage loans on real estate are categorized as follows:

                                                             SUCCESSOR
                                                -----------------------------------
                                                            DECEMBER 31,
                                                -----------------------------------
                                                      2006               2005
                                                ----------------   ----------------
                                                AMOUNT   PERCENT   AMOUNT   PERCENT
                                                ------   -------   ------   -------
Commercial mortgage loans.....................   $140       47%     $123       47%
Agricultural mortgage loans...................    155       53       136       53
                                                 ----      ---      ----      ---
  Total.......................................    295      100%      259      100%
                                                           ===                ===
Less: Valuation allowances....................     --                  1
                                                 ----               ----
Mortgage and consumer loans...................   $295               $258
                                                 ====               ====



     Mortgage loans are collateralized by properties located in the United States. At December 31, 2006, 19%, 18% and 8% of the value of the Company's mortgage loans on real estate were located in California, New York and Maryland, respectively. Generally, the Company, as the lender, only loans up to 75% of the purchase price of the underlying real estate.

  REAL ESTATE JOINT VENTURES

     The Company held $2 million in real estate joint ventures held-for-investment at December 31, 2006. The Company did not hold any interest in real estate joint ventures at December 31, 2005. Both accumulated depreciation on real estate joint ventures and the related depreciation expense were less than $1 million at December 31, 2006.

     At December 31, 2006, 100% of the Company's real estate joint ventures were located in New York.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  NET INVESTMENT INCOME

     The components of net investment income are as follows:

                                             SUCCESSOR                        PREDECESSOR
                                  -------------------------------   -------------------------------
                                   YEAR ENDED    SIX MONTHS ENDED   SIX MONTHS ENDED    YEAR ENDED
                                  DECEMBER 31,     DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                  ------------   ----------------   ----------------   ------------
                                      2006             2005               2005             2004
                                  ------------   ----------------   ----------------   ------------
                                                            (IN MILLIONS)
Fixed maturity securities......       $314             $155               $185             $341
Equity securities..............          1               --                 --                2
Mortgage loans on real estate..         16                8                  9               18
Policy loans...................          3               --                  1                1
Real estate joint ventures.....          1               --                 --               --
Other limited partnership
  interests....................         23                2                 27               28
Cash, cash equivalents and
  short-term investments.......         14                5                  4                5
                                      ----             ----               ----             ----
  Total investment income......        372              170                226              395
Less: Investment expenses......         11                3                  3                6
                                      ----             ----               ----             ----
  Net investment income........       $361             $167               $223             $389
                                      ====             ====               ====             ====



  NET INVESTMENT GAINS (LOSSES)

     The components of net investment gains (losses) are as follows:

                                             SUCCESSOR                        PREDECESSOR
                                  -------------------------------   -------------------------------
                                   YEAR ENDED    SIX MONTHS ENDED   SIX MONTHS ENDED    YEAR ENDED
                                  DECEMBER 31,     DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                  ------------   ----------------   ----------------   ------------
                                      2006             2005               2005             2004
                                  ------------   ----------------   ----------------   ------------
                                                            (IN MILLIONS)
Fixed maturity securities......       $(69)            $(51)               $(5)             $(6)
Equity securities..............         --               --                  2               (1)
Mortgage loans on real estate..          1               (1)                --               --
Real estate and real estate
  joint ventures...............         (3)              --                 --               --
Derivatives....................        (12)              20                 (3)              21
Other..........................         --               (3)                --                3
                                      ----             ----                ---              ---
  Net investment gains
     (losses)..................       $(83)            $(35)               $(6)             $17
                                      ====             ====                ===              ===



     The Company periodically disposes of fixed maturity and equity securities at a loss. Generally, such losses are insignificant in amount or in relation to the cost basis of the investment, are attributable to declines in fair value occurring in the period of the disposition or are as a result of management's decision to sell securities based on current conditions or the Company's need to shift the portfolio to maintain its portfolio management objectives.

     Losses from fixed maturity and equity securities deemed other-than-temporarily impaired, included within net investment gains (losses), were $4 million, $0, $0 and $7 million for the year ended December 31, 2006, the six months ended December 31, 2005 and June 30, 2005 and the year ended December 31, 2004, respectively.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  NET UNREALIZED INVESTMENT GAINS (LOSSES)

     The components of net unrealized investment gains (losses), included in accumulated other comprehensive income (loss), are as follows:

                                                SUCCESSOR                      PREDECESSOR
                                     ------------------------------  ------------------------------
                                      YEAR ENDED   SIX MONTHS ENDED  SIX MONTHS ENDED   YEAR ENDED
                                     DECEMBER 31,    DECEMBER 31,        JUNE 30,      DECEMBER 31,
                                     ------------  ----------------  ----------------  ------------
                                         2006            2005              2005            2004
                                     ------------  ----------------  ----------------  ------------
                                                              (IN MILLIONS)
Fixed maturity securities..........      $(78)           $(103)            $ 319           $ 332
Equity securities..................         1               --                 3               3
Derivatives........................        --               --                --               2
Other..............................        (2)              (6)                4              --
                                         ----            -----             -----           -----
  Subtotal.........................       (79)            (109)              326             337
Allocated amounts:
  DAC and VOBA.....................        33               45                --              --
Deferred income tax................        16               22              (114)           (118)
                                         ----            -----             -----           -----
     Net unrealized investment
       gains (losses)..............      $(30)           $ (42)            $ 212           $ 219
                                         ====            =====             =====           =====



     The changes in net unrealized investment gains (losses) are as follows:

                                                 SUCCESSOR                      PREDECESSOR
                                      ------------------------------  ------------------------------
                                       YEAR ENDED   SIX MONTHS ENDED  SIX MONTHS ENDED   YEAR ENDED
                                      DECEMBER 31,    DECEMBER 31,        JUNE 30,      DECEMBER 31,
                                      ------------  ----------------  ----------------  ------------
                                          2006            2005              2005            2004
                                      ------------  ----------------  ----------------  ------------
                                                               (IN MILLIONS)
Balance at end of previous of
  period............................      $(42)           $ 212             $219            $215
Effect of purchase accounting push
  down (See Note 2).................        --             (212)              --              --
                                          ----            -----             ----            ----
Balance at beginning of period......       (42)              --              219             215
                                          ----            -----             ----            ----
Unrealized investment gains (losses)
  during the period.................        30             (109)             (10)              6
Unrealized investment gains (losses)
  relating to:
  DAC and VOBA......................       (12)              45               --              --
  Deferred income tax...............        (6)              22                3              (2)
                                          ----            -----             ----            ----
Balance at end of period............      $(30)           $ (42)            $212            $219
                                          ====            =====             ====            ====
Net change in unrealized investment
  gains (losses)....................      $ 12            $ (42)            $ (7)           $  4
                                          ====            =====             ====            ====


                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  VARIABLE INTEREST ENTITIES

     The following table presents the total assets of and maximum exposure to loss relating to variable interest entities for which the Company has concluded that it holds significant variable interests but it is not the primary beneficiary and which have not been consolidated:

                                                             SUCCESSOR (REVISED)
                                                          ------------------------
                                                              DECEMBER 31, 2005
                                                          ------------------------
                                                           NOT PRIMARY BENEFICIARY
                                                          ------------------------
                                                                         MAXIMUM
                                                            TOTAL      EXPOSURE TO
                                                          ASSETS(1)      LOSS(2)
                                                          ---------    -----------
                                                                (IN MILLIONS)
Other investments(3)...................................     $3,450         $25
                                                            ------         ---
  Total................................................     $3,450         $25
                                                            ======         ===



--------

   (1) The assets of the other limited partnerships are reflected at the carrying amounts at which such assets would have been reflected on the Company's consolidated balance sheet had the Company consolidated the VIE from the date of its initial investment in the entity.

   (2) The maximum exposure to loss of the other limited partnerships is equal to the carrying amounts plus any unfunded commitments, reduced by amounts guaranteed by other partners.

   (3) Other investments include investments in public and private debt and equity securities that are not asset-backed securitizations or collateralized debt obligations.

4.  DERIVATIVE FINANCIAL INSTRUMENTS

  TYPES OF DERIVATIVE FINANCIAL INSTRUMENTS

     At the Acquisition Date, the Company's derivative positions which previously qualified for hedge accounting were dedesignated in accordance with SFAS 133. Such derivative positions were not redesignated in hedging relationships. Accordingly, all changes in such derivative fair values for the year ended December 31, 2006 and the six months ended December 31, 2005 are recorded in net investment gains (losses).

     The following table presents the notional amounts and current market or fair value of derivative financial instruments held at:

                                                              SUCCESSOR
                                  -----------------------------------------------------------------
                                         DECEMBER 31, 2006                 DECEMBER 31, 2005
                                  -------------------------------   -------------------------------
                                                CURRENT MARKET                    CURRENT MARKET
                                                 OR FAIR VALUE                     OR FAIR VALUE
                                  NOTIONAL   --------------------   NOTIONAL   --------------------
                                   AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
                                  --------   ------   -----------   --------   ------   -----------
                                                            (IN MILLIONS)
Interest rate swaps.............    $911      $266        $32        $1,069     $202        $ 2
Financial futures...............      26        --         --            64        1          1
Foreign currency swaps..........      32         1          9            31       --          7
Foreign currency forwards.......       4        --         --             8       --         --
Options.........................      --        53          5            --      115          3
Financial forwards..............      --        --          1            --       --          2
Credit default swaps............       4        --         --             4       --         --
                                    ----      ----        ---        ------     ----        ---
  Total.........................    $977      $320        $47        $1,176     $318        $15
                                    ====      ====        ===        ======     ====        ===


                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     The above table does not include notional values for equity futures, equity financial forwards and equity options. At December 31, 2006 and 2005, the Company owned 156 and 413 equity futures contracts, respectively. Market values of equity futures are included in financial futures in the preceding table. At December 31, 2006 and 2005, the Company owned 18,000 and 36,500 equity financial forwards, respectively. Market values of equity financial forwards are included in financial forwards in the preceding table. At December 31, 2006 and 2005, the Company owned 742,550 and 1,058,300 equity options, respectively. Market values of equity options are included in options in the preceding table.

     The following table presents the notional amounts of derivative financial instruments by maturity at December 31, 2006:

                                                                    SUCCESSOR
                               -----------------------------------------------------------------------------------
                                                                  REMAINING LIFE
                               -----------------------------------------------------------------------------------
                                                    AFTER ONE YEAR      AFTER FIVE YEARS
                               ONE YEAR OR LESS   THROUGH FIVE YEARS   THROUGH TEN YEARS   AFTER TEN YEARS   TOTAL
                               ----------------   ------------------   -----------------   ---------------   -----
                                                                  (IN MILLIONS)
Interest rate swaps.........         $167                $352                 $392               $--          $911
Financial futures...........           26                  --                   --                --            26
Foreign currency swaps......           --                   8                   24                --            32
Foreign currency forwards...            4                  --                   --                --             4
Credit default swaps........           --                   1                    3                --             4
                                     ----                ----                 ----               ---          ----
  Total.....................         $197                $361                 $419               $--          $977
                                     ====                ====                 ====               ===          ====



     Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date.

     In exchange-traded interest rate (Treasury and swap) and equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate and equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange.

     Exchange-traded interest rate (Treasury and swap) futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring, and to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury or swap curve performance. The value of interest rate futures is substantially impacted by changes in interest rates and they can be used to modify or hedge existing interest rate risk.

     Exchange-traded equity futures are used primarily to hedge liabilities embedded in certain variable annuity products offered by the Company.

     Foreign currency derivatives, including foreign currency swaps and foreign currency forwards are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a forward exchange rate calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party.

     In a foreign currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made in a different currency at the specified future date.

     Equity index options are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. Equity index options are included in options in the preceding table.

     The Company enters into financial forwards to buy and sell securities. The price is agreed upon at the time of the contract and payment for such a contract is made at a specified future date.

     Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. Equity variance swaps are included in financial forwards in the preceding table.

     Certain credit default swaps are used by the Company to hedge against credit-related changes in the value of its investments and to diversify its credit risk exposure in certain portfolios. In a credit default swap transaction, the Company agrees with another party, at specified intervals, to pay a premium to insure credit risk. If a credit event, as defined by the contract, occurs, generally the contract will require the swap to be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered.

     Credit default swaps are also used to synthetically create investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and usually a U.S. Treasury or Agency security.

  HEDGING

     The following table presents the notional amounts and fair value of derivatives by type of hedge designation at:

                                                              SUCCESSOR
                                  -----------------------------------------------------------------
                                         DECEMBER 31, 2006                 DECEMBER 31, 2005
                                  -------------------------------   -------------------------------
                                                  FAIR VALUE                        FAIR VALUE
                                  NOTIONAL   --------------------   NOTIONAL   --------------------
                                   AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
                                  --------   ------   -----------   --------   ------   -----------
                                                            (IN MILLIONS)
Non-qualifying..................    $977      $320        $47        $1,176     $318        $15
                                    ----      ----        ---        ------     ----        ---
  Total.........................    $977      $320        $47        $1,176     $318        $15
                                    ====      ====        ===        ======     ====        ===



     For the year ended December 31, 2006, the Company had $10 million in settlement payments related to non-qualifying derivatives included within net investment gains (losses).

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  FAIR VALUE HEDGES

     The Company designates and accounts for the following as fair value hedges when they have met the requirements of SFAS 133: (i) interest rate swaps to convert fixed rate investments to floating rate investments; (ii) foreign currency swaps to hedge the foreign currency fair value exposure of foreign-currency-denominated investments and liabilities; and (iii) interest rate futures to hedge against changes in value of fixed rate securities.

     The Company did not recognize any net investment gains (losses) representing the ineffective portion of all fair value hedges for the year ended December 31, 2006 and the six months ended December 31, 2005. The Company recognized net investment gains (losses) representing the ineffective portion of all fair value hedges as follows:

                                                              PREDECESSOR
                                                    -------------------------------
                                                    SIX MONTHS ENDED    YEAR ENDED
                                                        JUNE 30,       DECEMBER 31,
                                                    ----------------   ------------
                                                          2005             2004
                                                    ----------------   ------------
                                                             (IN MILLIONS)
Changes in the fair value of derivatives..........         $--              $(3)
Changes in the fair value of the items hedged.....          (1)              (1)
                                                           ---              ---
Net ineffectiveness of fair value hedging
  activities......................................         $(1)             $(4)
                                                           ===              ===



     All components of each derivative's gain or loss were included in the assessment of hedge ineffectiveness, except for financial futures where the time value component of the derivative was excluded from the assessment of ineffectiveness. For the year ended December 31, 2006 and the six months ended December 31, 2005, there was no cost of carry for financial futures. For the six months ended June 30, 2005 and the year ended December 31, 2004, the cost of carry for financial futures was ($1) million and ($4) million, respectively.

     There were no instances in which the Company discontinued fair value hedge accounting due to a hedged firm commitment no longer qualifying as a fair value hedge.

  CASH FLOW HEDGES

     The Company designates and accounts for the following as cash flow hedges, when they have met the requirements of SFAS 133: (i) interest rate swaps to convert floating rate investments to fixed rate investments; and (ii) foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated investments and liabilities.

     For the year ended December 31, 2006, the six months ended December 31, 2005 and June 30, 2005 and the year ended December 31, 2004, the Company recognized no net investment gains (losses) as the ineffective portion of all cash flow hedges. All components of each derivative's gain or loss were included in the assessment of hedge ineffectiveness. In certain instances, the Company may discontinue cash flow hedge accounting because the forecasted transactions did not occur on the anticipated date or in the additional time period permitted by SFAS 133. For the year ended December 31, 2006, the six months ended December 31, 2005 and June 30, 2005 and the year ended December 31, 2004, there were no instances in which the Company discontinued cash flow hedges. There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments for the year ended December 31, 2006, the six months ended December 31, 2005 and June 30, 2005 and the year ended December 31, 2004.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     The following table presents the components of other comprehensive income
(loss), before income tax, related to cash flow hedges:

                                                               PREDECESSOR
                                                     ------------------------------
                                                     SIX MONTHS ENDED   YEAR ENDED
                                                         JUNE 30,      DECEMBER 31,
                                                     ----------------  ------------
                                                           2005            2004
                                                     ----------------  ------------
                                                              (IN MILLIONS)
Other comprehensive income balance at the beginning
  of the period....................................         $ 2            $ 10
Gains (losses) deferred in other comprehensive
  income (loss) on the effective portion of cash
  flow hedges......................................          (3)            (14)
Amounts reclassified to net investment income......           1               6
                                                            ---            ----
Other comprehensive income balance at the end of
  the period.......................................         $--            $  2
                                                            ===            ====



     The Company has not entered into any cash flow hedges since June 30, 2005.

  NON-QUALIFYING DERIVATIVES AND DERIVATIVES FOR PURPOSES OTHER THAN HEDGING

     The Company enters into the following derivatives that do not qualify for hedge accounting under SFAS 133 or for purposes other than hedging: (i) interest rate swaps and interest rate futures to economically hedge its exposure to interest rate volatility; (ii) foreign currency forwards and swaps to economically hedge its exposure to adverse movements in exchange rates; (iii) credit default swaps to minimize its exposure to adverse movements in credit;
(iv) equity futures, equity index options, and equity variance swaps to economically hedge liabilities embedded in certain variable annuity products;
(v) credit default swaps used to synthetically create investments; and (vi) financial forwards to buy and sell securities.

     Effective at the Acquisition Date, the Company's derivative positions which previously qualified for hedge accounting were dedesignated in accordance with SFAS 133. Such derivative positions were not redesignated and were included with the Company's other non-qualifying derivative positions from the Acquisition Date through December 31, 2006.

     For the year ended December 31, 2006, the six months ended December 31, 2005 and June 30, 2005 and the year ended December 31, 2004, the Company recognized as net investment gains (losses), excluding embedded derivatives, changes in fair value of ($72) million, ($14) million, $11 million and ($39) million, respectively, related to derivatives that do not qualify for hedge accounting.

  EMBEDDED DERIVATIVES

     The Company has certain embedded derivatives which are required to be separated from their host contracts and accounted for as derivatives. These host contracts include guaranteed minimum withdrawal contracts and guaranteed minimum accumulation contracts. The fair value of the Company's embedded derivative assets was $25 million and $0 at December 31, 2006 and 2005, respectively. The fair value of the Company's embedded derivative liabilities was $0 and $22 million at December 31, 2006 and 2005, respectively. The amounts recorded and included in net investment gains (losses) for the year ended December 31, 2006, the six months ended December 31, 2005 and June 30, 2005, and during the year ended December 31, 2004 were gains (losses) of $46 million, $23 million, ($2) million, and $19 million, respectively.

  CREDIT RISK

     The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)



limited to the fair value at the reporting date. The credit exposure of the Company's derivative transactions is represented by the fair value of contracts with a net positive fair value at the reporting date.

     The Company manages its credit risk related to over-the-counter derivatives by entering into transactions with creditworthy counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Because exchange traded futures are effected through regulated exchanges, and positions are marked to market on a daily basis, the Company has minimal exposure to credit related losses in the event of nonperformance by counterparties to such derivative instruments.

     The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. As of December 31, 2006 and 2005, the Company was obligated to return cash collateral under its control of $102 million and $108 million, respectively. This unrestricted cash collateral is included in cash and cash equivalents and the obligation to return it is included in payables for collateral under derivative transactions in the consolidated balance sheets. As of December 31, 2006 and 2005, the Company had also accepted collateral consisting of various securities with a fair market value of $6 million and $22 million, respectively, which are held in separate custodial accounts. In addition, the Company has exchange traded futures, which require the pledging of collateral. As of both December 31, 2006 and 2005, the Company pledged collateral of $14 million, which is included in fixed maturity securities. The Company is permitted by contract to sell or repledge this collateral, but as of December 31, 2006 and 2005, none of the collateral had been sold or repledged.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


5.  DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED

     Information regarding DAC and VOBA is as follows:

                                                       DAC      VOBA     TOTAL
                                                     -------   ------   ------
                                                           (IN MILLIONS)
Balance at January 1, 2004 (PREDECESSOR)...........  $ 1,279   $   12   $1,291
  Capitalizations..................................      469       --      469
  Less: Amortization...............................      226        1      227
                                                     -------   ------   ------
Balance at December 31, 2004 (PREDECESSOR).........    1,522       11    1,533
  Capitalizations..................................      222       --      222
  Less: Amortization...............................      132        1      133
                                                     -------   ------   ------
Balance at June 30, 2005 (PREDECESSOR).............    1,612       10    1,622
                                                     -------   ------   ------
Effect of purchase accounting push down (See Note
  2)...............................................   (1,612)   1,666       54
                                                     -------   ------   ------
Balance at July 1, 2005 (SUCCESSOR)................       --    1,676    1,676
                                                     -------   ------   ------
  Capitalizations..................................      164       --      164
                                                     -------   ------   ------
  Less: Amortization related to:
     Net investment gains (losses).................       (3)      (7)     (10)
     Unrealized investment gains (losses)..........      (17)     (28)     (45)
     Other expenses................................       12      106      118
                                                     -------   ------   ------
       Total amortization..........................       (8)      71       63
                                                     -------   ------   ------
Balance at December 31, 2005 (SUCCESSOR)...........      172    1,605    1,777
                                                     -------   ------   ------
  Capitalizations..................................      135       --      135
  Less: Amortization related to:
     Net investment gains (losses).................       (3)     (33)     (36)
     Unrealized investment gains (losses)..........        1       11       12
     Other expenses................................       53      171      224
                                                     -------   ------   ------
       Total amortization..........................       51      149      200
                                                     -------   ------   ------
Balance at December 31, 2006 (SUCCESSOR)...........  $   256   $1,456   $1,712
                                                     =======   ======   ======



     The estimated future amortization expense allocated to other expenses for the next five years for VOBA is $188 million in 2007, $169 million in 2008, $156 million in 2009, $139 million in 2010 and $120 million in 2011.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


6.  GOODWILL

     Goodwill is the excess of cost over the fair value of net assets acquired. Information regarding goodwill is as follows:

                                                               SUCCESSOR
                                                              -----------
                                                                DECEMBER
                                                                  31,
                                                              -----------
                                                              2006   2005
                                                              ----   ----
                                                                  (IN
                                                               MILLIONS)
Balance at January 1,.......................................  $243   $ --
Effect of purchase accounting push down (See Note 2)........    (4)   243
                                                              ----   ----
Balance at December 31,.....................................  $239   $243
                                                              ====   ====



7.  INSURANCE

  VALUE OF DISTRIBUTION AGREEMENTS

     Information regarding the value of distribution agreements ("VODA"), which is reported in other assets, is as follows:

                                            SUCCESSOR                        PREDECESSOR
                                 -------------------------------   -------------------------------
                                  YEAR ENDED    SIX MONTHS ENDED   SIX MONTHS ENDED    YEAR ENDED
                                 DECEMBER 31,     DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                 ------------   ----------------   ----------------   ------------
                                     2006             2005               2005             2004
                                 ------------   ----------------   ----------------   ------------
                                                           (IN MILLIONS)
Balance at beginning of
  period.......................       $ 8              $--                $--              $--
Effect of purchase accounting
  push down (See Note 2).......        --                8                 --               --
Amortization...................        (1)              --                 --               --
                                      ---              ---                ---              ---
Balance at end of period.......       $ 7              $ 8                $--              $--
                                      ===              ===                ===              ===



     The estimated future amortization expense allocated to other expenses for VODA is $1 million per year for each of the years from 2007 to 2011.

  SALES INDUCEMENTS

     Information regarding deferred sales inducements, which are reported in other assets, is as follows:

                                            SUCCESSOR                        PREDECESSOR
                                 -------------------------------   -------------------------------
                                  YEAR ENDED    SIX MONTHS ENDED   SIX MONTHS ENDED    YEAR ENDED
                                 DECEMBER 31,     DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                 ------------   ----------------   ----------------   ------------
                                     2006             2005               2005             2004
                                 ------------   ----------------   ----------------   ------------
                                                           (IN MILLIONS)
Balance at end of previous
  period.......................       $ 8             $ 36                $25              $--
Effect of purchase accounting
  push down (See Note 2).......        --              (36)                --               --
                                      ---             ----                ---              ---
Balance at beginning of
  period.......................         8               --                 25               --
Capitalization.................         9                8                 12               25
Amortization...................        (1)              --                 (1)              --
                                      ---             ----                ---              ---
Balance at end of period.......       $16             $  8                $36              $25
                                      ===             ====                ===              ===


                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  SEPARATE ACCOUNTS

     Separate account assets and liabilities include pass-through separate accounts totaling $12.2 billion at both December 31, 2006 and 2005 for which the policyholder assumes all investment risk.

     Fees charged to the separate accounts by the Company (including mortality charges, policy administration fees and surrender charges) are reflected in the Company's revenues as universal life and investment-type product policy fees and totaled $246 million, $124 million, $95 million and $200 million for the year ended December 31, 2006, the six months ended December 31, 2005 and June 30, 2005, and the year ended December 31, 2004, respectively.

     For the year ended December 31, 2006, the six months ended December 31, 2005 and June 30, 2005 and the year ended December 31, 2004, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

  GUARANTEES

     The Company issues annuity contracts which may include contractual guarantees to the contractholder for the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary, or total deposits made to the contract less any partial withdrawals plus a minimum return ("anniversary contract value" or "minimum return").

     The Company also issues universal and variable life contracts where the Company contractually guarantees to the contractholder a secondary guarantee.

     Information regarding the types of guarantees relating to annuity contracts and universal and variable life contracts is as follows:

                                                              SUCCESSOR
                                                        ---------------------
                                                             DECEMBER 31,
                                                        ---------------------
                                                           2006        2005
                                                        ---------   ---------
                                                        IN THE EVENT OF DEATH
                                                        ---------------------
                                                            (IN MILLIONS)
ANNUITY CONTRACTS(1)
ANNIVERSARY CONTRACT VALUE OR MINIMUM RETURN
Separate account value................................  $  14,156   $  14,507
Net amount at risk(2).................................  $     440(3)$     569(3)
Average attained age of contractholders...............   64 years    63 years

                                                              SUCCESSOR
                                                        ---------------------
                                                             DECEMBER 31,
                                                        ---------------------
                                                           2006        2005
                                                        ---------   ---------
                                                         SECONDARY GUARANTEES
                                                        ---------------------
                                                            (IN MILLIONS)
UNIVERSAL AND VARIABLE LIFE CONTRACTS(1)
Account value (General and Separate account)..........  $   1,807   $   1,694
Net amount at risk(2).................................  $  21,459(3)$  21,719(3)
Average attained age of policyholders.................   59 years    57 years


--------

   (1) The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

   (2) The net amount at risk is based on the direct amount at risk (excluding reinsurance).

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)




   (3) The net amount at risk for guarantees of amounts in the event of death is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date.

     Liabilities incurred, relating to annuity contracts, for guaranteed death benefits were $1 million for the six months ended December 31, 2005. There were no guaranteed death benefits incurred for the six months ended June 30, 2005 or the year ended December 31, 2004. Liabilities incurred, relating to universal and variable life contracts, for secondary guarantees were $13 million for the year ended December 31, 2006, $4 million for each of the six months ended December 31, 2005 and June 30, 2005 and $1 million for the year ended December 31, 2004.

     Account balances of contracts with insurance guarantees are invested in separate account asset classes as follows:

                                                              SUCCESSOR
                                                          -----------------
                                                             DECEMBER 31,
                                                          -----------------
                                                            2006      2005
                                                          -------   -------
                                                            (IN MILLIONS)
Mutual Fund Groupings
  Equity................................................  $ 9,336   $ 9,055
  Bond..................................................      940     1,055
  Balanced..............................................    1,070     1,261
  Money Market..........................................      282       286
  Specialty.............................................      152       218
                                                          -------   -------
     Total..............................................  $11,780   $11,875
                                                          =======   =======



8.  REINSURANCE

     The Company's life insurance operations participate in reinsurance activities in order to limit losses, minimize exposure to large risks, and provide additional capacity for future growth. The Company has historically reinsured the mortality risk on new individual life insurance policies primarily on an excess of retention basis or a quota share basis. The Company has reinsured up to 90% of the mortality risk for all new individual life insurance policies. This practice was initiated by the Company for different products starting at various points in time between 1997 and 2002. On a case by case basis, the Company may retain up to $5 million per life on single life individual policies and reinsure 100% of amounts in excess of the Company's retention limits. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specific characteristics.

     In addition to reinsuring mortality risk, as described above, the Company reinsures other mortality and non-mortality risks, and specific coverages. The Company routinely reinsures certain classes of risks in order to limit its exposure to particular travel, avocation and lifestyle hazards. The Company has exposure to catastrophes, which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance arrangements to provide greater diversification of risk and minimize exposure to larger risks.

     The Company reinsures its business through a diversified group of reinsurers. No single unaffiliated reinsurer has a material obligation to the Company nor is the Company's business substantially dependent upon any reinsurance contracts. The Company is contingently liable with respect to ceded reinsurance should any reinsurer be unable to meet its obligations under these agreements.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     The Company reinsures the riders containing benefit guarantees related to variable annuities to affiliated and non-affiliated reinsurers. The Company reinsures its risk associated with the secondary death benefit guarantee rider on certain universal life contracts to an affiliate. See Note 14.

     The amounts in the consolidated statements of income are presented net of reinsurance ceded. Information regarding the effect of reinsurance is as follows:

                                          SUCCESSOR                        PREDECESSOR
                               -------------------------------   -------------------------------
                                YEAR ENDED    SIX MONTHS ENDED   SIX MONTHS ENDED    YEAR ENDED
                               DECEMBER 31,     DECEMBER 31,         JUNE 30,       DECEMBER 31,
                               ------------   ----------------   ----------------   ------------
                                   2006             2005               2005             2004
                               ------------   ----------------   ----------------   ------------
                                                         (IN MILLIONS)
Direct premiums..............      $ 79             $ 41               $ 39             $ 74
Reinsurance ceded............       (36)             (24)               (19)             (34)
                                   ----             ----               ----             ----
Net premiums earned..........      $ 43             $ 17               $ 20             $ 40
                                   ====             ====               ====             ====
Reinsurance recoverables
  netted against policyholder
  benefits and claims........      $169             $ 42               $ 61             $ 95
                                   ====             ====               ====             ====



     Reinsurance recoverables, included in premiums and other receivables, were $139 million and $77 million at December 31, 2006 and 2005, respectively. Reinsurance and ceded commissions payables, included in other liabilities, were $16 million and $12 million at December 31, 2006 and 2005, respectively.

     For the year ended December 31, 2006 and the six months ended December 31, 2005 and June 30, 2005, reinsurance ceded include affiliated transactions of $5 million, $2 million and $3 million, respectively. For the year ended December 31, 2004 there were no affiliated reinsurance transactions.

9.  INCOME TAX

     The provision for income tax from continuing operations is as follows:

                                          SUCCESSOR                        PREDECESSOR
                               -------------------------------   -------------------------------
                                YEAR ENDED    SIX MONTHS ENDED   SIX MONTHS ENDED    YEAR ENDED
                               DECEMBER 31,     DECEMBER 31,         JUNE 30,       DECEMBER 31,
                               ------------   ----------------   ----------------   ------------
                                   2006             2005               2005             2004
                               ------------   ----------------   ----------------   ------------
                                                         (IN MILLIONS)
Current Federal..............       $--             $(20)              $ 50             $ 96
Deferred Federal.............        74               32                (15)             (47)
                                    ---             ----               ----             ----
Provision for income tax.....       $74             $ 12               $ 35             $ 49
                                    ===             ====               ====             ====


                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported for continuing operations is as follows:

                                          SUCCESSOR                        PREDECESSOR
                               -------------------------------   -------------------------------
                                YEAR ENDED    SIX MONTHS ENDED   SIX MONTHS ENDED    YEAR ENDED
                               DECEMBER 31,     DECEMBER 31,         JUNE 30,       DECEMBER 31,
                               ------------   ----------------   ----------------   ------------
                                   2006             2005               2005             2004
                               ------------   ----------------   ----------------   ------------
                                                         (IN MILLIONS)
Tax provision at U.S.
  statutory rate.............      $ 89             $ 22                $39             $ 72
Tax effect of:
  Tax exempt investment
     income..................       (15)             (10)                (4)             (15)
  Tax reserve release........        --               --                 --               (8)
                                   ----             ----                ---             ----
Provision for income tax.....      $ 74             $ 12                $35             $ 49
                                   ====             ====                ===             ====



     Deferred income tax represents the tax effect of the differences between the book and tax basis of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following:

                                                          SUCCESSOR
                                                    ---------------------
                                                         DECEMBER 31,
                                                    ---------------------
                                                       2006        2005
                                                    ----------   --------
                                                        (IN MILLIONS)
Deferred income tax assets:
  Benefit, reinsurance and other reserves.........     $ 487       $ 580
  Capital loss carryforwards......................        20          17
  Net unrealized investment losses................        16          22
  Other...........................................         8           8
                                                       -----       -----
                                                         531         627
                                                       -----       -----
Deferred income tax liabilities:
  DAC and VOBA....................................      (518)       (525)
  Investments.....................................        (5)        (12)
                                                       -----       -----
                                                        (523)       (537)
                                                       -----       -----
Net deferred income tax asset.....................     $   8       $  90
                                                       =====       =====



     At December 31, 2006, the Company has a net deferred income tax asset. If the Company determines that any of its deferred income tax assets will not result in future tax benefits, a valuation allowance must be established for the portion of these assets that are not expected to be realized. Based predominantly upon a review of the Company's anticipated future taxable income, but also including all other available evidence, both positive and negative, the Company's management concluded that it is "more likely than not" that the net deferred income tax assets will be realized.

     Capital loss carryforwards amount to $59 million at December 31, 2006 and will expire beginning in 2010.

     The Company files a consolidated tax return with its parent, MICC. Under the Tax Allocation Agreement, the federal income tax will be allocated between the companies on a separate return basis and adjusted for credits and other amounts required by the Tax Allocation Agreement.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


10.  CONTINGENCIES, COMMITMENTS AND GUARANTEES

  CONTINGENCIES

  LITIGATION

     The Company is a defendant in a number of litigation matters. In some of the matters, large and/or indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the United States permits considerable variation in the assertion of monetary damages or other relief. Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experience of the Company in litigating or resolving through settlement numerous claims over an extended period of time, demonstrate to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value. Thus, unless stated below, the specific monetary relief sought is not noted.

     Due to the vagaries of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time may normally be inherently impossible to ascertain with any degree of certainty. Inherent uncertainties can include how fact finders will view individually and in their totality documentary evidence, the credibility and effectiveness of witnesses' testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

     The Company is a party to a number of legal actions and is and/or has been involved in regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's consolidated financial position. On a quarterly and yearly basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's consolidated financial statements. Unless stated below, estimates of possible additional losses or ranges of loss for particular matters cannot in the ordinary course be made with a reasonable degree of certainty. The limitations of available data and uncertainty regarding numerous variables make it difficult to estimate liabilities. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. It is possible that some of the matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be estimated as of December 31, 2006. Furthermore, it is possible that an adverse outcome in certain of the Company's litigation and regulatory investigations, or the use of different assumptions in the determination of amounts recorded, could have a material effect upon the Company's consolidated net income or cash flows in particular quarterly or annual periods.

     Macomber, et al. v. Travelers Property Casualty Corp., et al. (Conn. Super. Ct., Hartford, filed April 7, 1999). An amended putative class action complaint was filed against the Company, Travelers Equity Sales, Inc. and certain former affiliates. The amended complaint alleges Travelers Property Casualty Corporation, a former MLAC affiliate, purchased structured settlement annuities from the Company and spent less on the purchase of those structured settlement annuities than agreed with claimants, and that commissions paid to brokers for the structured settlement annuities, including an affiliate of MLAC, were paid in part to Travelers Property Casualty Corporation. On May 26, 2004, the Connecticut Superior Court certified a nationwide class action involving the following claims against the Company: violation of the Connecticut Unfair Trade Practice Statute, unjust enrichment, and civil conspiracy. On June 15, 2004, the defendants appealed the class certification order. In March 2006, the Connecticut Supreme Court reversed the trial court's certification of a class. Plaintiff may seek to file another motion for class

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)



certification. Defendants have moved for summary judgment. The Company is continuing to vigorously defend against the claims in this matter.

     Regulatory bodies have contacted the Company and have requested information relating to various regulatory issues regarding mutual funds and variable insurance products, including the marketing of such products. The Company believes that many of these inquiries are similar to those made to many financial services companies as part of industry-wide investigations by various regulatory agencies. The Company is fully cooperating with regard to these information requests and investigations. The Company at the present time is not aware of any systemic problems with respect to such matters that may have a material adverse effect on the Company's consolidated financial position.

     In addition, the Company is a defendant or co-defendant in various other litigation matters in the normal course of business. These may include civil actions, arbitration proceedings and other matters arising in the normal course of business out of activities as an insurance company or otherwise. Further, state insurance regulatory authorities and other federal and state authorities may make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

     In the opinion of the Company's management, the ultimate resolution of these legal and regulatory proceedings would not be likely to have a material adverse effect on the Company's consolidated financial position or liquidity, but, if involving monetary liability, may be material to the Company's operating results for any particular period.

  INSOLVENCY ASSESSMENTS

     Most of the jurisdictions in which the Company is admitted to transact business require life insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed life insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. Assets and liabilities held for insolvency assessments are as follows:

                                                                 SUCCESSOR
                                                               -------------
                                                                DECEMBER 31,
                                                               -------------
                                                               2006     2005
                                                               ----     ----
                                                               (IN MILLIONS)
Other Assets:
  Premium tax offset for future undiscounted assessments.....   $ 1      $1
  Premium tax offsets currently available for paid
     assessments.............................................    --       1
                                                                ---      --
                                                                $ 1      $2
                                                                ===      ==
Liability:
  Insolvency assessments.....................................   $ 1      $1
                                                                ===      ==



     Assessments levied against the Company were less than $1 million for the year ended December 31, 2006, the six months ended December 31, 2005 and June 30, 2005 and the year ended December 31, 2004.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


COMMITMENTS

  COMMITMENTS TO FUND PARTNERSHIP INVESTMENTS

     The Company makes commitments to fund partnership investments in the normal course of business. The amounts of these unfunded commitments were $46 million and $15 million at December 31, 2006 and 2005, respectively. The Company anticipates that these amounts will be invested in partnerships over the next five years.

  MORTGAGE LOAN COMMITMENTS

     The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $60 million and $20 million at December 31, 2006 and 2005, respectively.

  COMMITMENTS TO FUND BANK CREDIT FACILITIES

     The Company commits to lend funds under bank credit facilities. The amount of these unfunded commitments was $24 million at December 31, 2006. The Company did not have any unfunded commitments related to bank credit facilities at December 31, 2005.

GUARANTEES

     In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties pursuant to which it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities, and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future.

     In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

     The Company's recorded liability at December 31, 2006 and 2005 for indemnities, guarantees and commitments is insignificant.

11.  EQUITY

  DIVIDEND RESTRICTIONS

     Under Connecticut State Insurance Law, the Company is permitted, without prior insurance regulatory clearance, to pay stockholder dividends to its parent as long as the amount of such dividends, when aggregated with all other dividends in the preceding 12 months, does not exceed the greater of (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its statutory net gain from operations for the

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)



immediately preceding calendar year. The Company will be permitted to pay a cash dividend in excess of the greater of such two amounts only if it files notice of its declaration of such a dividend and the amount thereof with the Connecticut Commissioner of Insurance (the "Commissioner") and the Commissioner does not disapprove the payment within 30 days after notice. In addition, any dividend that exceeds earned surplus (unassigned funds, reduced by 25% of unrealized appreciation in value or revaluation of assets or unrealized profits on investments) as of the last filed annual statutory statement requires insurance regulatory approval. Under Connecticut State Insurance Law, the Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders. The Connecticut State Insurance Law requires prior approval for any dividends for a period of two years following a change in control. As a result of the acquisition on July 1, 2005, under Connecticut State Insurance Law all dividend payments by the Company through June 30, 2007 require prior approval of the Commissioner. The Company did not pay any dividends in 2006. However, since the Company's statutory unassigned funds surplus is negative, the Company cannot pay any dividends without prior approval of the Commissioner.

  CAPITAL CONTRIBUTIONS

     In 2005, the Company had an increase of $4 million in paid-in capital due to an assumption of all tax liabilities for potential audit liabilities for federal and state income taxes and other taxes with respect to pre-Acquisition tax periods. The Acquisition Agreement between MetLife and Citigroup, dated as of January 31, 2005, provides for an indemnification by Citigroup to MetLife for specified tax liabilities incurred prior to the Acquisition Date. During 2004, the Company received a capital contribution of $400 million from its parent, MICC.

  STATUTORY EQUITY AND INCOME

     The Connecticut Insurance Department (the "Department") imposes minimum risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). The formulas for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. MetLife Annuity exceeded the minimum RBC requirements for all periods presented herein.

     The NAIC adopted the Codification of Statutory Accounting Principles ("Codification") in 2001. Codification was intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. The Department has adopted Codification, with certain modifications, for the preparation of statutory financial statements of insurance companies domiciled in Connecticut. Modifications by the Department may impact the effect of Codification on statutory capital and surplus of the Company.

     Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions and valuing securities on a different basis.

     In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant asset not admitted by the Company is the net deferred tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within a year.

     Further, statutory accounting principles do not give recognition to amounts "pushed down" as a result of the Acquisition.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     Statutory net income (loss) of MLAC, a Connecticut domiciled insurer, was $107 million, ($97) million and ($211) million for the years ended December 31, 2006, 2005 and 2004, respectively. Statutory capital and surplus, as filed with the Department, was $740 million and $765 million at December 31, 2006 and 2005, respectively.

  OTHER COMPREHENSIVE INCOME (LOSS)

     The following table sets forth the reclassification adjustments required for the year ended December 31, 2006, the six months ended December 31, 2005 and June 30, 2005 and the year ended December 31, 2004, in other comprehensive income (loss) that are included as part of net income for the current year that have been reported as a part of other comprehensive income (loss) in the current or prior period:

                                                    SUCCESSOR                      PREDECESSOR
                                         ------------------------------  ------------------------------
                                          YEAR ENDED   SIX MONTHS ENDED  SIX MONTHS ENDED   YEAR ENDED
                                         DECEMBER 31,    DECEMBER 31,        JUNE 30,      DECEMBER 31,
                                         ------------  ----------------  ----------------  ------------
                                             2006            2005              2005            2004
                                         ------------  ----------------  ----------------  ------------
                                                                  (IN MILLIONS)
Holding gains (losses) on investments
  arising
  during the period....................      $ 98            $(75)              $(5)           $ 18
Income tax effect of holding gains
  (losses).............................       (34)             26                 1              (6)
Reclassification adjustments:
  Recognized holding gains (losses)
     included in current period
     income............................       (68)            (46)                3               6
  Amortization of premiums and
     accretion
     of discounts associated with
     investments.......................        --              12                (8)            (18)
  Income tax effect of reclassification
     adjustments.......................        24              12                 2               4
Allocation of holding gains (losses) on
  investments relating to other
  policyholder amounts.................       (12)             45                --              --
Income tax effect of allocation of
  holding
  gains (losses) to other policyholder
  amounts..............................         4             (16)               --              --
                                             ----            ----               ---            ----
     Other comprehensive income
       (loss)..........................      $ 12            $(42)              $(7)           $  4
                                             ====            ====               ===            ====



12.  OTHER EXPENSES

     Information on other expenses is as follows:

                                                   SUCCESSOR                        PREDECESSOR
                                        -------------------------------   -------------------------------
                                         YEAR ENDED    SIX MONTHS ENDED   SIX MONTHS ENDED    YEAR ENDED
                                        DECEMBER 31,     DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                        ------------   ----------------   ----------------   ------------
                                            2006             2005               2005             2004
                                        ------------   ----------------   ----------------   ------------
                                                                  (IN MILLIONS)
Compensation.........................       $  47            $  27              $  19            $  45
Commissions..........................         159              156                180              373
Amortization of DAC and VOBA.........         188              108                133              227
Capitalization of DAC................        (135)            (164)              (222)            (469)
Rent, net of sublease income.........           2                2                  1                4
Other................................          45               36                 73              123
                                            -----            -----              -----            -----
  Total other expenses...............       $ 306            $ 165              $ 184            $ 303
                                            =====            =====              =====            =====


                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


13.  FAIR VALUE INFORMATION

     The estimated fair value of financial instruments have been determined by using available market information and the valuation methodologies described below. Considerable judgment is often required in interpreting market data to develop estimates of fair value. Accordingly, the estimates presented herein may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

     Amounts related to the Company's financial instruments are as follows:

                                                                      SUCCESSOR
                                                         ----------------------------------
                                                         NOTIONAL    CARRYING     ESTIMATED
                                                          AMOUNT       VALUE     FAIR VALUE
                                                         --------    --------    ----------
                                                                    (IN MILLIONS)
DECEMBER 31, 2006
Assets:
  Fixed maturity securities............................               $5,889       $5,889
  Equity securities....................................               $   57       $   57
  Mortgage loans on real estate........................               $  295       $  289
  Policy loans.........................................               $   55       $   55
  Short-term investments...............................               $   95       $   95
  Cash and cash equivalents............................               $  230       $  230
  Accrued investment income............................               $   68       $   68
  Mortgage loan commitments............................     $60       $   --       $   --
  Commitments to fund bank credit facilities...........     $24       $   --       $   --
Liabilities:
  Policyholder account balances........................               $2,740       $2,457
  Payables for collateral under derivative
     transactions......................................               $  102       $  102



                                                                      SUCCESSOR
                                                         ----------------------------------
                                                         NOTIONAL    CARRYING     ESTIMATED
                                                          AMOUNT       VALUE     FAIR VALUE
                                                         --------    --------    ----------
                                                                    (IN MILLIONS)
DECEMBER 31, 2005
Assets:
  Fixed maturity securities............................               $6,055       $6,055
  Equity securities....................................               $    4       $    4
  Mortgage loans on real estate........................               $  258       $  258
  Policy loans.........................................               $   37       $   37
  Short-term investments...............................               $   57       $   57
  Cash and cash equivalents............................               $  233       $  233
  Accrued investment income............................               $   69       $   69
  Mortgage loan commitments............................     $20       $   --       $   --
Liabilities:
  Policyholder account balances........................               $3,185       $2,972
  Payables for collateral under derivative
     transactions......................................               $  108       $  108

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     The methods and assumptions used to estimate the fair value of financial instruments are summarized as follows:

  FIXED MATURITY SECURITIES AND EQUITY SECURITIES

     The fair values of publicly held fixed maturity securities and publicly held equity securities are based on quoted market prices or estimates from independent pricing services. However, in cases where quoted market prices are not available, such as for private fixed maturity securities, fair values are estimated using present value or valuation techniques. The determination of fair values is based on: (i) valuation methodologies; (ii) securities the Company deems to be comparable; and (iii) assumptions deemed appropriate given the circumstances. The fair value estimates are based on available market information and judgments about financial instruments, including estimates of the timing and amounts of expected future cash flows and the credit standing of the issuer or counterparty. Factors considered in estimating fair value include; coupon rate, maturity, estimated duration, call provisions, sinking fund requirements, credit rating, industry sector of the issuer, and quoted market prices of comparable securities.

  MORTGAGE LOANS ON REAL ESTATE, MORTGAGE LOAN COMMITMENTS AND COMMITMENTS TO FUND BANK CREDIT FACILITIES

     Fair values for mortgage loans on real estate are estimated by discounting expected future cash flows, using current interest rates for similar loans with similar credit risk. For mortgage loan commitments and commitments to fund bank credit facilities, the estimated fair value is the net premium or discount of the commitments.

  POLICY LOANS

     The carrying values for policy loans approximate fair value.

  CASH AND CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS

     The carrying values for cash and cash equivalents and short-term investments approximated fair values due to the short-term maturities of these instruments.

  ACCRUED INVESTMENT INCOME

     The carrying value for accrued investment income approximates fair value.

  POLICYHOLDER ACCOUNT BALANCES

     The fair value of PABs which have final contractual maturities are estimated by discounting expected future cash flows based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the agreements being valued. The fair value of PABs without final contractual maturities are assumed to equal their current net surrender value.

  PAYABLES FOR COLLATERAL UNDER DERIVATIVE TRANSACTIONS

     The carrying value for payables for collateral under derivative transactions approximate fair value.

  DERIVATIVE FINANCIAL INSTRUMENTS

     The fair value of derivative financial instruments, including financial futures, financial forwards, interest rate, credit default and foreign currency swaps, foreign currency forwards, and options are based upon quotations obtained from dealers or other reliable sources. See Note 4 for derivative fair value disclosures.

14.  RELATED PARTY TRANSACTIONS

     In 2006, the Company entered into a Master Service Agreement with Metropolitan Life Insurance Company ("Metropolitan Life"), a wholly-owned subsidiary of MetLife, who provides administrative, accounting, legal and

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)



similar services to the Company. Metropolitan Life charged the Company $5 million, included in other expenses, for services performed under the Master Service Agreement for the year ended December 31, 2006.

     The Company entered into a Service Agreement with MetLife Group, Inc. ("MetLife Group"), a wholly-owned subsidiary of MetLife under which MetLife Group provides personnel services, as needed, to support the activities of the Company. MetLife Group charged the Company $28 million, included in other expenses, for services performed under the Service Agreement for the year ended December 31, 2006. There were no charges for the six months ended December 31, 2005.

     At December 31, 2006 and 2005, the Company had receivables from MICC of $13 million and $20 million, respectively. The Company had receivables from other affiliates of $4 million and payables to other affiliates of $2 million at December 31, 2006 and 2005, respectively, excluding affiliated reinsurance balances discussed below.

     Since the Company is a member of a controlled group of affiliate companies, its results may not be indicative of those of a stand-alone entity.

     As of December 31, 2006 and 2005, the Company held $89 million and $16 million, respectively, of its total invested assets in the MetLife Money Market Pool which is an affiliated partnership. These amounts are included in short-term investments.

     In the normal course of business, the Company transfers fixed maturity securities to affiliates and receives other fixed maturity securities from affiliates. The Company transferred invested assets to affiliates with both an amortized cost and fair market value of $15 million for the year ended December 31, 2006. The Company did not transfer assets to affiliates for the six months ended December 31, 2005. The realized capital losses recognized on these transfers were less than $1 million for the year ended December 31, 2006. The Company received invested assets from affiliates with a fair market value of $13 million for the year ended December 31, 2006. The Company did not receive transfers of assets from affiliates for the six months ended December 31, 2005.

     The Company also has reinsurance agreements with MetLife and certain of its subsidiaries, including Reinsurance Group of America, Incorporated ("RGA"), MetLife Reinsurance Company of South Carolina ("MRSC"), and Exeter Reassurance Company, Ltd. ("Exeter"). As of December 31, 2006, the Company had reinsurance related assets and liabilities from these agreements totaling $108 million and $12 million, respectively. Prior-year comparable assets and liabilities were $78 million and $47 million, respectively.

     The following tables reflect related party reinsurance information:

                                                               SUCCESSOR
                                                    -------------------------------
                                                     YEAR ENDED    SIX MONTHS ENDED
                                                    DECEMBER 31,     DECEMBER 31,
                                                    ------------   ----------------
                                                        2006             2005
                                                    ------------   ----------------
                                                             (IN MILLIONS)
Ceded premiums....................................      $  5              $ 2
Ceded fees, included in universal life and
  investment-type product policy fees.............        22               19
Ceded benefits, included in policyholder benefits
  and claims......................................        38               39
Ceded fees, included in other expenses............        37               12
                                                        ----              ---
  Total ceded.....................................      $102              $72
                                                        ====              ===




                                                                SUCCESSOR
                                                               -----------
                                                                 DECEMBER
                                                                   31,
                                                               -----------
                                                               2006   2005
                                                               ----   ----
                                                                   (IN
                                                                MILLIONS)
Reinsurance recoverables, included in premiums and other
  receivables................................................  $108    $78
Ceded balances payable, included in other liabilities........  $ 12    $47

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     Prior to the Acquisition, the Company had related party transactions with its parent and/or affiliates. These transactions are described as follows:

     In December 2004, MLAC entered into a reinsurance agreement with MRSC related to guarantee features included in certain of their universal life and variable universal life products. All information subsequent to the Acquisition is included in the tables above. Fees associated with this agreement, included within other expenses, were $22 million for the six months ended June 30, 2005.

     In addition, MLAC's individual insurance mortality risk is reinsured, in part, to RGA, an affiliate subsequent to the Acquisition Date. All information subsequent to the Acquisition is included in the tables above. Ceded premiums were $3 million for the six months ended June 30, 2005. Ceded fees, included within universal life and investment-type product policy fees, were $7 million for the six months ended June 30, 2005. Ceded benefits, included within policyholder benefits and claims, were $5 million for the six months ended June 30, 2005.

     At June 30, 2005, MLAC had investments in Tribeca Citigroup Investments Ltd. ("Tribeca"), an affiliate of the Company, in the amount of $10 million. Income (loss) of ($1) million and $1 million was recognized on these investments in the six months ended June 30, 2005 and the year ended December 31, 2004, respectively. In July 2005, MLAC sold its investment in Tribeca.

     Citigroup and certain of its subsidiaries provided investment management and accounting services, payroll, internal auditing, benefit management and administration, property management and investment technology services to the Company. The Company paid MICC an insignificant amount for both the six months ended June 30, 2005 and the year ended December 31, 2004 for these services.

     In the ordinary course of business, the Company distributed fixed and variable annuity products through its former affiliate Smith Barney. Premiums and deposits related to these products were $506 million in 2004. The Company also marketed term and universal life products through Smith Barney. Premiums related to such products were $108 million in 2004. Commissions and fees paid to Smith Barney were $50 million in 2004.

     The Company also distributed deferred annuity products through its former affiliates, Primerica Financial Services, Inc. ("PFS"), CitiStreet Retirement Services, a division of CitiStreet LLC, (together with its subsidiaries, "CitiStreet") and Citibank, N.A. ("Citibank"). Deposits received from PFS were $636 million and commissions and fees paid to PFS were $48 million for the year ended December 31, 2004. Deposits received from CitiStreet were $116 million and related commissions and fees paid to CitiStreet were $3 million for the year ended December 31, 2004. Deposits received from Citibank were $112 million and commissions and fees paid to Citibank were $13 million for the year ended December 31, 2004.

     The leasing functions for the Company were administered by a Citigroup subsidiary. Rent expense related to leases was shared by the companies on a cost allocation method based generally on estimated usage by department. The Company's rent expense was insignificant in 2004.

15.  SUBSEQUENT EVENT

     On June 29, 2007, MICC and MetLife Life and Annuity Company of Connecticut ("MetLife Annuity") entered into an Agreement and Plan of Merger, pursuant to which MetLife Annuity will be merged into MICC, with MICC being the surviving corporation. The merger is subject to certain regulatory approvals and favorable tax rulings. Upon the effective date of the merger, expected to occur on or about December 7, 2007, the separate existence of MetLife Annuity will cease, all rights and interests of MetLife Annuity in all property will be deemed transferred and vested in MICC, and all liabilities of MetLife Annuity will be vested in MICC.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                                   SCHEDULE I

                     CONSOLIDATED SUMMARY OF INVESTMENTS --
                    OTHER THAN INVESTMENTS IN RELATED PARTIES
                                DECEMBER 31, 2006
                                  (IN MILLIONS)


                                                                     SUCCESSOR
                                                     -----------------------------------------
                                                      COST OR                      AMOUNT AT
                                                     AMORTIZED     ESTIMATED    WHICH SHOWN ON
                                                      COST(1)     FAIR VALUE     BALANCE SHEET
                                                     ---------    ----------    --------------
TYPE OF INVESTMENTS
Fixed maturity securities:
  Bonds:
     U.S. Treasury/agency securities..............     $  801       $  783          $  783
     State and political subdivision securities...         91           86              86
     Foreign government securities................         69           73              73
     Public utilities.............................        276          271             271
     All other corporate bonds....................      2,959        2,907           2,907
  Mortgage-backed and asset-backed securities.....      1,572        1,573           1,573
  Redeemable preferred stock......................        199          196             196
                                                       ------       ------          ------
     Total fixed maturity securities..............      5,967        5,889           5,889
                                                       ------       ------          ------
Equity securities:
  Common stock:
     Industrial, miscellaneous and all other......          1            1               1
  Non-redeemable preferred stock..................         55           56              56
                                                       ------       ------          ------
     Total equity securities......................         56           57              57
                                                       ------       ------          ------
Mortgage loans on real estate.....................        295                          295
Policy loans......................................         55                           55
Real estate joint ventures........................          2                            2
Other limited partnership interests...............         68                           68
Short-term investments............................         95                           95
Other invested assets.............................        341                          341
                                                       ------                       ------
  Total investments...............................     $6,879                       $6,802
                                                       ======                       ======




--------

   (1) Cost for fixed maturity securities and mortgage loans on real estate represents original cost reduced by repayments, net valuation allowances and writedowns from other-than-temporary declines in value and adjusted for amortization of premiums or accretion of discount; for equity securities, cost represents original cost reduced by writedowns from other-than-temporary declines in value; cost for real estate joint ventures and other limited partnership interests represents original cost reduced for other-than-temporary impairments or original cost adjusted for equity in earnings and distributions.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                                  SCHEDULE III

                CONSOLIDATED SUPPLEMENTARY INSURANCE INFORMATION
                        AS OF DECEMBER 31, 2006 AND 2005
                                  (IN MILLIONS)

                                              DAC       FUTURE POLICY     POLICYHOLDER
                                              AND    BENEFITS AND OTHER      ACCOUNT      UNEARNED
                                             VOBA    POLICYHOLDER FUNDS     BALANCES     REVENUE(1)
                                            ------   ------------------   ------------   ----------
2006 (SUCCESSOR)..........................  $1,712         $1,861            $5,377          $45
                                            ======         ======            ======          ===
2005 (SUCCESSOR)..........................  $1,777         $1,808            $5,688          $18
                                            ======         ======            ======          ===



--------

   (1) Amounts are included within the future policy benefits and other policyholder funds column.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                                  SCHEDULE III

                CONSOLIDATED SUPPLEMENTARY INSURANCE INFORMATION
                      FOR THE YEAR ENDED DECEMBER 31, 2006
        AND FOR THE SIX MONTHS ENDED DECEMBER 31, 2005 AND JUNE 30, 2005
                    AND FOR THE YEAR ENDED DECEMBER 31, 2004
                                  (IN MILLIONS)


                                PREMIUM                 POLICYHOLDER   AMORTIZATION OF
                                REVENUE        NET        BENEFITS       DAC AND VOBA       OTHER          PREMIUMS
                              AND POLICY   INVESTMENT   AND INTEREST      CHARGED TO      OPERATING         WRITTEN
                                CHARGES      INCOME       CREDITED      OTHER EXPENSES   EXPENSES(1)   (EXCLUDING LIFE)
                              ----------   ----------   ------------   ---------------   -----------   ----------------
For the Year Ended December
  31, 2006 (SUCCESSOR).....      $526         $361          $271             $188            $118             $--
                                 ====         ====          ====             ====            ====             ===
For the Six Months Ended
  December 31, 2005
  (SUCCESSOR)..............      $250         $167          $166             $108            $ 57             $--
                                 ====         ====          ====             ====            ====             ===
For the Six Months Ended
  June 30, 2005
  (PREDECESSOR)............      $241         $223          $175             $133            $ 51             $ 4
                                 ====         ====          ====             ====            ====             ===
For the Year Ended December
  31, 2004 (PREDECESSOR)...      $411         $389          $326             $227            $ 76             $ 6
                                 ====         ====          ====             ====            ====             ===




--------

   (1) Includes other expenses excluding amortization of DAC and VOBA charged to other expenses.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                                   SCHEDULE IV

                            CONSOLIDATED REINSURANCE
                        AS OF DECEMBER 31, 2006 AND 2005
                    AND FOR THE YEAR ENDED DECEMBER 31, 2006
        AND FOR THE SIX MONTHS ENDED DECEMBER 31, 2005 AND JUNE 30, 2005
                    AND FOR THE YEAR ENDED DECEMBER 31, 2004
                                  (IN MILLIONS)


                                                                                       % AMOUNT
                                                GROSS                          NET      ASSUMED
                                                AMOUNT    CEDED    ASSUMED    AMOUNT    TO NET
                                               -------   -------   -------   -------   --------
AS OF AND FOR THE YEAR ENDED DECEMBER 31,
  2006 (SUCCESSOR)
Life insurance in-force.....................   $63,138   $47,897     $--     $15,241      --%
                                               =======   =======     ===     =======
Insurance premium...........................   $    79   $    36     $--     $    43      --%
                                               =======   =======     ===     =======
AS OF AND FOR THE SIX MONTHS ENDED DECEMBER
  31, 2005 (SUCCESSOR)
Life insurance in-force.....................   $63,023   $48,618     $--     $14,405      --%
                                               =======   =======     ===     =======
Insurance premium...........................   $    41   $    24     $--     $    17      --%
                                               =======   =======     ===     =======
FOR THE SIX MONTHS ENDED JUNE 30, 2005
  (PREDECESSOR)
Insurance premium...........................   $    39   $    19     $--     $    20      --%
                                               =======   =======     ===     =======
AS OF AND FOR THE YEAR ENDED DECEMBER 31,
  2004 (PREDECESSOR)
Life insurance in-force.....................   $54,886   $44,286     $--     $10,600      --%
                                               =======   =======     ===     =======
Insurance premium...........................   $    74   $    34     $--     $    40      --%
                                               =======   =======     ===     =======




     For the year ended December 31, 2006, and the six months ended December 31, 2005 and June 30, 2005, reinsurance ceded include affiliated transactions of $5 million, $2 million and $3 million, respectively. For the year ended December 31, 2004, there were no affiliated reinsurance transactions.

ANNUAL REPORT
December 31, 2006


                      MetLife of CT Separate Account Twelve
                             for Variable Annuities
                                       of
                 MetLife Life and Annuity Company of Connecticut

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Policyholders of
MetLife of CT Separate Account Twelve for Variable Annuities and the Board of Directors of MetLife Life and Annuity Company of Connecticut:

We have audited the accompanying statement of assets and liabilities of the Subaccounts (as disclosed in Appendix A) comprising MetLife of CT Separate Account Twelve for Variable Annuities (formerly, The Travelers Separate Account Twelve for Variable Annuities) (the "Separate Account") of MetLife Life and Annuity Company of Connecticut (formerly, The Travelers Life and Annuity Company) ("MLAC") as of December 31, 2006, the related statement of operations for the period in the year then ended, and the statements of changes in net assets for each of the periods in the two years then ended. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. The financial highlights of the Separate Account included in footnote 5 for the periods in the three years ended December 31, 2004, were audited by other auditors whose report, dated March 21, 2005, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the Subaccounts comprising the Separate Account of MLAC as of December 31, 2006, the results of their operations for the period in the year then ended, and the changes in their net assets for each of the periods in the two years then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, Florida
March 19, 2007
(October 30, 2007 as to Note 7)

                                   APPENDIX A

AIM V.I. Capital Appreciation Subaccount (Series II)
AIM V.I. Mid Cap Core Equity Subaccount (Series II)
AIM V.I. Utilities Subaccount
Alger American Balanced Subaccount (Class S)
Alger American Leveraged All Cap Subaccount (Class S) AllianceBernstein Large-Cap Growth Subaccount (Class B)
American Funds Global Growth Subaccount (Class 2)
American Funds Growth Subaccount (Class 2)
American Funds Growth-Income Subaccount (Class 2)
Capital Appreciation Subaccount
Credit Suisse Trust Emerging Markets Subaccount
Credit Suisse Trust Global Small Cap Subaccount
Delaware VIP REIT Subaccount (Standard Class)
Dreyfus Mid Cap Stock Subaccount (Service Shares)
Dreyfus Socially Responsible Growth Subaccount (Service Shares) Dreyfus VIF Appreciation Subaccount (Initial Shares)
Dreyfus VIF Developing Leaders Subaccount (Initial Shares)
DWS VIT Equity 500 Index Subaccount (Class B)
DWS VIT RREEF Real Estate Securites Subaccount (Class B)
DWSI Bond Subaccount (Class B)
DWSI Capital Growth Subaccount (Class B)
DWSI Global Opportunities Subaccount (Class B)
DWSI Growth & Income Subaccount (Class B)
DWSI Health Care Subaccount (Class B)
DWSI International Subaccount (Class B)
DWSII Dreman Financial Services Subaccount (Class B)
DWSII All Cap Growth Subaccount (Class B)
DWSII Balanced Subaccount (Class B)
DWSII Blue Chip Subaccount (Class B)
DWSII Conservative Allocation Subaccount (Class B)
DWSII Core Fixed Income Subaccount (Class B)
DWSII Davis Venture Value Subaccount (Class B)
DWSII Dreman High Return Equity Subaccount (Class B)
DWSII Dreman Small Mid Cap Value Subaccount (Class B)
DWSII Foreign Value Subaccount (Class B)
DWSII Global Thematic Subaccount (Class B)
DWSII Government & Agency Securities Subaccount (Class B)
DWSII Growth Allocation Subaccount (Class B)
DWSII High Income Subaccount (Class B)
DWSII Income Allocation Subaccount (Class B)
DWSII International Select Equity Subaccount (Class B)
DWSII Janus Growth & Income Subaccount (Class B)
DWSII Janus Growth Opportunities Subaccount (Class B)
DWSII Large Cap Core Subaccount (Class B)
DWSII Large Cap Value Subaccount (Class B)
DWSII MFS(R) Strategic Value Subaccount (Class B)
DWSII Mid Cap Growth Subaccount (Class B)
DWSII Moderate Allocation Subaccount (Class B)
DWSII Money Market Subaccount (Class B)
DWSII Oak Strategic Equity Subaccount (Class B)
DWSII Small Cap Growth Subaccount (Class B)
DWSII Strategic Income Subaccount (Class B)
DWSII Technology Subaccount (Class B)
DWSII Turner Mid Cap Growth Subaccount (Class B)
FAMVS Mercury Global Allocation V.I. Subaccount (Class III)
FAMVS Mercury Value Opportunities V.I. Subaccount (Class III)
FTVIPT Franklin Rising Dividends Securities Subaccount (Class 2) FTVIPT Franklin Small-Mid Cap Growth Securities Subaccount (Class 2) FTVIPT Mutual Shares Securities Subaccount (Class 2)
FTVIPT Templeton Developing Markets Securities Subaccount (Class 2) FTVIPT Templeton Foreign Securities Subaccount (Class 2)
FTVIPT Templeton Growth Securities Subaccount (Class 2)
High yield Bond Subaccount
Janus Aspen Balanced Subaccount (Service Shares)
Janus Aspen Global Life Sciences Subaccount (Service Shares)
Janus Aspen Global Technology Subaccount (Service Shares)
Janus Aspen Worldwide Growth Subaccount (Service Shares)
Lazard Retirement Small Cap Subaccount
LMPVPI All Cap Subaccount (Class I)
LMPVPI All Cap Subaccount (Class II)
LMPVPI Investors Subaccount (Class I)
LMPVPI Large Cap Growth Subaccount (Class I)
LMPVPI Small Cap Growth Subaccount (Class I)
LMPVPI Total Return Subaccount (Class II)
LMPVPII Aggressive Growth Subaccount (Class I)
LMPVPII Aggressive Growth Subaccount (Class II)
LMPVPII Equity Index Subaccount (Class II)
LMPVPII Growth and Income Subaccount (Class I)
LMPVPIII Adjustable Rate Income Subaccount
LMPVPIII Social Awareness Stock Subaccount
Lord Abbett Growth and Income Subaccount (Class VC)
Lord Abbett Mid-Cap Value Subaccount (Class VC)
Managed Assets Subaccount
MIST Batterymarch Mid-Cap Stock Subaccount (Class A)
MIST BlackRock High Yield Subaccount (Class A)
MIST BlackRock Large-Cap Core Subaccount (Class A)
MIST Dreman Small-Cap Value Subaccount (Class A)
MIST Harris Oakmark International Subaccount (Class A)
MIST Janus Capital Appreciation Subaccount (Class A)
MIST Legg Mason Partners Managed Assets Subaccount (Class A)
MIST Lord Abbett Bond Debenture Subaccount (Class A)
MIST Lord Abbett Growth and Income Subaccount (Class B)
MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
MIST Met/AIM Capital Appreciation Subaccount (Class A)
MIST Met/AIM Small Cap Growth Subaccount (Class A)
MIST MFS(R) Value Subaccount (Class A)
MIST Neuberger Berman Real Estate Subaccount (Class A)
MIST Oppenheimer Capital Appreciation Subaccount (Class B)
MIST Pioneer Fund Subaccount (Class A)
MIST Pioneer Mid-Cap Value Subaccount (Class A)
MIST Pioneer Strategic Income Subaccount (Class A)
MIST Third Avenue Small Cap Value Subaccount (Class B)
Money Market Subaccount
MSF BlackRock Aggressive Growth Subaccount (Class D)
MSF BlackRock Bond Income Subaccount (Class A)
MSF BlackRock Money Market Subaccount (Class A)
MSF Fl Large Cap Subaccount (Class A)
MSF Fl Value Leaders Subaccount (Class D)
MSF MetLife Aggressive Allocation Subaccount (Class B)
MSF MetLife Conservative Allocation Subaccount (Class B)
MSF MetLife Conservative to Moderate Allocation Subaccount (Class B) MSF MetLife Moderate Allocation Subaccount (Class B)
MSF MetLife Moderate to Aggressive Allocation Subaccount (Class B) MSF MFS(R) Total Return Subaccount (Class B)
MSF MFS(R) Total Return Subaccount (Class F)
MSF Oppenheimer Global Equity Subaccount (Class B)
MSF T. Rowe Price Large Cap Growth Subaccount (Class B)
MSF Western Asset Management High Yield Bond Subaccount (Class A) MSF Western Asset Management U.S. Government Subaccount (Class A) Oppenheimer Capital Appreciation Subaccount/VA (Service Shares) Oppenheimer Global Securities Subaccount/VA (Service Shares) Oppenheimer Main Street/VA Subaccount (Service Shares)
PIMCO VIT Real Return Subaccount (Administrative Class)
PIMCO VIT Total Return Subaccount (Administrative Class)
Pioneer America Income VCT Subaccount (Class II)
Pioneer AmPac Growth VCT Subaccount (Class II)
Pioneer Balanced VCT Subaccount (Class II)
Pioneer Cullen Value VCT Subaccount (Class II)
Pioneer Emerging Markets VCT Subaccount (Class II)
Pioneer Equity Income VCT Subaccount (Class II)
Pioneer Equity Opportunity VCT Subaccount (Class II)
Pioneer Europe VCT Subaccount (Class II)
Pioneer Fund VCT Subaccount (Class II)

Pioneer Global High Yield VCT Subaccount (Class II)
Pioneer Growth Shares VCT Subaccount (Class II)
Pioneer High Yield VCT Subaccount (Class II)
Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II)
Pioneer Ibbotson Growth Allocation VCT Subaccount (Class II)
Pioneer Ibbotson Moderate Allocation VCT Subaccount (Class II)
Pioneer International Value VCT Subaccount (Class II)
Pioneer Mid Cap Value VCT Subaccount (Class II)
Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II)
Pioneer Real Estate Shares VCT Subaccount (Class II)
Pioneer Small and Mid Cap Growth VCT Subaccount (Class II)
Pioneer Small Cap Value VCT Subaccount (Class II)
Pioneer Small Company VCT Subaccount (Class II)
Pioneer Strategic Income VCT Subaccount (Class II)
Pioneer Value VCT Subaccount (Class II)
Putnam VT International Equity Subaccount (Class IB)
Putnam VT Small Cap Value Subaccount (Class IB)
Travelers AIM Capital Appreciation Subaccount
Travelers Convertible Securities Subaccount
Travelers Disciplined Mid Cap Stock Subaccount
Travelers Equity Income Subaccount
Travelers Federated High Yield Subaccount
Travelers Federated Stock Subaccount
Travelers Large Cap Subaccount
Travelers Managed Allocation Series: Aggressive Subaccount
Travelers Managed Allocation Series: Conservative Subaccount
Travelers Managed Allocation Series: Moderate Subaccount
Travelers Managed Allocation Series: Moderate-Aggressive Subaccount Travelers Managed Allocation Series: Moderate-Conservative Subaccount Travelers Mercury Large Cap Core Subaccount
Travelers MFS(R) Mid Cap Growth Subaccount
Travelers MFS(R) Total Return Subaccount
Travelers MFS(R) Value Subaccount
Travelers Mondrian International Stock Subaccount
Travelers Pioneer Fund Subaccount
Travelers Pioneer Mid Cap Value Subaccount
Travelers Pioneer Strategic Income Subaccount
Travelers Quality Bond Subaccount
Travelers Strategic Equity Subaccount
Travelers Style Focus Series: Small Cap Growth Subaccount
Travelers Style Focus Series: Small Cap Value Subaccount
Travelers U.S. Government Securities Subaccount
Van Kampen LIT Comstock Subaccount (Class II)
Van Kampen LIT Enterprise Subaccount (Class II)
VIP Contrafund(R) Subaccount (Service Class 2)
VIP Dynamic Capital Appreciation Subaccount (Service Class 2)
VIP Mid Cap Subaccount (Service Class 2)

                      METLIFE OF CT SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF ASSETS AND LIABILITIES
                                December 31, 2006

                                             AIM V.I. Capital  AIM V.I. Mid Cap                    Alger American
                                               Appreciation      Core Equity        AIM V.I.     Leveraged All Cap
                                                Subaccount        Subaccount        Utilities        Subaccount
                                                (Series II)       (Series II)      Subaccount         (Class S)
                                              -------------     -------------    -------------     -------------
Assets:
  Investments at market value............     $   7,132,174     $   4,142,123    $   2,091,023     $   1,491,892
  Receivables:
    Dividends............................                --                --               --                --
    Other assets ........................                --                --               --                --
                                              -------------     -------------    -------------     -------------
      Total Assets ......................         7,132,174         4,142,123        2,091,023         1,491,892
                                              -------------     -------------    -------------     -------------
Liabilities:
  Payables:
    Insurance charges....................               667               400              217               149
    Administrative fees..................                58                34               17                12
  Due to MetLife Life and Annuity
    Company of Connecticut...............                --             4,957               --                --
                                              -------------     -------------    -------------     -------------
      Total Liabilities..................               725             5,391              234               161
                                              -------------     -------------    -------------     -------------
Net Assets:                                   $   7,131,449     $   4,136,732    $   2,090,789     $   1,491,731
                                              =============     =============    =============     =============

   The accompanying notes are an integral part of these financial statements.

                      METLIFE OF CT SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

               STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                                December 31, 2006

                                              American Funds    American Funds   American Funds    Credit Suisse
                                              Global Growth         Growth        Growth-Income    Trust Emerging
                                                Subaccount        Subaccount       Subaccount          Markets
                                                 (Class 2)         (Class 2)        (Class 2)        Subaccount
                                              -------------     -------------    -------------     -------------
Assets:
  Investments at market value............     $  11,775,260     $  32,385,463    $  30,167,522     $   5,574,218
  Receivables:
    Dividends ...........................                --                --               --                --
    Other assets ........................                --                --               --                --
                                              -------------     -------------    -------------     -------------
      Total Assets.......................        11,775,260        32,385,463       30,167,522         5,574,218
                                              -------------     -------------    -------------     -------------
Liabilities:
  Payables:
    Insurance charges....................             1,165             3,224            3,017               565
    Administrative fees..................                97               266              248                46
  Due to MetLife Life and Annuity
    Company of Connecticut...............                21             1,336               --             1,590
                                              -------------     -------------    -------------     -------------
      Total Liabilities..................             1,283             4,826            3,265             2,201
                                              -------------     -------------    -------------     -------------
Net Assets:                                   $  11,773,977     $  32,380,637    $  30,164,257     $   5,572,017
                                              =============     =============    =============     =============

   The accompanying notes are an integral part of these financial statements.

                      METLIFE OF CT SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

               STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                                December 31, 2006

  Credit Suisse     Dreyfus MidCap    Dreyfus Socially      Dreyfus VIF        Dreyfus VIF
  Trust Global          Stock        Responsible Growth    Appreciation    Developing Leaders
   Small Cap          Subaccount         Subaccount         Subaccount         Subaccount
   Subaccount      (Service Shares)   (Service Shares)   (Initial Shares)   (Initial Shares)
 -------------      -------------      -------------      -------------      -------------
 $   1,281,893      $   6,051,060      $     195,826      $   2,141,214      $   4,726,925

            --                 --                 --                 --                 --
            --                 --                 --                 --                 --
 -------------      -------------      -------------      -------------      -------------
     1,281,893          6,051,060            195,826          2,141,214          4,726,925
 -------------      -------------      -------------      -------------      -------------


           136                611                 19                208                468
            11                 50                  2                 18                 39

         1,590              2,385                 --                 --                 --
 -------------      -------------      -------------      -------------      -------------
         1,737              3,046                 21                226                507
 -------------      -------------      -------------      -------------      -------------
 $   1,280,156      $   6,048,014      $     195,805      $   2,140,988      $   4,726,418
 =============      =============      =============      =============      =============

   The accompanying notes are an integral part of these financial statements.

                      METLIFE OF CT SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

               STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                                December 31, 2006

                                                                DWS VIT RREEF
                                              DWS VIT Equity     Real Estate                        DWSI Capital
                                                500 Index         Securities        DWSI Bond          Growth
                                                Subaccount        Subaccount       Subaccount        Subaccount
                                                 (Class B)         (Class B)        (Class B)         (Class B)
                                              -------------     -------------    -------------     -------------
Assets:
  Investments at market value............     $   6,500,043     $   6,831,958    $     118,611     $   9,100,069
  Receivables:
    Dividends ...........................                --                --               --                --
    Other assets ........................                --                --               --                --
                                              -------------     -------------    -------------     -------------
      Total Assets.......................         6,500,043         6,831,958          118,611         9,100,069
                                              -------------     -------------    -------------     -------------
Liabilities:
  Payables:
    Insurance charges....................               701               686               12               894
    Administrative fees..................                53                56                1                75
  Due to MetLife Life and Annuity
    Company of Connecticut...............                --             3,180               --             1,590
                                              -------------     -------------    -------------     -------------
      Total Liabilities..................               754             3,922               13             2,559
                                              -------------     -------------    -------------     -------------
Net Assets:                                   $   6,499,289     $   6,828,036    $     118,598     $   9,097,510
                                              =============     =============    =============     =============

   The accompanying notes are an integral part of these financial statements.

                      METLIFE OF CT SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

               STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                                December 31, 2006

    DWSI Global        DWSI Growth           DWSI               DWSI
    Opportunities       & Income          Health Care       International     DWSII  Balanced      DWSII Blue
     Subaccount        Subaccount         Subaccount         Subaccount         Subaccount       Chip Subaccount
      (Class B)         (Class B)          (Class B)          (Class B)          (Class B)          (Class B)
   -------------      -------------      -------------      -------------      -------------      -------------
   $   3,472,919      $   5,211,763      $   1,984,648      $   4,913,823      $   3,193,186      $   5,162,050

              --                 --                 --                 --                 --                 --
              --                 --                 --                 --                 --                 --
   -------------      -------------      -------------      -------------      -------------      -------------
       3,472,919          5,211,763          1,984,648          4,913,823          3,193,186          5,162,050
   -------------      -------------      -------------      -------------      -------------      -------------


             351                542                204                484                335                531
              29                 43                 16                 40                 26                 42

              --                 --                 --                 --                 --                 --
   -------------      -------------      -------------      -------------      -------------      -------------
             380                585                220                524                361                573
   -------------      -------------      -------------      -------------      -------------      -------------
   $   3,472,539      $   5,211,178      $   1,984,428      $   4,913,299      $   3,192,825      $   5,161,477
   =============      =============      =============      =============      =============      =============

   The accompanying notes are an integral part of these financial statements.

                      METLIFE OF CT SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

               STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                                December 31, 2006

                                                  DWSII                                             DWSII Dreman
                                               Conservative       DWSII Core      DWSII Davis       High Return
                                                Allocation       Fixed Income     Venture Value       Equity
                                                Subaccount        Subaccount       Subaccount       Subaccount
                                                 (Class B)         (Class B)        (Class B)        (Class B)
                                              -------------     -------------    -------------     -------------
Assets:
  Investments at market value............     $   6,827,687     $   6,979,726    $  12,120,618     $  14,554,026
  Receivables:
    Dividends ...........................                --                --               --                --
    Other assets ........................                --                --               --                --
                                              -------------     -------------    -------------     -------------
      Total Assets.......................         6,827,687         6,979,726       12,120,618        14,554,026
                                              -------------     -------------    -------------     -------------
Liabilities:
  Payables:
    Insurance charges....................               680               706            1,165             1,476
    Administrative fees..................                56                57              100               120
  Due to MetLife Life and Annuity
    Company of Connecticut...............                --                --               --             1,590
                                              -------------     -------------    -------------     -------------
      Total Liabilities..................               736               763            1,265             3,186
                                              -------------     -------------    -------------     -------------
Net Assets:                                   $   6,826,951     $   6,978,963    $  12,119,353     $  14,550,840
                                              =============     =============    =============     =============

   The accompanying notes are an integral part of these financial statements.

                      METLIFE OF CT SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

               STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                                December 31, 2006

     DWSII Dreman                             DWSII                                                     DWSII
    Small Mid Cap       DWSII Global       Government &       DWSII Growth        DWSII High        International
         Value            Thematic       Agency Securities     Allocation           Income          Select Equity
      Subaccount         Subaccount         Subaccount         Subaccount         Subaccount         Subaccount
       (Class B)          (Class B)          (Class B)          (Class B)          (Class B)          (Class B)
    -------------      -------------      -------------      -------------      -------------      -------------
    $   9,923,987      $   3,734,210      $   3,014,465      $  13,089,941      $   5,309,179      $   8,025,107

               --                 --                 --                 --                 --                 --
               --                 --                 --                 --                 --                 --
    -------------      -------------      -------------      -------------      -------------      -------------
        9,923,987          3,734,210          3,014,465         13,089,941          5,309,179          8,025,107
    -------------      -------------      -------------      -------------      -------------      -------------


              994                383                301              1,350                515                806
               81                 31                 25                107                 44                 66

              795                 --                 --                 --                 --                 --
    -------------      -------------      -------------      -------------      -------------      -------------
            1,870                414                326              1,457                559                872
    -------------      -------------      -------------      -------------      -------------      -------------
    $   9,922,117      $   3,733,796      $   3,014,139      $  13,088,484      $   5,308,620      $   8,024,235
    =============      =============      =============      =============      =============      =============

    The accompanying notes are an integral part of thesefinancial statements.

                      METLIFE OF CT SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

               STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                                December 31, 2006

                                                  DWSII            DWSII            DWSII             DWSII
                                              Janus Growth       Large Cap         Mid Cap           Moderate
                                                & Income           Value           Growth           Allocation
                                               Subaccount        Subaccount       Subaccount        Subaccount
                                                (Class B)         (Class B)        (Class B)         (Class B)
                                              -------------     -------------    -------------     -------------
Assets:
  Investments at market value............     $   2,353,209     $   4,424,938    $     987,091     $  16,085,440
  Receivables:
    Dividends ...........................                --                --               --                --
    Other assets ........................                --                --               --                --
                                              -------------     -------------    -------------     -------------
      Total Assets.......................         2,353,209         4,424,938          987,091        16,085,440
                                              -------------     -------------    -------------     -------------
Liabilities:
  Payables:
    Insurance charges....................               235               443               98             1,649
    Administrative fees..................                19                36                8               132
  Due to MetLife Life and Annuity
    Company of Connecticut...............                --                --               --                --
                                              -------------     -------------    -------------     -------------
      Total Liabilities..................               254               479              106             1,781
                                              -------------     -------------    -------------     -------------
Net Assets:                                   $   2,352,955     $   4,424,459    $     986,985     $  16,083,659
                                              =============     =============    =============     =============

   The accompanying notes are an integral part of these financial statements.

                      METLIFE OF CT SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

               STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                                December 31, 2006

                        DWSII                                                 DWSII Turner     FTVIPT Franklin
  DWSII Money         Small Cap       DWSII Strategic         DWSII             Mid Cap        Rising Dividends
     Market             Growth             Income           Technology           Growth           Securities
   Subaccount         Subaccount         Subaccount         Subaccount         Subaccount         Subaccount
    (Class B)          (Class B)          (Class B)          (Class B)          (Class B)          (Class 2)
 -------------      -------------      -------------      -------------      -------------      -------------
 $   6,634,816      $   3,738,687      $   3,569,281      $   1,369,067      $   2,214,999      $  15,930,354

        12,391                 --                 --                 --                 --                 --
            --                 --                 --                 --                 --                 --
 -------------      -------------      -------------      -------------      -------------      -------------
     6,647,207          3,738,687          3,569,281          1,369,067          2,214,999         15,930,354
 -------------      -------------      -------------      -------------      -------------      -------------


           579                364                367                139                230              1,522
            55                 31                 29                 11                 18                131

            --                795                 --                 --              2,385              1,845
 -------------      -------------      -------------      -------------      -------------      -------------
           634              1,190                396                150              2,633              3,498
 -------------      -------------      -------------      -------------      -------------      -------------
 $   6,646,573      $   3,737,497      $   3,568,885      $   1,368,917      $   2,212,366      $  15,926,856
 =============      =============      =============      =============      =============      =============

   The accompanying notes are an integral part of these financial statements.

                      METLIFE OF CT SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

               STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                                December 31, 2006

                                                                                     FTVIPT
                                             FTVIPT Franklin   FTVIPT Templeton     Templeton       Janus Aspen
                                               Small-Mid Cap  Developing Markets    Foreign         Global Life
                                            Growth Securities     Securities       Securities         Sciences
                                                Subaccount        Subaccount       Subaccount        Subaccount
                                                 (Class 2)         (Class 2)        (Class 2)     (Service Shares)
                                              -------------     -------------    -------------     -------------
Assets:
  Investments at market value............     $   6,843,664     $   8,294,150    $  14,167,499     $     678,272
  Receivables:
    Dividends ...........................                --                --               --                --
    Other assets ........................                --                --               --                --
                                              -------------     -------------    -------------     -------------
      Total Assets.......................         6,843,664         8,294,150       14,167,499           678,272
                                              -------------     -------------    -------------     -------------
Liabilities:
  Payables:
    Insurance charges....................               657               840            1,399                70
    Administrative fees..................                56                68              117                 6
  Due to MetLife Life and Annuity
    Company of Connecticut...............                --                37               32                --
                                              -------------     -------------    -------------     -------------
      Total Liabilities..................               713               945            1,548                76
                                              -------------     -------------    -------------     -------------
Net Assets:                                   $   6,842,951     $   8,293,205    $  14,165,951     $     678,196
                                              =============     =============    =============     =============

   The accompanying notes are an integral part of these financial statements.

                      METLIFE OF CT SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

               STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                                December 31, 2006

   Janus Aspen       Janus Aspen                                                                    LMPVPI
     Global           Worldwide            LMPVPI             LMPVPI             LMPVPI            Large Cap
   Technology           Growth             All Cap            All Cap           Investors           Growth
   Subaccount         Subaccount         Subaccount         Subaccount         Subaccount         Subaccount
(Service Shares)   (Service Shares)       (Class I)         (Class II)          (Class I)          (Class I)
 -------------      -------------      -------------      -------------      -------------      -------------
 $     876,455      $     435,833      $   4,177,097      $     464,795      $   2,606,975      $   2,458,096

            --                 --                 --                 --                 --                 --
            --                 --                 --                 --                 --                 --
 -------------      -------------      -------------      -------------      -------------      -------------
       876,455            435,833          4,177,097            464,795          2,606,975          2,458,096
 -------------      -------------      -------------      -------------      -------------      -------------


            89                 44                407                 43                254                233
             7                  3                 34                  4                 21                 20

            21                 --                 --                 --                 --                 --
 -------------      -------------      -------------      -------------      -------------      -------------
           117                 47                441                 47                275                253
 -------------      -------------      -------------      -------------      -------------      -------------
 $     876,338      $     435,786      $   4,176,656      $     464,748      $   2,606,700      $   2,457,843
 =============      =============      =============      =============      =============      =============

   The accompanying notes are an integral part of these financial statements.

                      METLIFE OF CT SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

               STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                                December 31, 2006

                                                  LMPVPI                             LMPVPII           LMPVPII
                                                Small Cap           LMPVPI         Aggressive        Aggressive
                                                  Growth         Total Return        Growth            Growth
                                                Subaccount        Subaccount       Subaccount        Subaccount
                                                 (Class I)        (Class II)        (Class I)        (Class II)
                                              -------------     -------------    -------------     -------------
Assets:
  Investments at market value............     $   4,787,324     $   5,559,375    $   5,772,617     $   9,731,655
  Receivables:
    Dividends ...........................                --                --               --                --
    Other assets ........................                --                --               --                --
                                              -------------     -------------    -------------     -------------
      Total Assets.......................         4,787,324         5,559,375        5,772,617         9,731,655
                                              -------------     -------------    -------------     -------------
Liabilities:
  Payables:
    Insurance charges....................               475               533              560               952
    Administrative fees..................                40                46               48                80
  Due to MetLife Life and Annuity
    Company of Connecticut...............                --                --              848                --
                                              -------------     -------------    -------------     -------------
      Total Liabilities..................               515               579            1,456             1,032
                                              -------------     -------------    -------------     -------------
Net Assets:                                   $   4,786,809     $   5,558,796    $   5,771,161     $   9,730,623
                                              =============     =============    =============     =============

   The accompanying notes are an integral part of these financial statements.

                      METLIFE OF CT SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

               STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                                December 31, 2006


                       LMPVPII                              LMPVPIII          Lord Abbett        Lord Abbett
   LMPVPII             Growth            LMPVPIII            Social             Growth             Mid-Cap
 Equity Index        and Income         Adjustable         Awareness          and Income            Value
  Subaccount         Subaccount         Rate Income          Stock            Subaccount         Subaccount
  (Class II)          (Class I)         Subaccount         Subaccount         (Class VC)         (Class VC)
-------------      -------------      -------------      -------------      -------------      -------------
$   9,015,928      $   1,641,196      $   2,291,303      $     951,480      $   8,597,976      $   9,350,651

           --                 --                 --                 --                 --                 --
           --                 --                 --                 --                 --                 --
-------------      -------------      -------------      -------------      -------------      -------------
    9,015,928          1,641,196          2,291,303            951,480          8,597,976          9,350,651
-------------      -------------      -------------      -------------      -------------      -------------


          888                162                240                 81                861                929
           74                 14                 19                  8                 71                 77

           --                 --                 27                 --                 90                 37
-------------      -------------      -------------      -------------      -------------      -------------
          962                176                286                 89              1,022              1,043
-------------      -------------      -------------      -------------      -------------      -------------
$   9,014,966      $   1,641,020      $   2,291,017      $     951,391      $   8,596,954      $   9,349,608
=============      =============      =============      =============      =============      =============

   The accompanying notes are an integral part of these financial statements.

                      METLIFE OF CT SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

               STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                                December 31, 2006

                                                   MIST                          MIST BlackRock      MIST Dreman
                                               Batterymarch     MIST BlackRock      Large-Cap         Small-Cap
                                               Mid-Cap Stock      High Yield          Core              Value
                                                Subaccount        Subaccount       Subaccount        Subaccount
                                                 (Class A)         (Class A)        (Class A)         (Class A)
                                              -------------     -------------    -------------     -------------
Assets:
  Investments at market value............     $   2,909,797     $   3,167,534    $   5,006,389     $     156,190
  Receivables:
    Dividends ...........................                --                --               --                --
    Other assets ........................                --                --               --                --
                                              -------------     -------------    -------------     -------------
      Total Assets.......................         2,909,797         3,167,534        5,006,389           156,190
                                              -------------     -------------    -------------     -------------
Liabilities:
  Payables:
    Insurance charges....................               276               312              518                16
    Administrative fees..................                24                26               41                 2
  Due to MetLife Life and Annuity
    Company of Connecticut...............                --                53              --                --
                                              -------------     -------------    -------------     -------------
      Total Liabilities..................               300               391              559                18
                                              -------------     -------------    -------------     -------------
Net Assets:                                   $   2,909,497     $   3,167,143    $   5,005,830     $     156,172
                                              =============     =============    =============     =============

   The accompanying notes are an integral part of these financial statements.

                      METLIFE OF CT SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

               STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                                December 31, 2006

                                                                                  MIST
   MIST Harris        MIST Janus                               MIST            Lord Abbett           MIST
    Oakmark            Capital         MIST Legg Mason      Lord Abbett          Growth           Lord Abbett
  International      Appreciation     Partners Managed    Bond Debenture       and Income        Mid-Cap Value
   Subaccount         Subaccount      Assets Subaccount     Subaccount         Subaccount         Subaccount
    (Class A)          (Class A)          (Class A)          (Class A)          (Class B)          (Class B)
 -------------      -------------      -------------      -------------      -------------      -------------
 $   3,430,377      $   4,533,161      $   2,511,615      $   3,953,248      $   6,422,647      $     145,014

            --                 --                 --                 --                 --                 --
            --                 --                 --                 --                 --                 --
 -------------      -------------      -------------      -------------      -------------      -------------
     3,430,377          4,533,161          2,511,615          3,953,248          6,422,647            145,014
 -------------      -------------      -------------      -------------      -------------      -------------


           334                452                251                393                557                 16
            28                 38                 21                 33                 53                  1

            --                 --                 --                 --                 16                 --
 -------------      -------------      -------------      -------------      -------------      -------------
           362                490                272                426                626                 17
 -------------      -------------      -------------      -------------      -------------      -------------
 $   3,430,015      $   4,532,671      $   2,511,343      $   3,952,822      $   6,422,021      $     144,997
 =============      =============      =============      =============      =============      =============

   The accompanying notes are an integral part of these financial statements.

                      METLIFE OF CT SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                                December 31, 2006

                                               MIST Met/AIM      MIST Met/AIM                      MIST Neuberger
                                                 Capital           Small Cap       MIST MFS(R)        Berman
                                               Appreciation         Growth            Value         Real Estate
                                                Subaccount        Subaccount       Subaccount        Subaccount
                                                 (Class A)         (Class A)        (Class A)        (Class A)
                                              -------------     -------------    -------------     -------------
Assets:
  Investments at market value............     $   1,206,928     $     117,356    $   3,800,808     $   9,607,648
  Receivables:
    Dividends ...........................                --                --               --                --
    Other assets.........................                --                --               --                --
                                              -------------     -------------    -------------     -------------
      Total Assets.......................         1,206,928           117,356        3,800,808         9,607,648
                                              -------------     -------------    -------------     -------------
Liabilities:
  Payables:
    Insurance charges....................               118                11              377               934
    Administrative fees..................                10                 1               31                79
  Due to MetLife Life and Annuity
    Company of Connecticut...............                --                --               --                --
                                              -------------     -------------    -------------     -------------
      Total Liabilities..................               128                12              408             1,013
                                              -------------     -------------    -------------     -------------
Net Assets:                                   $   1,206,800     $     117,344    $   3,800,400     $   9,606,635
                                              =============     =============    =============     =============

   The accompanying notes are an integral part of these financial statements.

                      METLIFE OF CT SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

               STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                                December 31, 2006

       MIST                                                                        MIST               MSF
    Oppenheimer                                             MIST Pioneer       Third Avenue         BlackRock
     Capital          MIST Pioneer       MIST Pioneer        Strategic           Small Cap         Aggressive
   Appreciation           Fund          Mid-Cap Value          Income              Value             Growth
    Subaccount         Subaccount         Subaccount         Subaccount         Subaccount         Subaccount
     (Class B)          (Class A)          (Class A)          (Class A)          (Class B)          (Class D)
  -------------      -------------      -------------      -------------      -------------      -------------
  $   6,760,448      $     787,455      $      93,100      $   6,233,493      $   8,232,637      $   3,869,893

             --                 --                 --                 --                 --                 --
             --                 --                 --                 --                 --                 --
  -------------      -------------      -------------      -------------      -------------      -------------
      6,760,448            787,455             93,100          6,233,493          8,232,637          3,869,893
  -------------      -------------      -------------      -------------      -------------      -------------


            609                 81                  8                639                846                375
             56                  6                 --                 51                 67                 32

          2,477                 --                 --                 --                 32                 --
  -------------      -------------      -------------      -------------      -------------      -------------
          3,142                 87                  8                690                945                407
  -------------      -------------      -------------      -------------      -------------      -------------
  $   6,757,306      $     787,368      $      93,092      $   6,232,803      $   8,231,692      $   3,869,486
  =============      =============      =============      =============      =============      =============

   The accompanying notes are an integral part of these financial statements.

                      METLIFE OF CT SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

               STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                                December 31, 2006

                                               MSF BlackRock    MSF BlackRock        MSF FI            MSF FI
                                                Bond Income      Money Market      Large Cap        Value Leaders
                                                Subaccount        Subaccount       Subaccount        Subaccount
                                                 (Class A)         (Class A)        (Class A)         (Class D)
                                              -------------     -------------    -------------     -------------
Assets:
  Investments at market value............     $   6,054,829     $  22,074,219    $   3,366,217     $   5,260,049
  Receivables:
    Dividends ...........................                --                --               --                --
    Other assets ........................                --                --               --                --
                                              -------------     -------------    -------------     -------------
      Total Assets.......................         6,054,829        22,074,219        3,366,217         5,260,049
                                              -------------     -------------    -------------     -------------
Liabilities:
  Payables:
    Insurance charges....................               570             2,137              318               523
    Administrative fees..................                50               182               28                43
  Due to MetLife Life and Annuity
    Company of Connecticut...............               --                --                31                31
                                              -------------     -------------    -------------     -------------
      Total Liabilities..................               620             2,319              377               597
                                              -------------     -------------    -------------     -------------
Net Assets:                                   $   6,054,209     $  22,071,900    $   3,365,840     $   5,259,452
                                              =============     =============    =============     =============

   The accompanying notes are an integral part of these financial statements.

                      METLIFE OF CT SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

               STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                                December 31, 2006

                                         MSF MetLife                          MSF MetLife
  MSF MetLife        MSF MetLife        Conservative       MSF MetLife         Moderate
   Aggressive        Conservative        to Moderate         Moderate        to Aggressive        MSF MFS(R)
   Allocation         Allocation         Allocation         Allocation         Allocation        Total Return
   Subaccount         Subaccount         Subaccount         Subaccount         Subaccount         Subaccount
    (Class B)          (Class B)          (Class B)          (Class B)         (Class B)          (Class B)
 -------------      -------------      -------------      -------------      -------------      -------------
 $   1,496,177      $     299,332      $     266,538      $   2,754,387      $   4,611,489      $   3,969,290

            --                 --                 --                 --                 --                 --
            --                 --                 --                 --                 --                 --
 -------------      -------------      -------------      -------------      -------------      -------------
     1,496,177            299,332            266,538          2,754,387          4,611,489          3,969,290
 -------------      -------------      -------------      -------------      -------------      -------------


           152                 30                 23                293                484                398
            12                  2                  2                 23                 38                 33

            --                 --                 --                 --                 --                 --
 -------------      -------------      -------------      -------------      -------------      -------------
           164                 32                 25                316                522                431
 -------------      -------------      -------------      -------------      -------------      -------------
 $   1,496,013      $     299,300      $     266,513      $   2,754,071      $   4,610,967      $   3,968,859
 =============      =============      =============      =============      =============      =============

   The accompanying notes are an integral part of these financial statements.

                      METLIFE OF CT SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

               STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                                December 31, 2006

                                                                                                    MSF Western
                                                               MSF Oppenheimer    MSF T. Rowe    Asset Management
                                              MSF MFS(R)        Global Equity   Price Large Cap     High Yield
                                             Total Return        Subaccount    Growth Subaccount  Bond Subaccount
                                         Subaccount (Class F)     (Class B)        (Class B)         (Class A)
                                          ------------------   -------------    -------------     -------------
Assets:
  Investments at market value............     $  23,415,214     $  27,910,785    $   1,794,704     $   3,074,325
  Receivables:
    Dividends ...........................                --                --               --                --
    Other assets ........................                --                --               --                --
                                              -------------     -------------    -------------     -------------
      Total Assets.......................        23,415,214        27,910,785        1,794,704         3,074,325
                                              -------------     -------------    -------------     -------------
Liabilities:
  Payables:
    Insurance charges....................             2,311             2,590              170               304
    Administrative fees..................               192               229               15                25
  Due to MetLife Life and Annuity
    Company of Connecticut...............                42             4,957               --                --
                                              -------------     -------------    -------------     -------------
      Total Liabilities..................             2,545             7,776              185               329
                                              -------------     -------------    -------------     -------------
Net Assets:                                   $  23,412,669     $  27,903,009    $   1,794,519     $   3,073,996
                                              =============     =============    =============     =============

   The accompanying notes are an integral part of these financial statements.

                      METLIFE OF CT SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

               STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                                December 31, 2006

 MSF Western Asset
  Management U.S.       PIMCO VIT             PIMCO VIT        Pioneer America                       Pioneer Emerging
    Government        Real Return           Total Return         Income VCT    Pioneer Cullen Value     Markets VCT
    Subaccount         Subaccount            Subaccount          Subaccount       VCT Subaccount        Subaccount
     (Class A)   (Administrative Class) (Administrative Class)   (Class II)         (Class II)          (Class II)
  -------------      -------------          -------------       -------------      -------------       -------------
  $   2,145,363      $   5,904,427         $  12,782,980        $   7,758,429      $   5,564,718      $  11,216,075

             --                 --                    --                   --                 --                 --
             --                 --                    --                   --                 --                 --
  -------------      -------------         -------------        -------------      -------------      -------------
      2,145,363          5,904,427            12,782,980            7,758,429          5,564,718         11,216,075
  -------------      -------------         -------------        -------------      -------------      -------------


            191                579                 1,252                  718                537              1,070
             18                 49                   105                   64                 46                 92

             --              1,160                    --                   --              6,432              4,957
  -------------      -------------         -------------        -------------      -------------      -------------
            209              1,788                 1,357                  782              7,015              6,119
  -------------      -------------         -------------        -------------      -------------      -------------
  $   2,145,154      $   5,902,639         $  12,781,623        $   7,757,647      $   5,557,703      $  11,209,956
  =============      =============         =============        =============      =============      =============

   The accompanying notes are an integral part of these financial statements.

                      METLIFE OF CT SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

               STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                                December 31, 2006

                                              Pioneer Equity   Pioneer Equity       Pioneer        Pioneer Global
                                                Income VCT     Opportunity VCT      Fund VCT       High Yield VCT
                                                Subaccount       Subaccount        Subaccount        Subaccount
                                                (Class II)       (Class II)        (Class II)        (Class II)
                                              -------------     -------------    -------------     -------------
Assets:
  Investments at market value............     $  16,414,626     $     174,842    $  15,315,420     $   4,454,994
  Receivables:
    Dividends ...........................                --                --               --                --
    Other assets ........................                --                --               --                --
                                              -------------     -------------    -------------     -------------
      Total Assets.......................        16,414,626           174,842       15,315,420         4,454,994
                                              -------------     -------------    -------------     -------------
Liabilities:
  Payables:
    Insurance charges....................             1,539                16            1,446               449
    Administrative fees..................               135                 2              126                37
  Due to MetLife Life and Annuity
    Company of Connecticut...............                --                --               --             1,107
                                              -------------     -------------    -------------     -------------
      Total Liabilities..................             1,674                18            1,572             1,593
                                              -------------     -------------    -------------     -------------
Net Assets:                                   $  16,412,952     $     174,824    $  15,313,848     $   4,453,401
                                              =============     =============    =============     =============

   The accompanying notes are an integral part of these financial statements.

                      METLIFE OF CT SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

               STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                                December 31, 2006

                                                                                                        Pioneer
  Pioneer Growth      Pioneer High     Pioneer Ibbotson     Pioneer Ibbotson     Pioneer Ibbotson    International
    Shares VCT          Yield VCT    Aggressive Allocation  Growth Allocation   Moderate Allocation     Value VCT
    Subaccount         Subaccount       VCT Subaccount       VCT Subaccount       VCT Subaccount       Subaccount
    (Class II)         (Class II)         (Class II)           (Class II)           (Class II)         (Class II)
  -------------      -------------      -------------        -------------        -------------      -------------
  $   4,236,950      $  23,704,599      $   4,301,623        $  61,904,925        $  43,990,319      $   6,535,840

             --                 --                 --                   --                   --                 --
             --                 --                 --                   --                   --                 --
  -------------      -------------      -------------        -------------        -------------      -------------
      4,236,950         23,704,599          4,301,623           61,904,925           43,990,319          6,535,840
  -------------      -------------      -------------        -------------        -------------      -------------


            392              2,219                465                6,947                4,431                635
             35                195                 35                  507                  360                 54

             --                 --                 --              212,961              160,667                738
  -------------      -------------      -------------        -------------        -------------      -------------
            427              2,414                500              220,415              165,458              1,427
  -------------      -------------      -------------        -------------        -------------      -------------
  $   4,236,523      $  23,702,185      $   4,301,123        $  61,684,510        $  43,824,861      $   6,534,413
  =============      =============      =============        =============        =============      =============

   The accompanying notes are an integral part of these financial statements.

                      METLIFE OF CT SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

               STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                                December 31, 2006

                                                               Pioneer Oak Ridge  Pioneer Real     Pioneer Small
                                             Pioneer Mid Cap       Large Cap      Estate Shares     and Mid Cap
                                                 Value VCT        Growth VCT           VCT           Growth VCT
                                                Subaccount        Subaccount       Subaccount        Subaccount
                                                (Class II)        (Class II)       (Class II)        (Class II)
                                              -------------     -------------    -------------     -------------
Assets:
  Investments at market value............     $  12,610,218     $   5,114,469    $  12,054,442     $   1,445,918
  Receivables:
    Dividends ...........................                --                --               --                --
    Other assets ........................                --                --               --                --
                                              -------------     -------------    -------------     -------------
      Total Assets.......................        12,610,218         5,114,469       12,054,442         1,445,918
                                              -------------     -------------    -------------     -------------
Liabilities:
  Payables:
    Insurance charges....................             1,205               499            1,124               136
    Administrative fees..................               104                42               99                12
  Due to MetLife Life and Annuity
    Company of Connecticut...............                --                --            2,847                --
                                              -------------     -------------    -------------     -------------
      Total Liabilities..................             1,309               541            4,070               148
                                              -------------     -------------    -------------     -------------
Net Assets:                                   $  12,608,909     $   5,113,928    $  12,050,372     $   1,445,770
                                              =============     =============    =============     =============

   The accompanying notes are an integral part of these financial statements.

                      METLIFE OF CT SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

               STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                                December 31, 2006

                                                             Putnam VT
    Pioneer        Pioneer Strategic       Pioneer         International       Putnam VT          Van Kampen
Small Cap Value       Income VCT          Value VCT           Equity         Small Cap Value     LIT Comstock
 VCT Subaccount       Subaccount         Subaccount         Subaccount         Subaccount         Subaccount
  (Class II)          (Class II)         (Class II)         (Class IB)         (Class IB)         (Class II)
 -------------      -------------      -------------      -------------      -------------      -------------
 $   9,033,008      $  16,829,329      $   7,301,649      $     349,406      $   8,583,873      $   7,724,821

            --                 --                 --                 --                 --                 --
            --                 --                 --                 --                 --                 --
 -------------      -------------      -------------      -------------      -------------      -------------
     9,033,008         16,829,329          7,301,649            349,406          8,583,873          7,724,821
 -------------      -------------      -------------      -------------      -------------      -------------


           844              1,602                685                 36                832                773
            74                138                 60                  3                 71                 63

            --                 --                 --                 --                 --                 --
 -------------      -------------      -------------      -------------      -------------      -------------
           918              1,740                745                 39                903                836
 -------------      -------------      -------------      -------------      -------------      -------------
 $   9,032,090      $  16,827,589      $   7,300,904      $     349,367      $   8,582,970      $   7,723,985
 =============      =============      =============      =============      =============      =============

   The accompanying notes are an integral part of these financial statements.

                      METLIFE OF CT SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

               STATEMENT OF ASSETS AND LIABILITIES -- (Concluded)
                                December 31, 2006

                                                                                     VIP Dynamic
                                              Van Kampen LIT                          Capital
                                                Enterprise     VIP Contrafund(R)    Appreciation        VIP Mid Cap
                                                Subaccount        Subaccount         Subaccount         Subaccount
                                                (Class II)     (Service Class 2)  (Service Class 2)  (Service Class 2)
                                              -------------     -------------      -------------      -------------
Assets:
  Investments at market value............     $      93,501     $  12,146,105      $     579,814      $  16,459,933
  Receivables:
    Dividends ...........................                --                --                 --                 --
    Other assets ........................                --                --                 --                 --
                                              -------------     -------------      -------------      -------------
      Total Assets.......................            93,501        12,146,105            579,814         16,459,933
                                              -------------     -------------      -------------      -------------
Liabilities:
  Payables:
    Insurance charges....................                 9             1,198                 55              1,599
    Administrative fees..................                 1               100                  5                135
  Due to MetLife Life and Annuity
    Company of Connecticut...............                --                --                 --              1,060
                                              -------------     -------------      -------------      -------------
      Total Liabilities..................                10             1,298                 60              2,794
                                              -------------     -------------      -------------      -------------
Net Assets:                                   $      93,491     $  12,144,807      $     579,754      $  16,457,139
                                              =============     =============      =============      =============

   The accompanying notes are an integral part of these financial statements.

                      (This page intentionally left blank.)


The accompanying notes are an integral part of these financial statements.

                      METLIFE OF CT SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                             STATEMENT OF OPERATIONS
                      For the year ended December 31, 2006

                                                 AIM V.I.          AIM V.I.
                                                  Capital          Mid Cap                         Alger American
                                               Appreciation      Core Equity        AIM V.I.          Balanced
                                                Subaccount        Subaccount       Utilities         Subaccount
                                                (Series II)       (Series II)      Subaccount         (Class S)
                                              -------------     -------------    -------------     -------------
Investment Income:
  Dividends..............................     $          --     $      28,412    $      65,711     $          --
                                              -------------     -------------    -------------     -------------
Expenses:
  Insurance charges......................           112,949            72,886           33,743            21,509
  Administrative fees....................             9,956             6,202            2,681             1,757
                                              -------------     -------------    -------------     -------------
    Total expenses ......................           122,905            79,088           36,424            23,266
                                              -------------     -------------    -------------     -------------
      Net investment income (loss).......          (122,905)          (50,676)          29,287           (23,266)
                                              -------------     -------------    -------------     -------------
Realized Gain (Loss) and Unrealized
  Gain (Loss) on Investments:
    Realized gain distribution...........                --           405,683           40,570                --
    Realized gain (loss) on sale of
      investments .......................           110,409            90,458           35,300           398,699
                                              -------------     -------------    -------------     -------------
      Realized gain (loss) ..............           110,409           496,141           75,870           398,699
                                              -------------     -------------    -------------     -------------
    Change in unrealized gain (loss)
      on investments ....................           315,595          (106,898)         275,283          (360,214)
                                              -------------     -------------    -------------     -------------
  Net increase (decrease) in net assets
    resulting from operations............     $     303,099     $     338,567    $     380,440     $      15,219
                                              =============     =============    =============     =============

   The accompanying notes are an integral part of these financial statements.

                      METLIFE OF CT SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                      STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

 Alger American    AllianceBernstein   American Funds     American Funds     American Funds
Leveraged All Cap  Large-Cap Growth     Global Growth         Growth          Growth-Income        Capital
  Subaccount          Subaccount         Subaccount         Subaccount         Subaccount        Appreciation
   (Class S)           (Class B)          (Class 2)          (Class 2)          (Class 2)         Subaccount
 -------------      -------------      -------------      -------------      -------------      -------------
$           --      $          --      $      93,251      $     248,427      $     445,485      $          --
 -------------      -------------      -------------      -------------      -------------      -------------

        29,623              8,937            194,751            561,733            520,624             30,517
         2,547                783             16,168             46,120             42,704              2,463
 -------------      -------------      -------------      -------------      -------------      -------------
        32,170              9,720            210,919            607,853            563,328             32,980
 -------------      -------------      -------------      -------------      -------------      -------------
       (32,170)            (9,720)          (117,668)          (359,426)          (117,843)           (32,980)
 -------------      -------------      -------------      -------------      -------------      -------------


            --                 --                 --            191,204            680,895            177,766

       277,897            321,821            286,270            566,394            281,257            535,841
 -------------      -------------      -------------      -------------      -------------      -------------
       277,897            321,821            286,270            757,598            962,152            713,607
 -------------      -------------      -------------      -------------      -------------      -------------

        41,453           (321,928)         1,640,701          1,990,311          2,653,802           (746,510)
 -------------      -------------      -------------      -------------      -------------      -------------

 $     287,180      $      (9,827)     $   1,809,303      $   2,388,483      $   3,498,111      $     (65,883)
 =============      =============      =============      =============      =============      =============

   The accompanying notes are an integral part of these financial statements.

                      METLIFE OF CT SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

                                                                                         Delaware          Dreyfus
                                            Credit Suisse Trust Credit Suisse Trust      VIP REIT        MidCap Stock
                                             Emerging Markets    Global Small Cap       Subaccount        Subaccount
                                                Subaccount          Subaccount       (Standard Class)  (Service Shares)
                                              -------------       -------------       -------------     -------------
Investment Income:
  Dividends ............................      $      26,813       $          --       $     162,662     $      10,947
                                              -------------       -------------       -------------     -------------
Expenses:
  Insurance charges ....................             88,170              22,045              47,863           113,019
  Administrative fees ..................              7,083               1,678               4,022             9,175
                                              -------------       -------------       -------------     -------------
    Total expenses .....................             95,253              23,723              51,885           122,194
                                              -------------       -------------       -------------     -------------
      Net investment income (loss) .....            (68,440)            (23,723)            110,777          (111,247)
                                              -------------       -------------       -------------     -------------
Realized Gain (Loss) and Unrealized
  Gain (Loss) on Investments:
    Realized gain distribution .........             65,855                  --             542,343           986,815
    Realized gain (loss) on sale of
      investments ......................            190,386              19,132             825,226            39,178
                                              -------------       -------------       -------------     -------------
      Realized gain (loss) .............            256,241              19,132           1,367,569         1,025,993
                                              -------------       -------------       -------------     -------------
    Change in unrealized gain (loss)
      on investments ...................          1,041,318              91,066            (862,499)         (588,505)
                                              -------------       -------------       -------------     -------------
  Net increase (decrease) in net assets
    resulting from operations ..........      $   1,229,119       $      86,475       $     615,847     $     326,241
                                              =============       =============       =============     =============

   The accompanying notes are an integral part of these financial statements.

                      METLIFE OF CT SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

 Dreyfus Socially      Dreyfus VIF       Dreyfus VIF       DWS VIT Equity 500       DWS VIT RREEF
Responsible Growth    Appreciation    Developing Leaders          Index        Real Estate Securities    DWSI Bond
    Subaccount         Subaccount         Subaccount           Subaccount            Subaccount         Subaccount
 (Service Shares)   (Initial Shares)    (Initial Shares)        (Class B)             (Class B)          (Class B)
  -------------      -------------      -------------        -------------         -------------      -------------
  $          --      $      29,982      $      20,700        $      50,774         $          --      $       2,732
  -------------      -------------      -------------        -------------         -------------      -------------

          3,267             35,079             92,732              123,849               114,434              1,817
            275              2,972              7,619                9,495                 9,313                144
  -------------      -------------      -------------        -------------         -------------      -------------
          3,542             38,051            100,351              133,344               123,747              1,961
  -------------      -------------      -------------        -------------         -------------      -------------
         (3,542)            (8,069)           (79,651)             (82,570)             (123,747)               771
  -------------      -------------      -------------        -------------         -------------      -------------


             --                 --            428,068                   --               105,003                 97

            555             23,408             46,789               40,027               251,768                279
  -------------      -------------      -------------        -------------         -------------      -------------
            555             23,408            474,857               40,027               356,771                376
  -------------      -------------      -------------        -------------         -------------      -------------

         15,665            253,927           (335,561)             791,831             1,611,427              1,775
  -------------      -------------      -------------        -------------         -------------      -------------

  $      12,678      $     269,266      $      59,645        $     749,288         $   1,844,451      $       2,922
  =============      =============      =============        =============         =============      =============

   The accompanying notes are an integral part of these financial statements.

                      METLIFE OF CT SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

                                               DWSI Capital       DWSI Global     DWSI Growth &         DWSI
                                                  Growth        Opportunities        Income         Health Care
                                                Subaccount        Subaccount       Subaccount        Subaccount
                                                 (Class B)         (Class B)        (Class B)         (Class B)
                                              -------------     -------------    -------------     -------------
Investment Income:
  Dividends ............................      $      13,622     $      29,112    $      22,560     $         --
                                              -------------     -------------    -------------     -------------
Expenses:
  Insurance charges ....................            115,930            60,532           71,797            40,521
  Administrative fees ..................              9,776             4,925            5,650             3,267
                                              -------------     -------------    -------------     -------------
    Total expenses .....................            125,706            65,457           77,447            43,788
                                              -------------     -------------    -------------     -------------
      Net investment income (loss) .....           (112,084)          (36,345)         (54,887)          (43,788)
                                              -------------     -------------    -------------     -------------
Realized Gain (Loss) and Unrealized
  Gain (Loss) on Investments:
    Realized gain distribution .........                 --                --               --             7,764
    Realized gain (loss) on sale of
      investments ......................            209,827           208,471           90,529            87,595
                                              -------------     -------------    -------------     -------------
      Realized gain (loss) .............            209,827           208,471           90,529            95,359
                                              -------------     -------------    -------------     -------------
    Change in unrealized gain (loss)
      on investments ...................            201,704           406,151          364,500            25,422
                                              -------------     -------------    -------------     -------------
  Net increase (decrease) in net assets
    resulting from operations ..........      $     299,447     $     578,277    $     400,142     $      76,993
                                              =============     =============    =============     =============

   The accompanying notes are an integral part of these financial statements.

                      METLIFE OF CT SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

                                                                                                    DWSII
      DWSI           DWSII Dreman       DWSII All Cap          DWSII             DWSII           Conservative
  International   Financial Services       Growth            Balanced          Blue Chip          Allocation
   Subaccount         Subaccount         Subaccount         Subaccount         Subaccount         Subaccount
    (Class B)          (Class B)          (Class B)          (Class B)          (Class B)          (Class B)
 -------------      -------------      -------------      -------------      -------------      -------------
 $      49,838      $      54,107      $          --      $      85,091      $      22,895      $      66,425
 -------------      -------------      -------------      -------------      -------------      -------------

        61,219             23,761              9,288             76,908             95,963            107,190
         5,068              1,933                782              5,814              7,835              8,762
 -------------      -------------      -------------      -------------      -------------      -------------
        66,287             25,694             10,070             82,722            103,798            115,952
 -------------      -------------      -------------      -------------      -------------      -------------
       (16,449)            28,413            (10,070)             2,369            (80,903)           (49,527)
 -------------      -------------      -------------      -------------      -------------      -------------


            --            345,963            189,689                 --            246,168             29,517

       166,430           (174,390)           (28,634)           106,145            444,880             72,867
 -------------      -------------      -------------      -------------      -------------      -------------
       166,430            171,573            161,055            106,145            691,048            102,384
 -------------      -------------      -------------      -------------      -------------      -------------

       561,713           (122,320)           (97,131)           170,054            117,792            361,117
 -------------      -------------      -------------      -------------      -------------      -------------

 $     711,694      $      77,666      $      53,854     $      278,568     $      727,937      $     413,974
 =============      =============      =============      =============      =============      =============

   The accompanying notes are an integral part of these financial statements.

                      METLIFE OF CT SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

                                             DWSII Core Fixed     DWSII Davis   DWSII Dreman High   DWSII Dreman
                                                  Income         Venture Value    Return Equity     Small Mid Cap
                                                Subaccount        Subaccount       Subaccount     Value Subaccount
                                                 (Class B)         (Class B)        (Class B)         (Class B)
                                              -------------     -------------    -------------     -------------
Investment Income:
  Dividends ............................      $     222,966     $      32,907    $     145,352     $      35,629
                                              -------------     -------------    -------------     -------------
Expenses:
  Insurance charges ....................            128,720           208,027          209,971           171,169
  Administrative fees ..................             10,420            17,621           17,017            14,039
                                              -------------     -------------    -------------     -------------
    Total expenses .....................            139,140           225,648          226,988           185,208
                                              -------------     -------------    -------------     -------------
      Net investment income (loss) .....             83,826          (192,741)         (81,636)         (149,579)
                                              -------------     -------------    -------------     -------------
Realized Gain (Loss) and Unrealized
  Gain (Loss) on Investments:
    Realized gain distribution .........              1,117                --          546,192           722,310
    Realized gain (loss) on sale of
      investments ......................            (13,958)          514,179          227,425           185,762
                                              -------------     -------------    -------------     -------------
      Realized gain (loss) .............            (12,841)          514,179          773,617           908,072
                                              -------------     -------------    -------------     -------------
    Change in unrealized gain (loss)
      on investments ...................             54,442         1,003,643        1,071,224         1,100,060
                                              -------------     -------------    -------------     -------------
  Net increase (decrease) in net assets
    resulting from operations ..........      $     125,427     $   1,325,081    $   1,763,205     $   1,858,553
                                              =============     =============    =============     =============

   The accompanying notes are an integral part of these financial statements.

                      METLIFE OF CT SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

      DWSII           DWSII Global    DWSII Government &    DWSII Growth          DWSII              DWSII
   Foreign Value        Thematic       Agency Securities     Allocation         High Income     Income Allocation
    Subaccount         Subaccount         Subaccount         Subaccount         Subaccount         Subaccount
     (Class B)          (Class B)          (Class B)          (Class B)          (Class B)          (Class B)
  -------------      -------------      -------------      -------------      -------------      -------------
  $      33,278      $       6,997      $     116,584      $      94,064      $     386,467      $      55,008
  -------------      -------------      -------------      -------------      -------------      -------------

         20,250             65,817             60,927            233,677             89,922             16,365
          1,606              5,207              4,856             18,509              7,509              1,313
  -------------      -------------      -------------      -------------      -------------      -------------
         21,856             71,024             65,783            252,186             97,431             17,678
  -------------      -------------      -------------      -------------      -------------      -------------
         11,422            (64,027)            50,801           (158,122)           289,036             37,330
  -------------      -------------      -------------      -------------      -------------      -------------


        338,502            264,204                 --             96,045                 --             10,740

        (79,192)           203,735            (19,482)            76,754            (31,513)             4,282
  -------------      -------------      -------------      -------------      -------------      -------------
        259,310            467,939            (19,482)           172,799            (31,513)            15,022
  -------------      -------------      -------------      -------------      -------------      -------------

        (63,063)           385,653             12,143          1,220,947            139,710            (32,897)
  -------------      -------------      -------------      -------------      -------------      -------------

  $     207,669      $     789,565      $      43,462      $   1,235,624      $     397,233      $      19,455
  =============      =============      =============      =============      =============      =============

   The accompanying notes are an integral part of these financial statements.

                      METLIFE OF CT SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

                                                   DWSII                                                 DWSII
                                               International      DWSII Janus    DWSII Janus Growth     Large Cap
                                               Select Equity    Growth & Income    Opportunities          Core
                                                Subaccount        Subaccount         Subaccount        Subaccount
                                                 (Class B)         (Class B)          (Class B)         (Class B)
                                              -------------     -------------      -------------     -------------
Investment Income:
  Dividends ............................      $     115,528     $       5,139      $          --     $          --
                                              -------------     -------------      -------------     -------------
Expenses:
  Insurance charges ....................            134,077            42,373              5,864            23,189
  Administrative fees ..................             10,940             3,495                517             1,786
                                              -------------     -------------      -------------     -------------
    Total expenses .....................            145,017            45,868              6,381            24,975
                                              -------------     -------------      -------------     -------------
      Net investment income (loss) .....            (29,489)          (40,729)            (6,381)          (24,975)
                                              -------------     -------------      -------------     -------------
Realized Gain (Loss) and Unrealized
  Gain (Loss) on Investments:
    Realized gain distribution .........                 --                --                 --           270,445
    Realized gain (loss) on sale of
      investments ......................            324,953            70,730             62,519           (86,230)
                                              -------------     -------------      -------------     -------------
      Realized gain (loss) .............            324,953            70,730             62,519           184,215
                                              -------------     -------------      -------------     -------------
    Change in unrealized gain (loss)....
      on investments ...................          1,101,266           107,586            (60,604)          (48,624)
                                              -------------     -------------      -------------     -------------
  Net increase (decrease) in net assets
    resulting from operations ..........     $    1,396,730     $     137,587      $      (4,466)    $     110,616
                                              =============     =============      =============     =============

   The accompanying notes are an integral part of these financial statements.

                      METLIFE OF CT SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

      DWSII           DWSII MFS(R)
    Large Cap          Strategic        DWSII Mid Cap     DWSII Moderate       DWSII Money         DWSII Oak
      Value             Value              Growth           Allocation           Market        Strategic Equity
   Subaccount         Subaccount         Subaccount         Subaccount         Subaccount         Subaccount
    (Class B)          (Class B)          (Class B)          (Class B)          (Class B)          (Class B)
 -------------      -------------      -------------      -------------      -------------      -------------
 $      48,297      $      11,639      $          --      $     144,840      $     234,607      $          --
 -------------      -------------      -------------      -------------      -------------      -------------

        76,057             22,822             16,550            305,259             93,481             37,014
         6,263              1,827              1,349             24,296              8,365              3,038
 -------------      -------------      -------------      -------------      -------------      -------------
        82,320             24,649             17,899            329,555            101,846             40,052
 -------------      -------------      -------------      -------------      -------------      -------------
       (34,023)           (13,010)           (17,899)          (184,715)           132,761            (40,052)
 -------------      -------------      -------------      -------------      -------------      -------------


            --             88,725                 --            115,872                 --                 --

        71,692               (553)            11,240            182,994                 --            124,250
 -------------      -------------      -------------      -------------      -------------      -------------
        71,692             88,172             11,240            298,866                 --            124,250
 -------------      -------------      -------------      -------------      -------------      -------------

       462,588            (27,069)            52,251          1,208,931                 --            (44,146)
 -------------      -------------      -------------      -------------      -------------      -------------

 $     500,257      $      48,093      $      45,592      $   1,323,082      $     132,761      $      40,052
 =============      =============      =============      =============      =============      =============

   The accompanying notes are an integral part of these financial statements.

                      METLIFE OF CT SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

                                                   DWSII             DWSII            DWSII         DWSII Turner
                                             Small Cap Growth  Strategic Income    Technology      Mid Cap Growth
                                                Subaccount        Subaccount       Subaccount        Subaccount
                                                 (Class B)         (Class B)        (Class B)         (Class B)
                                              -------------     -------------    -------------     -------------
Investment Income:
  Dividends .............................     $          --     $     174,614    $          --     $          --
                                              -------------     -------------    -------------     -------------
Expenses:
  Insurance charges .....................            67,306            71,227           28,006            42,653
  Administrative fees ...................             5,646             5,622            2,272             3,381
                                              -------------     -------------    -------------     -------------
    Total expenses ......................            72,952            76,849           30,278            46,034
                                              -------------     -------------    -------------     -------------
      Net investment income (loss) ......           (72,952)           97,765          (30,278)          (46,034)
                                              -------------     -------------    -------------     -------------
Realized Gain (Loss) and Unrealized
  Gain (Loss) on Investments:
    Realized gain distribution ..........                --            36,111               --           170,745
    Realized gain (loss) on sale of
      investments .......................            66,110            24,634           42,420            38,902
                                              -------------     -------------    -------------     -------------
      Realized gain (loss) ..............            66,110            60,745           42,420           209,647
                                              -------------     -------------    -------------     -------------
    Change in unrealized gain (loss)
      on investments ....................           113,034            82,155          (47,800)          (78,781)
                                              -------------     -------------    -------------     -------------
  Net increase (decrease) in net assets
    resulting from operations ...........     $     106,192     $     240,665    $     (35,658)    $      84,832
                                              =============     =============    =============     =============

   The accompanying notes are an integral part of these financial statements.

                      METLIFE OF CT SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

                                                      FTVIPT             FTVIPT Franklin                              FTVIPT
    FAMVS Mercury           FAMVS Mercury         Franklin Rising         Small-Mid Cap       FTVIPT Mutual    Templeton Developing
Global Allocation V.I.   Value Opportunities    Dividends Securities    Growth Securities   Shares Securities   Markets Securities
      Subaccount           V.I. Subaccount          Subaccount             Subaccount           Subaccount         Subaccount
      (Class III)            (Class III)             (Class 2)              (Class 2)            (Class 2)          (Class 2)
    -------------          -------------          -------------          -------------        -------------       -------------
    $          --          $         124          $     146,118          $          --        $          --       $      81,323
    -------------          -------------          -------------          -------------        -------------       -------------

           43,465                 23,615                246,420                113,599               27,340             134,537
            3,443                  1,863                 21,258                  9,700                2,202              10,875
    -------------          -------------          -------------          -------------        -------------       -------------
           46,908                 25,478                267,678                123,299               29,542             145,412
    -------------          -------------          -------------          -------------        -------------       -------------
          (46,908)               (25,354)              (121,560)              (123,299)             (29,542)            (64,089)
    -------------          -------------          -------------          -------------        -------------       -------------


               --                429,175                 69,169                     --                   --                  --

        1,070,877             (1,248,061)               374,347                106,734              926,244             285,120
    -------------          -------------          -------------          -------------        -------------       -------------
        1,070,877               (818,886)               443,516                106,734              926,244             285,120
    -------------          -------------          -------------          -------------        -------------       -------------

         (438,871)             1,251,725              1,699,027                431,716             (597,947)          1,401,553
    -------------          -------------          -------------          -------------        -------------       -------------

    $     585,098          $     407,485          $   2,020,983          $     415,151        $     298,755       $   1,622,584
    =============          =============          =============          =============        =============       =============

   The accompanying notes are an integral part of these financial statements.

                      METLIFE OF CT SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006


                                             FTVIPT Templeton     FTVIPT Templeton                      Janus Aspen
                                            Foreign Securities   Growth Securities                        Balanced
                                                Subaccount          Subaccount      High Yield Bond      Subaccount
                                                 (Class 2)           (Class 2)         Subaccount     (Service Shares)
                                              -------------       -------------      -------------     -------------
Investment Income:
  Dividends .............................     $     157,557       $          --      $     187,977     $          --
                                              -------------       -------------      -------------     -------------
Expenses:
  Insurance charges .....................           224,124              59,010             17,462             5,088
  Administrative fees ...................            18,726               4,845              1,444               423
                                              -------------       -------------      -------------     -------------
    Total expenses ......................           242,850              63,855             18,906             5,511
                                              -------------       -------------      -------------     -------------
      Net investment income (loss) ......           (85,293)            (63,855)           169,071            (5,511)
                                              -------------       -------------      -------------     -------------
Realized Gain (Loss) and Unrealized
  Gain (Loss) on Investments:
    Realized gain distribution ..........                --                  --             14,990                --
    Realized gain (loss) on sale of
      investments .......................           340,467           1,980,555            (86,607)          127,704
                                              -------------       -------------      -------------     -------------
      Realized gain (loss) ..............           340,467           1,980,555            (71,617)          127,704
                                              -------------       -------------      -------------     -------------
    Change in unrealized gain (loss)
      on investments ....................         1,964,436          (1,095,501)           (34,534)          (95,085)
                                              -------------       -------------      -------------     -------------
  Net increase (decrease) in net assets
    resulting from operations ...........     $   2,219,610       $     821,199      $      62,920     $      27,108
                                              =============       =============      =============     =============

   The accompanying notes are an integral part of these financial statements.

                      METLIFE OF CT SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006


     Janus Aspen         Janus Aspen       Janus Aspen
Global Life Sciences  Global Technology  Worldwide Growth  Lazard Retirement    LMPVPI All Cap     LMPVPI All Cap
     Subaccount          Subaccount         Subaccount         Small Cap          Subaccount         Subaccount
  (Service Shares)    (Service Shares)   (Service Shares)      Subaccount          (Class I)         (Class II)
 ------------------ ------------------- ------------------ ------------------ ------------------ ------------------
   $          --       $          --      $       6,431      $          --      $      53,533      $       4,643
   -------------       -------------      -------------      -------------      -------------      -------------

          14,944              16,007              7,244             58,373             68,711              3,655
           1,175               1,297                588              4,743              5,808                328
   -------------       -------------      -------------      -------------      -------------      -------------
          16,119              17,304              7,832             63,116             74,519              3,983
   -------------       -------------      -------------      -------------      -------------      -------------
         (16,119)            (17,304)            (1,401)           (63,116)           (20,986)               660
   -------------       -------------      -------------      -------------      -------------      -------------


              --                  --                 --            291,583            144,574             15,343

          32,681              24,952              7,193            369,511             61,467              1,444
   -------------       -------------      -------------      -------------      -------------      -------------
          32,681              24,952              7,193            661,094            206,041             16,787
   -------------       -------------      -------------      -------------      -------------      -------------

          13,311              38,732             53,472           (181,352)           395,468             30,637
   -------------       -------------      -------------      -------------      -------------      -------------

   $      29,873       $      46,380      $      59,264      $     416,626      $     580,523      $      48,084
   =============       =============      =============      =============      =============      =============

   The accompanying notes are an integral part of these financial statements.

                      METLIFE OF CT SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

                                                                    LMPVPI            LMPVPI            LMPVPI
                                             LMPVPI Investors  Large Cap Growth  Small Cap Growth    Total Return
                                                Subaccount        Subaccount        Subaccount        Subaccount
                                                 (Class I)         (Class I)         (Class I)        (Class II)
                                              -------------     -------------     -------------     -------------
Investment Income:
  Dividends .............................     $      39,800     $          --     $          --     $      95,550
                                              -------------     -------------     -------------     -------------
Expenses:
  Insurance charges .....................            41,053            40,748            84,699            78,582
  Administrative fees ...................             3,481             3,536             7,016             6,959
                                              -------------     -------------     -------------     -------------
    Total expenses ......................            44,534            44,284            91,715            85,541
                                              -------------     -------------     -------------     -------------
      Net investment income (loss) ......            (4,734)          (44,284)          (91,715)           10,009
                                              -------------     -------------     -------------     -------------
Realized Gain (Loss) and Unrealized
  Gain (Loss) on Investments:
    Realized gain distribution ..........            57,830                --           226,446            97,384
    Realized gain (loss) on sale of
      investments ......................             49,949            10,883            78,893            40,892
                                              -------------     -------------     -------------     -------------
      Realized gain (loss) ..............           107,779            10,883           305,339           138,276
                                              -------------     -------------     -------------     -------------
    Change in unrealized gain (loss)
      on investments ....................           254,363            87,083           262,389           310,044
                                              -------------     -------------     -------------     -------------
  Net increase (decrease) in net assets
    resulting from operations ...........     $     357,408     $      53,682     $     476,013     $     458,329
                                              =============     =============     =============     =============

   The accompanying notes are an integral part of these financial statements.

                      METLIFE OF CT SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

     LMPVPII           LMPVPII            LMPVPII            LMPVPII            LMPVPIII
Aggressive Growth  Aggressive Growth    Equity Index    Growth and Income      Adjustable      LMPVPIII Social
   Subaccount         Subaccount         Subaccount         Subaccount        Rate Income      Awareness Stock
    (Class I)         (Class II)         (Class II)          (Class I)         Subaccount         Subaccount
 -------------      -------------      -------------      -------------      -------------      -------------
 $          --      $          --      $     115,779      $       6,267      $     103,589      $       4,846
 -------------      -------------      -------------      -------------      -------------      -------------

       101,250            159,072            156,641             28,611             44,833             14,244
         8,537             13,397             13,075              2,381              3,518              1,372
 -------------      -------------      -------------      -------------      -------------      -------------
       109,787            172,469            169,716             30,992             48,351             15,616
 -------------      -------------      -------------      -------------      -------------      -------------
      (109,787)          (172,469)           (53,937)           (24,725)            55,238            (10,770)
 -------------      -------------      -------------      -------------      -------------      -------------


            --                 --            109,008             10,727                 --                 --

       143,138            233,812            146,576             24,655                588              3,512
 -------------      -------------      -------------      -------------      -------------      -------------
       143,138            233,812            255,584             35,382                588              3,512
 -------------      -------------      -------------      -------------      -------------      -------------

       448,036            667,874            861,188            144,412            (10,073)            58,767
 -------------      -------------      -------------      -------------      -------------      -------------

 $     481,387      $     729,217      $   1,062,835      $     155,069      $      45,753      $      51,509
 =============      =============      =============      =============      =============      =============

   The accompanying notes are an integral part of these financial statements.

                      METLIFE OF CT SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

                                                Lord Abbett                                             MIST
                                                Growth and        Lord Abbett                       Batterymarch
                                                  Income         Mid-Cap Value                      Mid-Cap Stock
                                                Subaccount        Subaccount     Managed Assets      Subaccount
                                                (Class VC)        (Class VC)       Subaccount         (Class A)
                                              -------------     -------------    -------------     -------------
Investment Income:
  Dividends .............................     $     102,063     $      45,058    $      53,378     $          --
                                              -------------     -------------    -------------     -------------
Expenses:
  Insurance charges .....................           148,765           160,885           14,075            34,754
  Administrative fees ...................            12,186            13,292            1,154             3,010
                                              -------------     -------------    -------------     -------------
    Total expenses ......................           160,951           174,177           15,229            37,764
                                              -------------     -------------    -------------     -------------
      Net investment income (loss) ......           (58,888)         (129,119)          38,149           (37,764)
                                              -------------     -------------    -------------     -------------
Realized Gain (Loss) and Unrealized
  Gain (Loss) on Investments:
    Realized gain distribution ..........           273,496           702,058           72,408                --
    Realized gain (loss) on sale of
      investments .......................            68,050            84,323           69,972           (26,899)
                                              -------------     -------------    -------------     -------------
      Realized gain (loss) ..............           341,546           786,381          142,380           (26,899)
                                              -------------     -------------    -------------     -------------
    Change in unrealized gain (loss)
      on investments ....................           853,281           202,232         (110,207)         (107,302)
                                              -------------     -------------    -------------     -------------
  Net increase (decrease) in net assets
    resulting from operations ...........     $   1,135,939     $     859,494    $      70,322     $    (171,965)
                                              =============     =============    =============     =============

   The accompanying notes are an integral part of these financial statements.

                      METLIFE OF CT SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

                                                            MIST Harris        MIST Janus            MIST
 MIST BlackRock     MIST BlackRock       MIST Dreman          Oakmark            Capital          Legg Mason
   High Yield          Large-Cap       Small-Cap Value     International      Appreciation     Partners Managed
   Subaccount      Core Subaccount       Subaccount         Subaccount         Subaccount      Assets Subaccount
    (Class A)          (Class A)         (Class A)           (Class A)          (Class A)          (Class A)
 -------------      -------------      -------------      -------------      -------------      -------------
 $          --      $          --      $         643      $          --      $          --      $          --
 -------------      -------------      -------------      -------------      -------------      -------------

        37,936             60,354              1,032             33,135             53,779             29,694
         3,169              4,802                 86              2,794              4,429              2,442
 -------------      -------------      -------------      -------------      -------------      -------------
        41,105             65,156              1,118             35,929             58,208             32,136
 -------------      -------------      -------------      -------------      -------------      -------------
       (41,105)           (65,156)              (475)           (35,929)           (58,208)           (32,136)
 -------------      -------------      -------------      -------------      -------------      -------------


            --                 --                371                 --                 --                 --

         5,835              6,546             (2,070)               595            (26,700)            (2,507)
 -------------      -------------      -------------      -------------      -------------      -------------
         5,835              6,546             (1,699)               595            (26,700)            (2,507)
 -------------      -------------      -------------      -------------      -------------      -------------

       192,216            335,937             11,028            334,756            162,334            161,804
 -------------      -------------      -------------      -------------      -------------      -------------

 $     156,946      $     277,327      $       8,854      $     299,422      $      77,426      $     127,161
 =============      =============      =============      =============      =============      =============

   The accompanying notes are an integral part of these financial statements.

                      METLIFE OF CT SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

                                                 MIST Lord        MIST Lord
                                                Abbett Bond     Abbett Growth   MIST Lord Abbett      MIST Met/AIM
                                                 Debenture       and Income       Mid-Cap Value   Capital Appreciation
                                                Subaccount       Subaccount        Subaccount          Subaccount
                                                 (Class A)        (Class B)         (Class B)           (Class A)
                                              -------------     -------------    -------------       -------------
Investment Income:
  Dividends .............................     $          --     $          --    $          --       $       2,103
                                              -------------     -------------    -------------       -------------
Expenses:
  Insurance charges .....................            45,085            66,300            1,193              14,252
  Administrative fees ...................             3,736             6,252               90               1,194
                                              -------------     -------------    -------------       -------------
    Total expenses ......................            48,821            72,552            1,283              15,446
                                              -------------     -------------    -------------       -------------
      Net investment income (loss) ......           (48,821)          (72,552)          (1,283)            (13,343)
                                              -------------     -------------    -------------       -------------
Realized Gain (Loss) and Unrealized
  Gain (Loss) on Investments:
    Realized gain distribution ..........                --                --               --             146,464
    Realized gain (loss) on sale of
      investments .......................             6,026            12,847               48              (8,835)
                                              -------------     -------------    -------------       -------------
      Realized gain (loss) ..............             6,026            12,847               48             137,629
                                              -------------     -------------    -------------       -------------
    Change in unrealized gain (loss)
      on investments ....................           220,030           506,185           15,507            (149,716)
                                              -------------     -------------    -------------       -------------
  Net increase (decrease) in net assets
    resulting from operations ...........     $     177,235     $     446,480    $      14,272       $     (25,430)
                                              =============     =============    =============       =============

   The accompanying notes are an integral part of these financial statements.

                      METLIFE OF CT SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

  MIST Met/AIM                          MIST Neuberger      MIST Oppenheimer                       MIST Pioneer
Small Cap Growth       MIST MFS(R)       Berman Real     Capital Appreciation   MIST Pioneer      Mid-Cap Value
   Subaccount      Value Subaccount   Estate Subaccount       Subaccount         Subaccount        Subaccount
    (Class A)          (Class A)          (Class A)            (Class B)          (Class A)         (Class A)
 -------------      -------------      -------------        -------------      -------------      -------------
 $          --      $      44,926      $          --        $          --      $          --      $         207
 -------------      -------------      -------------        -------------      -------------      -------------

         1,162             42,665            107,798               70,180              9,383                802
           101              3,538              9,079                6,375                754                 78
 -------------      -------------      -------------        -------------      -------------      -------------
         1,263             46,203            116,877               76,555             10,137                880
 -------------      -------------      -------------        -------------      -------------      -------------
        (1,263)            (1,277)          (116,877)             (76,555)           (10,137)              (673)
 -------------      -------------      -------------        -------------      -------------      -------------


         1,253            151,116                 --                   --                 --              1,288

          (483)             6,547            102,019              (19,781)             1,735                 45
 -------------      -------------      -------------        -------------      -------------      -------------
           770            157,663            102,019              (19,781)             1,735              1,333
 -------------      -------------      -------------        -------------      -------------      -------------

           944            195,794          1,769,903              201,041             61,445              4,788
 -------------      -------------      -------------        -------------      -------------      -------------

 $         451      $     352,180      $   1,755,045        $     104,705      $      53,043      $       5,448
 =============      =============      =============        =============      =============      =============

   The accompanying notes are an integral part of these financial statements.

                      METLIFE OF CT SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

                                               MIST Pioneer     MIST Third Avenue     MSF BlackRock     MSF BlackRock
                                             Strategic Income    Small Cap Value    Aggressive Growth    Bond Income
                                                Subaccount          Subaccount         Subaccount        Subaccount
                                                 (Class A)           (Class B)          (Class D)        (Class A)
                                              -------------       -------------      -------------     -------------
Investment Income:
  Dividends .............................     $     287,973       $          --      $          --     $          --
                                              -------------       -------------      -------------     -------------
Expenses:
  Insurance charges .....................            76,031              62,948             45,260            69,173
  Administrative fees ...................             6,112               4,982              3,856             6,045
                                              -------------       -------------      -------------     -------------
    Total expenses ......................            82,143              67,930             49,116            75,218
                                              -------------       -------------      -------------     -------------
      Net investment income (loss) ......           205,830             (67,930)           (49,116)          (75,218)
                                              -------------       -------------      -------------     -------------
Realized Gain (Loss) and Unrealized
  Gain (Loss) on Investments:
    Realized gain distribution ..........                --                  --                 --                --
    Realized gain (loss) on sale of
      investments .......................             4,692              (2,287)           (17,853)            7,673
                                              -------------       -------------      -------------     -------------
      Realized gain (loss) ..............             4,692              (2,287)           (17,853)            7,673
                                              -------------       -------------      -------------     -------------
    Change in unrealized gain (loss)
      on investments ....................           (14,514)            266,081            (29,631)          282,814
                                              -------------       -------------      -------------     -------------
  Net increase (decrease) in net assets
    resulting from operations ...........     $     196,008       $     195,864      $     (96,600)    $     215,269
                                              =============       =============      =============     =============

   The accompanying notes are an integral part of these financial statements.

                      METLIFE OF CT SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

                                                                                MSF MetLife        MSF MetLife
   MSF BlackRock         MSF FI             MSF FI           MSF MetLife       Conservative     Conservative to
   Money Market         Large Cap        Value Leaders  Aggressive Allocation   Allocation     Moderate Allocation
    Subaccount         Subaccount         Subaccount         Subaccount         Subaccount         Subaccount
     (Class A)          (Class A)          (Class D)          (Class B)         (Class B)          (Class B)
  -------------      -------------      -------------      -------------      -------------      -------------
  $     761,452      $          --      $          --      $          --      $          --      $          --
  -------------      -------------      -------------      -------------      -------------      -------------

        269,427             37,525             62,704             16,021              3,529              2,705
         23,436              3,267              5,185              1,303                292                254
  -------------      -------------      -------------      -------------      -------------      -------------
        292,863             40,792             67,889             17,324              3,821              2,959
  -------------      -------------      -------------      -------------      -------------      -------------
        468,589            (40,792)           (67,889)           (17,324)            (3,821)            (2,959)
  -------------      -------------      -------------      -------------      -------------      -------------


             --                 --                 --                 --                 --                 --

             --            (14,144)           (12,720)              (500)               192                129
  -------------      -------------      -------------      -------------      -------------      -------------
             --            (14,144)           (12,720)              (500)               192                129
  -------------      -------------      -------------      -------------      -------------      -------------

             --             89,772            191,288             97,284             14,807             14,915
  -------------      -------------      -------------      -------------      -------------      -------------

  $     468,589      $      34,836      $     110,679      $      79,460      $      11,178      $      12,085
  =============      =============      =============      =============      =============      =============

   The accompanying notes are an integral part of these financial statements.

                      METLIFE OF CT SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

                                                                  MSF MetLife
                                                MSF MetLife       Moderate to
                                                 Moderate         Aggressive       MSF MFS(R)        MSF MFS(R)
                                                Allocation        Allocation      Total Return      Total Return
                                                Subaccount        Subaccount       Subaccount        Subaccount
                                                 (Class B)        (Class B)         (Class B)        (Class F)
                                              -------------     -------------    -------------     -------------
Investment Income:
  Dividends .............................     $          --     $          --    $          --     $          --
                                              -------------     -------------    -------------     -------------
Expenses:
  Insurance charges .....................            36,125            56,432           46,515           273,167
  Administrative fees ...................             2,814             4,418            3,778            22,751
                                              -------------     -------------    -------------     -------------
    Total expenses ......................            38,939            60,850           50,293           295,918
                                              -------------     -------------    -------------     -------------
      Net investment income (loss) ......           (38,939)          (60,850)         (50,293)         (295,918)
                                              -------------     -------------    -------------     -------------
Realized Gain (Loss) and Unrealized
  Gain (Loss) on Investments:
    Realized gain distribution ..........                --                --               --                --
    Realized gain (loss) on sale of
      investments .......................           (27,444)              (45)          12,394            13,570
                                              -------------     -------------    -------------     -------------
      Realized gain (loss) ..............           (27,444)              (45)          12,394            13,570
                                              -------------     -------------    -------------     -------------
    Change in unrealized gain (loss)
      on investments ....................           169,043           297,686          282,693         1,741,389
                                              -------------     -------------    -------------     -------------
  Net increase (decrease) in net assets
    resulting from operations ...........     $     102,660     $     236,791    $     244,794     $   1,459,041
                                              =============     =============    =============     =============

   The accompanying notes are an integral part of these financial statements.

                      METLIFE OF CT SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

                                         MSF Western        MSF Western
 MSF Oppenheimer   MSF T. Rowe Price  Asset Management    Asset Management                        Oppenheimer
  Global Equity    Large Cap Growth    High Yield Bond    U.S. Government                    Capital Appreciation
   Subaccount         Subaccount         Subaccount         Subaccount        Money Market       Subaccount/VA
    (Class B)          (Class B)          (Class A)         (Class A)          Subaccount      (Service Shares)
 -------------      -------------      -------------      -------------      -------------      -------------
 $          --      $          --      $          --      $          --      $     221,567      $      11,319
 -------------      -------------      -------------      -------------      -------------      -------------

       299,824             18,873             36,344             24,084             87,538             32,582
        26,510              1,647              3,024              2,223              7,790              2,973
 -------------      -------------      -------------      -------------      -------------      -------------
       326,334             20,520             39,368             26,307             95,328             35,555
 -------------      -------------      -------------      -------------      -------------      -------------
      (326,334)           (20,520)           (39,368)           (26,307)           126,239            (24,236)
 -------------      -------------      -------------      -------------      -------------      -------------


            --                 --                 --                 --                 --                 --

      (100,362)               358              5,377              7,071                 --            822,992
 -------------      -------------      -------------      -------------      -------------      -------------
      (100,362)               358              5,377              7,071                 --            822,992
 -------------      -------------      -------------      -------------      -------------      -------------

     1,757,127            135,791            210,321             91,291                 --           (538,160)
 -------------      -------------      -------------      -------------      -------------      -------------

 $   1,330,431      $     115,629      $     176,330      $      72,055      $     126,239      $     260,596
 =============      =============      =============      =============      =============      =============

   The accompanying notes are an integral part of these financial statements.

                      METLIFE OF CT SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

                                                Oppenheimer         Oppenheimer         PIMCO VIT               PIMCO VIT
                                             Global Securities    Main Street/VA       Real Return             Total Return
                                               Subaccount/VA        Subaccount          Subaccount              Subaccount
                                             (Service Shares)    (Service Shares)  (Administrative Class)  (Administrative Class)
                                              -------------       -------------        -------------          -------------
Investment Income:
  Dividends..............................     $      81,093       $       8,314        $     255,595          $     564,194
                                              -------------       -------------        -------------          -------------
Expenses:
  Insurance charges......................            51,243               4,775              107,886                228,189
  Administrative fees....................             4,605                 399                9,062                 19,161
                                              -------------       -------------        -------------          -------------
    Total expenses.......................            55,848               5,174              116,948                247,350
                                              -------------       -------------        -------------          -------------
      Net investment income (loss).......            25,245               3,140              138,647                316,844
                                              -------------       -------------        -------------          -------------
Realized Gain (Loss) and Unrealized
  Gain (Loss) on Investments:
    Realized gain distribution...........           502,300                  --              155,780                 68,589
    Realized gain (loss) on sale of
      investments........................         2,132,675              84,624              (27,161)               (44,730)
                                              -------------       -------------        -------------          -------------
      Realized gain (loss)...............         2,634,975              84,624              128,619                 23,859
                                              -------------       -------------        -------------          -------------
    Change in unrealized gain (loss)
      on investments.....................        (1,868,368)            (46,709)            (348,261)              (112,086)
                                              -------------       -------------        -------------          -------------
  Net increase (decrease) in net assets
    resulting from operations............     $     791,852       $      41,055        $     (80,995)         $     228,617
                                              =============       =============        =============          =============

   The accompanying notes are an integral part of these financial statements.

                      METLIFE OF CT SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

Pioneer America    Pioneer AmPac                         Pioneer Cullen    Pioneer Emerging    Pioneer Equity
  Income VCT         Growth VCT      Pioneer Balanced      Value VCT          Markets VCT       Income VCT
  Subaccount         Subaccount       VCT Subaccount       Subaccount         Subaccount         Subaccount
  (Class II)         (Class II)         (Class II)         (Class II)         (Class II)         (Class II)
-------------      -------------      -------------      -------------      -------------      -------------
$     340,887      $       7,049      $     114,555      $       5,970      $      29,882      $     335,175
-------------      -------------      -------------      -------------      -------------      -------------

      129,315             12,871            107,144             64,389            160,607            239,505
       11,571              1,097              8,867              5,568             13,873             21,052
-------------      -------------      -------------      -------------      -------------      -------------
      140,886             13,968            116,011             69,957            174,480            260,557
-------------      -------------      -------------      -------------      -------------      -------------
      200,001             (6,919)            (1,456)           (63,987)          (144,598)            74,618
-------------      -------------      -------------      -------------      -------------      -------------


           --                 --            475,103                 --            768,384            217,914

     (125,223)           124,612            209,923             85,291            770,502            329,422
-------------      -------------      -------------      -------------      -------------      -------------
     (125,223)           124,612            685,026             85,291          1,538,886            547,336
-------------      -------------      -------------      -------------      -------------      -------------

       36,378            (32,778)          (287,207)           530,363          1,208,264          1,957,522
-------------      -------------      -------------      -------------      -------------      -------------

$     111,156      $      84,915      $     396,363      $     551,667      $   2,602,552      $   2,579,476
=============      =============      =============      =============      =============      =============

   The accompanying notes are an integral part of these financial statements.

                      METLIFE OF CT SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

                                                                                                   Pioneer Global
                                              Pioneer Equity   Pioneer Europe     Pioneer Fund       High Yield
                                             Opportunity VCT         VCT              VCT               VCT
                                                Subaccount        Subaccount       Subaccount        Subaccount
                                                (Class II)        (Class II)       (Class II)        (Class II)
                                              -------------     -------------    -------------     -------------
Investment Income:
  Dividends..............................     $         454     $      17,968    $     158,954     $     205,590
                                              -------------     -------------    -------------     -------------
Expenses:
  Insurance charges......................             1,839            11,900          247,065            51,048
  Administrative fees....................               163             1,006           21,493             4,214
                                              -------------     -------------    -------------     -------------
    Total expenses.......................             2,002            12,906          268,558            55,262
                                              -------------     -------------    -------------     -------------
      Net investment income (loss).......            (1,548)            5,062         (109,604)          150,328
                                              -------------     -------------    -------------     -------------
Realized Gain (Loss) and Unrealized
  Gain (Loss) on Investments:
    Realized gain distribution...........                --                --               --            18,222
    Realized gain (loss) on sale of
      investments........................               474           249,198          328,108            11,289
                                              -------------     -------------    -------------     -------------
      Realized gain (loss)...............               474           249,198          328,108            29,511
                                              -------------     -------------    -------------     -------------
    Change in unrealized gain (loss)
      on investments.....................            22,103           (72,483)       1,700,801           102,225
                                              -------------     -------------    -------------     -------------
  Net increase (decrease) in net assets
    resulting from operations............     $      21,029     $     181,777    $   1,919,305     $     282,064
                                              =============     =============    =============     =============

   The accompanying notes are an integral part of these financial statements.

                      METLIFE OF CT SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

                       Pioneer                                                                         Pioneer
Pioneer Growth       High Yield       Pioneer Ibbotson     Pioneer Ibbotson    Pioneer Ibbotson     International
  Shares VCT             VCT        Aggressive Allocation  Growth Allocation  Moderate Allocation     Value VCT
  Subaccount         Subaccount        VCT Subaccount       VCT Subaccount      VCT Subaccount       Subaccount
  (Class II)         (Class II)          (Class II)           (Class II)          (Class II)         (Class II)
 -------------      -------------       -------------       -------------       -------------       -------------
 $          --      $   1,241,134       $       7,451       $      32,258       $      65,713       $      10,404
 -------------      -------------       -------------       -------------       -------------       -------------

        66,763            403,152              58,592             491,674             374,608              70,842
         5,977             35,075               4,396              37,062              32,302               5,854
 -------------      -------------       -------------       -------------       -------------       -------------
        72,740            438,227              62,988             528,736             406,910              76,696
 -------------      -------------       -------------       -------------       -------------       -------------
       (72,740)           802,907             (55,537)           (496,478)           (341,197)            (66,292)
 -------------      -------------       -------------       -------------       -------------       -------------


            --            321,247              27,764              85,441             157,082                  --

       105,768           (305,176)              3,868              21,906              69,714              74,842
 -------------      -------------       -------------       -------------       -------------       -------------
       105,768             16,071              31,632             107,347             226,796              74,842
 -------------      -------------       -------------       -------------       -------------       -------------

       278,445            530,003             350,916           3,629,863           2,245,010             715,079
 -------------      -------------       -------------       -------------       -------------       -------------

 $     311,473      $   1,348,981       $     327,011       $   3,240,732       $   2,130,609       $     723,629
 =============      =============       =============       =============       =============       =============

   The accompanying notes are an integral part of these financial statements.

                      METLIFE OF CT SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

                                                                                                     Pioneer Small
                                                 Pioneer       Pioneer Oak Ridge   Pioneer  Real      and Mid Cap
                                               Mid Cap Value   Large Cap Growth    Estate Shares      Growth VCT
                                              VCT Subaccount    VCT Subaccount     VCT Subaccount     Subaccount
                                                (Class II)        (Class II)        (Class II)        (Class II)
                                              -------------     -------------      -------------     -------------
Investment Income:
  Dividends..............................     $          --     $       1,271      $     236,179     $          --
                                              -------------     -------------      -------------     -------------
Expenses:
  Insurance charges......................           209,733            73,933            168,796            26,728
  Administrative fees....................            17,997             6,133             14,919             2,351
                                              -------------     -------------      -------------     -------------
    Total expenses.......................           227,730            80,066            183,715            29,079
                                              -------------     -------------      -------------     -------------
      Net investment income (loss).......          (227,730)          (78,795)            52,464           (29,079)
                                              -------------     -------------      -------------     -------------
Realized Gain (Loss) and Unrealized
  Gain (Loss) on Investments:
    Realized gain distribution...........         2,982,325            58,306            465,568                --
    Realized gain (loss) on sale of
      investments........................           104,845            83,192            416,139            48,881
                                              -------------     -------------      -------------     -------------
      Realized gain (loss)...............         3,087,170           141,498            881,707            48,881
                                              -------------     -------------      -------------     -------------
    Change in unrealized gain (loss)
      on investments.....................        (1,671,899)          (22,693)         1,944,286            67,624
                                              -------------     -------------      -------------     -------------
  Net increase (decrease) in net assets
    resulting from operations............     $   1,187,541     $      40,010      $   2,878,457     $      87,426
                                              =============     =============      =============     =============

   The accompanying notes are an integral part of these financial statements.

                      METLIFE OF CT SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

   Pioneer            Pioneer
  Small Cap            Small        Pioneer Strategic       Pioneer           Putnam VT          Putnam VT
  Value VCT           Company           Income VCT         Value VCT        International     Small Cap Value
  Subaccount       VCT Subaccount       Subaccount         Subaccount      Equity Subaccount     Subaccount
  (Class II)         (Class II)         (Class II)         (Class II)         (Class IB)         (Class IB)
-------------      -------------      -------------      -------------      -------------      -------------
$         154      $          --      $     817,511      $      14,415      $       1,768      $      25,244
-------------      -------------      -------------      -------------      -------------      -------------

      144,493              9,923            272,471            116,287              5,511            141,460
       12,660                873             23,637             10,190                445             12,008
-------------      -------------      -------------      -------------      -------------      -------------
      157,153             10,796            296,108            126,477              5,956            153,468
-------------      -------------      -------------      -------------      -------------      -------------
     (156,999)           (10,796)           521,403           (112,062)            (4,188)          (128,224)
-------------      -------------      -------------      -------------      -------------      -------------


      266,528             48,400             78,778            359,326                 --            772,970

      319,321             84,878            (51,005)           101,148             13,881             72,928
-------------      -------------      -------------      -------------      -------------      -------------
      585,849            133,278             27,773            460,474             13,881            845,898
-------------      -------------      -------------      -------------      -------------      -------------

      533,817            (30,235)           114,530            496,398             58,114            367,489
-------------      -------------      -------------      -------------      -------------      -------------

$     962,667      $      92,247      $     663,706      $     844,810      $      67,807      $   1,085,163
=============      =============      =============      =============      =============      =============

   The accompanying notes are an integral part of these financial statements.

                      METLIFE OF CT SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                      STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

                                                 Travelers        Travelers        Travelers         Travelers
                                                AIM Capital      Convertible      Disciplined         Equity
                                               Appreciation       Securities     Mid Cap Stock        Income
                                                Subaccount        Subaccount       Subaccount       Subaccount
                                              -------------     -------------    -------------     -------------
Investment Income:
  Dividends..............................     $          --     $      28,250    $      17,577     $      70,972
                                              -------------     -------------    -------------     -------------
Expenses:
  Insurance charges......................             8,297            18,896           17,950            30,866
  Administrative fees....................               689             1,583            1,547             2,557
                                              -------------     -------------    -------------     -------------
    Total expenses.......................             8,986            20,479           19,497            33,423
                                              -------------     -------------    -------------     -------------
      Net investment income (loss).......            (8,986)            7,771           (1,920)           37,549
                                              -------------     -------------    -------------     -------------
Realized Gain (Loss) and Unrealized
  Gain (Loss) on Investments:
    Realized gain distribution...........             7,748            44,251          524,393           541,930
    Realized gain (loss) on sale of
      investments........................           272,610           104,784          281,486            44,356
                                              -------------     -------------    -------------     -------------
      Realized gain (loss)...............           280,358           149,035          805,879           586,286
                                              -------------     -------------    -------------     -------------
    Change in unrealized gain (loss)
      on investments.....................          (184,829)           45,987         (526,113)         (374,336)
                                              -------------     -------------    -------------     -------------
  Net increase (decrease) in net assets
    resulting from operations............     $      86,543     $     202,793    $     277,846     $     249,499
                                              =============     =============    =============     =============

   The accompanying notes are an integral part of these financial statements.

                      METLIFE OF CT SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

  Travelers          Travelers                         Travelers Managed   Travelers Managed       Travelers
  Federated          Federated          Travelers      Allocation Series:  Allocation Series:  Managed Allocation
  High Yield           Stock            Large Cap          Aggressive         Conservative       Series: Moderate
  Subaccount         Subaccount        Subaccount          Subaccount          Subaccount          Subaccount
-------------      -------------      -------------      -------------       -------------       -------------
$     253,161      $       8,518      $      10,236      $      19,732       $      10,798       $      86,863
-------------      -------------      -------------      -------------       -------------       -------------

       17,635              2,910             12,811              6,423               4,966              17,982
        1,479                254              1,113                527                 357               1,440
-------------      -------------      -------------      -------------       -------------       -------------
       19,114              3,164             13,924              6,950               5,323              19,422
-------------      -------------      -------------      -------------       -------------       -------------
      234,047              5,354             (3,688)            12,782               5,475              67,441
-------------      -------------      -------------      -------------       -------------       -------------


           --             70,506            125,264            162,483               6,475             234,934

     (107,514)               606            217,654            (63,746)            (11,379)           (120,312)
-------------      -------------      -------------      -------------       -------------       -------------
     (107,514)            71,112            342,918             98,737              (4,904)            114,622
-------------      -------------      -------------      -------------       -------------       -------------

      (53,886)           (58,599)          (275,688)           (48,682)             (1,845)            (78,926)
-------------      -------------      -------------      -------------       -------------       -------------

$      72,647      $      17,867      $      63,542      $      62,837       $      (1,274)      $     103,137
=============      =============      =============      =============       =============       =============

   The accompanying notes are an integral part of these financial statements.

                      METLIFE OF CT SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

                                                                 Travelers Managed
                                            Travelers Managed    Allocation Series:    Travelers
                                            Allocation Series:       Moderate-          Mercury      Travelers MFS(R)
                                            Moderate-Aggressive    Conservative      Large Cap Core    Mid Cap Growth
                                                Subaccount          Subaccount         Subaccount        Subaccount
                                              -------------       -------------      -------------     -------------
Investment Income:
  Dividends..............................     $      90,589       $       7,538      $      10,019     $          --
                                              -------------       -------------      -------------     -------------
Expenses:
  Insurance charges......................            27,004               1,053             27,514            23,100
  Administrative fees....................             2,117                 101              2,196             1,978
                                              -------------       -------------      -------------     -------------
    Total expenses.......................            29,121               1,154             29,710            25,078
                                              -------------       -------------      -------------     -------------
      Net investment income (loss).......            61,468               6,384            (19,691)          (25,078)
                                              -------------       -------------      -------------     -------------
Realized Gain (Loss) and Unrealized
  Gain (Loss) on Investments:
    Realized gain distribution...........           391,047              13,437            146,296           225,520
    Realized gain (loss) on sale of
      investments........................          (115,610)            (16,730)           598,560           403,689
                                              -------------       -------------      -------------     -------------
      Realized gain (loss)...............           275,437              (3,293)           744,856           629,209
                                              -------------       -------------      -------------     -------------
    Change in unrealized gain (loss)
      on investments.....................          (151,046)             (1,180)          (468,122)         (381,546)
                                              -------------       -------------      -------------     -------------
  Net increase (decrease) in net assets
    resulting from operations............     $     185,859       $       1,911      $     257,043     $     222,585
                                              =============       =============      =============     =============

   The accompanying notes are an integral part of these financial statements.

                      METLIFE OF CT SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

                                        Travelers
  Travelers                              Mondrian                             Travelers         Travelers
    MFS(R)            Travelers       International        Travelers           Pioneer           Pioneer
 Total Return       MFS(R) Value           Stock            Pioneer         Mid Cap Value     Strategic Income
  Subaccount         Subaccount         Subaccount         Subaccount         Subaccount        Subaccount
-------------      -------------      -------------      -------------      -------------      -------------
$     284,398      $          --      $      85,646      $       7,610      $           1      $          --
-------------      -------------      -------------      -------------      -------------      -------------

      123,229             18,365             13,352              4,403                108             33,038
       10,271              1,528              1,104                354                 10              2,670
-------------      -------------      -------------      -------------      -------------      -------------
      133,500             19,893             14,456              4,757                118             35,708
-------------      -------------      -------------      -------------      -------------      -------------
      150,898            (19,893)            71,190              2,853               (117)           (35,708)
-------------      -------------      -------------      -------------      -------------      -------------


      308,690             18,737             96,283                 --                 --                 --

     (207,490)           288,247            411,410            106,076              1,421            (56,600)
-------------      -------------      -------------      -------------      -------------      -------------
      101,200            306,984            507,693            106,076              1,421            (56,600)
-------------      -------------      -------------      -------------      -------------      -------------

      396,701            (47,423)          (263,584)           (66,991)                15            138,670
-------------      -------------      -------------      -------------      -------------      -------------

$     648,799      $     239,668      $     315,299      $      41,938      $       1,319      $      46,362
=============      =============      =============      =============      =============      =============

   The accompanying notes are an integral part of these financial statements.

                      METLIFE OF CT SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

                                                                                Travelers Style   Travelers Style
                                                Travelers         Travelers       Focus Series:    Focus Series:
                                                 Quality          Strategic        Small Cap         Small Cap
                                                   Bond             Equity           Growth            Value
                                                Subaccount        Subaccount       Subaccount        Subaccount
                                              -------------     -------------    -------------     -------------
Investment Income:
  Dividends..............................     $     362,800     $       4,071    $           8     $           6
                                              -------------     -------------    -------------     -------------
Expenses:
  Insurance charges......................            32,621             6,168              569               158
  Administrative fees....................             2,861               535               49                13
                                              -------------     -------------    -------------     -------------
    Total expenses.......................            35,482             6,703              618               171
                                              -------------     -------------    -------------     -------------
      Net investment income (loss).......           327,318            (2,632)            (610)             (165)
                                              -------------     -------------    -------------     -------------
Realized Gain (Loss) and Unrealized
  Gain (Loss) on Investments:
    Realized gain distribution...........                --            44,629            2,836               249
    Realized gain (loss) on sale of
      investments........................          (442,025)          128,238           12,431             3,558
                                              -------------     -------------    -------------     -------------
      Realized gain (loss)...............          (442,025)          172,867           15,267             3,807
                                              -------------     -------------    -------------     -------------
    Change in unrealized gain (loss)
      on investments.....................            55,347          (125,252)          (1,253)             (101)
                                              -------------     -------------    -------------     -------------
  Net increase (decrease) in net assets
    resulting from operations............     $     (59,360)    $      44,983    $      13,404     $       3,541
                                              =============     =============    =============     =============

   The accompanying notes are an integral part of these financial statements.

                      METLIFE OF CT SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Concluded)
                      For the year ended December 31, 2006

 Travelers U.S.      Van Kampen         Van Kampen         VIP Contra-         VIP Dynamic
  Government        LIT Comstock      LIT Enterprise         Fund(R)       Capital Appreciation     VIP Mid Cap
  Securities         Subaccount         Subaccount         Subaccount           Subaccount           Subaccount
  Subaccount         (Class II)         (Class II)      (Service Class 2)    (Service Class 2)    (Service Class 2)
---------------- ------------------ ------------------ -------------------  ------------------   ------------------
$     130,831      $      91,172      $         195      $     114,043        $       1,307        $      27,587
-------------      -------------      -------------      -------------        -------------        -------------

       13,121            131,197              1,910            203,434               10,126              280,398
        1,107             10,764                156             16,912                  866               23,749
-------------      -------------      -------------      -------------        -------------        -------------
       14,228            141,961              2,066            220,346               10,992              304,147
-------------      -------------      -------------      -------------        -------------        -------------
      116,603            (50,789)            (1,871)          (106,303)              (9,685)            (276,560)
-------------      -------------      -------------      -------------        -------------        -------------


       31,833            423,888                 --            974,558               15,448            1,839,391

     (203,931)            31,435              3,515            247,257               20,837              160,677
-------------      -------------      -------------      -------------        -------------        -------------
     (172,098)           455,323              3,515          1,221,815               36,285            2,000,068
-------------      -------------      -------------      -------------        -------------        -------------

      (30,358)           533,487              3,063            (98,914)              35,492             (229,882)
-------------      -------------      -------------      -------------        -------------        -------------

$     (85,853)     $     938,021      $       4,707      $   1,016,598        $      62,092        $   1,493,626
=============      =============      =============      =============        =============        =============

   The accompanying notes are an integral part of these financial statements.

                     (This page intentionally left blank.)

                      METLIFE OF CT SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                       STATEMENTS OF CHANGES IN NET ASSETS
                 For the years ended December 31, 2006 and 2005

                                               AIM V.I.                        AIM V.I.
                                         Capital Appreciation            Mid Cap Core Equity              AIM V.I. Utilities
                                        Subaccount (Series II)          Subaccount (Series II)               Subaccount
                                     ----------------------------    ----------------------------    ----------------------------
                                          2006           2005            2006            2005            2006            2005
                                     ------------    ------------    ------------    ------------    ------------    ------------
Operations:
  Net investment income (loss) ...   $   (122,905)   $   (111,693)   $    (50,676)   $    (63,102)   $     29,287    $     14,143
  Realized gain (loss) ...........        110,409          93,439         496,141         170,285          75,870          19,303
  Change in unrealized gain (loss)
    on investments ...............        315,595         456,132        (106,898)        101,650         275,283          69,603
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in
      net assets resulting from
      operations .................        303,099         437,878         338,567         208,833         380,440         103,049
                                     ------------    ------------    ------------    ------------    ------------    ------------
Unit Transactions:
  Participant purchase payments ..        866,243         776,443         254,700         575,181          66,278         465,311
  Participant transfers from other
    funding options ..............        391,063         857,479         188,476         458,833         446,894         449,059
  Administrative charges .........         (2,378)         (2,689)         (1,074)         (1,299)           (481)           (358)
  Contract surrenders ............       (262,317)       (185,775)       (140,680)       (170,293)        (22,084)        (12,181)
  Participant transfers to other
    funding options ..............       (593,685)       (860,659)       (484,214)       (370,980)       (154,589)       (115,380)
  Other receipts/(payments) ......        (49,525)            (28)       (216,031)        (63,353)         (9,075)             --
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in
      net assets resulting from
      unit transactions ..........        349,401         584,771        (398,823)        428,089         326,943         786,451
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in
      net assets .................        652,500       1,022,649         (60,256)        636,922         707,383         889,500
Net Assets:
  Beginning of year ..............      6,478,949       5,456,300       4,196,988       3,560,066       1,383,406         493,906
                                     ------------    ------------    ------------    ------------    ------------    ------------
  End of year ....................   $  7,131,449    $  6,478,949    $  4,136,732    $  4,196,988    $  2,090,789    $  1,383,406
                                     ============    ============    ============    ============    ============    ============

   The accompanying notes are an integral part of these financial statements.

                      METLIFE OF CT SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                              Alger American                                              AllianceBernstein
                                                 Balanced              Alger American Leveraged               Large-Cap
                                           Subaccount (Class S)       AllCap Subaccount (Class S)    Growth Subaccount (Class B)
                                     ----------------------------    ----------------------------    ----------------------------
                                          2006            2005            2006            2005            2006            2005
                                     ------------    ------------    ------------    ------------    ------------    ------------
Operations:
  Net investment income (loss) ...   $    (23,266)   $    (19,102)   $    (32,170)   $    (19,416)   $     (9,720)   $    (26,490)
  Realized gain (loss) ...........        398,699          19,107         277,897           9,022         321,821          14,791
  Change in unrealized gain (loss)
    on investments ...............       (360,214)        204,872          41,453         133,873        (321,928)        197,141
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in
      net assets resulting from
      operations .................         15,219         204,877         287,180         123,479          (9,827)        185,442
                                     ------------    ------------    ------------    ------------    ------------    ------------
Unit Transactions:
  Participant purchase payments ..          5,761         467,197          77,238         213,987          16,268          72,111
  Participant transfers from other
    funding options ..............         51,550         262,819       2,836,526         168,369          17,943          94,558
  Administrative charges .........             (8)           (788)           (413)           (319)             --            (370)
  Contract surrenders ............       (147,231)        (68,453)        (54,083)        (37,102)           (831)        (36,561)
  Participant transfers to other
    funding options ..............     (3,558,968)        (76,149)     (2,904,307)        (53,650)     (1,610,607)        (53,599)
  Other receipts/(payments) ......        (21,167)         (9,162)             --          (8,161)             --         (15,053)
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in
      net assets resulting from
      unit transactions ..........     (3,670,063)        575,464         (45,039)        283,124      (1,577,227)         61,086
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in
      net assets .................     (3,654,844)        780,341         242,141         406,603      (1,587,054)        246,528
Net Assets:
  Beginning of year ..............      3,654,844       2,874,503       1,249,590         842,987       1,587,054       1,340,526
                                     ------------    ------------    ------------    ------------    ------------    ------------
  End of year ....................   $         --    $  3,654,844    $  1,491,731    $  1,249,590    $         --    $  1,587,054
                                     ============    ============    ============    ============    ============    ============

   The accompanying notes are an integral part of these financial statements.

                      METLIFE OF CT SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                  For the years ended December 31, 2006 and 2005

American Funds Global Growth        American Funds Growth       American Funds Growth-Income        Capital Appreciation
    Subaccount (Class 2)             Subaccount (Class 2)           Subaccount (Class 2)                 Subaccount
----------------------------    ----------------------------    ----------------------------    ----------------------------
     2006           2005            2006            2005            2006            2005            2006            2005
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$   (117,668)   $    (95,493)   $   (359,426)   $   (258,126)   $   (117,843)   $    (87,337)   $    (32,980)   $    (55,090)
     286,270          76,481         757,598          45,244         962,152         129,137         713,607          24,126

   1,640,701       1,024,464       1,990,311       3,547,222       2,653,802       1,023,652        (746,510)        513,794
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


   1,809,303       1,005,452       2,388,483       3,334,340       3,498,111       1,065,452         (65,883)        482,830
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

     670,981       2,998,582       1,320,353      10,215,659       1,209,995       9,504,549          76,223       2,416,060

   1,008,351       1,154,091       2,350,175       2,887,575       1,061,545       3,152,573         315,938         867,126
      (3,390)         (2,103)         (9,822)         (7,158)         (8,172)         (5,981)             (5)           (995)
    (629,362)       (186,173)     (1,118,567)       (390,385)       (884,184)       (576,957)        (22,462)        (40,778)

    (710,714)       (915,477)     (2,182,835)     (1,108,432)     (1,333,798)       (704,685)     (5,288,111)       (195,861)
      (4,152)       (108,143)        (92,902)       (164,526)        (60,924)       (114,242)             --          (1,415)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


     331,714       2,940,777         266,402      11,432,733         (15,538)     11,255,257      (4,918,417)      3,044,137
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

   2,141,017       3,946,229       2,654,885      14,767,073       3,482,573      12,320,709      (4,984,300)      3,526,967

   9,632,960       5,686,731      29,725,752      14,958,679      26,681,684      14,360,975       4,984,300       1,457,333
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$ 11,773,977    $  9,632,960    $ 32,380,637    $ 29,725,752    $ 30,164,257    $ 26,681,684    $         --    $  4,984,300
============    ============    ============    ============    ============    ============    ============    ============

   The accompanying notes are an integral part of these financial statements.

                      METLIFE OF CT SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                            Credit Suisse Trust        Credit Suisse Trust                Delaware VIP REIT
                                             Emerging Markets            Global Small Cap                    Subaccount
                                                 Subaccount                Subaccount                     (Standard Class)
                                     ----------------------------    ----------------------------    ----------------------------
                                          2006           2005            2006            2005            2006            2005
                                     ------------    ------------    ------------    ------------    ------------    ------------
Operations:
  Net investment income (loss) ...   $    (68,440)   $    (30,843)   $    (23,723)   $     (9,175)   $    110,777    $    (17,012)
  Realized gain (loss) ...........        256,241          43,939          19,132          17,127       1,367,569         399,238
  Change in unrealized gain (loss)
    on investments ...............      1,041,318         616,392          91,066          56,032        (862,499)         58,241
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in
      net assets resulting from
      operations .................      1,229,119         629,488          86,475          63,984         615,847         440,467
                                     ------------    ------------    ------------    ------------    ------------    ------------
Unit Transactions:
  Participant purchase payments ..        518,974       1,059,074          31,080          64,747         350,046       2,909,006
  Participant transfers from other
    funding options ..............        800,924         398,859         687,489         210,888         306,696       1,185,588
  Administrative charges .........           (873)           (538)           (166)           (121)            (20)         (2,276)
  Contract surrenders ............       (250,205)        (84,432)        (80,794)        (40,299)        (56,121)       (316,802)
  Participant transfers to other
    funding options ..............       (423,716)       (173,775)        (73,401)        (64,125)     (8,860,421)       (957,425)
  Other receipts/(payments) ......            (94)         (5,953)             --             357         (31,059)        (20,777)
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in
      net assets resulting from
      unit transactions ..........        645,010       1,193,235         564,208         171,447      (8,290,879)      2,797,314
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in
      net assets .................      1,874,129       1,822,723         650,683         235,431      (7,675,032)      3,237,781
Net Assets:
  Beginning of year ..............      3,697,888       1,875,165         629,473         394,042       7,675,032       4,437,251
                                     ------------    ------------    ------------    ------------    ------------    ------------
  End of year ....................   $  5,572,017    $  3,697,888    $  1,280,156    $    629,473    $         --    $  7,675,032
                                     ============    ============    ============    ============    ============    ============

   The accompanying notes are an integral part of these financial statements.

                      METLIFE OF CT SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

    Dreyfus MidCap Stock        Dreyfus Socially Responsible             Dreyfus VIF                     Dreyfus VIF
         Subaccount                   Growth Subaccount            Appreciation Subaccount           Developing Leaders
      (Service Shares)                (Service Shares)                (Initial Shares)           Subaccount (Initial Shares)
----------------------------    ----------------------------    ----------------------------    ----------------------------
     2006           2005            2006            2005            2006            2005            2006            2005
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$   (111,247)   $   (101,713)   $     (3,542)   $     (2,884)   $     (8,069)   $    (32,466)   $    (79,651)   $    (86,667)
   1,025,993          73,841             555             271          23,408          10,208         474,857          29,104

    (588,505)        398,699          15,665           7,132         253,927          63,177        (335,561)        270,255
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


     326,241         370,827          12,678           4,519         269,266          40,919          59,645         212,692
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

     171,039       1,253,723              --          13,727          68,160         389,907         337,326       1,324,148

     175,863         559,002           7,126          70,109          93,608          90,173         330,077         349,491
      (1,278)         (1,256)            (28)            (27)           (797)           (783)         (1,963)         (1,814)
    (239,185)       (123,293)         (1,240)         (1,374)        (51,333)        (54,878)       (400,635)        (77,037)

    (364,727)       (478,402)           (438)           (341)       (138,216)        (77,645)       (686,584)       (270,919)
     (17,126)         (7,938)             --              --              --         (17,060)         (3,593)        (53,624)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


    (275,414)      1,201,836           5,420          82,094         (28,578)        329,714        (425,372)      1,270,245
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

      50,827       1,572,663          18,098          86,613         240,688         370,633        (365,727)      1,482,937

   5,997,187       4,424,524         177,707          91,094       1,900,300       1,529,667       5,092,145       3,609,208
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$  6,048,014    $  5,997,187    $    195,805    $    177,707    $  2,140,988    $  1,900,300    $  4,726,418    $  5,092,145
============    ============    ============    ============    ============    ============    ============    ============

   The accompanying notes are an integral part of these financial statements.

                      METLIFE OF CT SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                                                           DWS VIT RREEF
                                         DWS VIT Equity 500 Index      Real Estate Securities                 DWSI Bond
                                           Subaccount (Class B)         Subaccount (Class B)             Subaccount (Class B)
                                     ----------------------------    ----------------------------    ----------------------------
                                          2006            2005           2006            2005            2006            2005
                                     ------------    ------------    ------------    ------------    ------------    ------------
Operations:
  Net investment income (loss) ...   $    (82,570)   $    (37,725)   $   (123,747)   $     37,026    $        771    $       (340)
  Realized gain (loss) ...........         40,027           6,319         356,771         410,260             376              --
  Change in unrealized gain (loss)
    on investments ...............        791,831          69,445       1,611,427         (46,851)          1,775             361
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in
      net assets resulting from
      operations .................        749,288          38,039       1,844,451         400,435           2,922              21
                                     ------------    ------------    ------------    ------------    ------------    ------------
Unit Transactions:
  Participant purchase payments ..        128,583           1,959         213,689       1,534,431              --          36,059
  Participant transfers from other
    funding options ..............        720,186       6,340,273         187,825         521,844          90,250          23,181
  Administrative charges .........           (907)             (1)         (1,539)         (1,091)            (47)             (4)
  Contract surrenders ............       (297,583)        (36,625)       (295,718)        (78,832)         (2,425)             --
  Participant transfers to other
    funding options ..............       (764,835)       (287,991)       (505,035)       (380,675)        (20,862)             --
  Other receipts/(payments) ......        (88,892)         (2,205)       (119,341)         (6,887)        (10,497)             --
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in
      net assets resulting from
      unit transactions ..........       (303,448)      6,015,410        (520,119)      1,588,790          56,419          59,236
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in
      net assets .................        445,840       6,053,449       1,324,332       1,989,225          59,341          59,257
Net Assets:
  Beginning of year ..............      6,053,449              --       5,503,704       3,514,479          59,257              --
                                     ------------    ------------    ------------    ------------    ------------    ------------
  End of year ....................   $  6,499,289    $  6,053,449    $  6,828,036    $  5,503,704    $    118,598    $     59,257
                                     ============    ============    ============    ============    ============    ============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TWELVE
                              FOR VARIABLE ANNUITIES

                STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

      DWSI Capital Growth         DWSI Global Opportunities         DWSI Growth & Income             DWSI Health Care
     Subaccount (Class B)           Subaccount (Class B)            Subaccount (Class B)            Subaccount (Class B)
----------------------------    ----------------------------    ----------------------------    ----------------------------
     2006           2005            2006             2005           2006            2005            2006            2005
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$   (112,084)   $    (70,779)   $    (36,345)   $    (35,742)   $    (54,887)   $    (35,623)   $    (43,788)   $    (37,123)
     209,827          17,855         208,471          57,256          90,529          30,973          95,359          54,110

     201,704         487,299         406,151         353,441         364,500         163,069          25,422          92,307
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


     299,447         434,375         578,277         374,955         400,142         158,419          76,993         109,294
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

     158,902         418,949         153,298         550,927          84,807       1,361,993          80,290         280,577

   5,423,171       3,484,840         478,686         879,182       1,770,176       1,034,241         407,860         977,974
      (1,556)         (1,379)           (807)           (622)         (1,192)           (872)           (601)           (587)
    (437,906)        (59,267)       (145,030)        (62,447)       (327,020)       (152,503)        (43,504)        (33,074)

  (1,970,302)       (132,878)       (721,084)       (257,223)       (151,591)       (920,911)       (858,922)       (666,542)
    (105,840)             67         (12,778)         (5,077)        (93,777)          4,025         (13,658)        (12,701)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


   3,066,469       3,710,332        (247,715)      1,104,740       1,281,403       1,325,973        (428,535)        545,647
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

   3,365,916       4,144,707         330,562       1,479,695       1,681,545       1,484,392        (351,542)        654,941

   5,731,594       1,586,887       3,141,977       1,662,282       3,529,633       2,045,241       2,335,970       1,681,029
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$  9,097,510    $  5,731,594    $  3,472,539    $  3,141,977    $  5,211,178    $  3,529,633    $  1,984,428    $  2,335,970
============    ============    ============    ============    ============    ============    ============    ============

   The accompanying notes are an integral part of these financial statements.

                      METLIFE OF CT SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                                                            DWSII Dreman
                                            DWSI International            Financial Services              DWSII All Cap Growth
                                           Subaccount (Class B)          Subaccount (Class B)             Subaccount (Class B)
                                     ----------------------------    ----------------------------    ----------------------------
                                          2006           2005            2006            2005            2006            2005
                                     ------------    ------------    ------------    ------------    ------------    ------------
Operations:
  Net investment income (loss) ...   $    (16,449)   $    (18,714)   $     28,413    $     (8,583)   $    (10,070)   $     (8,537)
  Realized gain (loss) ...........        166,430          50,749         171,573           2,616         161,055           6,940
  Change in unrealized gain (loss)
    on investments ...............        561,713         326,175        (122,320)        (20,691)        (97,131)         52,044
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in
      net assets resulting from
      operations .................        711,694         358,210          77,666         (26,658)         53,854          50,447
                                     ------------    ------------    ------------    ------------    ------------    ------------
Unit Transactions:
  Participant purchase payments ..        137,191         605,123          67,679         266,703          24,146         104,344
  Participant transfers from other
    funding options ..............      1,676,445         351,249          29,281         126,918         234,623          15,427
  Administrative charges .........           (749)           (591)           (500)           (489)           (149)           (117)
  Contract surrenders ............       (422,474)        (94,035)        (77,001)        (24,731)        (37,038)         (5,475)
  Participant transfers to other
    funding options ..............       (205,601)       (232,672)     (1,870,165)        (59,443)       (802,280)        (24,015)
  Other receipts/(payments) ......            (70)            470            (556)         (7,830)             --         (12,645)
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in
      net assets resulting from
      unit transactions ..........      1,184,742         629,544      (1,851,262)        301,128        (580,698)         77,519
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in
      net assets .................      1,896,436         987,754      (1,773,596)        274,470        (526,844)        127,966
Net Assets:
  Beginning of year ..............      3,016,863       2,029,109       1,773,596       1,499,126         526,844         398,878
                                     ------------    ------------    ------------    ------------    ------------    ------------
  End of year ....................   $  4,913,299    $  3,016,863    $         --    $  1,773,596    $         --    $    526,844
                                     ============    ============    ============    ============    ============    ============

   The accompanying notes are an integral part of these financial statements.

                      METLIFE OF CT SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                  For the years ended December 31, 2006 and 2005

        DWSII Balanced                DWSII Blue Chip           DWSII Conservative Allocation     DWSII Core Fixed Income
     Subaccount (Class B)           Subaccount (Class B)            Subaccount (Class B)            Subaccount (Class B)
----------------------------    ----------------------------    ----------------------------    ----------------------------
    2006             2005           2006            2005            2006            2005            2006            2005
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$      2,369    $     20,254    $    (80,903)   $    (59,402)   $    (49,527)   $    (60,752)   $     83,826    $     58,817
     106,145           6,773         691,048         388,392         102,384          21,717         (12,841)         60,585

     170,054          19,164         117,792         132,569         361,117         138,660          54,442        (139,929)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


     278,568          46,191         727,937         461,559         413,974          99,625         125,427         (20,527)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

      51,122       2,309,101         271,702       1,018,412         297,378       3,096,603          89,057         638,909

     138,470         261,445       3,512,654       6,771,835       1,729,958       1,105,905         575,501       1,109,604
        (629)           (456)         (1,219)         (1,025)           (943)           (382)         (1,349)         (1,461)
    (664,431)        (84,480)       (283,413)       (219,354)       (504,366)        (67,465)       (453,734)       (208,644)

    (537,870)     (1,634,445)     (4,476,093)     (5,508,339)       (571,937)       (317,334)       (222,810)       (919,434)
      (9,578)       (109,907)        (43,010)        (27,770)        (84,487)             --        (104,896)           (162)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


  (1,022,916)        741,258      (1,019,379)      2,033,759         865,603       3,817,327        (118,231)        618,812
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

    (744,348)        787,449        (291,442)      2,495,318       1,279,577       3,916,952           7,196         598,285

   3,937,173       3,149,724       5,452,919       2,957,601       5,547,374       1,630,422       6,971,767       6,373,482
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$  3,192,825    $  3,937,173    $  5,161,477    $  5,452,919    $  6,826,951    $  5,547,374    $  6,978,963    $  6,971,767
============    ============    ============    ============    ============    ============    ============    ============

   The accompanying notes are an integral part of these financial statements.

                      METLIFE OF CT SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                                                             DWSII Dreman                   DWSII Dreman
                                       DWSII Davis Venture Value          High Return Equity             Small Mid Cap Value
                                          Subaccount (Class B)           Subaccount (Class B)            Subaccount (Class B)
                                     ----------------------------    ----------------------------    ----------------------------
                                          2006            2005           2006            2005            2006            2005
                                     ------------    ------------    ------------    ------------    ------------    ------------
Operations:
  Net investment income (loss) ...   $   (192,741)   $   (150,432)   $    (81,636)   $    (61,952)   $   (149,579)   $   (114,113)
  Realized gain (loss) ...........        514,179         185,350         773,617         182,509         908,072         602,316
  Change in unrealized gain (loss)
    on investments ...............      1,003,643         740,600       1,071,224         342,558       1,100,060          75,736
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in
      net assets resulting from
      operations .................      1,325,081         775,518       1,763,205         463,115       1,858,553         563,939
                                     ------------    ------------    ------------    ------------    ------------    ------------
Unit Transactions:
  Participant purchase payments ..        384,608       2,434,982         517,341       2,674,665         362,764       2,002,573
  Participant transfers from other
    funding options ..............      2,087,480       2,559,629       4,045,714       2,182,135         191,997         486,408
  Administrative charges .........         (1,811)         (1,457)         (2,442)         (1,799)         (2,068)         (1,619)
  Contract surrenders ............       (779,492)       (344,648)       (334,697)       (177,237)       (295,310)       (201,462)
  Participant transfers to other
    funding options ..............     (2,678,732)     (1,728,977)     (1,184,966)     (1,791,725)       (579,641)       (238,405)
  Other receipts/(payments) ......        (62,442)          3,890         (76,088)        (24,452)       (121,294)         (5,032)
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in
      net assets resulting from
      unit transactions ..........     (1,050,389)      2,923,419       2,964,862       2,861,587        (443,552)      2,042,463
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in
      net assets .................        274,692       3,698,937       4,728,067       3,324,702       1,415,001       2,606,402
Net Assets:
  Beginning of year ..............     11,844,661       8,145,724       9,822,773       6,498,071       8,507,116       5,900,714
                                     ------------    ------------    ------------    ------------    ------------    ------------
  End of year ....................   $ 12,119,353    $ 11,844,661    $ 14,550,840    $  9,822,773    $  9,922,117    $  8,507,116
                                     ============    ============    ============    ============    ============    ============

   The accompanying notes are an integral part of these financial statements.

                      METLIFE OF CT SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                  For the years ended December 31, 2006 and 2005

                                                                          DWSII
     DWSII Foreign Value            DWSII Global Thematic      Government & Agency Securities      DWSII Growth Allocation
    Subaccount (Class B)            Subaccount (Class B)            Subaccount (Class B)            Subaccount (Class B)
----------------------------    ----------------------------    ----------------------------    ----------------------------
     2006           2005             2006           2005            2006            2005            2006            2005
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$     11,422    $     (2,656)   $    (64,027)   $    (38,559)   $     50,801    $     54,081    $   (158,122)   $   (134,043)
     259,310           4,505         467,939          34,956         (19,482)         23,185         172,799          13,087

     (63,063)         63,063         385,653         396,369          12,143         (72,567)      1,220,947         508,748
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


     207,669          64,912         789,565         392,766          43,462           4,699       1,235,624         387,792
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

      88,812         767,990          65,078         431,921          12,089         356,478         811,467       7,787,224

     209,640         145,979       1,173,305         826,217         463,501         377,557         246,028         519,701
        (188)            (29)           (643)           (501)           (381)           (393)         (3,761)         (1,029)
      (1,949)         (1,673)       (231,629)        (63,907)       (724,001)       (181,722)       (355,582)        (32,714)

  (1,476,716)         (4,447)       (850,965)       (178,200)       (143,331)       (406,337)       (180,805)        (20,624)
          --              --         (54,902)        (15,080)       (130,533)             --              --              --
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


  (1,180,401)        907,820         100,244       1,000,450        (522,656)        145,583         517,347       8,252,558
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

    (972,732)        972,732         889,809       1,393,216        (479,194)        150,282       1,752,971       8,640,350

     972,732              --       2,843,987       1,450,771       3,493,333       3,343,051      11,335,513       2,695,163
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
  $       --    $    972,732    $  3,733,796    $  2,843,987    $  3,014,139    $  3,493,333    $ 13,088,484    $ 11,335,513
============    ============    ============    ============    ============    ============    ============    ============

   The accompanying notes are an integral part of these financial statements.

                      METLIFE OF CT SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                                                                                                 DWSII
                                           DWSII High Income           DWSII Income Allocation        International Select Equity
                                         Subaccount (Class B)            Subaccount (Class B)            Subaccount (Class B)
                                     ----------------------------    ---------------------------    ----------------------------
                                          2006           2005            2006            2005            2006            2005
                                     ------------    ------------    ------------   ------------    ------------    ------------
Operations:
  Net investment income (loss) ...   $    289,036    $    451,692   $     37,330    $    (15,787)  $    (29,489)   $     16,648
  Realized gain (loss) ...........        (31,513)        (99,083)        15,022           1,679        324,953          57,423
  Change in unrealized gain (loss)
    on investments ...............        139,710        (295,584)       (32,897)         30,918      1,101,266         562,753
                                     ------------    ------------   ------------    ------------   ------------    ------------
    Net increase (decrease) in
      net assets resulting from
      operations .................        397,233          57,025         19,455          16,810      1,396,730         636,824
                                     ------------    ------------   ------------    ------------   ------------    ------------
Unit Transactions:
  Participant purchase payments ..        107,890       1,765,912        117,319       1,080,477        443,721         965,848
  Participant transfers from other
    funding options ..............      1,027,390       2,408,507          3,511          42,277      1,333,989         587,438
  Administrative charges .........           (986)           (920)          (384)           (134)          (938)           (754)
  Contract surrenders ............       (401,050)       (111,678)       (33,824)         (7,354)      (345,734)       (193,726)
  Participant transfers to other
    funding options ..............     (1,050,629)     (2,969,020)    (1,265,719)        (30,838)    (1,177,628)       (316,635)
  Other receipts/(payments) ......        (50,961)         (1,176)            --              --            (37)         (2,670)
                                     ------------    ------------   ------------    ------------   ------------    ------------
    Net increase (decrease) in
      net assets resulting from
      unit transactions ..........       (368,346)      1,091,625     (1,179,097)      1,084,428        253,373       1,039,501
                                     ------------    ------------   ------------    ------------   ------------    ------------
    Net increase (decrease) in
      net assets .................         28,887       1,148,650     (1,159,642)      1,101,238      1,650,103       1,676,325
Net Assets:
  Beginning of year ..............      5,279,733       4,131,083      1,159,642          58,404      6,374,132       4,697,807
                                     ------------    ------------   ------------    ------------   ------------    ------------
  End of year ....................   $  5,308,620    $  5,279,733     $       --    $  1,159,642   $  8,024,235    $  6,374,132
                                     ============    ============   ============    ============   ============    ============

   The accompanying notes are an integral part of these financial statements.

                      METLIFE OF CT SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                  For the years ended December 31, 2006 and 2005

         DWSII Janus                     DWSII Janus
       Growth & Income              Growth Opportunities            DWSII Large Cap Core           DWSII Large Cap Value
    Subaccount (Class B)            Subaccount (Class B)            Subaccount (Class B)            Subaccount (Class B)
----------------------------    ---------------------------     ----------------------------    ----------------------------
     2006            2005           2006            2005            2006            2005            2006             2005
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$    (40,729)   $    (37,793)   $     (6,381)   $     (6,174)   $    (24,975)   $     (5,602)   $    (34,023)   $    (21,770)
      70,730          75,797          62,519           5,878         184,215           2,205          71,692          27,861

     107,586         146,743         (60,604)         17,340         (48,624)         48,624         462,588         (12,024)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


     137,587         184,747          (4,466)         17,044         110,616          45,227         500,257          (5,933)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

      50,850         371,609          61,177          56,808         195,093         709,418         196,331         555,973

      85,515         316,948          19,833           6,238         502,598          34,084         290,129         305,793
        (517)           (417)            (91)            (88)           (109)            (41)           (831)           (760)
    (141,907)       (111,170)        (13,165)        (28,925)         (1,689)         (1,323)       (263,984)       (113,385)

     (56,398)       (527,024)       (410,168)        (11,762)     (1,577,439)        (16,435)       (184,516)       (175,893)
     (33,589)         (5,516)             --              --              --              --         (71,308)          2,126
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


     (96,046)         44,430        (342,414)         22,271        (881,546)        725,703         (34,179)        573,854
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

      41,541         229,177        (346,880)         39,315        (770,930)        770,930         466,078         567,921

   2,311,414       2,082,237         346,880         307,565         770,930              --       3,958,381       3,390,460
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$  2,352,955    $  2,311,414      $       --    $    346,880     $        --    $    770,930    $  4,424,459    $  3,958,381
============    ============    ============    ============    ============    ============    ============    ============

   The accompanying notes are an integral part of these financial statements.

                      METLIFE OF CT SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                        DWSII MFS(R)Strategic Value      DWSII Mid Cap Growth          DWSII Moderate Allocation
                                           Subaccount (Class B)          Subaccount (Class B)            Subaccount (Class B)
                                     ----------------------------    ----------------------------    ----------------------------
                                          2006           2005            2006            2005            2006            2005
                                     ------------    ------------    ------------    ------------    ------------    ------------
Operations:
  Net investment income (loss) ...   $    (13,010)   $    (21,905)   $    (17,899)   $     (8,866)   $   (184,715)   $   (213,728)
  Realized gain (loss) ...........         88,172         169,017          11,240           5,833         298,866          20,267
  Change in unrealized gain (loss)
    on investments ...............        (27,069)       (188,711)         52,251          59,080       1,208,931         735,470
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in
      net assets resulting from
      operations .................         48,093         (41,599)         45,592          56,047       1,323,082         542,009
                                     ------------    ------------    ------------    ------------    ------------    ------------
Unit Transactions:
  Participant purchase payments ..         35,077         190,647          19,180         102,084         459,357      10,211,758
  Participant transfers from other
    funding options ..............         43,651          65,772         399,543         143,748         331,731       2,778,081
  Administrative charges .........           (417)           (455)           (183)           (178)         (3,520)         (1,521)
  Contract surrenders ............        (18,619)        (89,582)        (65,013)         (3,476)     (1,684,359)       (162,021)
  Participant transfers to other
    funding options ..............     (1,796,346)        (57,223)         (5,242)        (41,379)       (770,501)       (199,879)
  Other receipts/(payments) ......        (21,310)          4,194         (15,987)             --             987              --
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in
      net assets resulting from
      unit transactions ..........     (1,757,964)        113,353         332,298         200,799      (1,666,305)     12,626,418
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in
      net assets .................     (1,709,871)         71,754         377,890         256,846        (343,223)     13,168,427
Net Assets:
  Beginning of year ..............      1,709,871       1,638,117         609,095         352,249      16,426,882       3,258,455
                                     ------------    ------------    ------------    ------------    ------------    ------------
  End of year ....................    $        --    $  1,709,871    $    986,985    $    609,095    $ 16,083,659    $ 16,426,882
                                     ============    ============    ============    ============    ============    ============

   The accompanying notes are an integral part of these financial statements.

                      METLIFE OF CT SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

       DWSII Money Market       DWSII Oak Strategic Equity        DWSII Small Cap Growth           DWSII Strategic Income
      Subaccount (Class B)         Subaccount (Class B)            Subaccount (Class B)             Subaccount (Class B)
----------------------------    ----------------------------    ----------------------------    ----------------------------
     2006           2005            2006            2005            2006            2005            2006            2005
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$    132,761    $     29,232    $    (40,052)   $    (41,382)   $    (72,952)   $    (56,700)   $     97,765    $    168,872
          --              --         124,250          (1,371)         66,110          31,689          60,745          14,590

          --              --         (44,146)        (92,539)        113,034         242,497          82,155        (172,769)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


     132,761          29,232          40,052        (135,292)        106,192         217,486         240,665          10,693
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

     471,450       1,392,120          11,042         352,307         197,090         596,165         114,603         809,249

  16,643,634      13,435,273         163,914         141,174         186,131         948,580         329,190       1,694,653
        (626)           (542)           (403)           (389)           (676)           (643)           (531)           (460)
    (630,914)       (308,943)       (193,888)       (122,091)       (269,417)       (147,899)       (553,226)       (134,149)

 (14,541,486)    (15,829,361)     (2,268,924)       (121,203)       (128,172)       (154,104)     (1,367,677)       (499,111)
          --        (163,786)           (581)           (394)        (47,204)            515         (10,166)        (20,283)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


   1,942,058      (1,475,239)     (2,288,840)        249,404         (62,248)      1,242,614      (1,487,807)      1,849,899
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

   2,074,819      (1,446,007)     (2,248,788)        114,112          43,944       1,460,100      (1,247,142)      1,860,592

   4,571,754       6,017,761       2,248,788       2,134,676       3,693,553       2,233,453       4,816,027       2,955,435
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$  6,646,573    $  4,571,754      $       --    $  2,248,788    $  3,737,497    $  3,693,553    $  3,568,885    $  4,816,027
============    ============    ============    ============    ============    ============    ============    ============

   The accompanying notes are an integral part of these financial statements.

                      METLIFE OF CT SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                                                             DWSII Turner                  FAMVS Mercury
                                             DWSII Technology               Mid Cap Growth              Global Allocation V.I.
                                           Subaccount (Class B)          Subaccount (Class B)           Subaccount  (Class III)
                                     ----------------------------    ----------------------------    ----------------------------
                                          2006           2005            2006             2005           2006             2005
                                     ------------    ------------    ------------    ------------    ------------    ------------
Operations:
  Net investment income (loss) ...   $    (30,278)   $    (27,784)   $    (46,034)   $    (35,673)   $    (46,908)   $     54,303
  Realized gain (loss) ...........         42,420          30,067         209,647          33,353       1,070,877           3,869
  Change in unrealized gain (loss)
    on investments ...............        (47,800)         46,325         (78,781)        174,338        (438,871)        398,548
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in
      net assets resulting from
      operations .................        (35,658)         48,608          84,832         172,018         585,098         456,720
                                     ------------    ------------    ------------    ------------    ------------    ------------
Unit Transactions:
  Participant purchase payments ..         54,452         306,847          45,068         287,473          88,510       3,167,563
  Participant transfers from other
    funding options ..............        414,981         607,197         229,853         246,846         145,138       1,625,272
  Administrative charges .........           (473)           (464)           (595)           (524)             --            (548)
  Contract surrenders ............        (75,758)       (116,351)        (32,948)        (68,464)        (10,295)        (19,003)
  Participant transfers to other
    funding options ..............       (761,825)       (444,153)       (188,113)       (166,140)     (7,578,365)       (132,001)
  Other receipts/(payments) ......             --          (7,905)        (37,272)         (7,794)        (62,764)        (21,242)
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in
      net assets resulting from
      unit transactions ..........       (368,623)        345,171          15,993         291,397      (7,417,776)      4,620,041
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in
      net assets .................       (404,281)        393,779         100,825         463,415      (6,832,678)      5,076,761
Net Assets:
  Beginning of year ..............      1,773,198       1,379,419       2,111,541       1,648,126       6,832,678       1,755,917
                                     ------------    ------------    ------------    ------------    ------------    ------------
  End of year ....................   $  1,368,917    $  1,773,198    $  2,212,366    $  2,111,541    $         --    $  6,832,678
                                     ============    ============    ============    ============    ============    ============

   The accompanying notes are an integral part of these financial statements.

                      METLIFE OF CT SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                STATEMENTS OF CHANGES IN NET ASSETS-- (Continued)
                 For the years ended December 31, 2006 and 2005

          FAMVS Mercury               FTVIPT Franklin                  FTVIPT Franklin                    FTVIPT
    Value Opportunities V.I.    Rising Dividends Securities    Small-Mid Cap Growth Securities    Mutual Shares Securities
     Subaccount (Class III)        Subaccount (Class 2)             Subaccount (Class 2)            Subaccount (Class 2)
----------------------------    ----------------------------    ----------------------------    ----------------------------
     2006           2005            2006            2005            2006            2005            2006            2005
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$    (25,354)   $    (24,324)   $   (121,560)   $   (125,897)   $   (123,299)   $   (104,963)   $    (29,542)   $    (38,070)
    (818,886)      1,334,118         443,516         149,653         106,734          33,666         926,244          32,412

   1,251,725      (1,047,209)      1,699,027         215,621         431,716         269,859        (597,947)        311,145
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


     407,485         262,585       2,020,983         239,377         415,151         198,562         298,755         305,487
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

      20,480       1,401,122       1,418,385       1,794,596         580,411         802,953         117,732       1,007,211

     197,457         981,052       1,850,034       1,677,995         501,094         945,924         214,561         542,012
          (5)           (617)         (3,954)         (3,639)         (2,497)         (2,473)            (13)         (1,020)
     (52,807)        (22,550)       (791,258)       (591,912)       (237,743)       (177,186)        (18,867)        (80,040)

  (4,132,410)       (272,621)     (1,520,511)     (1,162,164)       (505,046)       (386,205)     (4,857,692)       (110,220)
          --         (12,729)       (616,132)        (10,014)        (22,222)        (61,657)             --         (50,224)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


  (3,967,285)      2,073,657         336,564       1,704,862         313,997       1,121,356      (4,544,279)      1,307,719
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

  (3,559,800)      2,336,242       2,357,547       1,944,239         729,148       1,319,918      (4,245,524)      1,613,206

   3,559,800       1,223,558      13,569,309      11,625,070       6,113,803       4,793,885       4,245,524       2,632,318
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$         --    $  3,559,800    $ 15,926,856    $ 13,569,309    $  6,842,951    $  6,113,803    $         --    $  4,245,524
============    ============    ============    ============    ============    ============    ============    ============

   The accompanying notes are an integral part of these financial statements.

                      METLIFE OF CT SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                             FTVIPT Templeton              FTVIPT Templeton               FTVIPT Templeton
                                       Developing Markets Securities      Foreign Securities              Growth Securities
                                            Subaccount (Class 2)          Subaccount (Class 2)           Subaccount (Class 2)
                                     ----------------------------    ----------------------------    ----------------------------
                                         2006            2005            2006            2005            2006            2005
                                     ------------    ------------    ------------    ------------    ------------    ------------
Operations:
  Net investment income (loss) ...   $    (64,089)   $    (31,822)   $    (85,293)   $    (60,458)   $    (63,855)   $    (59,356)
  Realized gain (loss) ...........        285,120          76,156         340,467          49,185       1,980,555          14,571
  Change in unrealized gain (loss)
    on investments ...............      1,401,553       1,019,075       1,964,436         780,525      (1,095,501)        578,013
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in
      net assets resulting from
      operations .................      1,622,584       1,063,409       2,219,610         769,252         821,199         533,228
                                     ------------    ------------    ------------    ------------    ------------    ------------
Unit Transactions:
  Participant purchase payments ..        494,813       1,537,658       1,292,665       3,028,545         278,654       4,355,869
  Participant transfers from other
    funding options ..............      1,407,404       1,456,492       2,084,253       2,086,979         228,855         875,026
  Administrative charges .........         (2,050)         (1,199)         (3,075)         (2,335)            (11)         (1,931)
  Contract surrenders ............       (277,104)        (64,399)       (350,601)       (239,490)        (35,388)        (72,187)
  Participant transfers to other
    funding options ..............     (1,085,606)       (548,837)     (1,276,660)       (704,750)    (10,654,832)       (172,515)
  Other receipts/(payments) ......        (65,372)        (64,564)       (485,851)          8,656          (8,066)        (49,158)
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in
      net assets resulting from
      unit transactions ..........        472,085       2,315,151       1,260,731       4,177,605     (10,190,788)      4,935,104
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in
      net assets .................      2,094,669       3,378,560       3,480,341       4,946,857      (9,369,589)      5,468,332
Net Assets:
  Beginning of year ..............      6,198,536       2,819,976      10,685,610       5,738,753       9,369,589       3,901,257
                                     ------------    ------------    ------------    ------------    ------------    ------------
  End of year ....................   $  8,293,205    $  6,198,536    $ 14,165,951    $ 10,685,610    $         --    $  9,369,589
                                     ============    ============    ============    ============    ============    ============

   The accompanying notes are an integral part of these financial statements.

                      METLIFE OF CT SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                                                        Janus Aspen                   Janus Aspen
        High Yield Bond            Janus Aspen Balanced             Global Life Sciences            Global Technology
           Subaccount            Subaccount (Service Shares)     Subaccount (Service Shares)     Subaccount (Service Shares)
----------------------------    ----------------------------    ----------------------------    ----------------------------
    2006            2005            2006            2005            2006            2005            2006            2005
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$    169,071    $    (41,628)   $     (5,511)   $        253    $    (16,119)   $    (14,745)   $    (17,304)   $    (14,984)
     (71,617)           (138)        127,704          17,117          32,681          13,047          24,952           6,576

     (34,534)         47,965         (95,085)         25,489          13,311          71,853          38,732          84,265
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


      62,920           6,199          27,108          42,859          29,873          70,155          46,380          75,857
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

     140,053       2,204,944             535          27,720          16,151          64,926          66,751         174,200

     105,939         341,982          34,925          42,898           9,194           8,295          49,997          82,072
         (10)           (668)             --            (442)           (221)           (223)           (303)           (260)
     (22,722)        (46,992)         (9,556)        (11,739)       (115,695)        (16,517)        (47,072)        (22,480)

  (3,185,933)       (297,768)       (883,924)       (211,903)        (19,749)        (20,785)        (99,195)        (61,518)
      (1,166)             --              --              --              --         (83,384)             --         (87,746)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


  (2,963,839)      2,201,498        (858,020)       (153,466)       (110,320)        (47,688)        (29,822)         84,268
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

  (2,900,919)      2,207,697        (830,912)       (110,607)        (80,447)         22,467          16,558         160,125

   2,900,919         693,222         830,912         941,519         758,643         736,176         859,780         699,655
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
 $        --    $  2,900,919     $        --    $    830,912    $    678,196    $    758,643    $    876,338    $    859,780
============    ============    ============    ============    ============    ============    ============    ============

    The accompanying notes are an integral part of these financial statements.

                      METLIFE OF CT SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                               Janus Aspen               Lazard Retirement
                                             Worldwide Growth                 Small Cap                     LMPVPI All Cap
                                        Subaccount (Service Shares)          Subaccount                   Subaccount (Class I)
                                     ----------------------------    ----------------------------    ----------------------------
                                          2006            2005           2006            2005            2006            2005
                                     ------------    ------------    ------------    ------------    ------------    ------------
Operations:
  Net investment income (loss) ...   $     (1,401)   $     (2,944)   $    (63,116)   $    (63,977)   $    (20,986)   $    (25,658)
  Realized gain (loss) ...........          7,193           4,021         661,094         279,487         206,041          22,154
  Change in unrealized gain (loss)
    on investments ...............         53,472          10,448        (181,352)       (112,328)        395,468          96,413
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in
      net assets resulting from
      operations .................         59,264          11,525         416,626         103,182         580,523          92,909
                                     ------------    ------------    ------------    ------------    ------------    ------------
Unit Transactions:
  Participant purchase payments ..         11,655           8,918         147,775       1,103,515         123,704       1,165,281
  Participant transfers from other
    funding options ..............         24,664          12,534         191,318         447,317         178,410         185,814
  Administrative charges .........           (148)           (151)         (1,331)         (1,089)         (1,463)         (1,295)
  Contract surrenders ............        (21,948)         (6,712)        (80,189)        (79,693)       (146,619)        (48,524)
  Participant transfers to other
    funding options ..............        (10,146)        (34,845)     (4,251,980)       (364,751)       (184,433)       (294,275)
  Other receipts/(payments) ......             --         (12,493)            690         (38,551)        (22,122)        (10,974)
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in
      net assets resulting from
      unit transactions ..........          4,077         (32,749)     (3,993,717)      1,066,748         (52,523)        996,027
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in
      net assets .................         63,341         (21,224)     (3,577,091)      1,169,930         528,000       1,088,936
Net Assets:
  Beginning of year ..............        372,445         393,669       3,577,091       2,407,161       3,648,656       2,559,720
                                     ------------    ------------    ------------    ------------    ------------    ------------
  End of year ....................   $    435,786    $    372,445    $         --    $  3,577,091    $  4,176,656    $  3,648,656
                                     ============    ============    ============    ============    ============    ============

   The accompanying notes are an integral part of these financial statements.

                      METLIFE OF CT SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

         LMPVPI All Cap               LMPVPI Investors             LMPVPI Large Cap Growth        LMPVPI Small Cap Growth
      Subaccount (Class II)         Subaccount (Class I)            Subaccount (Class I)            Subaccount (Class I)
----------------------------    ----------------------------    ----------------------------    ----------------------------
    2006            2005            2006            2005            2006            2005            2006            2005
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$        660    $         29    $     (4,734)   $    (14,897)   $    (44,284)   $    (42,260)   $    (91,715)   $    (75,360)
      16,787              11         107,779          27,879          10,883           4,786         305,339         381,965

      30,637             219         254,363          88,170          87,083         121,746         262,389        (140,591)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


      48,084             259         357,408         101,152          53,682          84,272         476,013         166,014
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

     278,178           2,650          33,299         300,410          30,305         253,028         118,919       1,039,839

     138,505          11,918         237,107          52,026         109,367          90,589         299,585         445,443
          (9)             --            (742)           (668)           (914)           (951)         (1,780)         (1,591)
     (14,819)             --         (69,256)        (38,309)        (59,463)        (56,444)       (126,981)        (83,650)

         (18)             --        (119,305)       (188,440)       (108,396)       (104,336)       (375,354)       (332,483)
          --              --              --              --              --         (27,131)        (31,748)          5,963
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


     401,837          14,568          81,103         125,019         (29,101)        154,755        (117,359)      1,073,521
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

     449,921          14,827         438,511         226,171          24,581         239,027         358,654       1,239,535

      14,827              --       2,168,189       1,942,018       2,433,262       2,194,235       4,428,155       3,188,620
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$    464,748    $     14,827    $  2,606,700    $  2,168,189    $  2,457,843    $  2,433,262    $  4,786,809    $  4,428,155
============    ============    ============    ============    ============    ============    ============    ============

   The accompanying notes are an integral part of these financial statements.

                      METLIFE OF CT SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                         LMPVPI Total Return          LMPVPII Aggressive Growth       LMPVPII Aggressive Growth
                                        Subaccount (Class II)           Subaccount (Class I)            Subaccount (Class II)
                                     ----------------------------    ----------------------------    ----------------------------
                                          2006            2005           2006            2005            2006             2005
                                     ------------    ------------    ------------    ------------    ------------    ------------
Operations:
  Net investment income (loss) ...   $     10,009    $     (8,465)   $   (109,787)   $    (75,059)   $   (172,469)   $   (142,978)
  Realized gain (loss) ...........        138,276          63,439         143,138          17,232         233,812         109,109
  Change in unrealized gain (loss)
    on investments ...............        310,044           1,428         448,036         419,497         667,874         611,987
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in
      net assets resulting from
      operations .................        458,329          56,402         481,387         361,670         729,217         578,118
                                     ------------    ------------    ------------    ------------    ------------    ------------
Unit Transactions:
  Participant purchase payments ..        964,567         540,433         358,452       1,622,498       1,809,301       1,060,727
  Participant transfers from other
    funding options ..............        451,529         392,150         274,334         791,597         465,490         595,897
  Administrative charges .........         (1,697)         (1,808)         (1,691)         (1,479)         (2,778)         (2,870)
  Contract surrenders ............       (220,635)       (243,338)        (85,543)        (34,100)       (254,407)       (430,901)
  Participant transfers to other
    funding options ..............       (173,375)       (544,708)       (883,245)       (285,633)       (563,178)       (721,385)
  Other receipts/(payments) ......       (224,454)        (59,383)             --         (15,995)       (639,474)          7,991
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in
      net assets resulting from
      unit transactions ..........        795,935          83,346        (337,693)      2,076,888         814,954         509,459
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in
      net assets .................      1,254,264         139,748         143,694       2,438,558       1,544,171       1,087,577
Net Assets:
  Beginning of year ..............      4,304,532       4,164,784       5,627,467       3,188,909       8,186,452       7,098,875
                                     ------------    ------------    ------------    ------------    ------------    ------------
  End of year ....................   $  5,558,796    $  4,304,532    $  5,771,161    $  5,627,467    $  9,730,623    $  8,186,452
                                     ============    ============    ============    ============    ============    ============

   The accompanying notes are an integral part of these financial statements.

                      METLIFE OF CT SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

    LMPVPII Equity Index         LMPVPII Growth and Income        LMPVPIII Adjustable Rate       LMPVPIII Social Awareness
    Subaccount (Class II)          Subaccount (Class I)             Income Subaccount                Stock Subaccount
----------------------------    ----------------------------    ----------------------------    ----------------------------
     2006            2005           2006            2005            2006            2005            2006            2005
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$    (53,937)   $    (46,177)   $    (24,725)   $    (22,050)   $     55,238    $     36,429    $    (10,770)   $     (5,282)
     255,584          54,899          35,382           5,750             588             920           3,512           3,254

     861,188         224,450         144,412          43,830         (10,073)        (30,239)         58,767          23,734
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


   1,062,835         233,172         155,069          27,530          45,753           7,110          51,509          21,706
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

     123,018       1,976,652          38,590         230,111          63,969         898,735         149,013         234,650

     230,907         958,391          44,030          39,678         210,629         438,298          12,515          46,275
      (3,793)         (3,593)           (451)           (412)           (554)           (452)           (135)            (50)
    (341,592)       (283,275)        (71,551)        (30,950)       (130,247)        (99,380)        (26,418)        (13,851)

    (599,792)       (622,628)        (66,805)        (16,164)       (293,434)        (72,746)        (16,346)           (612)
     (13,972)       (111,616)             --              --              --              --              --             699
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


    (605,224)      1,913,931         (56,187)        222,263        (149,637)      1,164,455         118,629         267,111
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

     457,611       2,147,103          98,882         249,793        (103,884)      1,171,565         170,138         288,817

   8,557,355       6,410,252       1,542,138       1,292,345       2,394,901       1,223,336         781,253         492,436
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$  9,014,966    $  8,557,355    $  1,641,020    $  1,542,138    $  2,291,017    $  2,394,901    $    951,391    $    781,253
============    ============    ============    ============    ============    ============    ============    ============

   The accompanying notes are an integral part of these financial statements.

                      METLIFE OF CT SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                                Lord Abbett                  Lord Abbett
                                            Growth and Income               Mid-Cap Value
                                           Subaccount (Class VC)         Subaccount (Class VC)         Managed Assets Subaccount
                                     ----------------------------    ----------------------------    ----------------------------
                                          2006           2005            2006            2005            2006            2005
                                     ------------    ------------    ------------    ------------    ------------    ------------
Operations:
  Net investment income (loss) ...   $    (58,888)   $    (41,396)   $   (129,119)   $    (88,308)   $     38,149    $    (37,421)
  Realized gain (loss) ...........        341,546         466,074         786,381         548,326         142,380          20,010
  Change in unrealized gain (loss)
    on investments ...............        853,281        (223,053)        202,232          28,896        (110,207)         78,419
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in
      net assets resulting from
      operations .................      1,135,939         201,625         859,494         488,914          70,322          61,008
                                     ------------    ------------    ------------    ------------    ------------    ------------
Unit Transactions:
  Participant purchase payments ..        551,629       3,788,668         431,326       3,847,321          97,583       1,307,061
  Participant transfers from other
    funding options ..............        293,588         807,009         470,000       1,318,689          17,381         176,947
  Administrative charges .........         (2,507)         (1,658)         (2,615)         (1,870)             --            (426)
  Contract surrenders ............       (191,531)       (177,371)       (163,826)       (159,822)         (3,954)        (19,857)
  Participant transfers to other
    funding options ..............       (698,537)       (295,057)       (885,587)       (510,305)     (2,429,467)       (259,744)
  Other receipts/(payments) ......       (122,855)        (11,792)         (7,342)        (53,994)         (3,497)             --
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in
      net assets resulting from
      unit transactions ..........       (170,213)      4,109,799        (158,044)      4,440,019      (2,321,954)      1,203,981
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in
      net assets .................        965,726       4,311,424         701,450       4,928,933      (2,251,632)      1,264,989
Net Assets:
  Beginning of year ..............      7,631,228       3,319,804       8,648,158       3,719,225       2,251,632         986,643
                                     ------------    ------------    ------------    ------------    ------------    ------------
  End of year ....................   $  8,596,954    $  7,631,228    $  9,349,608    $  8,648,158    $         --    $  2,251,632
                                     ============    ============    ============    ============    ============    ============

   The accompanying notes are an integral part of these financial statements.

                      METLIFE OF CT SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

       MIST Batterymarch              MIST BlackRock               MIST BlackRock                  MIST Dreman
          Mid-Cap Stock                 High Yield                 Large-Cap Core                Small-Cap Value
      Subaccount (Class A)         Subaccount (Class A)         Subaccount (Class A)          Subaccount (Class A)
  --------------------------------------------------------------------------------------- --------------------------
       2006           2005          2006           2005          2006           2005           2006          2005
  ------------   ------------  ------------   ------------   ------------  ------------   ------------  ------------
   $   (37,764)  $         --   $   (41,105)  $         --   $    (65,156) $         --   $       (475) $         --
       (26,899)            --         5,835             --          6,546            --         (1,699)           --

      (107,302)            --       192,216             --        335,937            --         11,028            --
  ------------   ------------  ------------   ------------   ------------  ------------   ------------  ------------


      (171,965)            --       156,946             --        277,327            --          8,854            --
  ------------   ------------  ------------   ------------   ------------  ------------   ------------  ------------

        26,572             --        19,962             --         44,117            --             --            --

     3,382,590             --     3,367,535             --      4,966,036            --        207,765            --
          (931)            --          (839)            --         (1,239)           --            (37)           --
      (125,113)            --      (178,543)            --       (164,369)           --        (31,630)           --

      (166,425)            --      (173,359)            --       (116,042)           --        (28,780)           --
       (35,231)            --       (24,559)            --             --            --             --            --
  ------------   ------------  ------------   ------------   ------------  ------------   ------------  ------------


     3,081,462             --     3,010,197             --      4,728,503            --        147,318            --
  ------------   ------------  ------------   ------------   ------------  ------------   ------------  ------------

     2,909,497             --     3,167,143             --      5,005,830            --        156,172            --

            --             --            --             --             --            --             --            --
  ------------   ------------  ------------   ------------   ------------  ------------   ------------  ------------
   $ 2,909,497   $         --   $ 3,167,143   $         --   $  5,005,830  $         --   $    156,172  $         --
  ============   ============  ============   ============   ============  ============   ============  ============

   The accompanying notes are an integral part of these financial statements.

                      METLIFE OF CT SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                               MIST Harris                   MIST Janus               MIST Legg Mason Partners
                                           Oakmark International        Capital Appreciation              Managed Assets
                                           Subaccount (Class A)         Subaccount (Class A)            Subaccount (Class A)
                                     ----------------------------    ----------------------------    ----------------------------
                                          2006            2005           2006            2005            2006            2005
                                     ------------    ------------    ------------    ------------    ------------    ------------
Operations:
  Net investment income (loss) ...   $    (35,929)   $         --    $    (58,208)   $         --    $    (32,136)   $         --
  Realized gain (loss) ...........            595              --         (26,700)             --          (2,507)             --
  Change in unrealized gain (loss)
    on investments ...............        334,756              --         162,334              --         161,804              --
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in
      net assets resulting from
      operations .................        299,422              --          77,426              --         127,161              --
                                     ------------    ------------    ------------    ------------    ------------    ------------
Unit Transactions:
  Participant purchase payments ..        109,661              --          53,116              --           9,624              --
  Participant transfers from other
    funding options ..............      3,247,889              --       4,882,583              --       2,510,471              --
  Administrative charges .........           (865)             --          (1,676)             --            (799)             --
  Contract surrenders ............        (37,154)             --        (138,954)             --         (68,771)             --
  Participant transfers to other
    funding options ..............       (188,938)             --        (301,443)             --         (66,343)             --
  Other receipts/(payments) ......             --              --         (38,381)             --              --              --
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in
      net assets resulting from
      unit transactions ..........      3,130,593              --       4,455,245              --       2,384,182              --
                                     ------------    ------------    ------------    ------------    ------------    ------------
    Net increase (decrease) in
      net assets .................      3,430,015              --       4,532,671              --       2,511,343              --
Net Assets:
  Beginning of year ..............             --              --              --              --              --              --
                                     ------------    ------------    ------------    ------------    ------------    ------------
  End of year ....................   $  3,430,015    $         --    $  4,532,671    $         --    $  2,511,343    $         --
                                     ============    ============    ============    ============    ============    ============

   The accompanying notes are an integral part of these financial statements.

                      METLIFE OF CT SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

       MIST Lord Abbett             MIST Lord Abbett             MIST Lord Abbett               MIST Met/AIM
        Bond Debenture             Growth and Income              Mid-Cap Value             Capital Appreciation
     Subaccount (Class A)         Subaccount (Class B)         Subaccount (Class B)         Subaccount (Class A)
 --------------------------------------------------------------------------------------- --------------------------
      2006           2005          2006           2005          2006           2005           2006          2005
 ------------   ------------  ------------   ------------   ------------  ------------   ------------  ------------
  $   (48,821)  $         --   $   (72,552)  $         --   $     (1,283) $         --   $    (13,343) $         --
        6,026             --        12,847             --             48            --        137,629            --

      220,030             --       506,185             --         15,507            --       (149,716)           --
 ------------   ------------  ------------   ------------   ------------  ------------   ------------  ------------


      177,235             --       446,480             --         14,272            --        (25,430)           --
 ------------   ------------  ------------   ------------   ------------  ------------   ------------  ------------

       90,623             --       176,613             --            838            --         11,567            --

    3,942,427             --     6,379,261             --        129,902            --      1,432,239            --
         (962)            --        (1,708)            --            (15)           --           (473)           --
     (129,369)            --      (234,497)            --             --            --        (96,323)           --

     (102,714)            --      (296,772)            --             --            --       (114,780)           --
      (24,418)            --       (47,356)            --             --            --             --            --
 ------------   ------------  ------------   ------------   ------------  ------------   ------------  ------------


    3,775,587             --     5,975,541             --        130,725            --      1,232,230            --
 ------------   ------------  ------------   ------------   ------------  ------------   ------------  ------------

    3,952,822             --     6,422,021             --        144,997            --      1,206,800            --

           --             --            --             --             --            --             --            --
 ------------   ------------  ------------   ------------   ------------  ------------   ------------  ------------
   $3,952,822   $         --    $6,422,021   $         --   $    144,997  $         --   $  1,206,800  $         --
 ============   ============  ============   ============   ============  ============   ============  ============

   The accompanying notes are an integral part of these financial statements.

                      METLIFE OF CT SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                               MIST Met/AIM                                              MIST Neuberger
                                             Small Cap Growth            MIST MFS(R) Value             Berman Real Estate
                                           Subaccount (Class A)         Subaccount (Class A)           Subaccount (Class A)
                                     ----------------------------   ----------------------------   ----------------------------
                                         2006            2005           2006            2005           2006            2005
                                     ------------    ------------   ------------    ------------   ------------    ------------
Operations:
  Net investment income (loss) ...   $     (1,263)   $         --   $     (1,277)   $         --   $   (116,877)   $         --
  Realized gain (loss) ...........            770              --        157,663              --        102,019              --
  Change in unrealized gain (loss)
    on investments ...............            944              --        195,794              --      1,769,903              --
                                     ------------    ------------   ------------    ------------   ------------    ------------
    Net increase (decrease) in
      net assets resulting from
      operations .................            451              --        352,180              --      1,755,045              --
                                     ------------    ------------   ------------    ------------   ------------    ------------
Unit Transactions:
  Participant purchase payments ..          2,109              --         29,872              --         80,821              --
  Participant transfers from other
    funding options ..............        148,815              --      3,708,233              --      8,935,188              --
  Administrative charges .........            (44)             --           (914)             --         (3,311)             --
  Contract surrenders ............         (5,384)             --        (41,158)             --       (534,935)             --
  Participant transfers to other
    funding options ..............        (28,603)             --       (247,813)             --       (503,334)             --
  Other receipts/(payments) ......             --              --             --              --       (122,839)             --
                                     ------------    ------------   ------------    ------------   ------------    ------------
    Net increase (decrease) in
      net assets resulting from
      unit transactions ..........        116,893              --      3,448,220              --      7,851,590              --
                                     ------------    ------------   ------------    ------------   ------------    ------------
    Net increase (decrease) in
      net assets .................        117,344              --      3,800,400              --      9,606,635              --
Net Assets:
  Beginning of year ..............             --              --             --              --             --              --
                                     ------------    ------------   ------------    ------------   ------------    ------------
  End of year ....................   $    117,344    $         --   $  3,800,400    $         --   $  9,606,635    $         --
                                     ============    ============   ============    ============   ============    ============

   The accompanying notes are an integral part of these financial statements.

                      METLIFE OF CT SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

       MIST Oppenheimer                                                MIST Pioneer                    MIST Pioneer
     Capital Appreciation             MIST Pioneer Fund                Mid-Cap Value                 Strategic Income
     Subaccount (Class B)           Subaccount (Class A)           Subaccount (Class A)            Subaccount (Class A)
----------------------------    ----------------------------    ----------------------------    ----------------------------
      2006           2005           2006            2005            2006             2005           2006           2005
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$    (76,555)   $         --    $    (10,137)   $         --    $       (673)   $         --    $    205,830    $         --
     (19,781)             --           1,735              --           1,333              --           4,692              --

     201,041              --          61,445              --           4,788              --         (14,514)             --
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


     104,705              --          53,043              --           5,448              --         196,008              --
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

     545,011              --             318              --          19,481              --          92,288              --

   6,818,333              --         809,721              --          68,812              --       6,369,643              --
      (1,964)             --            (200)             --             (10)             --          (1,608)             --
    (252,255)             --         (12,069)             --              --              --        (202,697)             --

    (432,352)             --         (63,445)             --            (639)             --        (220,831)             --
     (24,172)             --              --              --              --              --              --              --
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


   6,652,601              --         734,325              --          87,644              --       6,036,795              --
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

   6,757,306              --         787,368              --          93,092              --       6,232,803              --

          --              --              --              --              --              --              --              --
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$  6,757,306    $         --    $    787,368    $         --    $     93,092    $         --    $  6,232,803    $         --
============    ============    ============    ============    ============    ============    ============    ============

   The accompanying notes are an integral part of these financial statements.

                      METLIFE OF CT SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                            MIST Third Avenue              MSF BlackRock                 MSF BlackRock
                                             Small Cap Value             Aggressive Growth                Bond Income
                                           Subaccount (Class B)         Subaccount (Class D)          Subaccount (Class A)
                                     ----------------------------   ----------------------------   ----------------------------
                                          2006           2005           2006            2005           2006            2005
                                     ------------    ------------   ------------    ------------   ------------    ------------
Operations:
  Net investment income (loss) ...   $    (67,930)   $         --   $    (49,116)   $         --   $    (75,218)  $          --
  Realized gain (loss) ...........         (2,287)             --        (17,853)             --          7,673              --
  Change in unrealized gain (loss)
    on investments ...............        266,081              --        (29,631)             --        282,814              --
                                     ------------    ------------   ------------    ------------   ------------    ------------
    Net increase (decrease) in
      net assets resulting from
      operations .................        195,864              --        (96,600)             --        215,269              --
                                     ------------    ------------   ------------    ------------   ------------    ------------
Unit Transactions:
  Participant purchase payments ..         55,903              --         31,323              --         74,359              --
  Participant transfers from other
    funding options ..............      8,158,142              --      4,411,178              --      6,122,130              --
  Administrative charges .........           (968)             --         (1,422)             --         (2,185)             --
  Contract surrenders ............        (49,139)             --       (198,658)             --       (118,075)             --
  Participant transfers to other
    funding options ..............       (128,110)             --       (270,872)             --       (219,485)             --
  Other receipts/(payments).......             --              --         (5,463)             --        (17,804)             --
                                     ------------    ------------   ------------    ------------   ------------    ------------
    Net increase (decrease) in
      net assets resulting from
      unit transactions ..........      8,035,828              --      3,966,086              --      5,838,940              --
                                     ------------    ------------   ------------    ------------   ------------    ------------
    Net increase (decrease) in
      net assets .................      8,231,692              --      3,869,486              --      6,054,209              --
Net Assets:
  Beginning of year ..............             --              --             --              --             --              --
                                     ------------    ------------   ------------    ------------   ------------    ------------
  End of year ....................   $  8,231,692    $         --   $  3,869,486    $         --   $  6,054,209    $         --
                                     ============    ============   ============    ============   ============    ============

   The accompanying notes are an integral part of these financial statements.

                      METLIFE OF CT SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

        MSF BlackRock                                                                                  MSF MetLife
        Money Market                  MSF FI Large Cap               MSF FI Value Leaders          Aggressive Allocation
    Subaccount (Class A)            Subaccount (Class A)             Subaccount (Class D)           Subaccount (Class B)
----------------------------    ----------------------------    ----------------------------    ----------------------------
    2006            2005           2006             2005            2006           2005             2006            2005
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$    468,589    $         --    $    (40,792)   $         --    $    (67,889)   $         --    $    (17,324)   $         --
          --              --         (14,144)             --         (12,720)             --            (500)             --

          --              --          89,772              --         191,288              --          97,284              --
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


     468,589              --          34,836              --         110,679              --          79,460              --
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

   4,938,142              --          54,289              --          50,211              --          44,202              --

  28,072,278              --       3,552,601              --       5,445,110              --       1,393,310              --
      (6,716)             --          (1,253)             --          (2,127)             --            (140)             --
  (1,613,843)             --         (71,574)             --        (126,236)             --          (2,117)             --

  (9,227,256)             --        (203,059)             --        (196,829)             --         (18,702)             --
    (559,294)             --              --              --         (21,356)             --              --              --
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


  21,603,311              --       3,331,004              --       5,148,773              --       1,416,553              --
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

  22,071,900              --       3,365,840              --       5,259,452              --       1,496,013              --

          --              --              --              --              --              --              --              --
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$ 22,071,900    $         --    $  3,365,840    $         --    $  5,259,452    $         --    $  1,496,013    $         --
============    ============    ============    ============    ============    ============    ============    ============

   The accompanying notes are an integral part of these financial statements.

                      METLIFE OF CT SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                               MSF MetLife           MSF MetLife Conservative to           MSF MetLife
                                          Conservative Allocation        Moderate Allocation           Moderate Allocation
                                           Subaccount (Class B)         Subaccount (Class B)           Subaccount (Class B)
                                     ----------------------------   ----------------------------   ----------------------------
                                          2006            2005           2006           2005           2006            2005
                                     ------------    ------------   ------------    ------------   ------------    ------------
Operations:
  Net investment income (loss) ...   $     (3,821)   $         --   $     (2,959)   $         --   $    (38,939)   $         --
  Realized gain (loss) ...........            192              --            129              --        (27,444)             --
  Change in unrealized gain (loss)
    on investments ...............         14,807              --         14,915              --        169,043              --
                                     ------------    ------------   ------------    ------------   ------------    ------------
    Net increase (decrease) in
      net assets resulting from
      operations .................         11,178              --         12,085              --        102,660              --
                                     ------------    ------------   ------------    ------------   ------------    ------------
Unit Transactions:
  Participant purchase payments ..              5              --          6,534              --        221,586              --
  Participant transfers from other
    funding options...............        296,856              --        250,125              --      3,629,772              --
  Administrative charges..........           (192)             --           (178)             --           (780)             --
  Contract surrenders ............         (2,053)             --         (1,947)             --        (33,077)             --
  Participant transfers to other
    funding options ..............         (6,494)             --           (106)             --     (1,166,090)             --
  Other receipts/(payments).......             --              --             --              --             --              --
                                     ------------    ------------   ------------    ------------   ------------    ------------
    Net increase (decrease) in
      net assets resulting from
      unit transactions...........        288,122              --        254,428              --      2,651,411              --
                                     ------------    ------------   ------------    ------------   ------------    ------------
    Net increase (decrease) in
      net assets..................        299,300              --        266,513              --      2,754,071              --
Net Assets:
  Beginning of year ..............             --              --             --              --             --              --
                                     ------------    ------------   ------------    ------------   ------------    ------------
  End of year ....................   $    299,300    $         --   $    266,513    $         --   $  2,754,071    $         --
                                     ============    ============   ============    ============   ============    ============

   The accompanying notes are an integral part of these financial statements.

                      METLIFE OF CT SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

   MSF MetLife Moderate to                                                                           MSF Oppenheimer
    Aggressive Allocation          MSF MFS(R)Total Return          MSF MFS(R)Total Return             Global Equity
    Subaccount (Class B)            Subaccount (Class B)             Subaccount (Class F)           Subaccount (Class B)
----------------------------    ----------------------------    ----------------------------    ----------------------------
     2006           2005            2006            2005           2006            2005             2006            2007
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$    (60,850)   $         --    $    (50,293)   $         --    $   (295,918)   $         --    $   (326,334)   $         --
         (45)             --          12,394              --          13,570              --        (100,362)             --

     297,686              --         282,693              --       1,741,389              --       1,757,127              --
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


     236,791              --         244,794              --       1,459,041              --       1,330,431              --
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

       2,915              --           1,118              --         408,432              --         873,719              --

   4,413,123              --       4,106,442              --      22,963,885              --      28,404,149              --
        (360)             --            (768)             --          (8,396)             --          (7,019)             --
     (30,689)             --        (324,693)             --        (574,077)             --        (692,568)             --

     (10,813)             --         (39,290)             --        (809,449)             --      (1,862,510)             --
          --              --         (18,744)             --         (26,767)             --        (143,193)             --
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


   4,374,176              --       3,724,065              --      21,953,628              --      26,572,578              --
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

   4,610,967              --       3,968,859              --      23,412,669              --      27,903,009              --

          --              --              --              --              --              --              --              --
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$  4,610,967    $         --    $  3,968,859    $         --    $ 23,412,669    $         --    $ 27,903,009    $         --
============    ============    ============    ============    ============    ============    ============    ============

   The accompanying notes are an integral part of these financial statements.

                      METLIFE OF CT SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                                                           MSF Western                   MSF Western
                                           MSF T. Rowe Price             Asset Management              Asset Management
                                           Large Cap Growth               High Yield Bond               U.S. Government
                                         Subaccount (Class B)           Subaccount (Class A)          Subaccount (Class A)
                                     ----------------------------   ----------------------------   ----------------------------
                                         2006            2005           2006            2005           2006             2005
                                     ------------    ------------   ------------    ------------   ------------    ------------
Operations:
  Net investment income (loss)....   $    (20,520)   $         --   $    (39,368)   $         --   $    (26,307)   $         --
  Realized gain (loss)............            358              --          5,377              --          7,071              --
  Change in unrealized gain (loss)
    on investments................        135,791              --        210,321              --         91,291              --
                                     ------------    ------------   ------------    ------------   ------------    ------------
    Net increase (decrease) in
      net assets resulting from
      operations .................        115,629              --        176,330              --         72,055              --
                                     ------------    ------------   ------------    ------------   ------------    ------------
Unit Transactions:
  Participant purchase payments...         62,803              --         43,842              --         36,569              --
  Participant transfers from other
    funding options...............      1,689,032              --      3,095,937              --      2,354,240              --
  Administrative charges..........           (377)             --         (1,265)             --           (852)             --
  Contract surrenders.............        (43,243)             --        (79,181)             --        (56,097)             --
  Participant transfers to other
    funding options...............        (29,325)             --       (158,584)             --       (242,872)             --
  Other receipts/(payments).......             --              --         (3,083)             --        (17,889)             --
                                     ------------    ------------   ------------    ------------   ------------    ------------
    Net increase (decrease) in
      net assets resulting from
      unit transactions...........      1,678,890              --      2,897,666              --      2,073,099              --
                                     ------------    ------------   ------------    ------------   ------------    ------------
    Net increase (decrease) in
      net assets..................      1,794,519              --      3,073,996              --      2,145,154              --
Net Assets:
  Beginning of year...............             --              --             --              --             --              --
                                     ------------    ------------   ------------    ------------   ------------    ------------
  End of year.....................   $  1,794,519    $         --   $  3,073,996    $         --   $  2,145,154    $         --
                                     ============    ============   ============    ============   ============    ============

   The accompanying notes are an integral part of these financial statements.

                      METLIFE OF CT SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                        Oppenheimer                     Oppenheimer
                                    Capital Appreciation             Global Securities                  Oppenheimer
         Money Market                   Subaccount/VA                  Subaccount/VA                   Main Street/VA
          Subaccount                  (Service Shares)               (Service Shares)            Subaccount (Service Shares)
----------------------------    ----------------------------    ----------------------------    ----------------------------
     2006           2005            2006            2005            2006            2005            2006            2005
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$    126,239    $    161,989    $    (24,236)   $    (61,165)   $     25,245    $    (74,852)   $      3,140    $     (4,626)
          --              --         822,992          91,759       2,634,975          84,866          84,624           6,533

          --              --        (538,160)        164,621      (1,868,368)        948,107         (46,709)         20,390
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


     126,239         161,989         260,596         195,215         791,852         958,121          41,055          22,297
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

   1,936,423       8,733,694         194,317       1,426,495         328,465       1,366,597          93,610         236,511

   3,770,388      16,258,058         303,711         790,315         279,530       1,189,446         120,663         209,258
        (100)         (4,079)            (21)         (2,046)             (4)         (2,531)             --            (201)
    (507,674)     (3,974,785)       (102,894)       (330,138)       (123,581)       (267,331)         (3,596)         (5,008)

 (19,249,862)    (17,597,740)     (6,422,928)     (1,147,389)    (10,234,733)       (516,730)       (893,178)       (171,351)
     (20,660)       (728,231)        (55,824)        (15,797)        (72,894)         12,787              --              --
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


 (14,071,485)      2,686,917      (6,083,639)        721,440      (9,823,217)      1,782,238        (682,501)        269,209
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

 (13,945,246)      2,848,906      (5,823,043)        916,655      (9,031,365)      2,740,359        (641,446)        291,506

  13,945,246      11,096,340       5,823,043       4,906,388       9,031,365       6,291,006         641,446         349,940
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$         --    $ 13,945,246    $         --    $  5,823,043    $         --    $  9,031,365    $         --    $    641,446
============    ============    ============    ============    ============    ============    ============    ============

   The accompanying notes are an integral part of these financial statements.

                      METLIFE OF CT SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                              PIMCO VIT                      PIMCO VIT                  Pioneer America
                                        Real Return Subaccount        Total Return Subaccount              Income VCT
                                        (Administrative Class)         (Administrative Class)         Subaccount (Class II)
                                     ----------------------------   ----------------------------   ----------------------------
                                         2006            2005           2006            2005           2006            2005
                                     ------------    ------------   ------------    ------------   ------------    ------------
Operations:
  Net investment income (loss)....   $    138,647    $     48,978   $    316,844    $    166,677   $    200,001    $    231,044
  Realized gain (loss) ...........        128,619          68,848         23,859         200,916       (125,223)        (42,789)
  Change in unrealized gain (loss)
    on investments ...............       (348,261)       (108,888)      (112,086)       (326,947)        36,378        (210,513)
                                     ------------    ------------   ------------    ------------   ------------    ------------
    Net increase (decrease) in
      net assets resulting from
      operations..................        (80,995)          8,938        228,617          40,646        111,156         (22,258)
                                     ------------    ------------   ------------    ------------   ------------    ------------
Unit Transactions:
  Participant purchase payments...        197,011       2,109,204        300,047       3,822,421        762,460       1,101,813
  Participant transfers from other
    funding options ..............        593,707       1,172,144      1,211,767       2,117,549        857,554       3,779,312
  Administrative charges .........         (2,065)         (1,843)        (4,480)         (3,583)        (2,401)         (2,546)
  Contract surrenders ............       (437,186)       (114,037)      (449,934)       (277,656)      (343,641)       (408,518)
  Participant transfers to other
    funding options ..............       (599,963)       (293,203)    (1,135,783)       (521,183)    (1,638,972)
  Other receipts/(payments) ......        (23,742)             --        (13,479)        (57,937)      (133,424)       (105,354)
                                     ------------    ------------   ------------    ------------   ------------    ------------
    Net increase (decrease) in
      net assets resulting from
      unit transactions...........       (272,238)      2,872,265        (91,862)      5,079,611     (2,569,948)      2,725,735
                                     ------------    ------------   ------------    ------------   ------------    ------------
    Net increase (decrease) in
      net assets..................       (353,233)      2,881,203        136,755       5,120,257     (2,458,792)      2,703,477
Net Assets:
  Beginning of year...............      6,255,872       3,374,669     12,644,868       7,524,611     10,216,439       7,512,962
                                     ------------    ------------   ------------    ------------   ------------    ------------
  End of year.....................   $  5,902,639    $  6,255,872   $ 12,781,623    $ 12,644,868   $  7,757,647    $ 10,216,439
                                     ============    ============   ============    ============   ============    ============

   The accompanying notes are an integral part of these financial statements.

                      METLIFE OF CT SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

        Pioneer AmPac                                                                                 Pioneer Emerging
         Growth VCT                Pioneer Balanced VCT           Pioneer Cullen Value VCT               Markets VCT
    Subaccount (Class II)          Subaccount (Class II)           Subaccount (Class II)           Subaccount (Class II)
----------------------------    ----------------------------    ----------------------------    ----------------------------
     2006           2005            2006            2005            2006            2005            2006            2005
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$     (6,919)   $    (11,864)   $     (1,456)   $    (13,225)   $    (63,987)   $    (14,002)   $   (144,598)   $    (76,818)
     124,612           2,332         685,026          88,896          85,291           1,671       1,538,886         171,493

     (32,778)          7,644        (287,207)         53,939         530,363         122,805       1,208,264       1,692,071
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


      84,915          (1,888)        396,363         129,610         551,667         110,474       2,602,552       1,786,746
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

      89,420         187,099       1,217,706         573,157       1,765,220         625,630       1,980,448       1,096,374

      14,401          96,217         776,587         972,491       2,383,422       1,377,533       2,699,953       2,297,867
        (173)           (173)         (1,565)         (2,155)           (851)           (227)         (2,668)         (2,009)
     (34,321)         (6,748)       (294,660)       (255,946)       (185,914)        (60,248)       (567,237)       (284,929)

    (997,283)        (40,160)     (7,828,922)     (1,704,424)       (887,635)         (7,452)     (2,633,081)       (923,752)
          --         (27,761)        (83,511)        (73,410)       (113,916)             --        (380,058)          5,298
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


    (927,956)        208,474      (6,214,365)       (490,287)      2,960,326       1,935,236       1,097,357       2,188,849
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

    (843,041)        206,586      (5,818,002)       (360,677)      3,511,993       2,045,710       3,699,909       3,975,595

     843,041         636,455       5,818,002       6,178,679       2,045,710              --       7,510,047       3,534,452
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$         --    $    843,041    $         --    $  5,818,002    $  5,557,703    $  2,045,710    $ 11,209,956    $  7,510,047
============    ============    ============    ============    ============    ============    ============    ============

   The accompanying notes are an integral part of these financial statements.

                      METLIFE OF CT SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                                                          Pioneer Equity
                                       Pioneer Equity Income VCT          Opportunity VCT               Pioneer Europe VCT
                                         Subaccount (Class II)         Subaccount (Class II)           Subaccount (Class II)
                                     ----------------------------   ----------------------------   ----------------------------
                                         2006            2005           2006            2005           2006            2005
                                     ------------    ------------   ------------    ------------   ------------    ------------
Operations:
  Net investment income (loss)....   $     74,618    $     34,102   $     (1,548)   $       (197)  $      5,062    $     (6,035)
  Realized gain (loss)............        547,336         102,290            474             108        249,198          20,911
  Change in unrealized gain (loss)
    on investments ...............      1,957,522         299,233         22,103             414        (72,483)          8,745
                                     ------------    ------------   ------------    ------------   ------------    ------------
    Net increase (decrease) in
      net assets resulting from
      operations..................      2,579,476         435,625         21,029             325        181,777          23,621
                                     ------------    ------------   ------------    ------------   ------------    ------------
Unit Transactions:
  Participant purchase payments...      1,286,118       1,284,937         59,407           4,385        116,188          29,306
  Participant transfers from other
    funding options...............      1,981,171       1,968,403         90,065          71,147        577,220         224,487
  Administrative charges..........         (4,233)         (3,617)           (44)            (18)          (294)           (185)
  Contract surrenders.............       (924,737)       (298,942)        (4,386)        (21,396)       (31,702)        (14,226)
  Participant transfers to other
    funding options...............     (1,230,204)       (715,678)       (27,402)        (18,288)    (1,324,434)       (121,735)
  Other receipts/(payments).......       (260,869)        (86,576)            --              --             --              --
                                     ------------    ------------   ------------    ------------   ------------    ------------
    Net increase (decrease) in
    net assets resulting from
      unit transactions...........        847,246       2,148,527        117,640          35,830       (663,022)        117,647
                                     ------------    ------------   ------------    ------------   ------------    ------------
    Net increase (decrease) in
      net assets..................      3,426,722       2,584,152        138,669          36,155       (481,245)        141,268
Net Assets:
  Beginning of year...............     12,986,230      10,402,078         36,155              --        481,245         339,977
                                     ------------    ------------   ------------    ------------   ------------    ------------
  End of year.....................   $ 16,412,952    $ 12,986,230   $    174,824    $     36,155   $         --    $    481,245
                                     ============    ============   ============    ============   ============    ============

   The accompanying notes are an integral part of these financial statements.

                      METLIFE OF CT SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

      Pioneer Fund VCT            Pioneer Global High Yield       Pioneer Growth Shares VCT       Pioneer High Yield VCT
    Subaccount (Class II)         VCT Subaccount (Class II)        Subaccount (Class II)           Subaccount (Class II)
----------------------------     ---------------------------    ----------------------------    ----------------------------
     2006           2005            2006           2005             2006            2005           2006             2005
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$   (109,604)   $   (115,162)   $    150,328    $     17,340    $    (72,740)   $    (56,415)   $    802,907    $    930,747
     328,108         619,666          29,511            (168)        105,768         196,343          16,071         828,592

   1,700,801         149,312         102,225           3,118         278,445         (52,756)        530,003      (1,816,717)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


   1,919,305         653,816         282,064          20,290         311,473          87,172       1,348,981         (57,378)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

     688,513       2,128,257       1,856,224         393,246         578,202         732,312       1,855,489       4,720,037

   1,039,579       1,400,667       2,267,751         849,620         126,208         250,818       6,573,907       7,270,946
      (4,949)         (5,956)           (584)            (41)         (1,208)         (1,709)         (6,681)         (8,949)
    (645,950)       (891,494)       (151,805)        (40,031)       (179,930)       (185,517)     (2,248,771)     (5,347,999)

  (1,121,949)     (4,996,761)     (1,014,872)         (7,883)       (432,801)     (2,013,553)     (7,260,806)    (17,706,827)
    (172,732)       (157,533)           (578)             --        (255,419)        (15,097)       (389,828)       (160,421)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


    (217,488)     (2,522,820)      2,956,136       1,194,911        (164,948)     (1,232,746)     (1,476,690)    (11,233,213)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

   1,701,817      (1,869,004)      3,238,200       1,215,201         146,525      (1,145,574)       (127,709)    (11,290,591)

  13,612,031      15,481,035       1,215,201              --       4,089,998       5,235,572      23,829,894      35,120,485
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$ 15,313,848    $ 13,612,031    $  4,453,401    $  1,215,201    $  4,236,523    $  4,089,998    $ 23,702,185    $ 23,829,894
============    ============    ============    ============    ============    ============    ============    ============

   The accompanying notes are an integral part of these financial statements.

                      METLIFE OF CT SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                      Pioneer Ibbotson Aggressive     Pioneer Ibbotson Growth       Pioneer Ibbotson Moderate
                                            Allocation VCT                 Allocation VCT                 Allocation VCT
                                        Subaccount  (Class II)         Subaccount (Class II)           Subaccount (Class II)
                                     ----------------------------   ----------------------------   ----------------------------
                                          2006           2005           2006            2005           2006            2005
                                     ------------    ------------   ------------    ------------   ------------    ------------
Operations:
  Net investment income (loss)....   $    (55,537)   $     (6,983)  $   (496,478)   $    (42,652)  $   (341,197)   $    (71,117)
  Realized gain (loss)............         31,632           1,760        107,347           6,352        226,796           4,092
  Change in unrealized gain (loss)
    on investments................        350,916          53,571      3,629,863         250,986      2,245,010         400,553
                                     ------------    ------------   ------------    ------------   ------------    ------------
    Net increase (decrease) in
      net assets resulting from
      operations..................        327,011          48,348      3,240,732         214,686      2,130,609         333,528
                                     ------------    ------------   ------------    ------------   ------------    ------------
Unit Transactions:
  Participant purchase payments...      2,306,283         620,064     49,179,817       3,690,985     18,538,955       3,719,468
  Participant transfers from other
    funding options...............        747,191         301,071      4,709,708       2,447,950     12,429,247       9,519,238
  Administrative charges..........           (940)           (100)        (3,492)           (312)        (4,374)           (213)
  Contract surrenders.............        (34,165)         (8,024)      (541,224)        (95,725)    (1,131,840)       (153,085)
  Participant transfers to other
    funding options...............         (5,616)             --       (659,214)       (383,978)    (1,308,848)           (636)
  Other receipts/(payments).......             --              --       (113,909)         (1,514)      (203,270)        (43,918)
                                     ------------    ------------   ------------    ------------   ------------    ------------
    Net increase (decrease) in
      net assets resulting from
      unit transactions...........      3,012,753         913,011     52,571,686       5,657,406     28,319,870      13,040,854
                                     ------------    ------------   ------------    ------------   ------------    ------------
    Net increase (decrease) in
      net assets..................      3,339,764         961,359     55,812,418       5,872,092     30,450,479      13,374,382
Net Assets:
  Beginning of year...............        961,359              --      5,872,092              --     13,374,382              --
                                     ------------    ------------   ------------    ------------   ------------    ------------
  End of year.....................   $  4,301,123    $    961,359   $ 61,684,510    $  5,872,092   $ 43,824,861    $ 13,374,382
                                     ============    ============   ============    ============   ============    ============

   The accompanying notes are an integral part of these financial statements.

                      METLIFE OF CT SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                STATEMENTS OF CHANGES IN NET ASSETS-- (Continued)
                 For the years ended December 31, 2006 and 2005

                                                                     Pioneer Oak Ridge
 Pioneer International Value      Pioneer Mid Cap Value VCT        Large Cap Growth VCT           Pioneer Real Estate Shares
  VCT Subaccount (Class II)         Subaccount (Class II)          Subaccount (Class II)           VCT Subaccount (Class II)
----------------------------    ----------------------------    ----------------------------    ----------------------------
     2006            2005            2006           2005            2006            2005            2006            2005
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$    (66,292)   $    (45,377)   $   (227,730)   $   (183,217)   $    (78,795)   $    (50,929)   $     52,464    $     94,714

      74,842         216,534       3,087,170         793,366         141,498          26,957         881,707         472,336

     715,079         169,350      (1,671,899)        (16,400)        (22,693)        251,831       1,944,286         388,560
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


     723,629         340,507       1,187,541         593,749          40,010         227,859       2,878,457         955,610
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

     901,807         457,136         871,112       2,190,790         946,487       1,133,906       1,142,375       1,575,532

   2,856,359         502,726         953,885       1,786,143       1,692,439         833,951       1,442,497         956,504
        (983)           (653)         (3,628)         (3,709)           (762)           (424)         (3,784)         (3,208)
    (132,104)        (37,792)       (593,737)       (435,050)       (370,560)       (142,613)       (495,003)       (310,861)

    (289,619)     (1,156,481)     (1,602,989)     (1,297,858)       (682,736)       (188,201)     (1,361,937)     (1,136,988)
     (16,615)             --         (80,788)       (154,420)       (118,125)        (89,293)        (66,885)       (131,628)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


   3,318,845        (235,064)       (456,145)      2,085,896       1,466,743       1,547,326         657,263         949,351
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

   4,042,474         105,443         731,396       2,679,645       1,506,753       1,775,185       3,535,720       1,904,961

   2,491,939       2,386,496      11,877,513       9,197,868       3,607,175       1,831,990       8,514,652       6,609,691
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$  6,534,413    $  2,491,939    $ 12,608,909    $ 11,877,513    $  5,113,928    $  3,607,175    $ 12,050,372    $  8,514,652
============    ============    ============    ============    ============    ============    ============    ============

   The accompanying notes are an integral part of these financial statements.

                      METLIFE OF CT SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                       Pioneer Small and Mid Cap
                                              Growth VCT               Pioneer Small Cap Value     Pioneer Small Company VCT
                                         Subaccount (Class II)        VCT Subaccount (Class II)       Subaccount (Class II)
                                     ----------------------------   ----------------------------   ----------------------------
                                         2006            2005           2006            2005           2006            2005
                                     ------------    ------------   ------------    ------------   ------------    ------------
Operations:
  Net investment income (loss)....   $    (29,079)   $    (23,893)  $   (156,999)   $   (120,165)  $    (10,796)   $    (25,771)
  Realized gain (loss)............         48,881          10,400        585,849         313,365        133,278         150,874
  Change in unrealized gain (loss)
    on investments................         67,624          53,940        533,817         395,452        (30,235)       (119,385)
                                     ------------    ------------   ------------    ------------   ------------    ------------
    Net increase (decrease) in
      net assets resulting from
      operations..................         87,426          40,447        962,667         588,652         92,247           5,718
                                     ------------    ------------   ------------    ------------   ------------    ------------
Unit Transactions:
  Participant purchase payments...        345,331         510,555        604,893       1,069,879         16,829         267,553
  Participant transfers from other
    funding options...............        166,784         265,671      2,031,026         776,617         57,310         179,224
  Administrative charges........           (228)           (166)        (2,470)         (1,933)            --            (412)
  Contract surrenders...........       (149,621)        (80,800)      (423,094)       (217,778)       (13,448)        (32,570)
  Participant transfers to other
    funding options...............       (126,277)       (215,444)    (1,198,556)       (723,212)    (1,632,666)       (157,801)
  Other receipts/(payments).......       (311,477)        (29,384)      (281,983)        (74,637)            --         (22,297)
                                     ------------    ------------   ------------    ------------   ------------    ------------
    Net increase (decrease) in
      net assets resulting from
      unit transactions...........        (75,488)        450,432        729,816         828,936     (1,571,975)        233,697
                                     ------------    ------------   ------------    ------------   ------------    ------------
    Net increase (decrease) in
      net assets..................         11,938         490,879      1,692,483       1,417,588     (1,479,728)        239,415
Net Assets:
  Beginning of year...............      1,433,832         942,953      7,339,607       5,922,019      1,479,728       1,240,313
                                     ------------    ------------   ------------    ------------   ------------    ------------
  End of year.....................   $  1,445,770    $  1,433,832   $  9,032,090    $  7,339,607   $         --    $  1,479,728
                                     ============    ============   ============    ============   ============    ============

   The accompanying notes are an integral part of these financial statements.

                      METLIFE OF CT SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

Pioneer Strategic Income VCT          Pioneer Value VCT        Putnam VT International Equity    Putnam VT Small Cap Value
    Subaccount (Class II)           Subaccount (Class II)          Subaccount (Class IB)          Subaccount (Class IB)
----------------------------    ----------------------------    ----------------------------    ----------------------------
    2006            2005            2006            2005            2006           2005             2006            2005
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$    521,403    $    506,748    $   (112,062)   $   (108,249)   $     (4,188)   $     (1,414)   $   (128,224)   $    (96,569)
      27,773         191,052         460,474          82,193          13,881           7,336         845,898         311,601

     114,530        (618,505)        496,398         221,302          58,114          19,101         367,489         129,996
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


     663,706          79,295         844,810         195,246          67,807          25,023       1,085,163         345,028
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

   1,975,464       2,480,144         322,331       1,133,323          13,795           9,312         418,302       2,393,568

   2,796,500       2,792,326         289,303       1,204,461          25,850           1,601       1,014,283       1,100,456
      (5,385)         (4,988)         (2,189)         (2,266)           (218)           (197)         (2,708)         (1,959)
    (741,591)       (465,064)       (259,164)       (195,123)        (12,843)         (8,605)       (192,797)       (204,212)

  (2,424,222)       (826,633)       (548,140)       (337,773)         (9,949)        (27,732)       (815,389)       (376,954)
    (324,925)       (150,811)        (49,679)        (50,039)           (233)             --              --            (635)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


   1,275,841       3,824,974        (247,538)      1,752,583          16,402         (25,621)        421,691       2,910,264
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

   1,939,547       3,904,269         597,272       1,947,829          84,209            (598)      1,506,854       3,255,292

  14,888,042      10,983,773       6,703,632       4,755,803         265,158         265,756       7,076,116       3,820,824
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$ 16,827,589    $ 14,888,042    $  7,300,904    $  6,703,632    $    349,367    $    265,158    $  8,582,970    $  7,076,116
============    ============    ============    ============    ============    ============    ============    ============

   The accompanying notes are an integral part of these financial statements.

                      METLIFE OF CT SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                         Travelers AIM Capital          Travelers Convertible     Travelers Disciplined Mid Cap
                                        Appreciation Subaccount         Securities Subaccount          Stock Subaccount
                                     ----------------------------   ----------------------------   ----------------------------
                                         2006            2005           2006             2005          2006            2005
                                     ------------    ------------   ------------    ------------   ------------    ------------
Operations:
  Net investment income (loss)....   $     (8,986)   $    (21,284)  $      7,771    $     24,686   $     (1,920)   $    (53,369)
  Realized gain (loss)............        280,358          22,857        149,035          53,919        805,879          71,164
  Change in unrealized gain (loss)
    on investments................       (184,829)         77,239         45,987        (113,494)      (526,113)        274,789
                                     ------------    ------------   ------------    ------------   ------------    ------------
    Net increase (decrease) in
      net assets resulting from
      operations..................         86,543          78,812        202,793         (34,889)       277,846         292,584
                                     ------------    ------------   ------------    ------------   ------------    ------------
Unit Transactions:
  Participant purchase payments...         37,357         321,131         47,243         719,637         24,290         467,730
  Participant transfers from other
    funding options...............          1,824          70,277         51,319         308,871         18,910         113,711
  Administrative charges..........             (5)           (532)            (2)           (742)            (3)           (873)
  Contract surrenders.............        (14,399)        (56,993)       (15,203)        (84,810)        (9,363)        (67,875)
  Participant transfers to other
    funding options...............     (1,468,386)       (249,640)    (3,381,502)       (375,732)    (3,370,285)       (225,515)
  Other receipts/(payments).......             --         (16,723)        (2,386)         (2,602)            --          (1,970)
                                     ------------    ------------   ------------    ------------   ------------    ------------
    Net increase (decrease) in
      net assets resulting from
      unit transactions...........     (1,443,609)         67,520     (3,300,531)        564,622     (3,336,451)        285,208
                                     ------------    ------------   ------------    ------------   ------------    ------------
    Net increase (decrease) in
      net assets..................     (1,357,066)        146,332     (3,097,738)        529,733     (3,058,605)        577,792
Net Assets:
  Beginning of year...............      1,357,066       1,210,734      3,097,738       2,568,005      3,058,605       2,480,813
                                     ------------    ------------   ------------    ------------   ------------    ------------
  End of year.....................   $         --    $  1,357,066   $         --    $  3,097,738   $         --    $  3,058,605
                                     ============    ============   ============    ============   ============    ============

   The accompanying notes are an integral part of these financial statements.

                      METLIFE OF CT SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

     Travelers Equity Income         Travelers Federated         Travelers Federated Stock        Travelers Large Cap
           Subaccount               High Yield Subaccount               Subaccount                    Subaccount
   -------------------------    ----------------------------    ----------------------------    ----------------------------
    2006             2005          2006             2005            2006           2005             2006            2005
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$     37,549    $    (83,959)   $    234,047    $    (46,681)   $      5,354    $     (9,338)   $     (3,688)   $    (32,976)
     586,286          73,763        (107,514)         (1,525)         71,112           2,928         342,918          12,870

    (374,336)        147,918         (53,886)         73,902         (58,599)         24,322        (275,688)        149,886
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


     249,499         137,722          72,647          25,696          17,867          17,912          63,542         129,780
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

     100,889       1,409,590          65,095         901,489             553          74,137         137,138         567,004

     147,170         332,543         209,739         481,051           1,946          11,509          59,299         108,202
         (10)         (1,756)            (10)           (690)             (3)           (198)             (1)           (642)
     (42,427)        (88,846)        (40,618)       (143,318)         (9,856)        (11,440)        (11,390)        (24,638)

  (5,421,781)       (206,982)     (3,199,270)       (199,503)       (530,181)         (8,856)     (2,358,782)       (166,645)
          --         (17,469)        (29,576)         (4,790)             --          (9,370)             --          (7,544)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


  (5,216,159)      1,427,080      (2,994,640)      1,034,239        (537,541)         55,782      (2,173,736)        475,737
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

  (4,966,660)      1,564,802      (2,921,993)      1,059,935        (519,674)         73,694      (2,110,194)        605,517

   4,966,660       3,401,858       2,921,993       1,862,058         519,674         445,980       2,110,194       1,504,677
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$         --    $  4,966,660    $         --    $  2,921,993    $         --    $    519,674    $         --    $  2,110,194
============    ============    ============    ============    ============    ============    ============    ============

   The accompanying notes are an integral part of these financial statements.

                      METLIFE OF CT SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                           Travelers Managed              Travelers Managed             Travelers Managed
                                          Allocation Series:             Allocation Series:             Allocation Series:
                                         Aggressive Subaccount         Conservative Subaccount         Moderate Subaccount
                                     ----------------------------   ----------------------------   ----------------------------
                                          2006            2005          2006            2005           2006            2005
                                     ------------    ------------   ------------    ------------   ------------    ------------
Operations:
  Net investment income (loss)....   $     12,782    $     (6,820)  $      5,475    $      2,283   $     67,441    $     (5,090)
  Realized gain (loss)............         98,737           1,998         (4,904)          1,410        114,622           2,984
  Change in unrealized gain (loss)
    on investments................        (48,682)         48,682         (1,845)          1,846        (78,926)         78,926
                                     ------------    ------------   ------------    ------------   ------------    ------------
    Net increase (decrease) in
      net assets resulting from
      operations..................         62,837          43,860         (1,274)          5,539        103,137          76,820
                                     ------------    ------------   ------------    ------------   ------------    ------------
Unit Transactions:
  Participant purchase payments...         73,698         822,195            141         804,904         24,851       1,577,910
  Participant transfers from other
    funding options...............        233,202          22,561          1,754             100        466,038       1,162,170
  Administrative charges..........             --              (2)            --             (13)            --             (43)
  Contract surrenders.............             --              --             --              --             --          (3,606)
  Participant transfers to other
    funding options...............     (1,246,836)        (11,515)      (811,116)            (35)    (3,407,177)           (100)
  Other receipts/(payments).......             --              --             --              --             --              --
                                     ------------    ------------   ------------    ------------   ------------    ------------
    Net increase (decrease) in
      net assets resulting from
      unit transactions...........       (939,936)        833,239       (809,221)        804,956     (2,916,288)      2,736,331
                                     ------------    ------------   ------------    ------------   ------------    ------------
    Net increase (decrease) in
      net assets..................       (877,099)        877,099       (810,495)        810,495     (2,813,151)      2,813,151
Net Assets:
  Beginning of year...............        877,099              --        810,495              --      2,813,151              --
                                     ------------    ------------   ------------    ------------   ------------    ------------
  End of year.....................   $         --    $    877,099   $         --    $    810,495   $         --    $  2,813,151
                                     ============    ============   ============    ============   ============    ============

   The accompanying notes are an integral part of these financial statements.

                      METLIFE OF CT SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

Travelers Managed Allocation    Travelers Managed Allocation
 Series: Moderate-Aggressive    Series: Moderate-Conservative    Traveler Mercury Large Cap       Travelers MFS(R)Mid Cap
          Subaccount                      Subaccount                  Core Subaccount                Growth Subaccount
----------------------------    ----------------------------    ----------------------------    ----------------------------
    2006            2005            2006           2005             2006             2005           2006            2005
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$     61,468    $     (9,105)   $      6,384    $         44    $    (19,691)   $    (58,357)   $    (25,078)   $    (64,923)
     275,437           3,591          (3,293)             34         744,856           8,463         629,209          21,060

    (151,046)        151,046          (1,180)          1,180        (468,122)        371,263        (381,546)        159,772
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


     185,859         145,532           1,911           1,258         257,043         321,369         222,585         115,909
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

      48,749       2,838,273         131,037          78,003         182,985       1,946,745          95,739         404,199

          --       1,603,778          25,905              --         136,944         711,159          21,798       1,584,944
         (13)            (21)             --              (1)             --            (659)             (7)         (1,438)
     (15,616)        (16,993)           (961)             --          (7,572)        (20,320)        (32,610)        (91,778)

  (4,789,548)             --        (237,152)             --      (4,705,562)        (76,759)     (4,193,211)       (172,004)
          --              --              --              --              --         (76,564)         (4,505)       (133,590)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


  (4,756,428)      4,425,037         (81,171)         78,002      (4,393,205)      2,483,602      (4,112,796)      1,590,333
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

  (4,570,569)      4,570,569         (79,260)         79,260      (4,136,162)      2,804,971      (3,890,211)      1,706,242

   4,570,569              --          79,260              --       4,136,162       1,331,191       3,890,211       2,183,969
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$         --    $  4,570,569    $         --    $     79,260    $         --    $  4,136,162    $         --    $  3,890,211
============    ============    ============    ============    ============    ============    ============    ============

   The accompanying notes are an integral part of these financial statements.

                      METLIFE OF CT SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                                                                                      Travelers Mondrian
                                         Travelers MFS(R) Total         Travelers MFS(R) Value        International Stock
                                           Return Subaccount                 Subaccount                    Subaccount
                                     ----------------------------   ----------------------------   ----------------------------
                                         2006            2005           2006            2005           2006            2005
                                     ------------    ------------   ------------    ------------   ------------    ------------
Operations:
  Net investment income (loss)....   $    150,898    $    110,516   $    (19,893)   $     (4,712)  $     71,190    $    (31,806)
  Realized gain (loss)............        101,200         968,764        306,984         118,959        507,693          11,288
  Change in unrealized gain (loss)
    on investments................        396,701        (838,989)       (47,423)        (17,685)      (263,584)        169,474
                                     ------------    ------------   ------------    ------------   ------------    ------------
    Net increase (decrease) in
     net assets resulting from
     operations..................        648,799         240,291        239,668          96,562        315,299         148,956
                                     ------------    ------------   ------------    ------------   ------------    ------------
Unit Transactions:
  Participant purchase payments...        762,845       7,679,216        137,288       1,066,127         63,079         821,170
  Participant transfers from other
    funding options...............        372,378       2,129,344        171,860         846,895         91,913         360,844
  Administrative charges..........           (106)         (6,075)            (3)           (531)            (4)           (590)
  Contract surrenders.............       (256,719)       (443,785)       (11,142)        (60,810)       (21,532)        (13,713)
  Participant transfers to other
    funding options...............    (21,862,531)       (620,783)    (3,422,061)        (55,621)    (2,546,046)       (126,831)
  Other receipts/(payments).......         (4,775)       (111,445)            --              --         (2,502)        (41,965)
                                     ------------    ------------   ------------    ------------   ------------    ------------
    Net increase (decrease) in
      net assets resulting from
      unit transactions...........    (20,988,908)      8,626,472     (3,124,058)      1,796,060     (2,415,092)        998,915
                                     ------------    ------------   ------------    ------------   ------------    ------------
    Net increase (decrease) in
      net assets..................    (20,340,109)      8,866,763     (2,884,390)      1,892,622     (2,099,793)      1,147,871
Net Assets:
  Beginning of year...............     20,340,109      11,473,346      2,884,390         991,768      2,099,793         951,922
                                     ------------    ------------   ------------    ------------   ------------    ------------
  End of year.....................   $         --    $ 20,340,109   $         --    $  2,884,390   $         --    $  2,099,793
                                     ============    ============   ============    ============   ============    ============

   The accompanying notes are an integral part of these financial statements.

                      METLIFE OF CT SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

    Travelers Pioneer Fund            Travelers Pioneer         Travelers Pioneer Strategic       Travelers Quality Bond
          Subaccount              Mid Cap Value Subaccount           Income Subaccount                  Subaccount
----------------------------    ----------------------------    ----------------------------    ----------------------------
    2006            2005            2006            2005            2006            2005            2006            2005
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$      2,853    $    (10,390)   $       (117)   $        (50)   $    (35,708)   $    150,028    $    327,318    $    (98,440)
     106,076           3,729           1,421             269         (56,600)          6,587        (442,025)         (8,614)

     (66,991)         38,069              15             (15)        138,670        (124,445)         55,347          92,054
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


      41,938          31,408           1,319             204          46,362          32,170         (59,360)        (15,000)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

       2,583         151,106          39,149          16,046         123,534       2,947,676         150,768       1,315,043

      19,635         276,717               9             113         624,976       2,837,779          83,754         680,282
          --            (138)             --              --              (1)           (639)            (25)         (2,007)
      (4,902)        (26,356)            106              --         (16,419)        (21,405)        (95,700)       (278,742)

    (754,943)        (18,232)        (56,946)             --      (5,881,328)     (1,151,468)     (5,949,965)       (285,239)
          --              --              --              --         (28,684)          4,389          (3,944)         (5,231)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


    (737,627)        383,097         (17,682)         16,159      (5,177,922)      4,616,332      (5,815,112)      1,424,106
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

    (695,689)        414,505         (16,363)         16,363      (5,131,560)      4,648,502      (5,874,472)      1,409,106

     695,689         281,184          16,363              --       5,131,560         483,058       5,874,472       4,465,366
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$         --    $    695,689    $         --    $     16,363    $         --    $  5,131,560    $         --    $  5,874,472
============    ============    ============    ============    ============    ============    ============    ============

   The accompanying notes are an integral part of these financial statements.

                      METLIFE OF CT SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                                                      Travelers Style Focus            Travelers Style Focus
                                      Travelers Strategic Equity     Series: Small Cap Growth         Series: Small Cap Value
                                              Subaccount                    Subaccount                       Subaccount
                                     ----------------------------   ----------------------------   ----------------------------
                                         2006            2005           2006            2005           2006            2005
                                     ------------    ------------   ------------    ------------   ------------    ------------
Operations:
  Net investment income (loss)....   $     (2,632)   $    (11,779)  $       (610)   $       (495)  $       (165)   $        (27)
  Realized gain (loss)............        172,867          11,475         15,267           1,526          3,807             135
  Change in unrealized gain (loss)
    on investments................       (125,252)          3,481         (1,253)          1,253           (101)            101
                                     ------------    ------------   ------------    ------------   ------------    ------------
    Net increase (decrease) in
      net assets resulting from
      operations..................         44,983           3,177         13,404           2,284          3,541             209
                                     ------------    ------------   ------------    ------------   ------------    ------------
Unit Transactions:
  Participant purchase payments...         31,334         161,794          5,460          62,726             --           2,090
  Participant transfers from other
    funding options...............            590          18,060         14,030          18,751         67,263          11,238
  Administrative charges..........             (5)           (434)            --              (2)            --              (1)
  Contract surrenders.............        (22,782)        (19,829)           (94)            (49)           (55)            (28)
  Participant transfers to other
    funding options ..............     (1,103,202)        (62,609)      (115,916)           (594)       (84,256)             --
  Other receipts/(payments).......             --         (56,879)            --              --             (1)             --
                                     ------------    ------------   ------------    ------------   ------------    ------------
    Net increase (decrease) in
      net assets resulting from
      unit transactions...........     (1,094,065)         40,103        (96,520)         80,832        (17,049)         13,299
                                     ------------    ------------   ------------    ------------   ------------    ------------
    Net increase (decrease) in
      net assets..................     (1,049,082)         43,280        (83,116)         83,116        (13,508)         13,508
Net Assets:
  Beginning of year...............      1,049,082       1,005,802         83,116              --         13,508              --
                                     ------------    ------------   ------------    ------------   ------------    ------------
  End of year.....................   $         --    $  1,049,082   $         --    $     83,116   $         --    $     13,508
                                     ============    ============   ============    ============   ============    ============

   The accompanying notes are an integral part of these financial statements.

                      METLIFE OF CT SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

                STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                                                      Van Kampen LIT                  VIP Contrafund(R)
  Travelers U.S. Government       Van Kampen LIT Comstock          Enterprise Subaccount                Subaccount
    Securities Subaccount          Subaccount (Class II)               (Class II)                    (Service Class 2)
----------------------------    ----------------------------    ----------------------------    ----------------------------
     2006           2005            2006            2005            2006            2005            2006            2005
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$    116,603    $    (28,058)   $    (50,789)   $    (64,386)   $     (1,871)   $     (1,555)   $   (106,303)   $   (141,280)
    (172,098)          1,585         455,323         141,643           3,515           3,993       1,221,815          62,702

     (30,358)         44,270         533,487         114,296           3,063           3,254         (98,914)      1,236,992
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


     (85,853)         17,797         938,021         191,553           4,707           5,692       1,016,598       1,158,414
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

      95,561       1,476,023         171,664       2,627,300             836           8,335         731,176       3,693,426

     100,119         407,342         352,891       1,388,135             936             319       1,594,704       1,400,966
          (1)           (384)         (2,143)         (1,627)           (136)           (144)         (3,893)         (2,682)
     (14,675)        (16,466)       (203,846)        (65,689)         (5,260)         (1,399)       (389,677)        (92,114)

  (2,332,852)       (101,655)       (325,864)       (260,733)        (13,033)        (30,033)     (1,085,377)       (878,341)
     (56,750)          2,194            (255)        (27,710)             --             110          (6,167)       (103,473)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------


  (2,208,598)      1,767,054          (7,553)      3,659,676         (16,657)        (22,812)        840,766       4,017,782
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

  (2,294,451)      1,784,851         930,468       3,851,229         (11,950)        (17,120)      1,857,364       5,176,196

   2,294,451         509,600       6,793,517       2,942,288         105,441         122,561      10,287,443       5,111,247
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
  $       --    $  2,294,451    $  7,723,985    $  6,793,517    $     93,491    $    105,441    $ 12,144,807    $ 10,287,443
============    ============    ============    ============    ============    ============    ============    ============

   The accompanying notes are an integral part of these financial statements.

                      METLIFE OF CT SEPARATE ACCOUNT TWELVE
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Concluded)
                 For the years ended December 31, 2006 and 2005

                                     VIP Dynamic Capital
                                   Appreciation Subaccount      VIP Mid Cap Subaccount
                                      (Service Class 2)           (Service Class 2)
                                   ---------------------     ----------------------------
                                      2006         2005          2006            2005
                                   ---------    ---------    ------------    ------------
Operations:
  Net investment income (loss)..   $  (9,685)   $  (7,994)   $   (276,560)   $   (197,343)
  Realized gain (loss) .........      36,285        9,315       2,000,068         185,166
  Change in unrealized gain
    (loss) on investments.......      35,492       75,716        (229,882)      1,739,923
                                   ---------    ---------    ------------    ------------
    Net increase (decrease) in
      net assets resulting from
      operations ...............      62,092       77,037       1,493,626       1,727,746
                                   ---------    ---------    ------------    ------------
Unit Transactions:
  Participant purchase payments.         731       22,375       1,038,332       4,999,508
  Participant transfers from
    other funding options.......      71,206      126,383       1,240,863       2,077,990
  Administrative charges........        (199)        (208)         (5,736)         (3,769)
  Contract surrenders...........      (2,998)     (45,309)       (376,101)       (177,040)
  Participant transfers to
    other funding options.......     (76,619)     (58,571)     (1,225,906)       (684,062)
  Other receipts/(payments).....          --           --             734        (138,821)
                                   ---------    ---------    ------------    ------------
    Net increase (decrease) in
      net assets resulting from
      unit transactions.........      (7,879)      44,670         672,186       6,073,806
                                   ---------    ---------    ------------    ------------
    Net increase (decrease) in
      net assets................      54,213      121,707       2,165,812       7,801,552
Net Assets:
  Beginning of year.............     525,541      403,834      14,291,327       6,489,775
                                   ---------    ---------    ------------    ------------
  End of year...................   $ 579,754    $ 525,541    $ 16,457,139    $ 14,291,327
                                   =========    =========    ============    ============

   The accompanying notes are an integral part of these financial statements.

                          NOTES TO FINANCIAL STATEMENTS

1. BUSINESS

MetLife of CT Separate Account Twelve for Variable Annuities ("Separate Account Twelve") (formerly, TLAC Separate Account Twelve for Variable Annuities) is a separate account of MetLife and Annuity Company of Connecticut (the "Company") (formerly, The Travelers Life and Annuity Company) a wholly owned subsidiary of MetLife, Inc., a Delaware corporation, and is available for funding certain variable annuity contracts issued by the Company. Separate Account Twelve, established on November 14, 2002, is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The products supported by Separate Account Twelve are Pioneer Annuistar Plus, Portfolio Architect Plus and Scudder Advocate Rewards Annuity.

Separate Account Twelve is divided into Subaccounts each of which is treated as an individual separate account for financial reporting purposes. Each Subaccount invests in shares of the corresponding portfolios, series and funds (with the same name), of registered investment management companies (collectively, the "Funds") which are presented below. For convenience, the portfolios, series or funds are referred to as "portfolios".

     AIM Variable Insurance Funds
     American Funds Insurance Series
     Credit Suisse Trust
     Dreyfus Investment Portfolios
     Dreyfus Socially Responsible Growth Fund, Inc.
     Dreyfus Variable Investment Fund
     DWS Investments VIT Funds
     DWS Variable Series I
     DWS Variable Series II
     Franklin Templeton Variable Insurance Products Trust
     Janus Aspen Series
     Legg Mason Partners Variable Portfolios I, Inc.
     Legg Mason Partners Variable Portfolios II
     Legg Mason Partners Variable Portfolios III, Inc.
     Lord Abbett Series Fund, Inc.
     Met Investors Series Trust
     Metropolitan Series Fund, Inc.
     Pioneer Variable Contracts Trust
     PIMCO Variable Insurance Trust
     Putnam Variable Trust
     Van Kampen Life Investment Trust
     Variable Insurance Products Fund
     The Alger American Fund

Participant purchase payments applied to Separate Account Twelve are invested in one or more Subaccounts in accordance with the selection made by the contract owner. The following Subaccounts were available for investment as of December 31, 2006 (the share class indicated in parentheses is that of the portfolio in which the Subaccount invests):


     AIM V.I. Capital Appreciation Subaccount (Series II)
     AIM V.I. Mid Cap Core Equity Subaccount (Series II)
     AIM V.I. Utilities Subaccount
     Alger American Leveraged AllCap Subaccount (Class S)
     American Funds Global Growth Subaccount (Class 2)
     American Funds Growth Subaccount (Class 2)
     American Funds Growth-Income Subaccount (Class 2)
     Credit Suisse Trust Emerging Markets Subaccount
     Credit Suisse Trust Global Small Cap Subaccount
     Dreyfus MidCap Stock Subaccount (Service Shares)
     Dreyfus Socially Responsible Growth Subaccount (Service Shares) Dreyfus VIF Appreciation Subaccount (Initial Shares)
     Dreyfus VIF Developing Leaders Subaccount (Initial Shares)
     DWS VIT Equity 500 Index Subaccount (Class B)
     DWS VIT RREEF Real Estate Securites Subaccount (Class B)
     DWSI Bond Subaccount (Class B)
     DWSI Capital Growth Subaccount (Class B)
     DWSI Global Opportunities Subaccount (Class B)
     DWSI Growth & Income Subaccount (Class B)
     DWSI Health Care Subaccount (Class B)
     DWSI International Subaccount (Class B)
     DWSII Balanced Subaccount (Class B)
     DWSII Blue Chip Subaccount (Class B)

     DWSII Conservative Allocation Subaccount (Class B)
     DWSII Conservative Allocation Subaccount (Class B)
     DWSII Core Fixed Income Subaccount (Class B)
     DWSII Davis Venture Value Subaccount (Class B)
     DWSII Dreman High Return Equity Subaccount (Class B)
     DWSII Dreman Small Mid Cap Value Subaccount (Class B)
     Dreyfus VIF Developing Leaders Subaccount (Initial Shares)
     DWSII Core Fixed Income Subaccount (Class B)
     DWSII Davis Venture Value Subaccount (Class B)
     DWSII Dreman High Return Equity Subaccount (Class B)
     DWSII Dreman Small Mid Cap Value Subaccount (Class B)
     DWSII Global Thematic Subaccount (Class B)
     DWSII Government & Agency Securities Subaccount (Class B)
     DWSII Growth  Allocation Subaccount (Class B)
     DWSII High Income Subaccount (Class B)
     DWSII International Select Equity Subaccount (Class B)
     DWSII Janus Growth & Income Subaccount (Class B)
     DWSII Large Cap Value Subaccount (Class B)
     DWSII Mid Cap Growth Subaccount (Class B)
     DWSII Moderate Allocation Subaccount (Class B)
     DWSII Money Market Subaccount (Class B)
     DWSII Small Cap Growth Subaccount (Class B)
     DWSII Strategic Income Subaccount (Class B)
     DWSII Technology Subaccount (Class B)
     DWSII Turner Mid Cap Growth Subaccount (Class B)
     FTVIPT Franklin Rising Dividends Securities Subaccount (Class 2) FTVIPT Franklin Small-Mid Cap Growth Securities Subaccount (Class 2) FTVIPT Templeton Developing Markets Securities Subaccount (Class 2) FTVIPT Templeton Foreign Securities Subaccount (Class 2)
     Janus Aspen Global Life Sciences Subaccount (Service Shares)
     Janus Aspen Global Technology Subaccount (Service Shares)
     Janus Aspen Worldwide Growth Subaccount (Service Shares)
     LMPVPI All Cap Subaccount (Class I)
     LMPVPI All Cap Subaccount (Class II)
     LMPVPI Investors Subaccount (Class I)
     LMPVPI Large Cap Growth Subaccount (Class I)
     LMPVPI Small Cap Growth Subaccount (Class I)
     LMPVPI Total Return Subaccount (Class II)
     LMPVPII Aggressive Growth Subaccount (Class I)
     LMPVPII Aggressive Growth Subaccount (Class II)
     LMPVPII Equity Index Subaccount (Class II)
     LMPVPII Growth and Income Subaccount (Class I)
     LMPVPIII Adjustable Rate Income Subaccount
     LMPVPIII Social Awareness Stock Subaccount
     Lord Abbett Growth and Income Subaccount (Class VC)
     Lord Abbett Mid-Cap Value Subaccount (Class VC)
     MIST Batterymarch Mid-Cap Stock Subaccount (Class A)
     MIST BlackRock High Yield Subaccount (Class A)
     MIST BlackRock Large-Cap Core Subaccount (Class A)
     MIST Dreman Small-Cap Value Subaccount (Class A)

     MIST Harris Oakmark International Subaccount (Class A)
     MIST Janus Capital Appreciation Subaccount (Class A)
     MIST Legg Mason Partners Managed Assets Subaccount (Class A)
     MIST Lord Abbett Bond Debenture Subaccount (Class A)
     MIST Lord Abbett Growth and Income Subaccount (Class B)
     MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
     MIST Met/AIM Capital Appreciation Subaccount (Class A)
     MIST Met/AIM Small Cap Growth Subaccount (Class A)
     MIST MFS(R) Value Subaccount (Class A)
     MIST Neuberger Berman Real Estate Subaccount (Class A)
     MIST Oppenheimer Capital Appreciation Subaccount (Class B)
     MSF FI Value Leaders Subaccount (Class D)
     MSF MetLife Aggressive Allocation Subaccount (Class B)
     MSF MetLife Conservative Allocation Subaccount (Class B)
     MSF MetLife Conservative to Moderate Allocation Subaccount (Class B) MSF MetLife Moderate Allocation Subaccount (Class B)
     MIST Pioneer Fund Subaccount (Class A)
     MIST Pioneer Mid-Cap Value Subaccount (Class A)
     MIST Pioneer Strategic Income Subaccount (Class A)
     MIST Third Avenue Small Cap Value Subaccount (Class B)
     MSF BlackRock Aggressive Growth Subaccount (Class D)
     MSF BlackRock Bond Income Subaccount (Class A)
     MSF BlackRock Money Market Subaccount (Class A)
     MSF FI Large Cap Subaccount (Class A)
     MSF FI Value Leaders Subaccount (Class D)
     MSF MetLife Aggressive Allocation Subaccount (Class B)
     MSF MetLife Conservative Allocation Subaccount (Class B)
     MSF MetLife Conservative to Moderate Allocation Subaccount (Class B) MSF MetLife Moderate Allocation Subaccount (Class B)
     MSF MetLife Moderate to Aggressive Allocation Subaccount (Class B) MSF MFS(R) Total Return Subaccount (Class B)
     MSF MFS(R) Total Return Subaccount (Class F)
     MSF Oppenheimer Global Equity Subaccount (Class B)
     MSF T. Rowe Price Large Cap Growth Subaccount (Class B)
     MSF Western Asset Management High Yield Bond Subaccount (Class A) MSF Western Asset Management U.S. Government Subaccount (Class A) PIMCO VIT Real Return Subaccount (Administrative Class)
     PIMCO VIT Total Return Subaccount (Administrative Class)
     Pioneer America Income VCT Subaccount (Class II)
     Pioneer Cullen Value VCT Subaccount (Class II)
     Pioneer Emerging Markets VCT Subaccount (Class II)
     Pioneer Equity Income VCT Subaccount (Class II)
     Pioneer Equity Opportunity VCT Subaccount (Class II)
     Pioneer Fund VCT Subaccount (Class II)
     Pioneer Global High Yield VCT Subaccount (Class II)
     Pioneer Growth Shares VCT Subaccount (Class II)
     Pioneer High Yield VCT Subaccount (Class II)
     Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II) Pioneer Ibbotson Growth Allocation VCT Subaccount (Class II)

     Pioneer Ibbotson Moderate Allocation VCT Subaccount (Class II) Pioneer International Value VCT Subaccount (Class II)
     Pioneer Mid Cap Value VCT Subaccount (Class II)
     Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II) Pioneer Real Estate Shares VCT Subaccount (Class II)
     Pioneer Small and Mid Cap Growth VCT Subaccount (Class II) Pioneer Small Cap Value VCT Subaccount (Class II)
     Pioneer Strategic Income VCT Subaccount (Class II)
     Pioneer Value VCT Subaccount (Class II)
     Putnam VT International Equity Subaccount (Class IB)
     Putnam VT Small Cap Value Subaccount (Class IB)
     Van Kampen LIT Comstock Subaccount (Class II)
     Van Kampen LIT Enterprise Subaccount (Class II)
     VIP Contrafund(R) Subaccount (Service Class 2)
     VIP Dynamic Capital Appreciation Subaccount (Service Class 2) VIP Mid Cap Subaccount (Service Class 2)

     The operations of the Subaccounts changed as follows during the years ended December 31, 2006 and 2005:

     For the year ended December 31, 2006:
     -------------------------------------

     Name changes:

     Old Name                                                     New Name
     --------                                                     --------

     Smith Barney Equity Index Subaccount                         LMPVPII Equity Index Subaccount
     Salomon Brothers Variable Aggressive Growth Subaccount       LMPVPII Aggressive Growth Subaccount
     Salomon Brothers Variable Growth & Income Subaccount         LMPVPII Growth and Income Subaccount
     Salomon Brothers Variable All Cap Subaccount                 LMPVPI All Cap Subaccount
     Salomon Brothers Variable Investors Subaccount               LMPVPI Investors Subaccount
     Salomon Brothers Variable Large Cap Growth Subaccount        LMPVPI Large Cap Growth Subaccount
     Salomon Brothers Variable Small Cap Growth Subaccount        LMPVPI Small Cap Growth Subaccount
     Salomon Brothers Variable Total Return Subaccount            LMPVPI Total Return Subaccount
     Scudder Real Estate Securities Subaccount                    DWS VIT RREEF Real Estate Securities Subaccount
     Scudder VIT Equity 500 Index Subaccount                      DWS VIT Equity 500 Index Subaccount
     Scudder Bond Subaccount                                      DWSI Bond Subaccount
     Scudder Capital Growth Subaccount                            DWSI Capital Growth Subaccount
     Scudder Global Discovery Subaccount                          DWSI Global Opportunities Subaccount
     Scudder Growth and Income Subaccount                         DWSI Growth & Income Subaccount
     Scudder Health Science Subaccount                            DWSI Health Care Subaccount
     Scudder International Subaccount                             DWSI International Subaccount
     Scudder Blue Chip Subaccount                                 DWSII Blue Chip Subaccount
     Scudder Conservative Income Strategy Subaccount              DWSII Income Allocation Subaccount
     Scudder Fixed Income Subaccount                              DWSII Core Fixed Income Subaccount
     Scudder Global Blue Chip Subaccount                          DWSII Global Thermatic Subaccount
     Scudder Government & Agency Securities Subaccount            DWSII Government & Agency Securities Subaccount
     Scudder Growth & Income Strategy Subaccount                  DWSII Moderate Allocation Subaccount
     Scudder Growth Strategy Subaccount                           DWSII Growth Allocation Subaccount
     Scudder High Income Subaccount                               DWSII High Income Subaccount
     Scudder Income & Growth Strategy Subaccount                  DWSII Conservative Allocation Subaccount

     Scudder International Select Equity Subaccount               DWSII International Select Equity Subaccount
     Scudder Large Cap Value Subaccount                           DWSII Large Cap Value Subaccount
     Scudder Mercury Large Cap Core Subaccount                    DWSI Mercury Large Cap Subaccount
     Scudder Mid Cap Growth Subaccount                            DWSII Mid Cap Growth Subaccount
     Scudder Money Market Subaccount                              DWSII Money Market Subaccount
     Scudder Salomon Aggressive Growth Subaccount                 DWSI Legg Mason Aggressive Growth Subaccount
     Scudder Small Cap Growth Subaccount                          DWSII Small Cap Growth Subaccount
     Scudder Strategic Income Subaccount                          DWSII Strategic Income Subaccount
     Scudder Technology Growth Subaccount                         DWSII Technology Subaccount
     Scudder Templeton Foreign Value Subaccount                   DWSII Templeton Foreign Value Subaccount
     Scudder Total Return Subaccount                              DWSII Balanced Subaccount
     SVS Davis Venture Subaccount                                 DWSII Davis Venture Subaccount
     SVS Dreman Financial Services Subaccount                     DWSII Dreman Financial Services Subaccount
     SVS Dreman High Return Equity Subaccount                     DWSII Dreman High Return Equity Subaccount
     SVS Dreman Small Cap Value Subaccount                        MIST Dreman Small Cap Value Subaccount
     SVS Janus Growth and Income Subaccount                       DWSII Janus Growth and Income Subaccount
     SVS Janus Growth Opportunities Subaccount                    DWSII Janus Growth Opportunities Subaccount
     SVS MFS Strategic Value Subaccount                           DWSII MFS Strategic Value Subaccount
     SVS Oak Strategic Equity Subaccount                          DWSI Oak Strategic Equity Subaccount
     SVS Turner Mid Cap Growth Subaccount                         DWSII Turner Mid Cap Growth Subaccount
     Smith Barney Adjustable Rate Income Subaccount               LMPVPIII Adjustable Rate Income Subaccount
     Travelers Social Awareness Stock Subaccount                  LMPVPIII Social Awareness Stock Subaccount
     MIST Federated High Yield Subaccount                         MIST BlackRock High Yield Subaccount
     MIST DWS Dreman Small Cap Value VIP Subaccount               DWSII Dreman Small Mid Cap Value Subaccount
     MIST Mercury Large Cap Core Subaccount                       MIST BlackRock Large Cap Core Subaccount

     Mergers:

     Old Portfolio                                                New Portfolio
     -------------                                                -------------

     Capital Appreciation Fund (e)                                Janus Capital Appreciation Portfolio (a)
     High Yield Bond Trust (e)                                    Western Asset Management High Yield Bond Portfolio (a)
     Managed Assets Trust (e)                                     Legg Mason Partners Managed Assets Portfolio (a)
     Money Market Portfolio (e)                                   BlackRock Money Market Portfolio (a)
     Pioneer Small Company VCT Portfolio (e)                      Pioneer Small Cap Value VCT Portfolio (a)
     Travelers AIM Capital Appreciation Portfolio (e)             Met/AIM Capital Appreciation Portfolio (a)
     Travelers Convertible Securities Portfolio (a)               Lord Abbett Bond Debenture Portfolio (a)
     Travelers Disciplined Mid Cap Stock Portfolio (e)            Batterymarch Mid Cap Stock Portfolio (a)
     Travelers Federated High Yield Portfolio (e)                 Federated High Yield Portfolio (a)
     Travelers Federated Stock Portfolio (a)                      Lord Abbett Growth and Income Portfolio (a)
     Travelers Mercury Large Cap Core Portfolio (e)               Mercury Large Cap Core Portfolio (a)
     Travelers MFS Value Portfolio (e)                            MFS Value Portfolio (a)
     Travelers Mondrian International Stock Portfolio (e)         Harris Oakmark International Portfolio (a)
     Travelers Pioneer Fund Portfolio (e)                         Pioneer Fund Portfolio (a)
     Pioneer Mid-Cap Value Portfolio (e)                          Pioneer Mid-Cap Value Portfolio (a)
     Travelers Style Focus Series: Small Cap Growth Portfolio (e) Met/AIM Small Cap Growth Portfolio (a)
     Travelers Style Focus Series: Small Cap Value Portfolio (e)  Dreman Small-Cap Value Portfolio (a)
     Travelers Equity Income Portfolio (e)                        FI Value Leaders Portfolio (a)
     Travelers Large Cap Portfolio (e)                            Fl Large Cap Portfolio (a)
     Travelers Managed Allocation Series:                         MetLife Conservative Allocation Portfolio (a)
     Conservative Portfolio (e)

     Travelers Managed Allocation Series:                           MetLife Conservative to Moderate
     Moderate-Conservative Portfolio (e)                            Allocation Portfolio (a)
     Travelers Managed Allocation Series: Moderate Portfolio (a)    MetLife Moderate Allocation Portfolio (a)
     Travelers Managed Allocation Series:                           MetLife Moderate to Aggressive Allocation
     Moderate-Aggressive Portfolio (e)                                Portfolio (a)
     Travelers Managed Allocation Series: Aggressive Portfolio (e)  MetLife Aggressive Allocation Portfolio (a)
     Travelers MFS Mid Cap Growth Portfolio (e)                     BlackRock Aggressive Growth Portfolio (a)
     Travelers MFS Total Return Portfolio (e)                       MFS Total Return Portfolio (a)
     Travelers Strategic Equity Portfolio (e)                       Fl Large Cap Portfolio (a)
     Travelers Quality Bond Account for Variable Annuities (e)      BlackRock Bond Income Portfolio (a)
     Travelers U.S. Government Securities Portfolio (e)             Western Asset Management U.S. Government Portfolio (a)
     DWSII Dreman Financial Services VIP Portfolio (f)              DWSII Dreman High Return Equity VIP Portfolio (b)
     DWSII MFS Strategic Value VIP Portfolio (f)                    DWSII Dreman High Return Equity VIP Portfolio (b)
     DWSII Income Allocation VIP Portfolio (f)                      DWSII Conservative Allocation VIP Portfolio (b)
     DWSI Janus Growth Opportunities VIP Portfolio (g)              DWSI Capital Growth VIP Portfolio (c)
     DWSI Legg Mason Aggressive Growth VIP Portfolio (g)            DWSI Capital Growth VIP Portfolio (c)
     DWSI Mercury Large Cap Core VIP Portfolio (g)                  DWSI Growth & Income VIP Portfolio (c)
     DWSI Oak Strategic Equity VIP Portfolio (g)                    DWSI Capital Growth VIP Portfolio (c)
     DWSI Templeton Foreign Value VIP Portfolio (g)                 DWSI International VIP Portfolio (c)
     Pioneer Balanced VCT Portfolio (h)                             Pioneer Ibbotson Moderate Allocation VCT Portfolio (d)
     Pioneer Europe VCT Portfolio (h)                               Pioneer International Value VCT Portfolio (d)
     Pioneer AmPac Growth VCT Portfolio (h)                         Pioneer Oak Ridge Large Cap Growth VCT Portfolio (d)

     (a)   For the period May 1, 2006 to December 31, 2006
     (b)   For the period September 18, 2006 to December 31, 2006
     (c)   For the period December 8, 2006 to December 31, 2006
     (d)   For the period December 15, 2006 to December 31, 200
     (e)   For the period January 1, 2006 to April 30, 2006
     (f)   For the period January 1, 2006 to September 17, 2006
     (g)   For the period January 1, 2006 to December 7, 2006
     (h)   For the period January 1, 2006 to December 14, 2006

     Substitutions:

     Old Portfolio                                                New Portfolio
     -------------                                                -------------

     Janus Aspen Balanced Portfolio (j)                           MFS Total Return Portfolio (i)
     Alger American Balanced Portfolio (j)                        MFS Total Return Portfolio (i)
     AllianceBernstein Large Cap Growth Portfolio (j)             T. Rowe Price Large Cap Growth Portfolio (i)
     Mercury Global Allocation V.I. Portfolio (j)                 Oppenheimer Global Equity Portfolio (i)
     Mutual Shares Securities Portfolio (j)                       Lord Abbett Growth and Income Portfolio (i)
     Templeton Growth Securities Portfolio (j)                    Oppenheimer Global Equity Portfolio (i)
     Oppenheimer Capital Appreciation Portfolio (j)               MIST Oppenheimer Capital Appreciation Portfolio (i)
     Oppenheimer Main Street Portfolio (j)                        Lord Abbett Growth and Income Portfolio (i)
     Oppenheimer Global Securities Portfolio (j)                  Oppenheimer Global Equity Portfolio (i)
     Delaware VIP REIT Series (j)                                 MIST Neuberger Berman Real Estate Portfolio (i)

1. BUSINESS -- (Concluded)

     Mercury Value Opportunities V.I. Fund (j)                     MIST Third Avenue Small Cap Value Portfolio (i)
     Lazard Retirement Small Cap Portfolio (j)                     MIST Third Avenue Small Cap Value Portfolio (i)

     (i)   For the period May 1, 2006 to December 31, 2006
     (j)   For the period January 1, 2006 to April 1, 2006

     For the year ended December 31, 2005:
     -------------------------------------

     Mergers:

     Old Portfolio                                                  New Portfolio
     -------------                                                  -------------

     21st Century Growth Portfolio                                  Scudder Small Cap Growth Portfolio
     MFS Emerging Growth Portfolio                                  MFS Mid Cap Growth Portfolio
     Scudder Growth Portfolio                                       Capital Growth Portfolio
     SVS Eagle Focused Large Cap Growth Portfolio                   Capital Growth Portfolio
     SVS Focus Value & Growth Portfolio                             Growth & Income Portfolio
     SVS Index 500 Portfolio                                        Scudder VIT Equity 500 Index Fund

     Not all funds may be available in all states or to all contract owners.

This report is prepared for the general information of contract owners and is not an offer of units of Separate Account Twelve for Variable Annuities or shares of Separate Account Twelve's underlying funds. It should not be used in connection with any offer except in conjunction with the prospectus for Separate Account Twelve offered by the Company and the prospectuses for the underlying funds, which collectively contain all pertinent information, including additional information on charges and expenses.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by Separate Account Twelve in the preparation of its financial statements.

Investments are valued daily at the net asset values per share of the underlying funds. Short-term investments are reported at fair value based on quoted market prices. Short-term investments, for which there is no reliable quoted market price, are recorded at amortized cost which approximates fair value. Changes in fair values are recorded in the Statement of Operations.

Security transactions are recorded on the trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

The operations of Separate Account Twelve form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code of 1986 (the "Code"). Under existing Federal income tax law, no taxes are payable on the investment income of Separate Account Twelve. Separate Account Twelve is not taxed as a "regulated investment company" under Subchapter M of the Code.

Net assets allocated to contracts in the payout period are computed according to Annuity 2000 Table. The assumed investment return is 3.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

The financial highlights disclosure is comprised of the units, unit values, net assets, investment income ratio, expense ratios and total returns for each Subaccount. Since each Subaccount offers multiple contract charges, certain information is provided in the form of a range. The range information may reflect varying time periods if assets did not exist with all contract charge options of the Subaccount for the entire year.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. CONTRACT CHARGES

The asset-based charges listed below are deducted, as appropriate, each business day and are assessed through the calculation of accumulation and annuity unit values;

     - Mortality and Expense Risks assumed by the Company ("M&E")
     - Administrative fees paid for administrative expenses ("ADM")
     - Enhanced Stepped-up Provision, if elected by the contract owner
       ("E.S.P.")
     - Guaranteed Minimum Withdrawal Benefit, if elected by the contract owner ("GMWB")
     - Guaranteed Minimum Withdrawal Benefit for life, if elected by the contract owner ("GMWBL")
     - Guaranteed Income Solution, if elected by the contract owner ("GIS")
     - Guaranteed Income Solution Plus, if elected by the contract owner
       ("GISP")
     - Guaranteed Minimum Accumulation Benefit, if elected by the contract owner ("GMAB")

Below is a table displaying separate account charges with their associated products offered in this Separate Account for each funding option. The table displays the following death benefit (Dth Ben) designations; Standard (S), Step up (SU), Deferred Annual Step up (D) and Roll up (R). In products where there is one death benefit only, the "Dth Ben" column is blank.

                                                                      Asset-based Charges
                                ----------------------------------------------------------------------------------------------
                                                                     Optional Features
Separate                                      ----------------------------------------------------------------------
Account       Dth                                              GMWB I           GMWB II                                 Total
Charge (1)    Ben Product       M&E   ADM     E.S.P.  GMWB I   PLUS    GMWB II   PLUS   GMWB III  GMWB L  GISP   GMAB   Charge
-----------------------------------------------------------------------------------------------------------------------------
Separate       S Pioneer
 Account          AnnuiStar
 Charge 1.55%     Plus         1.40%  0.15%                                                                             1.55%
               S Portfolio
                  Architect
                  Plus (2)     1.40%  0.15%                                                                             1.55%
               S Scudder
                  Advocate
                  Rewards      1.40%  0.15%                                                                             1.55%

Separate      SU Pioneer
 Account          AnnuiStar
 Charge 1.70%     Plus         1.55%  0.15%                                                                             1.70%
              SU Portfolio
                  Architect
                  Plus (2)     1.55%  0.15%                                                                             1.70%
              SU Scudder
                  Advocate
                  Rewards      1.55%  0.15%                                                                             1.70%

Separate       S Pioneer
 Account          AnnuiStar
 Charge 1.75%     Plus         1.40%  0.15%   0.20%                                                                     1.75%
               S Portfolio
                  Architect
                  Plus (2)     1.40%  0.15%   0.20%                                                                     1.75%
               S Scudder
                  Advocate
                  Rewards      1.40%  0.15%   0.20%                                                                     1.75%

                                                                      Asset-based Charges
                                ----------------------------------------------------------------------------------------------
                                                                     Optional Features
Separate                                      ----------------------------------------------------------------------
Account       Dth                                              GMWB I           GMWB II                                 Total
Charge (1)    Ben Product       M&E   ADM     E.S.P.  GMWB I   PLUS    GMWB II   PLUS   GMWB III  GMWB L  GISP   GMAB   Charge
-----------------------------------------------------------------------------------------------------------------------------
Separate       S Pioneer
 Account          AnnuiStar
 Charge 1.80%     Plus         1.40%  0.15%                                             0.25%                           1.80%
               S Portfolio
                  Architect
                  Plus (2)     1.40%  0.15%                                             0.25%                           1.80%
               S Scudder
                  Advocate
                  Rewards      1.40%  0.15%                                             0.25%                           1.80%

Separate      SU Pioneer
 Account          AnnuiStar
 Charge 1.90%     Plus         1.55%  0.15%   0.20%                                                                     1.90%
               R Pioneer
                  AnnuiStar
                  Plus         1.75%  0.15%                                                                             1.90%
              SU Portfolio
                  Architect
                  Plus (2)     1.55%  0.15%   0.20%                                                                     1.90%
               R Portfolio
                  Architect
                  Plus (2)     1.75%  0.15%                                                                             1.90%
              SU Scudder
                  Advocate
                  Rewards      1.55%  0.15%   0.20%                                                                     1.90%
               R Scudder
                  Advocate
                  Rewards      1.75%  0.15%                                                                             1.90%

Separate       S Pioneer
 Account          AnnuiStar
 Charge 1.95%     Plus         1.40%  0.15%           0.40%                                                             1.95%
              SU Pioneer
                  AnnuiStar
                  Plus         1.55%  0.15%                                             0.25%                           1.95%
               S Portfolio
                  Architect
                  Plus (2)     1.40%  0.15%           0.40%                                                             1.95%
              SU Portfolio
                  Architect
                  Plus (2)     1.55%  0.15%                                             0.25%                           1.95%
               S Scudder
                  Advocate
                  Rewards      1.40%  0.15%           0.40%                                                             1.95%
               S Scudder
                  Advocate
                  Rewards      1.40%  0.15%                                                                      0.40%  1.95%
              SU Scudder
                  Advocate
                  Rewards      1.55%  0.15%                                             0.25%                           1.95%

                                                                      Asset-based Charges
                                ----------------------------------------------------------------------------------------------
                                                                     Optional Features
Separate                                      ----------------------------------------------------------------------
Account       Dth                                              GMWB I           GMWB II                                 Total
Charge (1)    Ben Product       M&E   ADM     E.S.P.  GMWB I   PLUS    GMWB II   PLUS   GMWB III  GMWB L  GISP   GMAB   Charge
-----------------------------------------------------------------------------------------------------------------------------
Separate       S Pioneer
 Account          AnnuiStar
 Charge 2.00%     Plus         1.40%  0.15%   0.20%                                     0.25%                           2.00%
               S Portfolio
                  Architect
                  Plus (2)     1.40%  0.15%   0.20%                                     0.25%                           2.00%
               S Scudder
                  Advocate
                  Rewards      1.40%  0.15%   0.20%                                     0.25%                           2.00%

Separate       S Pioneer
 Account          AnnuiStar
 Charge 2.05%     Plus         1.40%  0.15%                                                                      0.50%  2.05%
               S Pioneer
                  AnnuiStar
                  Plus         1.40%  0.15%                            0.50%                                            2.05%
               S Portfolio
                  Architect
                  Plus (2)     1.40%  0.15%                                                                      0.50%  2.05%
               S Portfolio
                  Architect
                  Plus (2)     1.40%  0.15%                            0.50%                                            2.05%
               S Scudder
                  Advocate
                  Rewards      1.40%  0.15%                            0.50%                                            2.05%

Separate      SU Pioneer
 Account          AnnuiStar
 Charge 2.10%     Plus         1.55%  0.15%           0.40%                                                             2.10%
               R Pioneer
                  AnnuiStar
                  Plus         1.75%  0.15%   0.20%                                                                     2.10%
              SU Portfolio
                  Architect
                  Plus (2)     1.55%  0.15%           0.40%                                                             2.10%
               R Portfolio
                  Architect
                  Plus (2)     1.75%  0.15%   0.20%                                                                     2.10%
               S Scudder
                  Advocate
                  Rewards      1.40%  0.15%                    0.55%                                                    2.10%
              SU Scudder
                  Advocate
                  Rewards      1.55%  0.15%           0.40%                                                             2.10%
              SU Scudder
                  Advocate
                  Rewards      1.55%  0.15%                                                                      0.40%  2.10%
               R Scudder
                  Advocate
                  Rewards      1.75%  0.15%   0.20%                                                                     2.10%

                                                                      Asset-based Charges
                                ----------------------------------------------------------------------------------------------
                                                                     Optional Features
Separate                                      ----------------------------------------------------------------------
Account       Dth                                              GMWB I           GMWB II                                 Total
Charge (1)    Ben Product       M&E   ADM     E.S.P.  GMWB I   PLUS    GMWB II   PLUS   GMWB III  GMWB L  GISP   GMAB   Charge
-----------------------------------------------------------------------------------------------------------------------------
Separate       S Pioneer
 Account          AnnuiStar
 Charge 2.15%     Plus         1.40%  0.15%   0.20%   0.40%                                                             2.15%
              SU Pioneer
                  AnnuiStar
                  Plus         1.55%  0.15%   0.20%                                     0.25%                           2.15%
               R Pioneer
                  AnnuiStar
                  Plus         1.75%  0.15%                                             0.25%                           2.15%
               S Portfolio
                  Architect
                  Plus (2)     1.40%  0.15%   0.20%   0.40%                                                             2.15%
              SU Portfolio
                  Architect
                  Plus (2)     1.55%  0.15%   0.20%                                     0.25%                           2.15%
               R Portfolio
                  Architect
                  Plus (2)     1.75%  0.15%                                             0.25%                           2.15%
               S Scudder
                  Advocate
                  Rewards      1.40%  0.15%   0.20%   0.40%                                                             2.15%
               S Scudder
                  Advocate
                  Rewards      1.40%  0.15%   0.20%                                                              0.40%  2.15%
              SU Scudder
                  Advocate
                  Rewards      1.55%  0.15%   0.20%                                     0.25%                           2.15%
               R Scudder
                  Advocate
                  Rewards      1.75%  0.15%                                             0.25%                           2.15%

Separate       S Pioneer
 Account          AnnuiStar
 Charge 2.20%     Plus         1.40%  0.15%                                                       0.65%                 2.20%
              SU Pioneer
                  AnnuiStar
                  Plus         1.55%  0.15%                                                                      0.50%  2.20%
              SU Pioneer
                  AnnuiStar
                  Plus         1.55%  0.15%                            0.50%                                            2.20%
              SU Portfolio
                  Architect
                  Plus (2)     1.55%  0.15%                                                                      0.50%  2.20%
              SU Portfolio
                  Architect
                  Plus (2)     1.55%  0.15%                            0.50%                                            2.20%

                                                                      Asset-based Charges
                                ----------------------------------------------------------------------------------------------
                                                                     Optional Features
Separate                                      ----------------------------------------------------------------------
Account       Dth                                              GMWB I           GMWB II                                 Total
Charge (1)    Ben Product       M&E   ADM     E.S.P.  GMWB I   PLUS    GMWB II   PLUS   GMWB III  GMWB L  GISP   GMAB   Charge
-----------------------------------------------------------------------------------------------------------------------------
Separate
 Account       S Scudder
 Charge 2.20%     Advocate
 (Continued)      Rewards      1.40%  0.15%                                     0.65%                                   2.20%
              SU Scudder
                  Advocate
                  Rewards      1.55%  0.15%                            0.50%                                            2.20%

Separate       S Pioneer
 Account          AnnuiStar
 Charge 2.25%     Plus         1.40%  0.15%   0.20%                                                              0.50%  2.25%
               S Pioneer
                  AnnuiStar
                  Plus         1.40%  0.15%   0.20%                    0.50%                                            2.25%
               S Portfolio
                  Architect
                  Plus (2)     1.40%  0.15%   0.20%                                                              0.50%  2.25%
               S Portfolio
                  Architect
                  Plus (2)     1.40%  0.15%   0.20%                    0.50%                                            2.25%
               S Scudder
                  Advocate
                  Rewards      1.40%  0.15%   0.20%                    0.50%                                            2.25%
              SU Scudder
                  Advocate
                  Rewards      1.55%  0.15%                    0.55%                                                    2.25%

Separate      SU Pioneer
 Account          AnnuiStar
 Charge 2.30%     Plus         1.55%  0.15%   0.20%   0.40%                                                             2.30%
               R Pioneer
                  AnnuiStar
                  Plus         1.75%  0.15%           0.40%                                                             2.30%
              SU Portfolio
                  Architect
                  Plus (2)     1.55%  0.15%   0.20%   0.40%                                                             2.30%
               R Portfolio
                  Architect
                  Plus (2)     1.75%  0.15%           0.40%                                                             2.30%
               S Scudder
                  Advocate
                  Rewards      1.40%  0.15%   0.20%            0.55%                                                    2.30%
              SU Scudder
                  Advocate
                  Rewards      1.55%  0.15%   0.20%   0.40%                                                             2.30%

              SU Scudder
                  Advocate
                  Rewards      1.55%  0.15%   0.20%                                                              0.40%  2.30%

                                                                      Asset-based Charges
                                ----------------------------------------------------------------------------------------------
                                                                     Optional Features
Separate                                      ----------------------------------------------------------------------
Account       Dth                                              GMWB I           GMWB II                                 Total
Charge (1)    Ben Product       M&E   ADM     E.S.P.  GMWB I   PLUS    GMWB II   PLUS   GMWB III  GMWB L  GISP   GMAB   Charge
-----------------------------------------------------------------------------------------------------------------------------
Separate
 Account       R Scudder
 Charge 2.30%     Advocate
 (Continued)      Rewards      1.75%  0.15%           0.40%                                                             2.30%
               R Scudder
                  Advocate
                  Rewards      1.75%  0.15%                                                                      0.40%  2.30%

Separate       S Pioneer
 Account          AnnuiStar
 Charge 2.35%     Plus         1.40%  0.15%                                                       0.80%                 2.35%
              SU Pioneer
                  AnnuiStar
                  Plus         1.55%  0.15%                                                       0.65%                 2.35%
               R Pioneer
                  AnnuiStar
                  Plus         1.75%  0.15%   0.20%                                     0.25%                           2.35%
               R Portfolio
                  Architect
                  Plus (2)     1.75%  0.15%   0.20%                                     0.25%                           2.35%
              SU Scudder
                  Advocate
                  Rewards      1.55%  0.15%                                     0.65%                                   2.35%
               R Scudder
                  Advocate
                  Rewards      1.75%  0.15%   0.20%                                     0.25%                           2.35%

Separate       S Pioneer
 Account          AnnuiStar
 Charge 2.40%     Plus         1.40%  0.15%   0.20%                                               0.65%                 2.40%
              SU Pioneer
                  AnnuiStar
                  Plus         1.55%  0.15%   0.20%                                                              0.50%  2.40%
              SU Pioneer
                  AnnuiStar
                  Plus         1.55%  0.15%   0.20%                    0.50%                                            2.40%
               R Pioneer
                  AnnuiStar
                  Plus         1.75%  0.15%                                                                      0.50%  2.40%
               R Pioneer
                  AnnuiStar
                  Plus         1.75%  0.15%                            0.50%                                             2.40%
              SU Portfolio
                  Architect
                  Plus (2)     1.55%  0.15%   0.20%                                                              0.50%  2.40%
              SU Portfolio
                  Architect
                  Plus (2)     1.55%  0.15%   0.20%                    0.50%                                            2.40%

                                                                      Asset-based Charges
                                ----------------------------------------------------------------------------------------------
                                                                     Optional Features
Separate                                      ----------------------------------------------------------------------
Account       Dth                                              GMWB I           GMWB II                                 Total
Charge (1)    Ben Product       M&E   ADM     E.S.P.  GMWB I   PLUS    GMWB II   PLUS   GMWB III  GMWB L  GISP   GMAB   Charge
-----------------------------------------------------------------------------------------------------------------------------
Separate       R Portfolio
 Account          Architect
 Charge 2.40%     Plus
 (Continued)      (notes 2-3)  1.75%  0.15%                                                                      0.50%  2.40%
               R Portfolio
                  Architect
                  Plus (2)     1.75%  0.15%                            0.50%                                            2.40%
               S Scudder
                  Advocate
                  Rewards      1.40%  0.15%   0.20%                             0.65%                                   2.40%
              SU Scudder
                  Advocate
                  Rewards      1.55%  0.15%   0.20%                    0.50%                                            2.40%
               R Scudder
                  Advocate
                  Rewards      1.75%  0.15%                            0.50%                                            2.40%

Separate      SU Scudder
 Account          Advocate
 Charge 2.45%     Rewards      1.55%  0.15%   0.20%            0.55%                                                    2.45%
               R Scudder
                  Advocate
                  Rewards      1.75%  0.15%                    0.55%                                                    2.45%

Separate      SU Pioneer
 Account          AnnuiStar
 Charge 2.50%     Plus         1.55%  0.15%                                                       0.80%                 2.50%
               R Pioneer
                  AnnuiStar
                  Plus         1.75%  0.15%   0.20%   0.40%                                                             2.50%
               R Portfolio
                  Architect
                  Plus (2)     1.75%  0.15%   0.20%   0.40%                                                             2.50%
               R Scudder
                  Advocate
                  Rewards      1.75%  0.15%   0.20%   0.40%                                                             2.50%
               R Scudder
                  Advocate
                  Rewards      1.75%  0.15%   0.20%                                                              0.40%  2.50%
Separate       S Pioneer
 Account          AnnuiStar
 Charge 2.55%     Plus         1.40%  0.15%   0.20%                                               0.80%                 2.55%
              SU Pioneer
                  AnnuiStar
                  Plus         1.55%  0.15%   0.20%                                               0.65%                 2.55%
               R Pioneer
                  AnnuiStar
                  Plus         1.75%  0.15%                                                       0.65%                 2.55%
              SU Scudder
                  Advocate
                  Rewards      1.55%  0.15%   0.20%                             0.65%                                   2.55%

3. CONTRACT CHARGES -- (Concluded)

                                                                      Asset-based Charges
                                ----------------------------------------------------------------------------------------------
                                                                     Optional Features
Separate                                      ----------------------------------------------------------------------
Account       Dth                                              GMWB I           GMWB II                                 Total
Charge (1)    Ben Product       M&E   ADM     E.S.P.  GMWB I   PLUS    GMWB II   PLUS   GMWB III  GMWB L  GISP   GMAB   Charge
-----------------------------------------------------------------------------------------------------------------------------
Separate
 Account       R Scudder
 Charge 2.55%     Advocate
 (continued)      Rewards      1.75%  0.15%                                     0.65%                                   2.55%

Separate       R Pioneer
 Account          AnnuiStar
 Charge 2.60%     Plus         1.75%  0.15%   0.20%                                                              0.50%  2.60%
               R Pioneer
                  AnnuiStar
                  Plus         1.75%  0.15%   0.20%                    0.50%                                            2.60%
               R Portfolio
                  Architect
                  Plus (2)     1.75%  0.15%   0.20%                                                              0.50%  2.60%
               R Portfolio
                  Architect
                  Plus (2)     1.75%  0.15%   0.20%                    0.50%                                            2.60%
               R Scudder
                  Advocate
                  Rewards      1.75%  0.15%   0.20%                    0.50%                                            2.60%
Separate       R Scudder
 Account          Advocate
 Charge 2.65%     Rewards      1.75%  0.15%   0.20%            0.55%                                                    2.65%

Separate      SU Pioneer
 Account          AnnuiStar
 Charge 2.70%     Plus         1.55%  0.15%   0.20%                                               0.80%                 2.70%
               R Pioneer
                  AnnuiStar
                  Plus         1.75%  0.15%                                                       0.80%                 2.70%

Separate       R Scudder
 Account          Advocate
 Charge 2.75%     Rewards      1.75%  0.15%   0.20%                                     0.65%                           2.75%
               R Pioneer
                  AnnuiStar
                  Plus         1.75%  0.15%   0.20%                                               0.65%                 2.75%

Separate       R Pioneer
 Account          AnnuiStar
 Charge 2.90%     Plus         1.75%  0.15%   0.20%                                               0.80%                 2.90%

(1) Certain accumulation and annuity unit values may not be available through certain Subaccounts.

(2) We are waiving the following amounts of the Mortality and Expense Risk Charge on the following Subaccounts: an amount equal to the underlying fund expenses that are in excess of 0.90% for the Harris Oakmark International Subaccount - Class A of the Met Investors Series Trust; and 0.15% for the Subaccount investing in the Western Asset Management U.S. Government Subaccount - Class A of the Metropolitan Series Fund, Inc.

      For contracts in the accumulation phase with a value of less than $100,000, an annual charge of $40 is assessed through the redemption of units and paid to the Company to cover administrative charges.

      A withdrawal charge will be applied to withdrawals from the contract and will be calculated as a percentage of the purchase payments and any purchase payment credits withdrawn. The maximum percentage is 8%, decreasing to 0% after nine full years for all products.

      For a full explanation of product charges and associated product features and benefits, please refer to your product prospectus.

4. STATEMENT OF INVESTMENTS

                                                                                As of and for the period ended December 31, 2006
                                                                           ---------------------------------------------------------
INVESTMENTS                                                                   No. of         Market         Cost of       Proceeds
                                                                              Shares          Value        Purchases     from Sales
                                                                           ------------   ------------   ------------   ------------
AIM Variable Insurance Funds (1.5%)
  AIM V.I. Capital Appreciation Subaccount (Series II) (Cost $5,937,268)        275,267   $  7,132,174   $  1,040,692   $    813,797
  AIM V.I. Mid Cap Core Equity Subaccount (Series II) (Cost $3,898,559)         308,653      4,142,123        819,917        858,560
  AIM V.I. Utilities Subaccount (Cost $1,673,911)                                98,494      2,091,023        620,890        223,932
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $11,509,738)                                                    682,414   $ 13,365,320   $  2,481,499   $  1,896,289
                                                                           ============   ============   ============   ============
Alger American Fund (0.2%)
  Alger American Balanced Subaccount (Class S) (Cost $0)                             --   $         --   $     44,543   $  3,738,070
  Alger American Leveraged AllCap Subaccount (Class S) (Cost $1,247,564)         36,414      1,491,892      2,879,487      2,956,603
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $1,247,564)                                                      36,414   $  1,491,892   $  2,924,030   $  6,694,673
                                                                           ============   ============   ============   ============
AllianceBernstein Variable Products Series Fund, Inc. (0.0%)
  AllianceBernstein Large-Cap Growth Subaccount (Class B)
    Total (Cost $0)                                                                  --   $         --   $     45,164   $  1,632,192
                                                                           ============   ============   ============   ============
American Funds Insurance Series (8.2%)
  American Funds Global Growth Subaccount (Class 2) (Cost $8,441,890)           505,593   $ 11,775,260   $  1,473,985   $  1,259,173
  American Funds Growth Subaccount (Class 2) (Cost $25,317,412)                 505,391     32,385,463      3,165,351      3,063,956
  American Funds Growth-Income Subaccount (Class 2) (Cost $25,306,612)          715,040     30,167,522      2,916,093      2,366,762
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $59,065,914)                                                  1,726,024   $ 74,328,245   $  7,555,429   $  6,689,891
                                                                           ============   ============   ============   ============
Capital Appreciation Fund (0.0%)
  Capital Appreciation Subaccount
    Total (Cost $0)                                                                  --   $         --   $    497,609   $  5,271,516
                                                                           ============   ============   ============   ============
Credit Suisse Trust (0.8%)
  Credit Suisse Trust Emerging Markets Subaccount (Cost $3,577,960)             255,113   $  5,574,218   $  1,330,615   $    686,194
  Credit Suisse Trust Global Small Cap Subaccount (Cost $1,081,757)              87,442      1,281,893        717,599        175,415
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $4,659,717)                                                     342,555   $  6,856,111   $  2,048,214   $    861,609
                                                                           ============   ============   ============   ============
Delaware VIP Trust (0.0%)
  Delaware VIP REIT Subaccount (Standard Class)
    Total (Cost $0)                                                                  --   $         --   $  1,106,787   $  8,744,953
                                                                           ============   ============   ============   ============
Dreyfus Investment Portfolios (0.7%)
  Dreyfus MidCap Stock Subaccount (Service Shares)
    Total (Cost $5,793,268)                                                     349,368   $  6,051,060   $  1,284,988   $    682,115
                                                                           ============   ============   ============   ============
Dreyfus Socially Responsible Growth Fund, Inc. (0.0%)
  Dreyfus Socially Responsible Growth Subaccount (Service Shares)
    Total (Cost $165,539)                                                         6,939   $    195,826   $      7,126   $      5,237
                                                                           ============   ============   ============   ============
Dreyfus Variable Investment Fund (0.8%)
  Dreyfus VIF Appreciation Subaccount (Initial Shares) (Cost $1,745,692)         50,322   $  2,141,214   $    193,950   $    230,470
  Dreyfus VIF Developing Leaders Subaccount (Initial Shares)
    (Cost $4,408,646)                                                           112,465      4,726,925      1,001,559      1,078,283
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $6,154,338)                                                     162,787   $  6,868,139   $  1,195,509   $  1,308,753
                                                                           ============   ============   ============   ============
DWS Investments VIT Funds (1.5%)
  DWS VIT Equity 500 Index Subaccount (Class B) (Cost $5,638,767)               434,495   $  6,500,043   $    905,522   $  1,291,137
  DWS VIT RREEF Real Estate Securites Subaccount (Class B)
    (Cost $4,579,713)                                                           305,680      6,831,958        557,145      1,092,385
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $10,218,480)                                                    740,175   $ 13,332,001   $  1,462,667   $  2,383,522
                                                                           ============   ============   ============   ============

                                                                                         As of and for the period ended
                                                                                        December 31, 2006 -- (Continued)
                                                                           ---------------------------------------------------------
INVESTMENTS                                                                   No. of         Market         Cost of       Proceeds
                                                                              Shares          Value        Purchases     from Sales
                                                                           ------------   ------------   ------------   ------------
DWS Variable Series I (2.7%)
  DWSI Bond Subaccount (Class B) (Cost $116,475)                                 16,920   $    118,611   $     92,084   $     34,788
  DWSI Capital Growth Subaccount (Class B) (Cost $8,294,258)                    501,381      9,100,069      5,482,643      2,526,008
  DWSI Global Opportunities Subaccount (Class B) (Cost $2,427,154)              193,693      3,472,919        588,549        872,401
  DWSI Growth & Income Subaccount (Class B) (Cost $4,511,072)                   478,143      5,211,763      1,857,836        630,934
  DWSI Health Care Subaccount (Class B) (Cost $1,725,066)                       146,360      1,984,648        466,986        931,454
  DWSI International Subaccount (Class B) (Cost $3,742,038)                     367,251      4,913,823      1,795,888        627,234
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $20,816,063)                                                  1,703,748   $ 24,801,833   $ 10,283,986   $  5,622,819
                                                                           ============   ============   ============   ============
DWS Variable Series II (14.6%)
  DWSII Dreman Financial Services Subaccount (Class B) (Cost $0)                     --   $         --   $    477,597   $  1,954,580
  DWSII All Cap Growth Subaccount (Class B) (Cost $0)                                --             --        447,944        849,051
  DWSII Balanced Subaccount (Class B) (Cost $2,849,171)                         130,708      3,193,186        269,684      1,290,104
  DWSII Blue Chip Subaccount (Class B) (Cost $4,589,074)                        320,226      5,162,050      3,863,242      4,717,072
  DWSII Conservative Allocation Subaccount (Class B) (Cost $6,262,671)          575,690      6,827,687      2,060,732      1,214,701
  DWSII Core Fixed Income Subaccount (Class B) (Cost $6,938,794)                589,504      6,979,726        816,015        848,921
  DWSII Davis Venture Value Subaccount (Class B) (Cost $9,575,837)              852,364     12,120,618      2,359,535      3,602,024
  DWSII Dreman High Return Equity Subaccount (Class B) (Cost $12,417,578)       968,976     14,554,026      5,142,577      1,710,512
  DWSII Dreman Small Mid Cap Value Subaccount (Class B)
    (Cost $7,737,395)                                                           433,741      9,923,987      1,180,737      1,050,148
  DWSII Foreign Value Subaccount (Class B) (Cost $0)                                 --             --        683,465      1,513,997
  DWSII Global Thematic Subaccount (Class B) (Cost $2,754,675)                  214,857      3,734,210      1,405,589      1,104,913
  DWSII Government & Agency Securities Subaccount (Class B)
    (Cost $3,000,593)                                                           246,079      3,014,465        606,128      1,077,851
  DWSII Growth Allocation Subaccount (Class B) (Cost $11,230,769)             1,011,587     13,089,941      1,213,309        757,216
  DWSII High Income Subaccount (Class B) (Cost $5,150,050)                      633,554      5,309,179      1,522,687      1,601,718
  DWSII Income Allocation Subaccount (Class B) (Cost $0)                             --             --        184,651      1,315,742
  DWSII International Select Equity Subaccount (Class B) (Cost $5,648,413)      493,549      8,025,107      1,811,331      1,586,924
  DWSII Janus Growth & Income Subaccount (Class B) (Cost $1,861,771)            199,087      2,353,209        222,341        358,987
  DWSII Janus Growth Opportunities Subaccount (Class B) (Cost $0)                    --             --         84,011        432,824
  DWSII Large Cap Core Subaccount (Class B) (Cost $0)                                --             --        960,587      1,596,707
  DWSII Large Cap Value Subaccount (Class B) (Cost $3,642,977)                  246,652      4,424,938        544,832        612,769
  DWSII MFS(R) Strategic Value Subaccount (Class B) (Cost $0)                        --             --        173,843      1,856,186
  DWSII Mid Cap Growth Subaccount (Class B) (Cost $852,407)                      79,797        987,091        417,724        103,252
  DWSII Moderate Allocation Subaccount (Class B) (Cost $14,029,388)           1,295,124     16,085,440      1,009,796      2,744,085
  DWSII Money Market Subaccount (Class B) (Cost $6,634,816)                   6,634,816      6,634,816     16,928,954     14,858,715
  DWSII Oak Strategic Equity Subaccount (Class B) (Cost $0)                          --             --        199,867      2,528,881
  DWSII Small Cap Growth Subaccount (Class B) (Cost $3,160,109)                 267,814      3,738,687        311,576        445,782
  DWSII Strategic Income Subaccount (Class B) (Cost $3,431,365)                 304,027      3,569,281        596,194      1,949,984
  DWSII Technology Subaccount (Class B) (Cost $1,248,835)                       148,007      1,369,067        445,699        844,547
  DWSII Turner Mid Cap Growth Subaccount (Class B) (Cost $1,916,810)            206,238      2,214,999        413,384        270,165
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $114,933,498)                                                15,852,397   $133,311,710   $ 46,354,031   $ 54,798,358
                                                                           ============   ============   ============   ============
FAM Variable Series Funds, Inc. (0.0%)
  FAMVS Mercury Global Allocation V.I. Subaccount (Class III) (Cost $0)              --   $         --   $    180,006   $  7,645,072
  FAMVS Mercury Value Opportunities V.I. Subaccount (Class III) (Cost $0)            --             --        618,531      4,182,196
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $0)                                                                  --   $         --   $    798,537   $ 11,827,268
                                                                           ============   ============   ============   ============

                                                                                         As of and for the period ended
                                                                                        December 31, 2006 -- (Continued)
                                                                           ---------------------------------------------------------
INVESTMENTS                                                                   No. of         Market         Cost of       Proceeds
                                                                              Shares          Value        Purchases     from Sales
                                                                           ------------   ------------   ------------   ------------
Franklin Templeton Variable Insurance Products Trust (4.9%)
  FTVIPT Franklin Rising Dividends Securities Subaccount (Class 2)
    (Cost $13,030,123)                                                          775,200   $ 15,930,354   $  2,856,333   $  2,569,361
  FTVIPT Franklin Small-Mid Cap Growth Securities Subaccount (Class 2)
    (Cost $5,642,683)                                                           309,248      6,843,664        915,928        724,837
  FTVIPT Mutual Shares Securities Subaccount (Class 2) (Cost $0)                     --             --        253,392      4,827,447
  FTVIPT Templeton Developing Markets Securities Subaccount (Class 2)
    (Cost $5,410,520)                                                           601,461      8,294,150      1,486,042      1,077,443
  FTVIPT Templeton Foreign Securities Subaccount (Class 2)
    (Cost $10,641,561)                                                          756,811     14,167,499      2,952,057      1,775,637
  FTVIPT Templeton Growth Securities Subaccount (Class 2) (Cost $0)                  --             --        365,833     10,620,982
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $34,724,887)                                                  2,442,720   $ 45,235,667   $  8,829,585   $ 21,595,707
                                                                           ============   ============   ============   ============
High Yield Bond Trust (0.0%)
  High Yield Bond Subaccount
    Total (Cost $0)                                                                  --   $         --   $    411,343   $  3,191,278
                                                                           ============   ============   ============   ============
Janus Aspen Series (0.2%)
  Janus Aspen Balanced Subaccount (Service Shares) (Cost $0)                         --   $         --   $     34,890   $    898,466
  Janus Aspen Global Life Sciences Subaccount (Service Shares)
    (Cost $525,192)                                                              72,157        678,272         23,082        149,489
  Janus Aspen Global Technology Subaccount (Service Shares)
    (Cost $700,386)                                                             205,259        876,455        104,265        151,321
  Janus Aspen Worldwide Growth Subaccount (Service Shares)
    (Cost $337,973)                                                              13,531        435,833         41,658         38,955
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $1,563,551)                                                     290,947   $  1,990,560   $    203,895   $  1,238,231
Lazard Retirement Series, Inc. (0.0%)
  Lazard Retirement Small Cap Subaccount
    Total (Cost $0)                                                                  --   $         --   $    612,270   $  4,377,717
                                                                           ============   ============   ============   ============
Legg Mason Partners Variable Portfolios I, Inc. (2.2%)
  LMPVPI All Cap Subaccount (Class I) (Cost $3,485,784)                         213,991   $  4,177,097   $    510,301   $    438,988
  LMPVPI All Cap Subaccount (Class II) (Cost $433,940)                           23,775        464,795        435,644         17,756
  LMPVPI Investors Subaccount (Class I) (Cost $2,066,134)                       157,521      2,606,975        401,913        267,553
  LMPVPI Large Cap Growth Subaccount (Class I) (Cost $2,182,766)                191,441      2,458,096        124,043        197,299
  LMPVPI Small Cap Growth Subaccount (Class I) (Cost $4,190,024)                326,557      4,787,324        584,310        566,662
  LMPVPI Total Return Subaccount (Class II) (Cost $5,051,835)                   446,895      5,559,375      1,394,619        490,927
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $17,410,483)                                                  1,360,180   $ 20,053,662   $  3,450,830   $  1,979,185
                                                                           ============   ============   ============   ============
Legg Mason Partners Variable Portfolios II (2.9%)
  LMPVPII Aggressive Growth Subaccount (Class I) (Cost $4,653,778)              222,795   $  5,772,617   $    505,650   $    951,977
  LMPVPII Aggressive Growth Subaccount (Class II) (Cost $7,881,337)             380,738      9,731,655      2,018,469      1,375,386
  LMPVPII Equity Index Subaccount (Class II) (Cost $7,387,256)                  264,164      9,015,928        499,973      1,049,622
  LMPVPII Growth and Income Subaccount (Class I) (Cost $1,337,663)              290,992      1,641,196        111,589        181,681
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $21,260,034)                                                  1,158,689   $ 26,161,396   $  3,135,681   $  3,558,666
                                                                           ============   ============   ============   ============
Legg Mason Partners Variable Portfolios III, Inc. (0.4%)
  LMPVPIII Adjustable Rate Income Subaccount (Cost $2,336,457)                  231,913   $  2,291,303   $    341,338   $    435,587
  LMPVPIII Social Awareness Stock Subaccount (Cost $840,431)                     35,253        951,480        162,965         55,053
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $3,176,888)                                                     267,166   $  3,242,783   $    504,303   $    490,640
                                                                           ============   ============   ============   ============
Lord Abbett Series Fund, Inc. (2.0%)
  Lord Abbett Growth and Income Subaccount (Class VC) (Cost $7,667,339)         293,046   $  8,597,976   $    975,085   $    930,084
  Lord Abbett Mid-Cap Value Subaccount (Class VC) (Cost $8,651,074)             429,323      9,350,651      1,452,870      1,037,400
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $16,318,413)                                                    722,369   $ 17,948,627   $  2,427,955   $  1,967,484
                                                                           ============   ============   ============   ============
Managed Assets Trust (0.0%)
  Managed Assets Subaccount
     Total (Cost $0)                                                                 --   $         --   $    235,284   $  2,446,803
                                                                           ============   ============   ============   ============

                                                                                         As of and for the period ended
                                                                                        December 31, 2006 -- (Continued)
                                                                           ---------------------------------------------------------
INVESTMENTS                                                                   No. of         Market         Cost of       Proceeds
                                                                              Shares          Value        Purchases     from Sales
                                                                           ------------   ------------   ------------   ------------
Met Investors Series Trust (7.5%)
  MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (Cost $3,017,099)        149,758   $  2,909,797   $  3,398,415   $    354,417
  MIST BlackRock High Yield Subaccount (Class A) (Cost $2,975,319)              355,105      3,167,534      3,309,965        340,482
  MIST BlackRock Large-Cap Core Subaccount (Class A) (Cost $4,670,452)          446,999      5,006,389      4,959,756        295,851
  MIST Dreman Small-Cap Value Subaccount (Class A) (Cost $145,162)               11,343        156,190        208,340         61,108
  MIST Harris Oakmark International Subaccount (Class A) (Cost $3,095,620)      180,262      3,430,377      3,305,035        210,010
  MIST Janus Capital Appreciation Subaccount (Class A) (Cost $4,370,826)         58,387      4,533,161      4,879,841        482,314
  MIST Legg Mason Partners Managed Assets Subaccount (Class A)
    (Cost $2,349,811)                                                           138,994      2,511,615      2,509,350        157,032
  MIST Lord Abbett Bond Debenture Subaccount (Class A) (Cost $3,733,217)        316,007      3,953,248      3,991,139        263,947
  MIST Lord Abbett Growth and Income Subaccount (Class B)
    (Cost $5,916,463)                                                           219,954      6,422,647      6,445,476        541,860
  MIST Lord Abbett Mid-Cap Value Subaccount (Class B) (Cost $129,506)             6,428        145,014        130,425            967
  MIST Met/AIM Capital Appreciation Subaccount (Class A) (Cost $1,356,644)      111,443      1,206,928      1,531,509        166,030
  MIST Met/AIM Small Cap Growth Subaccount (Class A) (Cost $116,412)              8,674        117,356        150,524         33,628
  MIST MFS(R) Value Subaccount (Class A) (Cost $3,605,014)                      266,911      3,800,808      3,918,082        319,616
  MIST Neuberger Berman Real Estate Subaccount (Class A) (Cost $7,837,745)      529,931      9,607,648      8,829,954      1,094,228
  MIST Oppenheimer Capital Appreciation Subaccount (Class B)
    (Cost $6,559,407)                                                           734,831      6,760,448      7,218,407        639,219
  MIST Pioneer Fund Subaccount (Class A) (Cost $726,010)                         53,825        787,455        782,483         58,208
  MIST Pioneer Mid-Cap Value Subaccount (Class A) (Cost $88,313)                  7,797         93,100         89,710          1,443
  MIST Pioneer Strategic Income Subaccount (Class A) (Cost $6,248,006)          658,932      6,233,493      6,619,383        376,069
  MIST Third Avenue Small Cap Value Subaccount (Class B) (Cost $7,966,556)      472,597      8,232,637      8,147,983        179,140
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $64,907,582)                                                  4,728,178   $ 69,075,845   $ 70,425,777   $  5,575,569
                                                                           ============   ============   ============   ============
Metropolitan Series Fund, Inc. (12.3%)
  MSF BlackRock Aggressive Growth Subaccount (Class D) (Cost $3,899,524)        162,601   $  3,869,893   $  4,389,904   $    472,527
  MSF BlackRock Bond Income Subaccount (Class A) (Cost $5,772,015)               55,748      6,054,829      6,142,182        377,841
  MSF BlackRock Money Market Subaccount (Class A) (Cost $22,074,219)            220,742     22,074,219     30,928,677      8,854,458
  MSF FI Large Cap Subaccount (Class A) (Cost $3,276,445)                       222,633      3,366,217      3,557,756        267,166
  MSF FI Value Leaders Subaccount (Class D) (Cost $5,068,761)                    25,295      5,260,049      5,474,138        392,657
  MSF MetLife Aggressive Allocation Subaccount (Class B) (Cost $1,398,893)      122,237      1,496,177      1,437,423         38,031
  MSF MetLife Conservative Allocation Subaccount (ClassB) (Cost $284,526)        28,400        299,332        296,491         12,157
  MSF MetLife Conservative to Moderate Allocation Subaccount (Class B)
    (Cost $251,623)                                                              24,187        266,538        256,343          4,848
  MSF MetLife Moderate Allocation Subaccount (Class B) (Cost $2,585,343)        239,929      2,754,387      3,867,021      1,254,233
  MSF MetLife Moderate to Aggressive Allocation Subaccount (Class B )
    (Cost $4,313,803)                                                           386,222      4,611,489      4,413,203         99,355
  MSF MFS(R) Total Return Subaccount (Class B) (Cost $3,686,596)                 25,608      3,969,290      4,104,523        430,320
  MSF MFS(R) Total Return Subaccount (Class F) (Cost $21,673,825)               150,706     23,415,214     23,024,007      1,363,752
  MSF Oppenheimer Global Equity Subaccount (Class B) (Cost $26,153,658)       1,661,356     27,910,785     28,642,692      2,388,673
  MSF T. Rowe Price Large Cap Growth Subaccount (Class B)
    (Cost $1,658,913)                                                           118,150      1,794,704      1,751,314         92,760
  MSF Western Asset Management High Yield Bond Subaccount (Class A)
    (Cost $2,864,004)                                                           298,189      3,074,325      3,136,675        278,047
  MSF Western Asset Management U.S. Government Subaccount (Class A)
    (Cost $2,054,071)                                                           174,420      2,145,363      2,354,543        307,543
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $107,016,219)                                                 3,916,423   $112,362,811   $123,776,892   $ 16,634,368
                                                                           ============   ============   ============   ============
Money Market Portfolio (0.0%)
  Money Market Subaccount
    Total (Cost $0)                                                                  --   $         --   $  5,235,174   $ 19,157,191
                                                                           ============   ============   ============   ============

                                                                                         As of and for the period ended
                                                                                        December 31, 2006 -- (Continued)
                                                                           ---------------------------------------------------------
INVESTMENTS                                                                   No. of         Market         Cost of       Proceeds
                                                                              Shares          Value        Purchases     from Sales
                                                                           ------------   ------------   ------------   ------------
Oppenheimer Variable Account Funds (0.0%)
  Oppenheimer Capital Appreciation Subaccount/VA (Service Shares)
    (Cost $0)                                                                        --   $         --   $    421,696   $  6,529,856
  Oppenheimer Global Securities Subaccount/VA (Service Shares) (Cost $0)             --             --      1,008,127     10,304,249
  Oppenheimer Main Street/VA Subaccount ( Service Shares) (Cost $0)                  --             --        219,510        898,904
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $0)                                                                  --   $         --   $  1,649,333   $ 17,733,009
                                                                           ============   ============   ============   ============
PIMCO Variable Insurance Trust (2.0%)
  PIMCO VIT Real Return Subaccount (Administrative Class)
    (Cost $6,302,763)                                                           494,923   $  5,904,427   $    982,209   $    958,563
  PIMCO VIT Total Return Subaccount (Administrative Class)
    (Cost $13,154,927)                                                        1,263,140     12,782,980      1,687,321      1,393,061
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $19,457,690)                                                  1,758,063   $ 18,687,407   $  2,669,530   $  2,351,624
                                                                           ============   ============   ============   ============
Pioneer Variable Contracts Trust (29.6%)
  Pioneer America Income VCT Subaccount (Class II) (Cost $8,013,074)            798,192   $  7,758,429   $  1,694,658   $  4,064,318
  Pioneer AmPac Growth VCT Subaccount (Class II) (Cost $0)                           --             --        102,594      1,037,514
  Pioneer Balanced VCT Subaccount (Class II) (Cost $0)                               --             --      2,374,227      8,115,255
  Pioneer Cullen Value VCT Subaccount (Class II) (Cost $4,911,551)              433,052      5,564,718      3,874,944        971,695
  Pioneer Emerging Markets VCT Subaccount (Class II) (Cost $7,785,371)          330,663     11,216,075      4,701,044      2,974,172
  Pioneer Equity Income VCT Subaccount (Class II) (Cost $12,936,041)            654,752     16,414,626      3,171,417      2,030,630
  Pioneer Equity Opportunity VCT Subaccount (Class II) (Cost $152,324)           13,649        174,842        140,712         24,604
  Pioneer Europe VCT Subaccount (Class II) (Cost $0)                                 --             --        653,792      1,311,779
  Pioneer Fund VCT Subaccount (Class II) (Cost $11,868,109)                     619,305     15,315,420      1,586,331      1,912,552
  Pioneer Global High Yield VCT Subaccount (Class II) (Cost $4,349,652)         429,190      4,454,994      4,151,462      1,025,247
  Pioneer Growth Shares VCT Subaccount (Class II) (Cost $3,559,746)             294,437      4,236,950        675,963        913,429
  Pioneer High Yield VCT Subaccount (Class II) (Cost $23,902,348)             2,153,006     23,704,599      8,796,088      9,147,442
  Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II)
    (Cost $3,897,136)                                                           346,346      4,301,623      3,067,799         82,374
  Pioneer Ibbotson Growth Allocation VCT Subaccount (Class II)
    (Cost $58,024,076)                                                        5,128,826     61,904,925     52,827,147        446,397
  Pioneer Ibbotson Moderate Allocation VCT Subaccount (Class II)
    (Cost $41,344,756)                                                        3,789,003     43,990,319     30,386,619      2,086,043
  Pioneer International Value VCT Subaccount (Class II) (Cost $5,290,497)       392,307      6,535,840      3,620,788        366,942
  Pioneer Mid Cap Value VCT Subaccount (Class II) (Cost $12,868,322)            623,035     12,610,218      4,231,287      1,932,145
  Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II)
    (Cost $4,752,678)                                                           421,638      5,114,469      2,575,418      1,128,821
  Pioneer Real Estate Shares VCT Subaccount (Class II) (Cost $8,358,743)        365,729     12,054,442      2,798,888      1,619,953
  Pioneer Small and Mid Cap Growth VCT Subaccount (Class II)
    (Cost $1,285,759)                                                           117,938      1,445,918        485,902        590,395
  Pioneer Small Cap Value VCT Subaccount (Class II) (Cost $7,155,312)           508,615      9,033,008      2,517,300      1,677,409
  Pioneer Small Company VCT Subaccount (Class II) (Cost $0)                          --             --         88,475      1,622,922
  Pioneer Strategic Income VCT Subaccount (Class II) (Cost $16,928,514)       1,558,271     16,829,329      4,854,507      2,977,505
  Pioneer Value VCT Subaccount (Class II) (Cost $6,140,919)                     484,194      7,301,649        847,513        847,382
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $243,524,928)                                                19,462,148   $269,962,393   $140,224,875   $ 48,906,925
                                                                           ============   ============   ============   ============
Putnam Variable Trust (1.0%)
  Putnam VT International Equity Subaccount (Class IB) (Cost $225,446)           16,929   $    349,406   $     55,979   $     43,740
  Putnam VT Small Cap Value Subaccount (Class IB) (Cost $7,353,842)             353,682      8,583,873      1,920,670        853,697
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $7,579,288)                                                     370,611   $  8,933,279   $  1,976,649   $    897,437
                                                                           ============   ============   ============   ============

4. STATEMENT OF INVESTMENTS -- (Concluded)

                                                                                         As of and for the period ended
                                                                                        December 31, 2006 -- (Continued)
                                                                           ---------------------------------------------------------
INVESTMENTS                                                                   No. of         Market         Cost of       Proceeds
                                                                              Shares          Value        Purchases     from Sales
                                                                           ------------   ------------   ------------   ------------
The Travelers Series Trust (0.0%)
  Travelers AIM Capital Appreciation Subaccount (Cost $0)                            --   $         --   $     58,416   $  1,503,336
  Travelers Convertible Securities Subaccount (Cost $0)                              --             --        157,937      3,406,611
  Travelers Disciplined Mid Cap Stock Subaccount (Cost $0)                           --             --        581,642      3,395,779
  Travelers Equity Income Subaccount (Cost $0)                                       --             --        849,138      5,486,084
  Travelers Federated High Yield Subaccount (Cost $0)                                --             --        491,626      3,252,374
  Travelers Federated Stock Subaccount (Cost $0)                                     --             --         80,833        542,541
  Travelers Large Cap Subaccount (Cost $0)                                           --             --        323,032      2,375,301
  Travelers Managed Allocation Series: Aggressive Subaccount (Cost $0)               --             --        487,989      1,252,707
  Travelers Managed Allocation Series: Conservative Subaccount (Cost $0)             --             --         19,140        816,462
  Travelers Managed Allocation Series: Moderate Subaccount (Cost $0)                 --             --        792,063      3,406,132
  Travelers Managed Allocation Series: Moderate-Aggressive Subaccount
    (Cost $0)                                                                        --             --        529,635      4,833,801
  Travelers Managed Allocation Series: Moderate-Conservative Subaccount
    (Cost $0)                                                                        --             --        177,917        239,271
  Travelers Mercury Large Cap Core Subaccount (Cost $0)                              --             --        448,877      4,715,707
  Travelers MFS(R) Mid Cap Growth Subaccount (Cost $0)                               --             --        341,546      4,254,102
  Travelers MFS(R) Total Return Subaccount (Cost $0)                                 --             --      1,492,074     22,022,480
  Travelers MFS(R) Value Subaccount (Cost $0)                                        --             --        304,128      3,429,495
  Travelers Mondrian International Stock Subaccount (Cost $0)                        --             --        320,482      2,568,214
  Travelers Pioneer Fund Subaccount (Cost $0)                                        --             --         28,664        763,475
  Travelers Pioneer Mid Cap Value Subaccount (Cost $0)                               --             --         50,492         68,291
  Travelers Pioneer Strategic Income Subaccount (Cost $0)                            --             --        669,748      5,883,659
  Travelers Quality Bond Subaccount (Cost $0)                                        --             --        557,961      6,046,053
  Travelers Strategic Equity Subaccount (Cost $0)                                    --             --         84,045      1,136,167
  Travelers Style Focus Series: Small Cap Growth Subaccount (Cost $0)                --             --         23,082        117,380
  Travelers Style Focus Series: Small Cap Value Subaccount (Cost $0)                 --             --         67,446         84,411
  Travelers U.S. Government Securities Subaccount (Cost $0)                          --             --        334,431      2,394,715
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $0)                                                                  --   $         --   $  9,272,344   $ 83,994,548
                                                                           ============   ============   ============   ============
Van Kampen Life Investment Trust (0.8%)
  Van Kampen LIT Comstock Subaccount (Class II) (Cost $6,680,534)               525,498   $  7,724,821   $    877,480   $    511,466
  Van Kampen LIT Enterprise Subaccount (Class II) (Cost $75,744)                  6,009         93,501          1,968         20,491
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $6,756,278)                                                     531,507   $  7,818,322   $    879,448   $    531,957
                                                                           ============   ============   ============   ============
Variable Insurance Products Fund (3.2%)
  VIP Contrafund(R) Subaccount (Service Class 2) (Cost $10,378,128)             390,424   $ 12,146,105   $  3,005,792   $  1,296,025
  VIP Dynamic Capital Appreciation Subaccount (Service Class 2)
    (Cost $435,752)                                                              61,162        579,814         88,408         90,492
  VIP Mid Cap Subaccount (Service Class 2) (Cost $13,865,407)                   480,582     16,459,933      3,443,429      1,206,369
                                                                           ------------   ------------   ------------   ------------
    Total (Cost $24,679,287)                                                    932,168   $ 29,185,852   $  6,537,629   $  2,592,886
                                                                           ============   ============   ============   ============

5. FINANCIAL HIGHLIGHTS

                                                                                                       Expense           Total
                                        Year              Unit Value        Net     Investment(1)      Ratio(2)        Return(3)
                                        Ended    Units     Lowest to      Assets       Income         Lowest to        Lowest to
                                       Dec 31   (000s)    Highest ($)     ($000s)     Ratio (%)      Highest (%)      Highest (%)
                                       ------   ------   -------------    -------   -------------    -----------   ---------------
AIM Variable Insurance Funds
  AIM V.I. Capital Appreciation
    Subaccount (Series II)              2006     5,077   1.158 - 1.432     7,131           --        1.55 - 2.50       3.44 - 7.97
                                        2005     4,772   1.118 - 1.371     6,479           --        1.55 - 2.50      5.86 - 12.88
                                        2004     4,273   1.054 - 1.283     5,456           --        1.55 - 2.50       2.42 - 7.11
                                        2003     1,313   1.217 - 1.225     1,606           --        1.55 - 2.50      8.64 - 15.35
  AIM V.I. Mid Cap Core Equity
    Subaccount (Series II)              2006     2,637   1.209 - 1.606     4,137         0.69        1.55 - 2.50       8.23 - 9.25
                                        2005     2,898   1.115 - 1.470     4,197         0.30        1.55 - 2.50       3.10 - 7.81
                                        2004     2,579   1.065 - 1.391     3,560         0.03        1.55 - 2.50      6.27 - 11.82
                                        2003       935   1.237 - 1.244     1,161           --        1.55 - 2.50      7.74 - 13.30
  AIM V.I. Utilities Subaccount         2006     1,160   1.356 - 1.848     2,091         3.67        1.55 - 2.65     22.21 - 23.53
                                        2005       943   1.109 - 1.496     1,383         3.59        1.55 - 2.65    (3.92) - 15.08
                                        2004       384   1.199 - 1.300       494         1.02        1.55 - 2.65      2.65 - 22.21
                                        2003        74   1.064 - 1.066        79         1.78        1.95 - 2.30      7.04 - 12.11
Alger American Fund
  Alger American Balanced
    Subaccount (Class S)                2006        --   1.071 - 1.171        --           --        1.55 - 2.65       0.26 - 0.60
                                        2005     3,193   1.068 - 1.164     3,655         1.40        1.55 - 2.65       2.03 - 6.50
                                        2004     2,662   1.014 - 1.093     2,875         0.93        1.55 - 2.65       1.70 - 6.65
                                        2003       735   1.059 - 1.065       780           --        1.55 - 2.50       3.40 - 9.81
  Alger American Leveraged All Cap
    Subaccount (Class S)                2006       967   1.388 - 1.572     1,492           --        1.55 - 2.50     16.03 - 17.14
                                        2005       945   1.189 - 1.342     1,250           --        1.55 - 2.50     11.39 - 12.40
                                        2004       713   1.067 - 1.194       843           --        1.55 - 2.50       1.63 - 7.65
                                        2003       187   1.118 - 1.123       209           --        1.70 - 2.50     (0.18) - 9.69
AllianceBernstein Variable
Products Series Fund, Inc.
  AllianceBernstein Large-Cap
    Growth  Subaccount
    (Class B)                           2006        --   1.151 - 1.353        --           --        1.55 - 2.50   (3.04) - (2.17)
                                        2005     1,159   1.186 - 1.383     1,587           --        1.55 - 2.50     11.96 - 22.48
                                        2004     1,102   1.060 - 1.223     1,341           --        1.55 - 2.50      4.54 - 11.48
                                        2003       390   1.141 - 1.146       446           --        1.55 - 2.30      6.32 - 11.30
American Funds Insurance Series
  American Funds Global Growth
    Subaccount (Class 2)                2006     6,431   1.450 - 1.964    11,774         0.86        1.55 - 2.60     11.36 - 18.53
                                        2005     6,136   1.236 - 1.657     9,633         0.71        1.55 - 2.60     11.23 - 12.77
                                        2004     3,899   1.113 - 1.475     5,687         0.40        1.55 - 2.50      3.82 - 12.21
                                        2003       952   1.313 - 1.320     1,253         0.03        1.55 - 2.30      1.85 - 19.80
  American Funds Growth
    Subaccount (Class 2)                2006    19,839   1.318 - 1.732    32,381         0.81        1.55 - 2.60       7.33 - 8.52
                                        2005    19,615   1.228 - 1.596    29,726         0.80        1.55 - 2.60     13.33 - 16.76
                                        2004    10,831   1.086 - 1.395    14,959         0.27        1.55 - 2.50      3.43 - 10.80
                                        2003     2,243   1.251 - 1.259     2,817         0.20        1.55 - 2.50      3.97 - 17.16
  American Funds Growth-Income
    Subaccount (Class 2)                2006    19,767   1.231 - 1.614    30,164         1.56        1.55 - 2.60     12.22 - 13.42
                                        2005    19,719   1.097 - 1.423    26,682         1.55        1.55 - 2.60       2.11 - 9.11
                                        2004    10,637   1.065 - 1.366    14,361         1.41        1.55 - 2.50       2.70 - 8.67
                                        2003     2,514   1.249 - 1.257     3,151         1.74        1.55 - 2.50      7.63 - 21.10
Capital Appreciation Fund
  Capital Appreciation Subaccount       2006        --   1.326 - 1.649        --           --        1.55 - 2.60   (1.41) - (1.02)
                                        2005     3,234   1.345 - 1.666     4,984           --        1.55 - 2.60      3.06 - 17.98
                                        2004     1,027   1.169 - 1.432     1,457           --        1.55 - 2.50      0.43 - 23.52
                                        2003       285   1.210 - 1.217       346         0.10        1.55 - 2.30      6.49 - 16.02

                                                                                                       Expense           Total
                                        Year              Unit Value        Net     Investment(1)      Ratio(2)        Return(3)
                                        Ended    Units     Lowest to      Assets       Income         Lowest to        Lowest to
                                       Dec 31   (000s)    Highest ($)     ($000s)     Ratio (%)      Highest (%)      Highest (%)
                                       ------   ------   -------------    -------   -------------    -----------   ---------------
Credit Suisse Trust
  Credit Suisse Trust Emerging
    Markets Subaccount                  2006     2,258   1.570 - 2.673     5,572         0.57        1.55 - 2.65     29.03 - 30.45
                                        2005     1,943   1.215 - 2.049     3,698         0.74        1.55 - 2.65      0.33 - 27.21
                                        2004     1,220   1.161 - 1.626     1,875         0.46        1.55 - 2.65     16.51 - 28.86
                                        2003        48   1.317 - 1.322        63           --        1.55 - 2.30      4.35 - 22.15
  Credit Suisse Trust Global Small
    Cap Subaccount                      2006       723   1.236 - 1.838     1,280           --        1.55 - 2.65      8.49 - 11.46
                                        2005       399   1.120 - 1.649       629           --        1.55 - 2.65      0.27 - 14.36
                                        2004       284   1.129 - 1.442       394           --        1.55 - 2.65      3.48 - 15.75
                                        2003        27   1.236 - 1.238        34           --        1.95 - 2.30     15.70 - 25.97
Delaware VIP Trust
  Delaware VIP REIT Subaccount
    (Standard Class)                    2006        --   1.628 - 2.254        --         2.38        1.55 - 2.60     29.19 - 30.59
                                        2005     4,584   1.257 - 1.726     7,675         1.65        1.55 - 2.60    (1.18) - 13.33
                                        2004     2,736   1.290 - 1.635     4,437         1.24        1.55 - 2.50     14.63 - 29.35
                                        2003       668   1.256 - 1.264       843           --        1.55 - 2.50      3.03 - 19.38
Dreyfus Investment Portfolios
  Dreyfus MidCap Stock
    Subaccount (Service Shares)         2006     4,155   1.239 - 1.502     6,048         0.18        1.55 - 2.65       4.91 - 6.00
                                        2005     4,350   1.181 - 1.417     5,997           --        1.55 - 2.65    (0.25) - 14.74
                                        2004     3,418   1.114 - 1.321     4,425         0.30        1.55 - 2.65      2.82 - 15.92
                                        2003       767   1.168 - 1.174       898         0.31        1.55 - 2.50      2.98 - 17.10
Dreyfus Socially Responsible
Growth Fund, Inc.
  Dreyfus Socially Responsible
    Growth Subaccount
    (Service Shares)                    2006       155   1.122 - 1.285       196           --        1.55 - 2.50       6.24 - 7.35
                                        2005       150   1.054 - 1.197       178         0.24        1.55 - 2.50       0.86 - 2.86
                                        2004        78   1.159 - 1.177        91         0.25        1.55 - 2.50       0.09 - 3.91
                                        2003        18           1.125        20           --        1.95 - 2.10       3.50 - 9.76
Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation
    Subaccount (Initial Shares)         2006     1,535   1.179 - 1.428     2,141         1.51        1.55 - 2.60     13.47 - 14.70
                                        2005     1,556   1.039 - 1.245     1,900         0.02        1.55 - 2.60       0.87 - 3.16
                                        2004     1,270   1.197 - 1.212     1,530         2.04        1.55 - 2.30       2.31 - 4.69
                                        2003       613   1.167 - 1.171       717         2.87        1.55 - 2.10      1.74 - 15.19
  Dreyfus VIF Developing Leaders
    Subaccount (Initial Shares)         2006     3,271   1.144 - 1.499     4,726         0.41        1.55 - 2.50       1.26 - 2.18
                                        2005     3,570   1.129 - 1.467     5,092           --        1.55 - 2.50      3.17 - 10.90
                                        2004     2,585   1.095 - 1.408     3,609         0.28        1.55 - 2.50      8.62 - 11.62
                                        2003       891   1.276 - 1.285     1,142         0.05        1.55 - 2.50      4.85 - 25.59
DWS Investments VIT Funds
  DWS VIT Equity 500 Index
    Subaccount (Class B)                2006     5,731   1.126 - 1.142     6,499         0.80        1.55 - 2.65     12.15 - 13.41
                                        2005     6,021   1.004 - 1.007     6,053           --        1.55 - 2.65     (1.18) - 0.70
  DWS VIT RREEF Real Estate
    Securites  Subaccount
    (Class B)                           2006     3,224   1.750 - 2.222     6,828           --        1.55 - 2.65     33.49 - 34.99
                                        2005     3,495   1.311 - 1.646     5,504         2.84        1.55 - 2.65    (3.73) - 16.90
                                        2004     2,400   1.209 - 1.501     3,514         0.42        1.55 - 2.65      3.11 - 35.46
                                        2003       506   1.160 - 1.166       589           --        1.55 - 2.50      4.29 - 18.19
  DWSI Bond Subaccount
    (Class B)                           2006       117   1.010 - 1.024       119         2.85        1.55 - 2.45       0.20 - 2.71
                                        2005        60   0.992 - 0.997        59           --        1.55 - 2.45     (1.19) - 0.81

                                                                                                       Expense           Total
                                        Year              Unit Value        Net     Investment(1)      Ratio(2)        Return(3)
                                        Ended    Units     Lowest to      Assets       Income         Lowest to        Lowest to
                                       Dec 31   (000s)    Highest ($)     ($000s)     Ratio (%)      Highest (%)      Highest (%)
                                       ------   ------   -------------    -------   -------------    -----------   ---------------
DWS Variable Series I -- (Continued)
  DWSI Capital Growth
    Subaccount (Class B)                2006     6,909   1.162 - 1.347     9,098         0.21        1.55 - 2.65       5.39 - 6.48
                                        2005     4,625   1.100 - 1.265     5,732         0.25        1.55 - 2.65      4.46 - 11.49
                                        2004     1,365   1.053 - 1.184     1,587         0.10        1.55 - 2.65       2.33 - 6.11
                                        2003       337   1.112 - 1.118       376           --        1.55 - 2.50      4.39 - 10.08
  DWSI Global Opportunities
    Subaccount (Class B)                2006     1,707   1.344 - 2.124     3,473         0.89        1.55 - 2.65     18.75 - 20.00
                                        2005     1,836   1.131 - 1.770     3,142         0.35        1.55 - 2.65      1.16 - 16.61
                                        2004     1,126   1.193 - 1.523     1,662           --        1.55 - 2.65      4.35 - 22.99
                                        2003       274   1.251 - 1.255       344           --        1.70 - 2.30      7.82 - 22.36
  DWSI Growth & Income
    Subaccount (Class B)                2006     3,833   1.142 - 1.419     5,211         0.60        1.55 - 2.65      0.88 - 11.56
                                        2005     2,907   1.100 - 1.272     3,530         0.96        1.55 - 2.65      2.80 - 10.60
                                        2004     1,738   1.079 - 1.222     2,045         0.26        1.55 - 2.65      1.85 - 10.77
                                        2003       409   1.124 - 1.130       461           --        1.55 - 2.50      4.54 - 13.72
  DWSI Health Care
    Subaccount (Class B)                2006     1,532   1.110 - 1.341     1,984           --        1.55 - 2.65       0.54 - 4.20
                                        2005     1,859   1.091 - 1.287     2,336           --        1.55 - 2.65     (0.63) - 6.66
                                        2004     1,418   1.037 - 1.210     1,681           --        1.55 - 2.65      0.78 - 11.15
                                        2003       483   1.119 - 1.125       542           --        1.55 - 2.50      1.44 - 11.12
  DWSI International Subaccount
    (Class B)                           2006     2,654   1.563 - 1.912     4,913         1.47        1.55 - 2.65      2.47 - 23.51
                                        2005     2,015   1.280 - 1.548     3,017         1.22        1.55 - 2.65      8.44 - 15.99
                                        2004     1,537   1.135 - 1.359     2,029         0.52        1.55 - 2.65      9.31 - 14.96
                                        2003       247   1.182 - 1.187       293           --        1.55 - 2.30      1.28 - 17.79
DWS Variable Series II
  DWSII Dreman Financial Services
    Subaccount (Class B)                2006        --   1.067 - 1.277        --         2.97        1.55 - 2.65       4.00 - 4.84
                                        2005     1,495   1.026 - 1.218     1,774         1.46        1.55 - 2.65     (3.02) - 2.13
                                        2004     1,230   1.058 - 1.243     1,499         0.75        1.55 - 2.65      8.04 - 10.30
                                        2003       352   1.126 - 1.131       397           --        1.70 - 2.50      3.48 - 12.45
  DWSII All Cap Growth
    Subaccount (Class B)                2006        --   1.320 - 1.592        --           --        1.55 - 2.65      9.31 - 10.48
                                        2005       379   1.204 - 1.441       527           --        1.55 - 2.65    (0.50) - 12.94
                                        2004       314   1.101 - 1.293       399           --        1.55 - 2.65      2.81 - 12.96
                                        2003        85   1.174 - 1.178       100           --        1.55 - 2.10       2.97 - 7.90
  DWSII Balanced Subaccount
    (Class B)                           2006     2,690   1.116 - 1.235     3,193         2.20        1.55 - 2.65       7.00 - 8.14
                                        2005     3,592   1.043 - 1.142     3,937         2.71        1.55 - 2.65       1.16 - 2.62
                                        2004     2,934   1.031 - 1.116     3,150         0.36        1.55 - 2.65       1.19 - 4.69
                                        2003       359   1.060 - 1.066       382           --        1.55 - 2.50       3.91 - 6.85
  DWSII Blue Chip Subaccount
    (Class B)                           2006     3,352   1.204 - 1.614     5,161         0.44        1.55 - 2.65     12.15 - 13.42
                                        2005     3,966   1.072 - 1.423     5,453         0.65        1.55 - 2.65    (0.46) - 12.18
                                        2004     2,330   1.109 - 1.318     2,958         0.15        1.55 - 2.65      7.34 - 13.82
                                        2003       581   1.152 - 1.158       671           --        1.55 - 2.50      5.18 - 16.53
  DWSII Conservative Allocation
    Subaccount (Class B)                2006     5,911   1.077 - 1.167     6,827         1.14        1.55 - 2.65       3.84 - 7.17
                                        2005     5,124   1.015 - 1.089     5,547           --        1.55 - 2.65       0.30 - 4.76
                                        2004     1,540   1.056 - 1.060     1,630           --        1.55 - 2.45       0.47 - 5.59
  DWSII Core Fixed Income
    Subaccount (Class B)                2006     6,799   0.997 - 1.060     6,979         3.21        1.55 - 2.65       1.22 - 2.36
                                        2005     6,920   0.985 - 1.041     6,972         2.88        1.55 - 2.65     (0.81) - 0.30
                                        2004     6,328   0.993 - 1.015     6,373         1.59        1.55 - 2.65       1.52 - 3.64
                                        2003     1,455   0.985 - 0.991     1,437           --        1.55 - 2.50     (1.50) - 2.92

                                                                                                       Expense           Total
                                        Year              Unit Value        Net     Investment(1)      Ratio(2)        Return(3)
                                        Ended    Units     Lowest to      Assets       Income         Lowest to        Lowest to
                                       Dec 31   (000s)    Highest ($)     ($000s)     Ratio (%)      Highest (%)      Highest (%)
                                       ------   ------   -------------    -------   -------------    -----------   ---------------
DWS Variable Series II -- (Continued)
  DWSII Davis Venture Value
    Subaccount (Class B)                2006     8,072   1.174 - 1.542    12,119         0.28        1.55 - 2.65     11.38 - 12.64
                                        2005     8,869   1.054 - 1.369    11,845         0.36        1.55 - 2.65    (0.35) - 11.05
                                        2004     6,497   1.066 - 1.273     8,146         0.01        1.55 - 2.65       1.94 - 9.65
                                        2003     1,041   1.154 - 1.161     1,205           --        1.55 - 2.50      5.55 - 15.11
  DWSII Dreman High Return Equity
    Subaccount (Class B)                2006     9,449   1.194 - 1.606    14,551         1.28        1.55 - 2.65     11.28 - 16.38
                                        2005     7,389   1.165 - 1.380     9,823         1.17        1.55 - 2.65     (0.25) - 8.04
                                        2004     5,095   1.113 - 1.304     6,498         0.57        1.55 - 2.65      3.77 - 12.50
                                        2003       800   1.159 - 1.165       929           --        1.55 - 2.50      8.99 - 18.37
  DWSII Dreman Small Mid Cap
    Value Subaccount (Class B)          2006     5,080   1.305 - 2.044     9,922         0.38        1.55 - 2.65     21.35 - 22.62
                                        2005     5,312   1.075 - 1.667     8,507         0.34        1.55 - 2.65    (0.87) - 14.30
                                        2004     3,925   1.165 - 1.542     5,901         0.24        1.55 - 2.65      3.52 - 23.66
                                        2003       788   1.241 - 1.247       981           --        1.55 - 2.50      5.97 - 21.88
  DWSII Foreign Value Subaccount
    (Class B)                           2006        --   1.334 - 1.365        --         2.91        1.55 - 2.65     19.00 - 20.26
                                        2005       862   1.121 - 1.135       973         1.32        1.55 - 2.65      0.36 - 10.38
  DWSII Global Thematic
    Subaccount (Class B)                2006     1,889   1.493 - 2.050     3,734         0.20        1.55 - 2.65     26.31 - 27.65
                                        2005     1,843   1.181 - 1.606     2,844           --        1.55 - 2.65      0.17 - 22.10
                                        2004     1,126   1.122 - 1.332     1,451         0.35        1.55 - 2.65      2.57 - 14.26
                                        2003       185   1.178 - 1.183       219           --        1.55 - 2.30      4.15 - 17.66
  DWSII Government & Agency
    Securities Subaccount
    (Class B)                           2006     2,931   1.005 - 1.054     3,014         3.60        1.55 - 2.65       1.10 - 2.15
                                        2005     3,460   0.994 - 1.037     3,493         3.49        1.55 - 2.65     (0.58) - 0.69
                                        2004     3,316   0.998 - 1.015     3,343         0.98        1.55 - 2.65     (0.10) - 2.67
                                        2003       489   0.992 - 0.998       486           --        1.55 - 2.50     (0.30) - 1.74
  DWSII Growth Allocation
    Subaccount (Class B)                2006    10,427   1.138 - 1.270    13,088         0.76        1.55 - 2.65      9.66 - 10.92
                                        2005     9,972   1.036 - 1.145    11,336           --        1.55 - 2.65       1.27 - 8.10
                                        2004     2,461   1.093 - 1.097     2,695           --        1.55 - 2.45       0.64 - 8.43
  DWSII High Income
    Subaccount (Class B)                2006     4,075   1.169 - 1.333     5,309         7.72        1.55 - 2.65       7.25 - 8.46
                                        2005     4,385   1.090 - 1.229     5,280        11.26        1.55 - 2.65     (0.45) - 3.52
                                        2004     3,479   1.082 - 1.207     4,131         4.49        1.55 - 2.65      0.67 - 11.89
                                        2003     1,081   1.088 - 1.094     1,180           --        1.55 - 2.50      4.69 - 10.66
  DWSII Income Allocation
    Subaccount (Class B)                2006        --   1.063 - 1.084        --         4.44        1.55 - 2.50       1.31 - 1.98
                                        2005     1,098   1.049 - 1.063     1,160           --        1.55 - 2.50       0.29 - 2.42
                                        2004        56   1.041 - 1.042        58           --        1.70 - 2.10       0.29 - 3.58
  DWSII International Select Equity
    Subaccount (Class B)                2006     4,304   1.553 - 1.944     8,024         1.58        1.55 - 2.65     21.80 - 23.12
                                        2005     4,187   1.275 - 1.579     6,374         2.31        1.55 - 2.65      0.62 - 15.19
                                        2004     3,414   1.148 - 1.407     4,698         0.21        1.55 - 2.65     14.09 - 16.09
                                        2003       443   1.206 - 1.212       535           --        1.55 - 2.50      9.78 - 20.30
  DWSII Janus Growth & Income
    Subaccount (Class B)                2006     1,687   1.257 - 1.435     2,353         0.22        1.55 - 2.65       5.10 - 6.30
                                        2005     1,755   1.196 - 1.350     2,311           --        1.55 - 2.65      4.61 - 10.02
                                        2004     1,716   1.099 - 1.227     2,082           --        1.55 - 2.65      7.23 - 11.10
                                        2003       578   1.116 - 1.122       647           --        1.55 - 2.50      6.26 - 12.00

                                                                                                       Expense           Total
                                        Year              Unit Value        Net     Investment(1)      Ratio(2)        Return(3)
                                        Ended    Units     Lowest to      Assets       Income         Lowest to        Lowest to
                                       Dec 31   (000s)    Highest ($)     ($000s)     Ratio (%)      Highest (%)      Highest (%)
                                       ------   ------   -------------    -------   -------------    -----------   ---------------
DWS Variable Series II -- (Continued)
  DWSII Janus Growth Opportunities
    Subaccount (Class B)                2006        --   1.127 - 1.284        --           --        1.55 - 2.65   (1.99) - (1.00)
                                        2005       271   1.143 - 1.297       347           --        1.55 - 2.65     (0.70) - 5.53
                                        2004       254   1.105 - 1.229       308           --        1.55 - 2.65      5.60 - 13.07
                                        2003       118   1.109 - 1.113       132           --        1.55 - 2.10      4.70 - 11.45
  DWSII Large Cap Core
    Subaccount (Class B)                2006        --   1.203 - 1.280        --           --        1.55 - 2.55      5.08 - 11.01
                                        2005       673   1.094 - 1.153       771           --        1.55 - 2.55    (0.26) - 14.80
  DWSII Large Cap Value
    Subaccount (Class B)                2006     3,182   1.191 - 1.424     4,424         1.16        1.55 - 2.65     11.90 - 13.20
                                        2005     3,201   1.061 - 1.258     3,958         1.37        1.55 - 2.65     (0.93) - 5.55
                                        2004     2,718   1.080 - 1.258     3,390         0.73        1.55 - 2.50       2.29 - 7.98
                                        2003     1,057   1.159 - 1.165     1,229           --        1.55 - 2.50      6.79 - 16.30
  DWSII MFS(R) Strategic Value
    Subaccount (Class B)                2006        --   1.127 - 1.311        --         0.68        1.55 - 2.65       2.27 - 3.07
                                        2005     1,393   1.102 - 1.272     1,710         0.69        1.55 - 2.65     (3.16) - 3.90
                                        2004     1,299   1.138 - 1.300     1,638         0.06        1.55 - 2.65     12.96 - 15.89
                                        2003       455   1.119 - 1.124       510           --        1.55 - 2.50      4.19 - 12.99
  DWSII Mid Cap Growth
    Subaccount (Class B)                2006       685   1.253 - 1.463       987           --        1.55 - 2.65       6.67 - 8.85
                                        2005       463   1.164 - 1.344       609           --        1.55 - 2.65     11.71 - 12.91
                                        2004       303   1.042 - 1.191       352           --        1.55 - 2.65     (2.70) - 7.03
                                        2003       199   1.162 - 1.165       232           --        1.90 - 2.30      4.77 - 12.04
  DWSII Moderate Allocation
    Subaccount (Class B)                2006    13,356   1.186 - 1.218    16,084         0.89        1.55 - 2.65       8.01 - 9.24
                                        2005    14,836   1.098 - 1.115    16,427           --        1.55 - 2.65     (0.18) - 6.03
                                        2004     3,029   1.073 - 1.078     3,258           --        1.55 - 2.65       0.37 - 7.61
  DWSII Money Market
    Subaccount (Class B)                2006     6,577   0.983 - 1.017     6,647         4.21        1.55 - 2.65       1.53 - 2.62
                                        2005     4,663   0.967 - 0.996     4,572         2.40        1.55 - 2.65     (0.20) - 0.92
                                        2004     6,157   0.968 - 0.987     6,018         0.59        1.55 - 2.65   (1.93) - (0.60)
                                        2003     3,174   0.987 - 0.992     3,140         0.14        1.55 - 2.50     (1.00) - 0.00
  DWSII Oak Strategic Equity
    Subaccount  (Class B)               2006        --   0.954 - 1.143        --           --        1.55 - 2.65       1.27 - 2.33
                                        2005     2,076   0.942 - 1.117     2,249           --        1.55 - 2.65     (7.01) - 3.41
                                        2004     1,837   1.013 - 1.188     2,135           --        1.55 - 2.65     (2.56) - 7.98
                                        2003       236   1.190 - 1.196       282           --        1.55 - 2.50      2.23 - 18.35
  DWSII Small Cap Growth
    Subaccount (Class B)                2006     2,870   1.128 - 1.340     3,737           --        1.55 - 2.65       1.99 - 3.24
                                        2005     2,914   1.106 - 1.298     3,694           --        1.55 - 2.65       1.19 - 7.41
                                        2004     1,844   1.064 - 1.235     2,233           --        1.55 - 2.65      5.24 - 10.60
                                        2003       434   1.129 - 1.135       491           --        1.55 - 2.50    (1.56) - 12.62
  DWSII Strategic Income
    Subaccount (Class B)                2006     3,200   1.093 - 1.173     3,569         4.66        1.55 - 2.65       5.92 - 7.10
                                        2005     4,592   1.031 - 1.100     4,816         6.75        1.55 - 2.65     (0.94) - 0.38
                                        2004     2,822   1.037 - 1.058     2,955           --        1.55 - 2.65      5.60 - 10.94
                                        2003       520   0.982 - 0.987       512           --        1.55 - 2.50     (0.10) - 3.79
  DWSII Technology Subaccount
    (Class B)                           2006     1,157   1.025 - 1.224     1,369           --        1.55 - 2.65   (8.95) - (1.13)
                                        2005     1,468   1.045 - 1.238     1,773         0.10        1.55 - 2.65       0.58 - 7.40
                                        2004     1,154   1.043 - 1.217     1,379           --        1.55 - 2.65    (1.07) - 12.15
                                        2003       473   1.212 - 1.217       574           --        1.70 - 2.50      0.66 - 20.63

                                                                                                       Expense           Total
                                        Year              Unit Value        Net     Investment(1)      Ratio(2)        Return(3)
                                        Ended    Units     Lowest to      Assets       Income         Lowest to        Lowest to
                                       Dec 31   (000s)    Highest ($)     ($000s)     Ratio (%)      Highest (%)      Highest (%)
                                       ------   ------   -------------    -------   -------------    -----------   ---------------
DWS Variable Series II -- (Continued)
  DWSII Turner Mid Cap Growth
    Subaccount (Class B)                2006     1,511   1.127 - 1.517     2,212           --        1.55 - 2.65       3.45 - 4.62
                                        2005     1,496   1.088 - 1.450     2,112           --        1.55 - 2.65    (0.25) - 10.69
                                        2004     1,267   1.096 - 1.324     1,648           --        1.55 - 2.65      7.94 - 17.60
                                        2003       325   1.209 - 1.215       394           --        1.55 - 2.50    (1.54) - 19.04
FAM Variable Series Funds, Inc.
  FAMVS Mercury Global Allocation
    V.I. Subaccount (Class III)         2006        --   1.298 - 1.431        --           --        1.55 - 2.60       8.44 - 8.74
                                        2005     5,290   1.197 - 1.316     6,833         3.25        1.55 - 2.60       3.81 - 9.63
                                        2004     1,458   1.116 - 1.213     1,756        12.20        1.55 - 2.50      0.72 - 14.18
  FAMVS Mercury Value
    Opportunities V.I. Subaccount
    (Class III)                         2006        --   1.332 - 1.464        --           --        1.55 - 2.60     11.09 - 11.50
                                        2005     2,791   1.199 - 1.313     3,560         0.97        1.55 - 2.60      7.43 - 13.29
                                        2004     1,017   1.121 - 1.211     1,224           --        1.55 - 2.50      5.51 - 12.66
Franklin Templeton Variable Insurance
Products Trust
  FTVIPT Franklin Rising
    Dividends Securities Subaccount
    (Class 2)                           2006    10,451   1.238 - 1.561    15,927         1.03        1.55 - 2.50      0.00 - 15.37
                                        2005    10,170   1.083 - 1.353    13,569         0.90        1.55 - 2.50       0.84 - 4.86
                                        2004     8,803   1.072 - 1.329    11,625         0.63        1.55 - 2.50       5.09 - 9.29
                                        2003     2,494   1.208 - 1.216     3,024         0.01        1.55 - 2.50     10.80 - 15.13
  FTVIPT Franklin Small-Mid Cap
    Growth Securities Subaccount
    (Class 2)                           2006     4,338   1.178 - 1.618     6,843           --        1.55 - 2.50     (0.66) - 7.21
                                        2005     4,117   1.110 - 1.512     6,114           --        1.55 - 2.50       2.22 - 6.12
                                        2004     3,296   1.087 - 1.465     4,794           --        1.55 - 2.50      2.70 - 11.03
                                        2003     1,007   1.326 - 1.335     1,341           --        1.55 - 2.50      8.16 - 21.98
  FTVIPT Mutual Shares Securities
    Subaccount (Class 2)                2006        --   1.372 - 1.699        --           --        1.55 - 2.50     15.48 - 16.61
                                        2005     3,032   1.187 - 1.457     4,246         0.89        1.55 - 2.50      3.36 - 10.39
                                        2004     1,982   1.318 - 1.339     2,632         0.77        1.55 - 2.50      9.83 - 10.94
                                        2003       588   1.200 - 1.207       707         0.02        1.55 - 2.50      5.35 - 12.57
  FTVIPT Templeton Developing
    Markets Securities Subaccount
    (Class 2)                           2006     3,107   1.842 - 2.874     8,293         1.12        1.55 - 2.60     15.15 - 26.11
                                        2005     2,898   1.470 - 2.279     6,199         1.26        1.55 - 2.60     10.69 - 25.50
                                        2004     1,567   1.264 - 1.816     2,820         1.77        1.55 - 2.50     20.32 - 22.79
                                        2003       176   1.472 - 1.479       260         0.09        1.55 - 2.30     10.66 - 32.50
  FTVIPT Templeton Foreign
    Securities  Subaccount
    (Class 2)                           2006     7,524   1.467 - 2.026    14,166         1.26        1.55 - 2.60     17.07 - 19.60
                                        2005     6,693   1.239 - 1.694    10,686         1.16        1.55 - 2.60      4.76 - 10.49
                                        2004     3,696   1.158 - 1.562     5,739         0.99        1.55 - 2.50      9.56 - 16.74
                                        2003       947   1.330 - 1.338     1,264         0.02        1.55 - 2.50     14.52 - 21.33
  FTVIPT Templeton Growth
    Securities Subaccount
    (Class 2)                           2006        --   1.408 - 1.950        --           --        1.55 - 2.60     18.72 - 19.93
                                        2005     6,180   1.186 - 1.626     9,370         1.01        1.55 - 2.60       1.69 - 9.31
                                        2004     2,604   1.121 - 1.517     3,901         1.21        1.55 - 2.50     10.88 - 14.23
                                        2003       659   1.319 - 1.328       873         0.02        1.55 - 2.50      2.47 - 18.47
High Yield Bond Trust
  High Yield Bond Subaccount            2006        --   1.064 - 1.092        --         6.31        1.55 - 2.60       1.89 - 2.26
                                        2005     2,744   1.044 - 1.070     2,901         0.01        1.55 - 2.60     (1.14) - 3.82
                                        2004       652   1.056 - 1.078       693        11.98        1.55 - 2.50       0.95 - 6.85

                                                                                                       Expense           Total
                                        Year              Unit Value        Net     Investment(1)      Ratio(2)        Return(3)
                                        Ended    Units     Lowest to      Assets       Income         Lowest to        Lowest to
                                       Dec 31   (000s)    Highest ($)     ($000s)     Ratio (%)      Highest (%)      Highest (%)
                                       ------   ------   -------------    -------   -------------    -----------   ---------------
Janus Aspen Series
  Janus Aspen Balanced
    Subaccount (Service Shares)         2006        --   1.242 - 1.278        --           --        1.55 - 2.50       2.99 - 3.31
                                        2005       679   1.206 - 1.237       831         1.98        1.55 - 2.50       4.96 - 6.00
                                        2004       812   1.149 - 1.167       942         2.54        1.55 - 2.50       4.41 - 6.67
                                        2003       486   1.088 - 1.094       530         1.85        1.55 - 2.50       3.32 - 7.61
  Janus Aspen Global Life Sciences
    Subaccount (Service Shares)         2006       445   1.499 - 1.552       678           --        1.55 - 2.50       3.67 - 4.65
                                        2005       519   1.446 - 1.483       759           --        1.55 - 2.50      9.63 - 10.67
                                        2004       554   1.319 - 1.340       736           --        1.55 - 2.50      0.23 - 12.42
                                        2003       163   1.186 - 1.192       193           --        1.55 - 2.30      6.33 - 16.80
  Janus Aspen Global Technology
    Subaccount (Service Shares)         2006       564   1.206 - 1.601       876           --        1.55 - 2.40       5.24 - 6.17
                                        2005       586   1.146 - 1.508       860           --        1.55 - 2.40      1.60 - 16.99
                                        2004       516   1.054 - 1.373       700           --        1.55 - 2.30     (1.74) - 2.55
                                        2003       195   1.379 - 1.386       270           --        1.55 - 2.30      3.98 - 33.66
  Janus Aspen Worldwide Growth
    Subaccount (Service Shares)         2006       284   1.504 - 1.558       436         1.64        1.55 - 2.50      8.51 - 16.18
                                        2005       281   1.315 - 1.341       372         1.19        1.55 - 2.30       3.22 - 3.95
                                        2004       307   1.274 - 1.290       394         1.04        1.55 - 2.30       1.74 - 2.87
                                        2003       189   1.248 - 1.254       236         0.48        1.55 - 2.30      8.04 - 13.96
Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap
    Subaccount                          2006        --   1.268 - 1.735        --           --        1.55 - 2.60     11.33 - 12.23
                                        2005     2,403   1.139 - 1.546     3,577           --        1.55 - 2.60       1.41 - 9.10
                                        2004     1,612   1.128 - 1.509     2,407           --        1.55 - 2.50      2.10 - 13.12
                                        2003       404   1.326 - 1.334       537           --        1.55 - 2.50     13.41 - 19.48
Legg Mason Partners Variable
Portfolios I, Inc.
  LMPVPI All Cap Subaccount
    (Class I)                           2006     2,657   1.238 - 1.665     4,177         1.38        1.55 - 2.50     15.19 - 16.27
                                        2005     2,675   1.074 - 1.432     3,649         1.04        1.55 - 2.50       1.45 - 4.78
                                        2004     1,847   1.059 - 1.398     2,560         0.84        1.55 - 2.50      5.04 - 11.47
                                        2003       395   1.304 - 1.311       516         0.41        1.55 - 2.30      5.91 - 18.39
  LMPVPI All Cap Subaccount
    (Class II)                          2006       388   1.187 - 1.203       465         2.11        1.55 - 2.30      3.58 - 16.01
                                        2005        14   1.035 - 1.037        15         0.66        1.55 - 1.70       1.47 - 3.19
  LMPVPI Investors Subaccount
    (Class I)                           2006     1,599   1.308 - 1.691     2,607         1.71        1.55 - 2.50     15.32 - 16.46
                                        2005     1,517   1.129 - 1.452     2,168         1.22        1.55 - 2.50      3.89 - 11.01
                                        2004     1,415   1.228 - 1.385     1,942         1.97        1.55 - 2.50       5.30 - 8.78
                                        2003       601   1.268 - 1.274       763         2.89        1.55 - 2.30      1.92 - 15.61
  LMPVPI Large Cap Growth
    Subaccount (Class I)                2006     1,821   1.045 - 1.377     2,458           --        1.55 - 2.50       1.68 - 2.68
                                        2005     1,844   1.023 - 1.341     2,433         0.02        1.55 - 2.50       2.67 - 3.55
                                        2004     1,712   0.992 - 1.295     2,194         0.28        1.55 - 2.50     (2.00) - 7.80
                                        2003       336   1.300 - 1.308       439         0.01        1.55 - 2.50      1.72 - 16.79
  LMPVPI Small Cap Growth
    Subaccount (Class I)                2006     2,668   1.314 - 1.859     4,787           --        1.55 - 2.40      9.99 - 11.05
                                        2005     2,725   1.194 - 1.674     4,428           --        1.55 - 2.50      2.50 - 11.48
                                        2004     1,987   1.168 - 1.621     3,189           --        1.55 - 2.30     12.51 - 26.00
                                        2003       511   1.423 - 1.430       729           --        1.55 - 2.30     17.67 - 27.74
  LMPVPI Total Return Subaccount
    (Class II)                          2006     4,276   1.069 - 1.334     5,559         2.06        1.55 - 2.75      4.06 - 10.52
                                        2005     3,594   1.065 - 1.207     4,305         1.63        1.55 - 2.50       0.43 - 4.12
                                        2004     3,513   1.172 - 1.191     4,165         1.84        1.55 - 2.50       5.78 - 6.82
                                        2003     1,629   1.108 - 1.115     1,812         0.61        1.55 - 2.50       2.68 - 7.99

                                                                                                       Expense           Total
                                        Year              Unit Value        Net     Investment(1)      Ratio(2)        Return(3)
                                        Ended    Units     Lowest to      Assets       Income         Lowest to        Lowest to
                                       Dec 31   (000s)    Highest ($)     ($000s)     Ratio (%)      Highest (%)      Highest (%)
                                       ------   ------   -------------    -------   -------------    -----------   ---------------
Legg Mason Partners Variable
Portfolios II
  LMPVPII Aggressive Growth
    Subaccount (Class I)                2006     3,808   1.213 - 1.619     5,771           --        1.55 - 2.60       8.25 - 9.39
                                        2005     4,110   1.117 - 1.480     5,627           --        1.55 - 2.60      0.38 - 13.21
                                        2004     2,364   1.056 - 1.368     3,189           --        1.55 - 2.50      0.82 - 15.16
                                        2003       544   1.267 - 1.274       692           --        1.55 - 2.30      6.27 - 14.00
  LMPVPII Aggressive Growth
    Subaccount (Class II)               2006     6,384   1.201 - 1.585     9,731           --        1.55 - 2.50     (0.83) - 9.08
                                        2005     5,744   1.112 - 1.453     8,186           --        1.55 - 2.50      6.94 - 17.18
                                        2004     5,307   1.325 - 1.346     7,099           --        1.55 - 2.50       2.37 - 7.08
                                        2003     2,029   1.249 - 1.257     2,544           --        1.55 - 2.50      4.59 - 14.84
  LMPVPII Equity Index
    Subaccount (Class II)               2006     6,128   1.224 - 1.531     9,015         1.33        1.55 - 2.50     12.22 - 13.41
                                        2005     6,558   1.089 - 1.350     8,557         1.35        1.55 - 2.50       1.70 - 5.37
                                        2004     4,922   1.072 - 1.316     6,410         2.02        1.55 - 2.50       7.56 - 8.94
                                        2003     1,436   1.204 - 1.212     1,736         2.05        1.55 - 2.50      5.41 - 19.82
  LMPVPII Growth and Income
    Subaccount (Class I)                2006     1,129   1.193 - 1.481     1,641         0.39        1.55 - 2.50      9.66 - 11.10
                                        2005     1,167   1.083 - 1.338     1,542         0.39        1.55 - 2.50       1.01 - 2.06
                                        2004       992   1.291 - 1.311     1,292         1.25        1.55 - 2.50      1.48 - 10.14
                                        2003       381   1.223 - 1.229       467         0.40        1.55 - 2.30      5.61 - 13.22
Legg Mason Partners Variable
Portfolios III, Inc.
  LMPVPIII Adjustable Rate
    Income Subaccount                   2006     2,257   1.003 - 1.028     2,291         4.42        1.55 - 2.40       1.60 - 2.49
                                        2005     2,407   0.986 - 1.003     2,395         4.07        1.55 - 2.40       0.00 - 0.80
                                        2004     1,236   0.985 - 0.999     1,223         1.50        1.55 - 2.40   (0.90) - (0.10)
                                        2003       334   0.997 - 0.999       333         0.70        1.55 - 2.10       0.00 - 0.10
  LMPVPIII Social Awareness
    Stock Subaccount                    2006       837   1.121 - 1.162       951         0.53        1.55 - 2.60       3.03 - 6.05
                                        2005       728   1.065 - 1.102       781         0.86        1.55 - 2.60       0.66 - 6.85
                                        2004       471   1.045 - 1.077       492         1.90        1.55 - 2.05      3.77 - 12.19
Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income
    Subaccount (Class VC)               2006     5,613   1.262 - 1.619     8,597         1.26        1.55 - 2.60     14.21 - 15.48
                                        2005     5,714   1.105 - 1.402     7,631         1.26        1.55 - 2.60       0.63 - 4.74
                                        2004     2,428   1.099 - 1.379     3,320         1.61        1.55 - 2.50      0.18 - 11.21
                                        2003       412   1.235 - 1.243       511         1.40        1.55 - 2.50      9.44 - 15.72
  Lord Abbett Mid-Cap Value
    Subaccount (Class VC)               2006     5,462   1.337 - 1.810     9,350         0.51        1.55 - 2.60      9.41 - 10.50
                                        2005     5,561   1.222 - 1.638     8,648         0.58        1.55 - 2.60      4.00 - 10.59
                                        2004     2,444   1.160 - 1.537     3,719         0.56        1.55 - 2.50      0.87 - 22.18
                                        2003       470   1.250 - 1.258       589         1.16        1.55 - 2.50     13.17 - 19.98
Managed Assets Trust
  Managed Assets Subaccount             2006        --   1.103 - 1.125        --         2.24        1.55 - 2.60       2.86 - 3.23
                                        2005     2,085   1.072 - 1.092     2,252         0.02        1.55 - 2.60       1.52 - 2.98
                                        2004       931   1.056 - 1.073       987         4.70        1.55 - 2.30       6.24 - 9.98
Met Investors Series Trust
  MIST Batterymarch Mid-Cap
    Stock Subaccount (Class A)          2006     1,723   1.260 - 1.716     2,909           --        1.55 - 2.60   (5.48) - (4.77)
  MIST BlackRock High Yield
    Subaccount (Class A)                2006     2,483   1.151 - 1.316     3,167           --        1.55 - 2.60       4.64 - 5.45
  MIST BlackRock Large-Cap Core
    Subaccount (Class A)                2006     3,242   1.364 - 1.645     5,006           --        1.55 - 2.60       5.17 - 5.92
  MIST Dreman Small-Cap Value
    Subaccount (Class A)                2006       116   1.342 - 1.356       156         0.76        1.55 - 2.20       6.17 - 6.60

                                                                                                       Expense           Total
                                        Year              Unit Value        Net     Investment(1)      Ratio(2)        Return(3)
                                        Ended    Units     Lowest to      Assets       Income         Lowest to        Lowest to
                                       Dec 31   (000s)    Highest ($)     ($000s)     Ratio (%)      Highest (%)      Highest (%)
                                       ------   ------   -------------    -------   -------------    -----------   ---------------
Met Investors Series Trust -- (Continued)
  MIST Harris Oakmark International
    Subaccount (Class A)                2006     1,852   1.529 - 1.970     3,430           --        1.51 - 2.56      9.45 - 10.57
  MIST Janus Capital Appreciation
    Subaccount (Class A)                2006     2,877   1.351 - 1.691     4,533           --        1.55 - 2.60       1.87 - 2.55
  MIST Legg Mason Partners
    Managed  Assets Subaccount
    (Class A)                           2006     2,140   1.160 - 1.186     2,511           --        1.55 - 2.60       4.94 - 8.91
  MIST Lord Abbett Bond Debenture
    Subaccount (Class A)                2006     3,066   1.131 - 1.318     3,953           --        1.55 - 2.40       4.24 - 5.79
  MIST Lord Abbett Growth and
    Income Subaccount (Class B)         2006     5,975   1.070 - 1.078     6,422           --        1.30 - 2.35       6.89 - 7.69
  MIST Lord Abbett Mid-Cap Value
    Subaccount (Class B)                2006       136   1.067 - 1.072       145           --        1.55 - 2.30      8.64 - 13.87
  MIST Met/AIM Capital Appreciation
    Subaccount (Class A)                2006       854   1.162 - 1.449     1,207         0.18        1.55 - 2.60   (1.86) - (1.16)
  MIST Met/AIM Small Cap Growth
    Subaccount (Class A)                2006        93   1.252 - 1.265       117           --        1.55 - 2.20   (1.18) - (0.71)
  MIST MFS(R) Value Subaccount
    (Class A)                           2006     2,750   1.357 - 1.399     3,800         1.29        1.55 - 2.60      9.71 - 10.56
  MIST Neuberger Berman Real
    Estate Subaccount (Class A)         2006     7,891   1.212 - 1.221     9,607           --        1.55 - 2.60     20.84 - 21.73
  MIST Oppenheimer Capital
    Appreciation  Subaccount
    (Class B)                           2006     6,714   1.002 - 1.008     6,757           --        1.55 - 2.50      0.80 - 10.44
  MIST Pioneer Fund Subaccount
    (Class A)                           2006       534   1.280 - 1.553       787           --        1.55 - 2.50      6.91 - 10.95
  MIST Pioneer Mid-Cap Value
    Subaccount (Class A)                2006        80   1.151 - 1.164        93         0.27        1.55 - 2.30       4.90 - 9.83
  MIST Pioneer Strategic Income
    Subaccount (Class A)                2006     5,401   1.131 - 1.170     6,233         4.78        1.55 - 2.60       2.85 - 3.57
  MIST Third Avenue Small Cap
    Value Subaccount (Class B)          2006     8,025   1.022 - 1.029     8,232           --        1.55 - 2.60       1.89 - 5.67
Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth
    Subaccount (Class D)                2006     2,614   1.106 - 1.510     3,869           --        1.55 - 2.50     (2.93) - 9.61
  MSF BlackRock Bond Income
    Subaccount (Class A)                2006     5,754   1.006 - 1.064     6,054           --        1.55 - 2.60       3.17 - 3.91
  MSF BlackRock Money Market
    Subaccount (Class A)                2006    21,570   0.999 - 1.034    22,072         3.30        1.55 - 2.90       0.69 - 2.27
  MSF FI Large Cap Subaccount
    (Class A)                           2006     2,475   1.153 - 1.394     3,366           --        1.55 - 2.50       0.75 - 1.38
  MSF FI Value Leaders Subaccount
    (Class D)                           2006     3,679   1.196 - 1.482     5,259           --        1.55 - 2.60       1.96 - 2.63
  MSF MetLife Aggressive Allocation
    Subaccount (Class B)                2006     1,415   1.055 - 1.061     1,496           --        1.55 - 2.35       5.29 - 8.49
  MSF MetLife Conservative Allocation
    Subaccount (Class B)                2006       288   1.037 - 1.043       299           --        1.55 - 2.35       3.07 - 4.20
  MSF MetLife Conservative to
    Moderate Allocation Subaccount
    (Class B)                           2006       254   1.046 - 1.050       267           --        1.55 - 2.05       4.39 - 4.79
  MSF MetLife Moderate Allocation
    Subaccount (Class B)                2006     2,621   1.049 - 1.055     2,754           --        1.55 - 2.40       4.69 - 8.25
  MSF MetLife Moderate to
    Aggressive Allocation Subaccount
    (Class B)                           2006     4,367   1.053 - 1.060     4,611           --        1.55 - 2.50       5.09 - 5.79

                                                                                                       Expense           Total
                                        Year              Unit Value        Net     Investment(1)      Ratio(2)        Return(3)
                                        Ended    Units     Lowest to      Assets       Income         Lowest to        Lowest to
                                       Dec 31   (000s)    Highest ($)     ($000s)     Ratio (%)      Highest (%)      Highest (%)
                                       ------   ------   -------------    -------   -------------    -----------   ---------------
Metropolitan Series Fund, Inc. -- (Continued)
  MSF MFS(R) Total Return
    Subaccount (Class B)                2006     3,714   1.064 - 1.072     3,969           --        1.55 - 2.65       6.08 - 6.88
  MSF MFS(R) Total Return
    Subaccount (Class F)                2006    17,476   1.189 - 1.383    23,413           --        1.55 - 2.60       6.20 - 6.88
  MSF Oppenheimer Global Equity
    Subaccount (Class B)                2006    26,606   1.044 - 1.052    27,903           --        1.39 - 2.54       4.82 - 5.62
  MSF T. Rowe Price Large Cap
    Growth Subaccount (Class B)         2006     1,682   1.062 - 1.069     1,795           --        1.55 - 2.50       6.41 - 9.79
  MSF Western Asset Management
    High Yield Bond Subaccount
    (Class A)                           2006     2,683   1.124 - 1.157     3,074           --        1.55 - 2.60       5.55 - 6.37
  MSF Western Asset Management
    U.S. Government Subaccount
    (Class A)                           2006     2,009   1.046 - 1.091     2,145           --        1.40 - 2.35       2.95 - 3.47
Money Market Portfolio
  Money Market Subaccount               2006        --   0.982 - 1.011        --         1.40        1.55 - 2.60       0.51 - 0.90
                                        2005    14,012   0.977 - 1.004    13,945         2.89        1.55 - 2.60       0.30 - 1.31
                                        2004    11,267   0.973 - 0.996    11,096         1.09        1.55 - 2.50   (1.52) - (0.20)
                                        2003     4,684   0.988 - 0.994     4,652         0.40        1.55 - 2.50   (0.90) - (0.50)
Oppenheimer Variable Account Funds
  Oppenheimer Capital Appreciation
    Subaccount/VA
    (Service Shares)                    2006        --   1.117 - 1.397        --         0.18        1.55 - 2.50       4.21 - 4.51
                                        2005     4,420   1.071 - 1.337     5,823         0.71        1.55 - 2.50     (0.40) - 8.12
                                        2004     3,808   1.049 - 1.294     4,906         0.16        1.55 - 2.50       4.00 - 6.29
                                        2003     1,263   1.225 - 1.233     1,555           --        1.55 - 2.50     11.09 - 15.45
  Oppenheimer Global Securities
    Subaccount/VA
    (Service Shares)                    2006        --   1.411 - 2.022        --         0.85        1.55 - 2.50       8.56 - 8.86
                                        2005     4,960   1.299 - 1.858     9,031         0.79        1.55 - 2.50    (0.06) - 18.41
                                        2004     3,821   1.169 - 1.654     6,291         0.69        1.55 - 2.50     11.57 - 17.06
                                        2003       969   1.404 - 1.413     1,367           --        1.55 - 2.50      7.40 - 26.95
  Oppenheimer Main Street/VA
    Subaccount ( Service Shares)        2006        --   1.137 - 1.164        --         1.01        1.55 - 2.60       5.36 - 5.75
                                        2005       588   1.079 - 1.103       641         0.93        1.55 - 2.60       2.56 - 4.88
                                        2004       333   1.046 - 1.064       350           --        1.55 - 2.50      6.17 - 12.43
PIMCO Variable Insurance Trust
  PIMCO VIT Real Return
    Subaccount (Administrative
    Class)                              2006     5,412   1.040 - 1.119     5,903         4.23        1.55 - 2.60   (1.89) - (0.80)
                                        2005     5,654   1.056 - 1.128     6,256         2.87        1.55 - 2.60     (0.45) - 0.95
                                        2004     3,029   1.057 - 1.122     3,375         1.13        1.55 - 2.50     (0.28) - 7.16
                                        2003       631   1.041 - 1.047       659         0.36        1.55 - 2.30     (1.23) - 3.47
  PIMCO VIT Total Return
    Subaccount (Administrative
    Class)                              2006    12,017   1.030 - 1.079    12,782         4.42        1.55 - 2.60       1.15 - 2.83
                                        2005    12,105   1.014 - 1.055    12,645         3.50        1.55 - 2.60     (0.10) - 1.17
                                        2004     7,234   1.011 - 1.046     7,525         1.93        1.55 - 2.50       0.19 - 3.26
                                        2003     2,401   1.007 - 1.013     2,427         1.50        1.55 - 2.50     (1.65) - 1.00
Pioneer Variable Contracts Trust
  Pioneer America Income VCT
    Subaccount (Class II)               2006     7,615   0.993 - 1.042     7,758         4.42        1.55 - 2.70       0.61 - 3.07
                                        2005    10,145   0.985 - 1.031    10,216         4.46        1.55 - 2.50     (0.70) - 0.61
                                        2004     7,468   0.990 - 1.034     7,513         5.11        1.55 - 2.50     (0.29) - 1.51
                                        2003     2,327   0.989 - 0.995     2,311         2.52        1.55 - 2.50     (1.59) - 0.51

                                                                                                       Expense           Total
                                        Year              Unit Value        Net     Investment(1)      Ratio(2)        Return(3)
                                        Ended    Units     Lowest to      Assets       Income         Lowest to        Lowest to
                                       Dec 31   (000s)    Highest ($)     ($000s)     Ratio (%)      Highest (%)      Highest (%)
                                       ------   ------   -------------    -------   -------------    -----------   ---------------
Pioneer Variable Contracts Trust -- (Continued)
  Pioneer AmPac Growth VCT
    Subaccount (Class II)               2006        --   1.094 - 1.123        --         0.92        1.55 - 2.50     11.52 - 14.54
                                        2005       851   0.981 - 0.998       843         0.40        1.55 - 2.50     (1.31) - 7.00
                                        2004       637   0.994 - 1.002       636           --        1.55 - 2.50     (2.54) - 7.07
  Pioneer Balanced VCT Subaccount
    (Class II)                          2006        --   1.032 - 1.243        --         1.85        1.55 - 2.70       4.56 - 8.79
                                        2005     5,048   1.044 - 1.167     5,818         1.68        1.55 - 2.50       1.16 - 3.20
                                        2004     5,434   1.028 - 1.143     6,179         2.12        1.55 - 2.50       0.53 - 2.97
                                        2003     2,606   1.103 - 1.110     2,886         1.58        1.55 - 2.50       3.26 - 7.68
  Pioneer Cullen Value VCT
    Subaccount (Class II)               2006     4,467   1.232 - 1.252     5,558         0.16        1.55 - 2.50      1.73 - 15.29
                                        2005     1,889   1.078 - 1.086     2,046           --        1.55 - 2.50      1.03 - 12.09
  Pioneer Emerging Markets VCT
    Subaccount (Class II)               2006     3,716   2.031 - 3.190    11,210         0.32        1.55 - 2.50      3.83 - 33.42
                                        2005     3,244   1.740 - 2.391     7,510         0.46        1.55 - 2.50     28.70 - 35.54
                                        2004     2,014   1.737 - 1.764     3,534         0.75        1.55 - 2.50     14.59 - 16.82
                                        2003       421   1.501 - 1.510       634           --        1.55 - 2.50     12.08 - 38.95
  Pioneer Equity Income VCT
    Subaccount (Class II)               2006     9,773   1.382 - 1.720    16,413         2.39        1.55 - 2.50      0.65 - 20.28
                                        2005     9,224   1.159 - 1.430    12,986         2.15        1.55 - 2.50       2.95 - 3.85
                                        2004     7,598   1.125 - 1.377    10,402         2.38        1.55 - 2.50      6.82 - 14.27
                                        2003     2,613   1.197 - 1.205     3,141         1.56        1.55 - 2.50      8.23 - 12.41
  Pioneer Equity Opportunity VCT
    Subaccount (Class II)               2006       140   1.236 - 1.251       175         0.42        1.55 - 2.20      7.51 - 17.46
                                        2005        34   1.058 - 1.065        36           --        1.55 - 2.40     (0.28) - 8.90
  Pioneer Europe VCT
    Subaccount (Class II)               2006        --   1.562 - 2.015        --         2.56        1.55 - 2.50      7.63 - 27.13
                                        2005       308   1.246 - 1.585       481         0.52        1.55 - 2.50       1.58 - 6.16
                                        2004       229   1.475 - 1.493       340         0.71        1.55 - 2.30     14.13 - 18.94
                                        2003       112   1.277 - 1.283       143           --        1.55 - 2.30     14.25 - 20.64
  Pioneer Fund VCT Subaccount
    (Class II)                          2006     9,837   1.281 - 1.583    15,314         1.11        1.55 - 2.50      2.16 - 14.63
                                        2005     9,980   1.128 - 1.381    13,612         1.10        1.55 - 2.50       3.30 - 7.25
                                        2004    11,740   1.090 - 1.324    15,481         1.06        1.55 - 2.50      7.07 - 10.08
                                        2003     4,059   1.205 - 1.213     4,914         0.73        1.55 - 2.50      3.77 - 13.58
  Pioneer Global High Yield VCT
    Subaccount (Class II)               2006     3,913   1.075 - 1.148     4,453         7.30        1.55 - 2.70      6.09 - 10.28
                                        2005     1,172   1.033 - 1.041     1,215         4.98        1.55 - 2.50     (0.10) - 5.71
  Pioneer Growth Shares VCT
    Subaccount (Class II)               2006     3,273   1.170 - 1.318     4,237           --        1.55 - 2.50      6.35 - 12.28
                                        2005     3,363   1.095 - 1.228     4,090         0.66        1.55 - 2.50     (0.87) - 1.66
                                        2004     4,349   1.083 - 1.208     5,236           --        1.55 - 2.50       3.35 - 9.95
                                        2003     1,756   1.146 - 1.154     2,023           --        1.55 - 2.50       3.79 - 9.41
  Pioneer High Yield VCT
    Subaccount (Class II)               2006    18,441   1.044 - 1.305    23,702         5.31        1.55 - 2.70       5.03 - 6.62
                                        2005    19,659   1.083 - 1.224    23,830         5.26        1.55 - 2.50     (0.83) - 3.85
                                        2004    28,870   1.087 - 1.223    35,120         5.10        1.55 - 2.50       2.64 - 6.16
                                        2003    12,367   1.145 - 1.152    14,223         3.47        1.55 - 2.50      6.79 - 10.03
  Pioneer Ibbotson Aggressive
    Allocation VCT Subaccount
    (Class II)                          2006     3,555   1.202 - 1.222     4,301         0.25        1.55 - 2.50      6.67 - 12.63
                                        2005       890   1.077 - 1.085       961           --        1.55 - 2.50      0.28 - 10.76

                                                                                                       Expense           Total
                                        Year              Unit Value        Net     Investment(1)      Ratio(2)        Return(3)
                                        Ended    Units     Lowest to      Assets       Income         Lowest to        Lowest to
                                       Dec 31   (000s)    Highest ($)     ($000s)     Ratio (%)      Highest (%)      Highest (%)
                                       ------   ------   -------------    -------   -------------    -----------   ---------------
Pioneer Variable Contracts Trust -- (Concluded)
  Pioneer Ibbotson Growth
    Allocation VCT Subaccount
    (Class II)                          2006    52,900   1.060 - 1.182    61,685         0.13        1.55 - 2.90      4.02 - 10.99
                                        2005     5,531   1.056 - 1.065     5,872           --        1.55 - 2.60       1.72 - 8.92
  Pioneer Ibbotson Moderate
    Allocation VCT Subaccount
    (Class II)                          2006    38,675   1.049 - 1.144    43,825         0.30        1.55 - 2.90       4.59 - 8.95
                                        2005    12,754   1.042 - 1.050    13,374           --        1.55 - 2.60       2.96 - 6.54
  Pioneer International Value VCT
    Subaccount (Class II)               2006     3,248   1.575 - 2.059     6,534         0.27        1.55 - 2.50     16.87 - 20.69
                                        2005     1,486   1.316 - 1.706     2,492         0.07        1.55 - 2.50      5.82 - 17.71
                                        2004     1,595   1.480 - 1.504     2,386         0.42        1.55 - 2.50     14.27 - 16.59
                                        2003       595   1.282 - 1.290       766           --        1.55 - 2.50      5.25 - 20.67
  Pioneer Mid Cap Value VCT
    Subaccount (Class II)               2006     7,037   1.317 - 1.859    12,609           --        1.55 - 2.50      9.51 - 10.52
                                        2005     7,261   1.202 - 1.682    11,878         0.21        1.55 - 2.50       4.61 - 5.99
                                        2004     5,831   1.146 - 1.587     9,198         0.28        1.55 - 2.50      5.77 - 19.86
                                        2003     2,156   1.315 - 1.324     2,846           --        1.55 - 2.50      3.05 - 20.36
  Pioneer Oak Ridge Large Cap
    Growth VCT Subaccount
    (Class II)                          2006     4,381   1.134 - 1.181     5,114         0.03        1.55 - 2.50       0.26 - 7.27
                                        2005     3,119   1.130 - 1.167     3,607         0.14        1.55 - 2.50    (1.61) - 10.44
                                        2004     1,678   1.072 - 1.095     1,832           --        1.55 - 2.50      5.62 - 10.81
  Pioneer Real Estate Shares VCT
    Subaccount (Class II)               2006     4,860   1.859 - 2.555    12,050         2.37        1.55 - 2.50     33.12 - 34.40
                                        2005     4,560   1.393 - 1.901     8,515         3.12        1.55 - 2.50     12.02 - 21.74
                                        2004     3,952   1.310 - 1.681     6,610         3.79        1.55 - 2.50     10.25 - 33.31
                                        2003     1,409   1.253 - 1.261     1,773         3.75        1.55 - 2.50      1.78 - 21.61
  Pioneer Small and Mid Cap
    Growth VCT Subaccount
    (Class II)                          2006     1,245   1.086 - 1.174     1,446           --        1.55 - 2.50      0.17 - 12.46
                                        2005     1,306   1.032 - 1.106     1,434           --        1.55 - 2.50       1.97 - 4.56
                                        2004       881   1.012 - 1.074       943           --        1.55 - 2.50     (0.28) - 9.64
  Pioneer Small Cap Value VCT
    Subaccount (Class II)               2006     4,708   1.378 - 1.966     9,032           --        1.55 - 2.50      4.08 - 12.41
                                        2005     4,265   1.251 - 1.749     7,340           --        1.55 - 2.50      8.39 - 16.15
                                        2004     3,723   1.574 - 1.599     5,922           --        1.55 - 2.50     16.94 - 18.01
                                        2003     1,448   1.346 - 1.355     1,957           --        1.55 - 2.50      4.56 - 20.61
  Pioneer Small Company VCT
    Subaccount (Class II)               2006        --   1.164 - 1.523        --           --        1.55 - 2.50       5.79 - 6.21
                                        2005     1,045   1.099 - 1.434     1,480           --        1.55 - 2.50     (0.90) - 6.05
                                        2004       871   1.410 - 1.433     1,240           --        1.55 - 2.50      9.50 - 11.52
                                        2003       380   1.277 - 1.285       486           --        1.55 - 2.50      5.80 - 15.97
  Pioneer Strategic Income VCT
    Subaccount (Class II)               2006    13,805   1.026 - 1.245    16,828         5.19        1.55 - 2.75       1.38 - 4.62
                                        2005    12,651   1.099 - 1.190    14,888         5.57        1.55 - 2.50     (0.70) - 0.93
                                        2004     9,365   1.098 - 1.179    10,984         5.69        1.55 - 2.50       2.81 - 8.26
                                        2003     2,460   1.082 - 1.089     2,673         3.35        1.55 - 2.50       3.73 - 8.18
  Pioneer Value VCT Subaccount
    (Class II)                          2006     4,868   1.247 - 1.526     7,301         0.21        1.55 - 2.50     12.26 - 13.29
                                        2005     5,042   1.110 - 1.347     6,704         0.09        1.55 - 2.50     (0.87) - 5.49
                                        2004     3,659   1.086 - 1.307     4,756         0.05        1.55 - 2.50       6.35 - 9.65
                                        2003       669   1.184 - 1.192       796         0.03        1.55 - 2.50      3.66 - 12.62

                                                                                                       Expense           Total
                                        Year              Unit Value        Net     Investment(1)      Ratio(2)        Return(3)
                                        Ended    Units     Lowest to      Assets       Income         Lowest to        Lowest to
                                       Dec 31   (000s)    Highest ($)     ($000s)     Ratio (%)      Highest (%)      Highest (%)
                                       ------   ------   -------------    -------   -------------    -----------   ---------------
Putnam Variable Trust
  Putnam VT International Equity
    Subaccount (Class IB)               2006       173   1.986 - 2.056       349         0.60        1.55 - 2.50      9.24 - 25.75
                                        2005       164   1.603 - 1.635       265         1.48        1.55 - 2.30      9.64 - 10.47
                                        2004       181   1.462 - 1.480       266         1.24        1.55 - 2.30     13.60 - 14.37
                                        2003       122   1.287 - 1.294       157           --        1.55 - 2.30      7.21 - 21.47
  Putnam VT Small Cap Value
    Subaccount (Class IB)               2006     4,291   1.416 - 2.163     8,583         0.32        1.55 - 2.60      7.03 - 15.48
                                        2005     3,995   1.235 - 1.873     7,076         0.15        1.55 - 2.60      3.87 - 13.11
                                        2004     2,173   1.195 - 1.777     3,821         0.22        1.55 - 2.50     14.46 - 24.27
                                        2003       614   1.425 - 1.430       876           --        1.55 - 2.10     16.78 - 32.40
The Travelers Series Trust
  Travelers AIM Capital Appreciation
    Subaccount                          2006        --   1.184 - 1.466        --           --        1.55 - 2.60       6.09 - 6.54
                                        2005     1,005   1.116 - 1.376     1,357         0.23        1.55 - 2.60      2.14 - 14.73
                                        2004       949   1.056 - 1.286     1,211         0.21        1.55 - 2.50       3.86 - 7.10
                                        2003       301   1.218 - 1.226       368           --        1.55 - 2.50      3.92 - 20.97
  Travelers Convertible Securities
    Subaccount                          2006        --   1.085 - 1.258        --         0.87        1.55 - 2.40       6.27 - 6.61
                                        2005     2,663   1.021 - 1.180     3,098         2.79        1.55 - 2.40     (1.95) - 4.72
                                        2004     2,166   1.044 - 1.194     2,568         3.63        1.55 - 2.30       3.88 - 4.65
                                        2003       505   1.135 - 1.141       574         7.10        1.55 - 2.30       6.75 - 9.56
  Travelers Disciplined Mid Cap
    Stock Subaccount                    2006        --   1.333 - 1.802        --         0.55        1.55 - 2.60       8.91 - 9.21
                                        2005     1,880   1.224 - 1.650     3,059           --        1.55 - 2.60      3.01 - 14.51
                                        2004     1,686   1.121 - 1.490     2,481         0.47        1.55 - 2.50      5.95 - 16.11
                                        2003       344   1.293 - 1.300       447         0.55        1.55 - 2.30      3.02 - 18.84
  Travelers Equity Income
    Subaccount                          2006        --   1.172 - 1.444        --         1.35        1.55 - 2.60       4.73 - 5.09
                                        2005     3,720   1.118 - 1.374     4,967           --        1.55 - 2.60       1.90 - 5.34
                                        2004     2,581   1.104 - 1.336     3,402         1.93        1.55 - 2.50      7.40 - 10.63
                                        2003     1,075   1.229 - 1.235     1,325         1.73        1.55 - 2.30      8.37 - 18.12
  Travelers Federated High Yield
    Subaccount                          2006        --   1.100 - 1.248        --         8.30        1.55 - 2.60       2.23 - 2.55
                                        2005     2,461   1.076 - 1.217     2,922           --        1.55 - 2.60       0.00 - 4.09
                                        2004     1,558   1.080 - 1.205     1,862        11.31        1.55 - 2.50       4.43 - 8.66
                                        2003       479   1.103 - 1.109       531        12.82        1.55 - 2.30      6.88 - 10.05
  Travelers Federated Stock
    Subaccount                          2006        --   1.153 - 1.463        --         1.63        1.55 - 2.30       3.25 - 3.61
                                        2005       371   1.116 - 1.412       520           --        1.55 - 2.30       2.97 - 6.69
                                        2004       329   1.345 - 1.362       446         2.48        1.55 - 2.30       8.03 - 8.87
                                        2003        72   1.245 - 1.251        90         2.90        1.55 - 2.30      7.59 - 15.41
  Travelers Large Cap Subaccount        2006        --   1.151 - 1.375        --         0.45        1.55 - 2.50       2.77 - 3.07
                                        2005     1,620   1.118 - 1.334     2,110           --        1.55 - 2.50       6.03 - 9.19
                                        2004     1,215   1.050 - 1.247     1,505         1.14        1.55 - 2.50       2.65 - 9.03
                                        2003       455   1.183 - 1.189       539         0.60        1.55 - 2.30      7.64 - 13.36
  Travelers Managed Allocation
    Series: Aggressive Subaccount       2006        --   1.161 - 1.169        --         1.81        1.70 - 2.35       1.13 - 6.27
                                        2005       799   1.096 - 1.100       877           --        1.70 - 2.20       2.91 - 9.70
  Travelers Managed Allocation
    Series: Conservative
    Subaccount                          2006        --   1.026 - 1.035        --         1.47        1.55 - 2.40       0.10 - 0.39
                                        2005       790   1.025 - 1.031       810         2.82        1.55 - 2.40     (0.19) - 2.80
  Travelers Managed Allocation
    Series: Moderate Subaccount         2006        --   1.097 - 1.106        --         2.92        1.55 - 2.40       3.30 - 3.56
                                        2005     2,643   1.062 - 1.068     2,813         0.93        1.55 - 2.40       1.43 - 7.58

                                                                                                       Expense           Total
                                        Year              Unit Value        Net     Investment(1)      Ratio(2)        Return(3)
                                        Ended    Units     Lowest to      Assets       Income         Lowest to        Lowest to
                                       Dec 31   (000s)    Highest ($)     ($000s)     Ratio (%)      Highest (%)      Highest (%)
                                       ------   ------   -------------    -------   -------------    -----------   ---------------
The Travelers Series Trust -- (Continued)
  Travelers Managed Allocation
    Series: Moderate-Aggressive
    Subaccount                          2006        --   1.114 - 1.125        --         2.08        1.55 - 2.50       4.01 - 4.36
                                        2005     4,253   1.071 - 1.078     4,571         0.88        1.55 - 2.50       2.10 - 6.97
  Travelers Managed Allocation
    Series: Moderate-Conservative
    Subaccount                          2006        --   1.063 - 1.068        --         3.60        1.55 - 2.05       1.82 - 2.01
                                        2005        76   1.044 - 1.047        79         1.03        1.55 - 2.05       1.85 - 3.06
  Travelers Mercury Large Cap
    Core Subaccount                     2006        --   1.297 - 1.553        --         0.22        1.55 - 2.60       5.79 - 6.22
                                        2005     2,977   1.226 - 1.462     4,136           --        1.55 - 2.60      9.47 - 15.47
                                        2004     1,016   1.126 - 1.325     1,331         1.47        1.55 - 2.30      5.81 - 14.13
                                        2003       129   1.156 - 1.161       149         1.58        1.55 - 2.30       1.49 - 9.84
  Travelers MFS(R) Mid Cap
    Growth Subaccount                   2006        --   1.147 - 1.547        --           --        1.55 - 2.50       5.47 - 5.81
                                        2005     2,704   1.086 - 1.462     3,890           --        1.55 - 2.50      0.49 - 11.96
                                        2004     1,526   1.296 - 1.440     2,184           --        1.55 - 2.50     11.30 - 15.82
                                        2003       406   1.274 - 1.282       519           --        1.55 - 2.50      5.25 - 13.36
  Travelers MFS(R) Total Return
    Subaccount                          2006        --   1.118 - 1.294        --         1.34        1.55 - 2.60       2.82 - 3.27
                                        2005    16,637   1.085 - 1.253    20,340         2.59        1.55 - 2.60     (0.46) - 2.90
                                        2004     9,355   1.097 - 1.236    11,473         4.25        1.55 - 2.50       8.04 - 9.77
                                        2003     3,286   1.119 - 1.126     3,690         6.27        1.55 - 2.50       5.04 - 9.99
  Travelers MFS(R) Value
    Subaccount                          2006        --   1.236 - 1.270        --           --        1.55 - 2.60       7.71 - 8.09
                                        2005     2,484   1.147 - 1.177     2,884         1.67        1.55 - 2.60       2.03 - 6.67
                                        2004       893   1.104 - 1.128       992         2.46        1.55 - 2.50      8.11 - 14.52
  Travelers Mondrian International
    Stock Subaccount                    2006        --   1.397 - 1.788        --         3.76        1.55 - 2.60     14.51 - 14.91
                                        2005     1,399   1.220 - 1.556     2,100         0.06        1.55 - 2.60      6.83 - 10.77
                                        2004       668   1.147 - 1.443       952         2.92        1.55 - 2.50      9.65 - 16.68
                                        2003        95   1.262 - 1.266       120         2.77        1.55 - 2.10     14.20 - 16.94
  Travelers Pioneer Fund
    Subaccount                          2006        --   1.197 - 1.444        --         1.04        1.55 - 2.50       5.73 - 6.13
                                        2005       539   1.131 - 1.361       696           --        1.55 - 2.50       2.90 - 6.98
                                        2004       218   1.093 - 1.304       281         1.46        1.55 - 2.50      0.37 - 12.21
                                        2003        75   1.184 - 1.188        89         2.21        1.95 - 2.50      9.02 - 13.68
  Travelers Pioneer Mid Cap Value
    Subaccount                          2006        --   1.101 - 1.106        --           --        1.55 - 2.05       3.57 - 5.23
                                        2005        16   1.047 - 1.051        16         0.25        1.55 - 2.05       0.38 - 1.55
  Travelers Pioneer Strategic
    Income Subaccount                   2006        --   1.098 - 1.133        --           --        1.55 - 2.60       0.64 - 1.08
                                        2005     4,639   1.091 - 1.123     5,132         7.53        1.55 - 2.60     (1.17) - 2.41
                                        2004       446   1.079 - 1.106       483        18.45        1.55 - 2.50      2.27 - 10.43
  Travelers Quality Bond
    Subaccount                          2006        --   0.973 - 1.024        --         6.15        1.55 - 2.60   (1.18) - (0.87)
                                        2005     5,730   0.984 - 1.033     5,874           --        1.55 - 2.60     (1.30) - 0.00
                                        2004     4,343   1.000 - 1.033     4,465         6.34        1.55 - 2.30       0.40 - 1.77
                                        2003     1,909   1.010 - 1.015     1,935        10.20        1.55 - 2.30     (1.08) - 2.33
  Travelers Strategic Equity
    Subaccount                          2006        --   1.138 - 1.398        --         0.37        1.55 - 2.50       4.06 - 4.33
                                        2005       796   1.093 - 1.340     1,049         0.66        1.55 - 2.50     (0.53) - 6.22
                                        2004       759   1.100 - 1.334     1,006         1.60        1.55 - 2.50       7.69 - 8.54
                                        2003       500   1.223 - 1.229       613           --        1.55 - 2.30      6.34 - 16.16

                                                                                                       Expense           Total
                                        Year              Unit Value        Net     Investment(1)      Ratio(2)        Return(3)
                                        Ended    Units     Lowest to      Assets       Income         Lowest to        Lowest to
                                       Dec 31   (000s)    Highest ($)     ($000s)     Ratio (%)      Highest (%)      Highest (%)
                                       ------   ------   -------------    -------   -------------    -----------   ---------------
The Travelers Series Trust -- (Concluded)
  Travelers Style Focus Series: Small
    Cap Growth Subaccount               2006        --   1.267 - 1.274        --         0.01        1.55 - 2.20     14.87 - 15.09
                                        2005        75   1.103 - 1.107        83           --        1.55 - 2.20       1.29 - 9.42
  Travelers Style Focus Series: Small
    Cap Value Subaccount                2006        --   1.264 - 1.272        --         0.02        1.55 - 2.20      3.77 - 14.57
                                        2005        12   1.104 - 1.106        14         0.69        1.95 - 2.20     (3.16) - 6.04
  Travelers U.S. Government
    Securities Subaccount               2006        --   1.021 - 1.057        --         5.73        1.55 - 2.40   (3.86) - (3.53)
                                        2005     2,138   1.062 - 1.098     2,294           --        1.55 - 2.40     (1.09) - 2.98
                                        2004       488   1.041 - 1.074       510        11.58        1.55 - 2.30       1.66 - 6.64
Van Kampen Life Investment Trust
  Van Kampen LIT Comstock
    Subaccount (Class II)               2006     4,764   1.296 - 1.708     7,724         1.27        1.55 - 2.60     13.09 - 14.25
                                        2005     4,753   1.146 - 1.495     6,794         0.73        1.55 - 2.60       1.53 - 6.87
                                        2004     2,034   1.131 - 1.458     2,942         0.46        1.55 - 2.50      0.27 - 15.62
                                        2003       579   1.253 - 1.261       728           --        1.55 - 2.50      6.55 - 14.43
  Van Kampen LIT Enterprise
    Subaccount (Class II)               2006        70   1.309 - 1.356        93         0.19        1.55 - 2.50       4.14 - 5.20
                                        2005        83   1.257 - 1.289       105         0.54        1.55 - 2.50       5.19 - 6.18
                                        2004       102   1.195 - 1.214       123         0.15        1.55 - 2.50       1.27 - 2.19
                                        2003       135   1.180 - 1.188       160           --        1.55 - 2.50      4.33 - 15.34
Variable Insurance Products Fund
  VIP Contrafund(R) Subaccount
    (Service Class 2)                   2006     7,245   1.364 - 1.772    12,145         1.01        1.55 - 2.60       7.00 - 9.72
                                        2005     6,669   1.257 - 1.615    10,287         0.10        1.55 - 2.60      4.80 - 16.54
                                        2004     3,673   1.109 - 1.406     5,111         0.10        1.55 - 2.50      9.80 - 13.39
                                        2003       800   1.232 - 1.240       989           --        1.55 - 2.50      5.92 - 16.45
  VIP Dynamic Capital Appreciation
    Subaccount (Service Class 2)        2006       373   1.361 - 1.574       580         0.23        1.55 - 2.50     10.95 - 12.03
                                        2005       378   1.225 - 1.405       526           --        1.55 - 2.50     17.70 - 18.87
                                        2004       343   1.164 - 1.182       404           --        1.55 - 2.50     (0.93) - 7.57
                                        2003        76   1.181 - 1.185        90           --        1.55 - 2.15      8.02 - 11.93
  VIP Mid Cap Subaccount
    (Service Class 2)                   2006     8,001   1.521 - 2.227    16,457         0.17        1.55 - 2.60      9.51 - 10.63
                                        2005     7,583   1.384 - 2.013    14,291           --        1.55 - 2.60      6.96 - 20.22
                                        2004     3,822   1.229 - 1.732     6,490           --        1.55 - 2.50      2.31 - 22.75
                                        2003       529   1.402 - 1.411       745           --        1.55 - 2.50     12.40 - 29.56

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the Subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the Subaccount invests.

(2) These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(3) These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

6. Schedules of Accumulation Units
   for the years ended December 31, 2006 and 2005

                                               AIM V.I. Capital             AIM V.I. Mid Cap
                                                 Appreciation                  Core Equity                 AIM V.I. Utilities
                                             Subaccount (Series II)        Subaccount (Series II)              Subaccount
                                           --------------------------    --------------------------    --------------------------
                                                2006          2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...     4,772,428      4,272,884      2,897,737      2,578,549        943,225        383,968
Accumulation units purchased and
  transferred from other funding options       975,187      1,303,373        304,787        757,620        332,490        652,046
Accumulation units redeemed and
  transferred to other funding options .      (670,962)      (803,829)      (565,826)      (438,432)      (115,259)       (92,789)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........     5,076,653      4,772,428      2,636,698      2,897,737      1,160,456        943,225
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                                              Alger American
                                            Alger American Balanced          Leveraged All Cap         AllianceBernstein Large-Cap
                                              Subaccount (Class S)          Subaccount (Class S)       Growth Subaccount (Class B)
                                           --------------------------    --------------------------    --------------------------
                                                2006          2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...     3,193,235      2,662,417        945,444        713,472      1,158,695      1,101,738
Accumulation units purchased and
  transferred from other funding options        50,088        672,340      2,093,816        315,948         25,400        141,659
Accumulation units redeemed and
  transferred to other funding options .    (3,243,323)      (141,522)    (2,072,265)       (83,976)    (1,184,095)       (84,702)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........            --      3,193,235        966,995        945,444             --      1,158,695
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                              American Funds Global         American Funds Growth        American Funds Growth
                                           Growth Subaccount (Class 2)      Subaccount (Class 2)       Income Subaccount (Class 2)
                                           --------------------------    --------------------------    --------------------------
                                                2006          2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...     6,136,147      3,898,646     19,615,007     10,831,241     19,719,392     10,637,119
Accumulation units purchased and
  transferred from other funding options     1,077,691      3,067,226      2,400,948      9,969,736      1,670,899     10,127,998
Accumulation units redeemed and
  transferred to other funding options .      (783,132)      (829,725)    (2,177,248)    (1,185,970)    (1,623,447)    (1,045,725)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........     6,430,706      6,136,147     19,838,707     19,615,007     19,766,844     19,719,392
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                                               Credit Suisse
                                              Capital Appreciation             Trust Emerging              Credit Suisse Trust
                                                    Subaccount               Markets Subaccount        Global Small Cap Subaccount
                                           --------------------------    --------------------------    --------------------------
                                                2006          2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...     3,234,368      1,027,000      1,942,825      1,219,593        398,988        284,305
Accumulation units purchased and
  transferred from other funding options       253,144      2,370,396        654,269        888,135        420,394        185,352
Accumulation units redeemed and
  transferred to other funding options .    (3,487,512)      (163,028)      (339,465)      (164,903)       (95,902)       (70,669)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........            --      3,234,368      2,257,629      1,942,825        723,480        398,988
                                           ===========    ===========    ===========    ===========    ===========    ===========

6. Schedules of Accumulation Units
   for the years ended December 31, 2006 and 2005 -- (Continued)

                                                                                                      Dreyfus Socially Responsible
                                                Delaware VIP REIT         Dreyfus Mid Cap Stock             Growth Subaccount
                                           Subaccount (Standard Class)  Subaccount (Service Shares)         (Service Shares)
                                           --------------------------    --------------------------    --------------------------
                                                2006          2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...     4,583,547      2,736,060      4,349,713      3,417,907        150,267         77,844
Accumulation units purchased and
  transferred from other funding options       389,375      2,641,176        248,103      1,397,003          6,099         73,907
Accumulation units redeemed and
  transferred to other funding options .    (4,972,922)      (793,689)      (442,728)      (465,197)        (1,415)        (1,484)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........            --      4,583,547      4,155,088      4,349,713        154,951        150,267
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                                          Dreyfus VIF Developing
                                            Dreyfus VIF Appreciation        Leaders Subaccount          DWS VIT Equity 500 Index
                                           Subaccount (Initial Shares)       (Initial Shares)             Subaccount (Class B)
                                           --------------------------    --------------------------    --------------------------
                                                2006          2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...     1,556,002      1,270,064      3,569,797      2,584,650      6,020,791             --
Accumulation units purchased and
  transferred from other funding options       129,273        411,287        484,583      1,277,922        836,209      6,342,353
Accumulation units redeemed and
  transferred to other funding options .      (149,794)      (125,349)      (783,593)      (292,775)    (1,125,895)      (321,562)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........     1,535,481      1,556,002      3,270,787      3,569,797      5,731,105      6,020,791
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                DWS VIT RREEF Real
                                                 Estate Securities                DWSI Bond                DWSI Capital Growth
                                               Subaccount (Class B)          Subaccount (Class B)          Subaccount (Class B)
                                           --------------------------    --------------------------    --------------------------
                                                2006          2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...     3,495,191      2,399,966         59,568             --      4,624,551      1,364,655
Accumulation units purchased and
  transferred from other funding options       232,329      1,411,154         90,783         59,572      4,291,351      3,418,357
Accumulation units redeemed and
  transferred to other funding options .      (503,482)      (315,929)       (33,650)            (4)    (2,006,776)      (158,461)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........     3,224,038      3,495,191        116,701         59,568      6,909,126      4,624,551
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                           DWSI Global Opportunities        DWSI Growth & Income            DWSI Health Care
                                              Subaccount (Class B)          Subaccount (Class B)          Subaccount (Class B)
                                           --------------------------    --------------------------    --------------------------
                                                2006          2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...     1,836,229      1,125,764      2,906,782      1,738,217      1,858,896      1,418,147
Accumulation units purchased and
  transferred from other funding options       343,757        916,093      1,378,367      2,143,398        397,418      1,036,483
Accumulation units redeemed and
  transferred to other funding options .      (473,063)      (205,628)      (452,575)      (974,833)      (724,368)      (595,734)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........     1,706,923      1,836,229      3,832,574      2,906,782      1,531,946      1,858,896
                                           ===========    ===========    ===========    ===========    ===========    ===========

6. Schedules of Accumulation Units
   for the years ended December 31, 2006 and 2005 -- (Continued)

                                                                                DWSII Dreman
                                               DWSI International            Financial Services           DWSII All Cap Growth
                                              Subaccount (Class B)          Subaccount (Class B)          Subaccount (Class B)
                                           --------------------------    --------------------------    --------------------------
                                                2006          2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...     2,015,370      1,537,169      1,495,435      1,230,081        379,310        313,749
Accumulation units purchased and
  transferred from other funding options     1,037,598        718,683         78,212        348,703        171,411         97,307
Accumulation units redeemed and
  transferred to other funding options .      (398,821)      (240,482)    (1,573,647)       (83,349)      (550,721)       (31,746)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........     2,654,147      2,015,370             --      1,495,435             --        379,310
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                                                                           DWSII Conservative
                                                 DWSII Balanced               DWSII Blue Chip                  Allocation
                                              Subaccount (Class B)          Subaccount (Class B)           Subaccount (Class B)
                                           --------------------------    --------------------------    --------------------------
                                                2006          2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...     3,592,307      2,933,867      3,966,272      2,330,111      5,124,460      1,539,760
Accumulation units purchased and
  transferred from other funding options       166,104      2,365,961      2,605,880      5,909,938      1,824,806      3,938,061
Accumulation units redeemed and
  transferred to other funding options .    (1,067,994)    (1,707,521)    (3,219,830)    (4,273,777)    (1,038,126)      (353,361)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........     2,690,417      3,592,307      3,352,322      3,966,272      5,911,140      5,124,460
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                  DWSII Core                                                DWSII Dreman High
                                                 Fixed Income            DWSII Davis Venture Value            Return Equity
                                              Subaccount (Class B)          Subaccount (Class B)           Subaccount (Class B)
                                           --------------------------    --------------------------    --------------------------
                                                2006          2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...     6,920,095      6,328,276      8,868,840      6,497,490      7,389,166      5,095,282
Accumulation units purchased and
  transferred from other funding options       660,883      1,721,121      1,778,511      3,998,185      3,190,023      3,798,317
Accumulation units redeemed and
  transferred to other funding options .      (781,825)    (1,129,302)    (2,575,205)    (1,626,835)    (1,130,186)    (1,504,433)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........     6,799,153      6,920,095      8,072,146      8,868,840      9,449,003      7,389,166
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                           DWSII Dreman Small Mid Cap        DWSII Foreign Value          DWSII Global Thematic
                                           Value Subaccount (Class B)       Subaccount (Class B)           Subaccount (Class B)
                                           --------------------------    --------------------------    --------------------------
                                                2006          2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...     5,312,475      3,925,208        861,696             --      1,842,569      1,125,716
Accumulation units purchased and
  transferred from other funding options       316,717      1,678,658        239,326        867,339        708,704        900,502
Accumulation units redeemed and
  transferred to other funding options .      (548,740)      (291,391)    (1,101,022)        (5,643)      (661,989)      (183,649)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........     5,080,452      5,312,475             --        861,696      1,889,284      1,842,569
                                           ===========    ===========    ===========    ===========    ===========    ===========

6. Schedules of Accumulation Units
   for the years ended December 31, 2006 and 2005 -- (Continued)

                                               DWSII Government &
                                                Agency Securities         DWSII Growth Allocation          DWSII High Income
                                              Subaccount (Class B)          Subaccount (Class B)          Subaccount (Class B)
                                           --------------------------    --------------------------    --------------------------
                                                2006          2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...     3,460,249      3,315,762      9,971,960      2,461,423      4,384,835      3,479,371
Accumulation units purchased and
  transferred from other funding options       469,958        726,042        905,657      7,559,208        900,583      3,494,560
Accumulation units redeemed and
  transferred to other funding options .      (999,313)      (581,555)      (450,170)       (48,671)    (1,210,306)    (2,589,096)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........     2,930,894      3,460,249     10,427,447      9,971,960      4,075,112      4,384,835
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                                                                          DWSII International
                                            DWSII Income Allocation            DWSII Index 500               Select Equity
                                              Subaccount (Class B)          Subaccount (Class B)          Subaccount (Class B)
                                           --------------------------    --------------------------    --------------------------
                                                2006          2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...     1,097,671         56,101             --      5,063,522      4,186,813      3,413,628
Accumulation units purchased and
  transferred from other funding options       114,003      1,078,029          1,159      1,388,844      1,061,345      1,140,282
Accumulation units redeemed and
  transferred to other funding options .    (1,211,674)       (36,459)        (1,159)    (6,452,366)      (944,280)      (367,097)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........            --      1,097,671             --             --      4,303,878      4,186,813
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                              DWSII Janus Growth &           DWSII Janus Growth
                                                Income Subaccount         Opportunities Subaccount        DWSII Large Cap Core
                                                    (Class B)                    (Class B)                Subaccount (Class B)
                                           --------------------------    --------------------------    --------------------------
                                                2006          2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...     1,755,025      1,715,884        270,762        253,886        672,691             --
Accumulation units purchased and
  transferred from other funding options        98,402        568,048         64,011         51,875        576,772        688,446
Accumulation units redeemed and
  transferred to other funding options .      (165,934)      (528,907)      (334,773)       (34,999)    (1,249,463)       (15,755)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........     1,687,493      1,755,025             --        270,762             --        672,691
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                              DWSII Large Cap Value         DWSII MFS(R)Strategic          DWSII Mid Cap Growth
                                               Subaccount (Class B)       Value Subaccount (Class B)       Subaccount (Class B)
                                           --------------------------    --------------------------    --------------------------
                                                2006          2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...     3,201,469      2,718,183      1,392,660      1,298,521        462,941        303,140
Accumulation units purchased and
  transferred from other funding options       377,954        715,863         65,055        211,698        290,290        197,715
Accumulation units redeemed and
  transferred to other funding options .      (397,799)      (232,577)    (1,457,715)      (117,559)       (68,269)       (37,914)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........     3,181,624      3,201,469             --      1,392,660        684,962        462,941
                                           ===========    ===========    ===========    ===========    ===========    ===========

6. Schedules of Accumulation Units
   for the years ended December 31, 2006 and 2005 -- (Continued)

                                            DWSII Moderate Allocation        DWSII Money Market            DWSII Oak Strategic
                                               Subaccount (Class B)          Subaccount (Class B)      Equity Subaccount (Class B)
                                           --------------------------    --------------------------    --------------------------
                                                2006          2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...    14,836,151      3,029,035      4,662,726      6,156,824      2,076,122      1,837,279
Accumulation units purchased and
  transferred from other funding options       695,233     12,137,947     17,206,058     15,144,121        175,228        466,991
Accumulation units redeemed and
  transferred to other funding options .    (2,175,174)      (330,831)   (15,291,852)   (16,638,219)    (2,251,350)      (228,148)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........    13,356,210     14,836,151      6,576,932      4,662,726             --      2,076,122
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                              DWSII Scudder Growth         DWSII Small Cap Growth        DWSII Strategic Income
                                              Subaccount (Class B)          Subaccount (Class B)          Subaccount (Class B)
                                           --------------------------    --------------------------    --------------------------
                                                2006          2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...            --      1,010,587      2,913,920      1,844,242      4,592,161      2,821,729
Accumulation units purchased and
  transferred from other funding options         6,991        175,461        305,521      1,314,224        414,495      2,392,592
Accumulation units redeemed and
  transferred to other funding options .        (6,991)    (1,186,048)      (349,671)      (244,546)    (1,806,872)      (622,160)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........            --             --      2,869,770      2,913,920      3,199,784      4,592,161
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                               DWSII Technology                                            FAMVS Mercury Global
                                                  Subaccount                DWSII Turner Mid Cap        Allocation V.I. Subaccount
                                                   (Class B)             Growth Subaccount (Class B)           (Class III)
                                           --------------------------    --------------------------    --------------------------
                                                2006          2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...     1,467,983      1,153,664      1,495,838      1,267,185      5,289,501      1,457,850
Accumulation units purchased and
  transferred from other funding options       413,225        803,920        189,865        416,952        176,897      3,971,536
Accumulation units redeemed and
  transferred to other funding options .      (724,683)      (489,601)      (174,285)      (188,299)    (5,466,398)      (139,885)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........     1,156,525      1,467,983      1,511,418      1,495,838             --      5,289,501
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                               FAMVS Mercury Value         FTVIPT Franklin Rising          FTVIPT Franklin Small
                                                Opportunities V.I.          Dividends Securities        Mid Cap Growth Securities
                                              Subaccount (Class III)         Subaccount (Class 2)          Subaccount (Class 2)
                                           --------------------------    --------------------------    --------------------------
                                                2006          2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...     2,791,348      1,017,034     10,170,208      8,802,588      4,117,118      3,296,140
Accumulation units purchased and
  transferred from other funding options       167,346      2,035,086      2,319,761      2,736,887        729,345      1,265,467
Accumulation units redeemed and
  transferred to other funding options .    (2,958,694)      (260,772)    (2,039,280)    (1,369,267)      (507,995)      (444,489)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........            --      2,791,348     10,450,689     10,170,208      4,338,468      4,117,118
                                           ===========    ===========    ===========    ===========    ===========    ===========

6. Schedules of Accumulation Units
   for the years ended December 31, 2006 and 2005 -- (Continued)

                                                                             FTVIPT Templeton
                                                  FTVIPT Mutual             Developing Markets              FTVIPT Templeton
                                                Shares Securities          Securities Subaccount          Foreign Securities
                                              Subaccount (Class 2)               (Class 2)                Subaccount (Class 2)
                                           --------------------------    --------------------------    --------------------------
                                                2006          2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...     3,032,429      1,981,587      2,898,348      1,567,281      6,693,352      3,695,870
Accumulation units purchased and
  transferred from other funding options       252,346      1,228,309        818,484      1,683,545      2,052,712      3,597,827
Accumulation units redeemed and
  transferred to other funding options .    (3,284,775)      (177,467)      (610,296)      (352,478)    (1,221,671)      (600,345)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........            --      3,032,429      3,106,536      2,898,348      7,524,393      6,693,352
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                               FTVIPT Templeton
                                               Growth Securities                                          Janus Aspen Balanced
                                              Subaccount (Class 2)       High Yield Bond Subaccount    Subaccount (Service Shares)
                                           --------------------------    --------------------------    --------------------------
                                                2006          2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...     6,180,309      2,603,849      2,743,859        652,050        678,891        812,017
Accumulation units purchased and
  transferred from other funding options       345,637      3,775,248        230,269      2,421,682         28,755         60,911
Accumulation units redeemed and
  transferred to other funding options .    (6,525,946)      (198,788)    (2,974,128)      (329,873)      (707,646)      (194,037)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........            --      6,180,309             --      2,743,859             --        678,891
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                             Janus Aspen Global Life         Janus Aspen Global           Janus Aspen Worldwide
                                               Sciences Subaccount          Technology Subaccount           Growth Subaccount
                                                (Service Shares)              (Service Shares)              (Service Shares)
                                           --------------------------    --------------------------    --------------------------
                                                2006          2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...       518,761        553,841        586,057        516,312        281,008        307,389
Accumulation units purchased and
  transferred from other funding options        16,195         56,211         80,044        201,653         25,643         16,972
Accumulation units redeemed and
  transferred to other funding options .       (90,408)       (91,291)      (102,239)      (131,908)       (22,213)       (43,353)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........       444,548        518,761        563,862        586,057        284,438        281,008
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                Lazard Retirement              LMPVPI All Cap                 LMPVPI All Cap
                                               Small Cap Subaccount         Subaccount (Class I)          Subaccount (Class II)
                                           --------------------------    --------------------------    --------------------------
                                                2006          2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...     2,402,515      1,612,172      2,675,215      1,847,483         14,305             --
Accumulation units purchased and
  transferred from other funding options       216,071      1,115,295        225,132      1,089,774        386,771         14,305
Accumulation units redeemed and
  transferred to other funding options .    (2,618,586)      (324,952)      (243,559)      (262,042)       (12,755)            --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........            --      2,402,515      2,656,788      2,675,215        388,321         14,305
                                           ===========    ===========    ===========    ===========    ===========    ===========

6. Schedules of Accumulation Units
   for the years ended December 31, 2006 and 2005 -- (Continued)

                                                 LMPVPI Investors             LMPVPI Large Cap              LMPVPI Small Cap
                                               Subaccount (Class I)      Growth Subaccount (Class I)   Growth Subaccount (Class I)
                                           --------------------------    --------------------------    --------------------------
                                                2006          2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...     1,516,850      1,414,672      1,844,144      1,712,229      2,724,916      1,987,059
Accumulation units purchased and
  transferred from other funding options       213,928        266,649        110,170        282,597        254,963      1,002,739
Accumulation units redeemed and
  transferred to other funding options .      (131,780)      (164,471)      (132,868)      (150,682)      (311,588)      (264,882)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........     1,598,998      1,516,850      1,821,446      1,844,144      2,668,291      2,724,916
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                                             LMPVPII Aggressive             LMPVPII Aggressive
                                               LMPVPI Total Return            Growth Subaccount             Growth Subaccount
                                              Subaccount (Class II)               (Class I)                     (Class II)
                                           --------------------------    --------------------------    --------------------------
                                                2006          2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...     3,593,736      3,512,638      4,109,719      2,363,788      5,743,628      5,306,719
Accumulation units purchased and
  transferred from other funding options     1,184,878        801,859        438,123      2,001,484      1,615,914      1,282,973
Accumulation units redeemed and
  transferred to other funding options .      (502,884)      (720,761)      (740,049)      (255,553)      (975,543)      (846,064)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........     4,275,730      3,593,736      3,807,793      4,109,719      6,383,999      5,743,628
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                                            LMPVPII Growth and
                                              LMPVPII Equity Index           Income Subaccount             LMPVPIII Adjustable
                                              Subaccount (Class II)              (Class I)                Rate Income Subaccount
                                           --------------------------    --------------------------    --------------------------
                                                2006          2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...     6,558,427      4,922,190      1,166,829        992,201      2,406,519      1,235,927
Accumulation units purchased and
  transferred from other funding options       259,417      2,429,015         63,867        212,056        274,874      1,344,721
Accumulation units redeemed and
  transferred to other funding options .      (689,991)      (792,778)      (101,534)       (37,428)      (424,158)      (174,129)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........     6,127,853      6,558,427      1,129,162      1,166,829      2,257,235      2,406,519
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                                              Lord Abbett Growth           Lord Abbett Mid-Cap
                                            LMPVPIII Social Awareness       and Income Subaccount            Value Subaccount
                                                 Stock Subaccount                (Class VC)                     (Class VC)
                                           --------------------------    --------------------------    --------------------------
                                                2006          2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...       727,771        470,977      5,714,249      2,428,043      5,561,090      2,443,930
Accumulation units purchased and
  transferred from other funding options       149,384        270,158        642,128      3,648,804        579,811      3,608,065
Accumulation units redeemed and
  transferred to other funding options .       (40,173)       (13,364)      (743,350)      (362,598)      (678,690)      (490,905)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........       836,982        727,771      5,613,027      5,714,249      5,462,211      5,561,090
                                           ===========    ===========    ===========    ===========    ===========    ===========

6. Schedules of Accumulation Units
   for the years ended December 31, 2006 and 2005 -- (Continued)

                                                                             MIST Batterymarch
                                                                          Mid-Cap Stock Subaccount      MIST BlackRock High Yield
                                            Managed Assets Subaccount             (Class A)                Subaccount (Class A)
                                           --------------------------    --------------------------    --------------------------
                                                2006          2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...     2,084,948        931,348             --             --             --             --
Accumulation units purchased and
  transferred from other funding options       104,072      1,418,996      1,924,669             --      2,790,966             --
Accumulation units redeemed and
  transferred to other funding options .    (2,189,020)      (265,396)      (201,529)            --       (308,262)            --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........            --      2,084,948      1,723,140             --      2,482,704             --
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                             MIST BlackRock Large-Cap       MIST Dreman Small-Cap          MIST Harris Oakmark
                                                 Core Subaccount              Value Subaccount          International Subaccount
                                                    (Class A)                    (Class A)                     (Class A)
                                           --------------------------    --------------------------    --------------------------
                                                2006          2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...            --             --             --             --             --             --
Accumulation units purchased and
  transferred from other funding options     3,433,778             --        165,545             --      1,984,065             --
Accumulation units redeemed and
  transferred to other funding options .      (191,280)            --        (49,524)            --       (131,801)            --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........     3,242,498             --        116,021             --      1,852,264             --
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                MIST Janus Capital             MIST Legg Mason           MIST Lord Abbett Bond
                                              Appreciation Subaccount         Partners Managed            Debenture Subaccount
                                                    (Class A)            Assets Subaccount (Class A)           (Class A)
                                           --------------------------    --------------------------    --------------------------
                                                2006          2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...            --             --             --             --             --             --
Accumulation units purchased and
  transferred from other funding options     3,210,976             --      2,266,082             --      3,270,385             --
Accumulation units redeemed and
  transferred to other funding options .      (333,752)            --       (126,335)            --       (204,571)            --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........     2,877,224             --      2,139,747             --      3,065,814             --
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                              MIST Lord Abbett Growth         MIST Lord Abbett          MIST Met/AIM Capital
                                               and Income Subaccount           Mid-Cap Value                Appreciation
                                                     (Class B)              Subaccount (Class B)        Subaccount (Class A)
                                           --------------------------    --------------------------    --------------------------
                                                2006          2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...            --             --             --             --             --             --
Accumulation units purchased and
  transferred from other funding options     6,546,452             --        135,749             --      1,006,914             --
Accumulation units redeemed and
  transferred to other funding options .      (571,350)            --            (16)            --       (153,340)            --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........     5,975,102             --        135,733             --        853,574             --
                                           ===========    ===========    ===========    ===========    ===========    ===========

6. Schedules of Accumulation Units
   for the years ended December 31, 2006 and 2005 -- (Continued)

                                             MIST Met/AIM Small Cap                                      MIST Neuberger Berman
                                                Growth Subaccount             MIST MFS(R) Value          Real Estate Subaccount
                                                   (Class A)                Subaccount (Class A)               (Class A)
                                           --------------------------    --------------------------    --------------------------
                                                2006          2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...            --             --             --             --             --             --
Accumulation units purchased and
  transferred from other funding options       120,690             --      2,978,157             --      8,948,839             --
Accumulation units redeemed and
  transferred to other funding options .       (27,435)            --       (227,941)            --     (1,057,502)            --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........        93,255             --      2,750,216             --      7,891,337             --
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                            MIST Oppenheimer Capital                                       MIST Pioneer Mid-Cap
                                             Appreciation Subaccount           MIST Pioneer Fund             Value Subaccount
                                                    (Class B)                Subaccount (Class A)                (Class A)
                                           --------------------------    --------------------------    --------------------------
                                                2006          2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...            --             --             --             --             --             --
Accumulation units purchased and
  transferred from other funding options     7,456,322             --        590,265             --         80,764             --
Accumulation units redeemed and
  transferred to other funding options .      (742,567)            --        (55,845)            --           (557)            --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........     6,713,755             --        534,420             --         80,207             --
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                              MIST Pioneer Strategic          MIST Third Avenue          MSF BlackRock Aggressive
                                                Income Subaccount         Small Cap Value Subaccount         Growth Subaccount
                                                    (Class A)                     (Class B)                     (Class D)
                                           --------------------------    --------------------------    --------------------------
                                                2006          2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...            --             --             --             --             --             --
Accumulation units purchased and
  transferred from other funding options     5,779,010             --      8,206,808             --      2,949,619             --
Accumulation units redeemed and
  transferred to other funding options .      (378,493)            --       (182,091)            --       (335,646)            --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........     5,400,517             --      8,024,717             --      2,613,973             --
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                                               MSF BlackRock
                                            MSF BlackRock Bond Income           Money Market                 MSF FI Large Cap
                                               Subaccount (Class A)          Subaccount (Class A)          Subaccount (Class A)
                                           --------------------------    --------------------------    --------------------------
                                                2006          2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...            --             --             --             --             --             --
Accumulation units purchased and
  transferred from other funding options     6,101,988             --     32,802,854             --      2,689,962             --
Accumulation units redeemed and
  transferred to other funding options .      (347,795)            --    (11,233,334)            --       (215,045)            --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........     5,754,193             --     21,569,520             --      2,474,917             --
                                           ===========    ===========    ===========    ===========    ===========    ===========

6. Schedules of Accumulation Units
   for the years ended December 31, 2006 and 2005 -- (Continued)

                                                                           MSF MetLife Aggressive       MSF MetLife Conservative
                                               MSF FI Value Leaders         Allocation Subaccount         Allocation Subaccount
                                               Subaccount (Class D)               (Class B)                    (Class B)
                                           --------------------------    --------------------------    --------------------------
                                                2006          2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...            --             --             --             --             --             --
Accumulation units purchased and
  transferred from other funding options     3,936,948             --      1,436,383             --        296,417             --
Accumulation units redeemed and
  transferred to other funding options .      (257,942)            --        (21,499)            --         (8,644)            --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........     3,679,006             --      1,414,884             --        287,773             --
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                           MSF MetLife Conservative to      MSF MetLife Moderate         MSF MetLife Moderate to
                                                Moderate Allocation         Allocation Subaccount         Aggressive Allocation
                                               Subaccount (Class B)               (Class B)                Subaccount (Class B)
                                           --------------------------    --------------------------    --------------------------
                                                2006          2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...            --             --             --             --             --             --
Accumulation units purchased and
  transferred from other funding options       256,426             --      3,849,231             --      4,408,796             --
Accumulation units redeemed and
  transferred to other funding options .        (2,151)            --     (1,228,590)            --        (42,151)            --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........       254,275             --      2,620,641             --      4,366,645             --
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                            MSF MFS(R) Total Return       MSF MFS(R) Total Return         MSF Oppenheimer Global
                                              Subaccount (Class B)          Subaccount (Class F)        Equity Subaccount (Class B)
                                           --------------------------    --------------------------    --------------------------
                                                2006          2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...            --             --             --             --             --             --
Accumulation units purchased and
  transferred from other funding options     4,088,493             --     18,594,474             --     29,448,221             --
Accumulation units redeemed and
  transferred to other funding options .      (374,018)            --     (1,118,896)            --     (2,842,075)            --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........     3,714,475             --     17,475,578             --     26,606,146             --
                                           ===========    ===========    ===========    ===========    ===========    ===========

                                                                                 MSF Western                   MSF Western
                                                 MSF T. Rowe Price            Asset Management              Asset Management
                                                 Large Cap Growth              High Yield Bond              U.S. Government
                                               Subaccount (Class B)         Subaccount (Class A)          Subaccount (Class A)
                                           --------------------------    --------------------------    --------------------------
                                                2006          2005           2006           2005           2006           2005
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units beginning of year ...            --             --             --             --             --             --
Accumulation units purchased and
  transferred from other funding options     1,755,520             --      2,904,765             --      2,310,603             --
Accumulation units redeemed and
  transferred to other funding options .       (73,237)            --       (221,304)            --       (301,971)            --
                                           -----------    -----------    -----------    -----------    -----------    -----------
Accumulation units end of year .........     1,682,283             --      2,683,461             --      2,008,632             --
                                           ===========    ===========    ===========    ===========    ===========    ===========

6. Schedules of Accumulation Units
   for the years ended December 31, 2006 and 2005 -- (Continued)

                                                                            Oppenheimer Capital            Oppenheimer Global
                                                                         Appreciation Subaccount/VA     Securities Subaccount/VA
                                             Money Market Subaccount         (Service Shares)              (Service Shares)
                                          ---------------------------   ---------------------------   ---------------------------
                                                2006          2005           2006           2005           2006           2005
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation units beginning of year ...    14,011,869     11,267,345      4,419,553      3,808,451      4,959,681      3,821,220
Accumulation units purchased and
  transferred from other funding options     5,699,309     25,284,681        369,444      1,776,972        337,970      1,598,756
Accumulation units redeemed and
  transferred to other funding options .   (19,711,178)   (22,540,157)    (4,788,997)    (1,165,870)    (5,297,651)      (460,295)
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation units end of year .........            --     14,011,869             --      4,419,553             --      4,959,681
                                          ============   ============   ============   ============   ============   ============

                                           Oppenheimer Main Street/VA     PIMCO VIT Real Return          PIMCO VIT Total Return
                                                   Subaccount                  Subaccount                      Subaccount
                                               (Service Shares)           (Administrative Class)          (Administrative Class)
                                          ---------------------------   ---------------------------   ---------------------------
                                                2006          2005           2006           2005           2006           2005
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation units beginning of year ...       587,541        332,881      5,653,885      3,028,707     12,104,866      7,234,303
Accumulation units purchased and
  transferred from other funding options       191,060        425,083        726,564      2,993,153      1,452,196      5,693,291
Accumulation units redeemed and
  transferred to other funding options .      (778,601)      (170,423)      (968,185)      (367,975)    (1,539,769)      (822,728)
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation units end of year .........            --        587,541      5,412,264      5,653,885     12,017,293     12,104,866
                                          ============   ============   ============   ============   ============   ============

                                           Pioneer America Income VCT    Pioneer AmPac Growth VCT         Pioneer Balanced VCT
                                              Subaccount (Class II)        Subaccount (Class II)          Subaccount (Class II)
                                          ---------------------------   ---------------------------   ---------------------------
                                                2006          2005           2006           2005           2006           2005
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation units beginning of year ...    10,145,104      7,468,290        850,842        637,459      5,048,372      5,433,640
Accumulation units purchased and
  transferred from other funding options     1,609,826      4,818,376        104,136        289,191      1,810,375      1,375,204
Accumulation units redeemed and
  transferred to other funding options .    (4,140,344)    (2,141,562)      (954,978)       (75,808)    (6,858,747)    (1,760,472)
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation units end of year .........     7,614,586     10,145,104             --        850,842             --      5,048,372
                                          ============   ============   ============   ============   ============   ============

                                            Pioneer Cullen Value VCT    Pioneer Emerging Markets VCT    Pioneer Equity Income VCT
                                              Subaccount (Class II)         Subaccount (Class II)         Subaccount (Class II)
                                          ---------------------------   ---------------------------   ---------------------------
                                                2006          2005           2006           2005           2006           2005
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation units beginning of year ...     1,889,029             --      3,243,791      2,013,657      9,223,774      7,598,295
Accumulation units purchased and
  transferred from other funding options     3,593,587      1,954,832      1,874,136      1,836,354      2,154,013      2,420,923
Accumulation units redeemed and
  transferred to other funding options .    (1,015,988)       (65,803)    (1,402,322)      (606,220)    (1,605,088)      (795,444)
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation units end of year .........     4,466,628      1,889,029      3,715,605      3,243,791      9,772,699      9,223,774
                                          ============   ============   ============   ============   ============   ============

6. Schedules of Accumulation Units
   for the years ended December 31, 2006 and 2005 -- (Continued)

                                          Pioneer Equity Opportunity         Pioneer Europe VCT             Pioneer Fund VCT
                                           VCT Subaccount (Class II)       Subaccount (Class II)         Subaccount (Class II)
                                          ---------------------------   ---------------------------   ---------------------------
                                                2006          2005           2006           2005           2006           2005
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation units beginning of year ...        34,053             --        308,117        229,200      9,980,085     11,739,645
Accumulation units purchased and
  transferred from other funding options       135,566         71,763        388,993        169,232      1,213,017      2,741,774
Accumulation units redeemed and
  transferred to other funding options .       (29,143)       (37,710)      (697,110)       (90,315)    (1,356,445)    (4,501,334)
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation units end of year .........       140,476         34,053             --        308,117      9,836,657      9,980,085
                                          ============   ============   ============   ============   ============   ============

                                           Pioneer Global High Yield     Pioneer Growth Shares VCT       Pioneer High Yield VCT
                                            VCT Subaccount (Class II)       Subaccount (Class II)         Subaccount (Class II)
                                          ---------------------------   ---------------------------   ---------------------------
                                                2006          2005           2006           2005           2006           2005
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation units beginning of year ...     1,171,503             --      3,362,900      4,349,491     19,658,624     28,870,125
Accumulation units purchased and
  transferred from other funding options     3,810,038      1,218,132        610,919        837,825      6,821,008     10,038,725
Accumulation units redeemed and
  transferred to other funding options .    (1,068,139)       (46,629)      (700,780)    (1,824,416)    (8,038,443)   (19,250,226)
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation units end of year .........     3,913,402      1,171,503      3,273,039      3,362,900     18,441,189     19,658,624
                                          ============   ============   ============   ============   ============   ============

                                                Pioneer Ibbotson              Pioneer Ibbotson             Pioneer Ibbotson
                                           Aggressive Allocation VCT       Growth Allocation VCT        Moderate Allocation VCT
                                             Subaccount (Class II)         Subaccount (Class II)         Subaccount (Class II)
                                          ---------------------------   ---------------------------   ---------------------------
                                                2006          2005           2006           2005           2006           2005
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation units beginning of year ...       890,030             --      5,531,107             --     12,753,736             --
Accumulation units purchased and
  transferred from other funding options     2,700,403        897,712     48,568,859      5,998,147     28,389,855     12,946,559
Accumulation units redeemed and
  transferred to other funding options .       (35,689)        (7,682)    (1,199,586)      (467,040)    (2,468,849)      (192,823)
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation units end of year .........     3,554,744        890,030     52,900,380      5,531,107     38,674,742     12,753,736
                                          ============   ============   ============   ============   ============   ============

                                                                                                           Pioneer Oak Ridge
                                          Pioneer International Value    Pioneer Mid Cap Value VCT       Large Cap Growth VCT
                                           VCT Subaccount (Class II)       Subaccount (Class II)         Subaccount (Class II)
                                          ---------------------------   ---------------------------   ---------------------------
                                                2006          2005           2006           2005           2006           2005
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation units beginning of year ...     1,485,607      1,594,684      7,261,376      5,831,418      3,119,435      1,678,372
Accumulation units purchased and
  transferred from other funding options     2,005,929        643,005      1,154,324      2,631,167      2,289,598      1,823,538
Accumulation units redeemed and
  transferred to other funding options .      (243,690)      (752,082)    (1,378,312)    (1,201,209)    (1,027,737)      (382,475)
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation units end of year .........     3,247,846      1,485,607      7,037,388      7,261,376      4,381,296      3,119,435
                                          ============   ============   ============   ============   ============   ============

6. Schedules of Accumulation Units
   for the years ended December 31, 2006 and 2005 -- (Continued)

                                                                            Pioneer Small and
                                           Pioneer Real Estate Shares       Mid Cap Growth VCT          Pioneer Small Cap Value
                                            VCT Subaccount (Class II)      Subaccount (Class II)        VCT Subaccount (Class II)
                                          ---------------------------   ---------------------------   ---------------------------
                                                2006          2005           2006           2005           2006           2005
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation units beginning of year ...     4,560,219      3,951,710      1,306,092        880,610      4,264,841      3,723,144
Accumulation units purchased and
  transferred from other funding options     1,217,828      1,540,307        458,327        732,385      1,498,696      1,185,168
Accumulation units redeemed and
  transferred to other funding options .      (918,164)      (931,798)      (519,200)      (306,903)    (1,055,118)      (643,471)
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation units end of year .........     4,859,883      4,560,219      1,245,219      1,306,092      4,708,419      4,264,841
                                          ============   ============   ============   ============   ============   ============

                                             Pioneer Small Company        Pioneer Strategic Income          Pioneer Value VCT
                                           VCT Subaccount (Class II)      VCT Subaccount (Class II)       Subaccount (Class II)
                                          ---------------------------   ---------------------------   ---------------------------
                                                2006          2005           2006           2005           2006           2005
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation units beginning of year ...     1,045,354        871,108     12,650,989      9,365,283      5,041,758      3,659,145
Accumulation units purchased and
  transferred from other funding options        48,718        328,497      4,094,002      4,523,068        453,586      1,830,170
Accumulation units redeemed and
  transferred to other funding options .    (1,094,072)      (154,251)    (2,939,865)    (1,237,362)      (627,539)      (447,557)
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation units end of year .........            --      1,045,354     13,805,126     12,650,989      4,867,805      5,041,758
                                          ============   ============   ============   ============   ============   ============

                                            Putnam VT International      Putnam VT Small Cap Value        Travelers AIM Capital
                                          Equity Subaccount (Class IB)      Subaccount (Class IB)        Appreciation Subaccount
                                          ---------------------------   ---------------------------   ---------------------------
                                                2006          2005           2006           2005           2006           2005
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation units beginning of year ...       164,197        180,964      3,995,394      2,173,399      1,005,249        948,771
Accumulation units purchased and
  transferred from other funding options        21,359          7,357        852,558      2,169,894         27,879        316,445
Accumulation units redeemed and
  transferred to other funding options .       (12,806)       (24,124)      (556,711)      (347,899)    (1,033,128)      (259,967)
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation units end of year .........       172,750        164,197      4,291,241      3,995,394             --      1,005,249
                                          ============   ============   ============   ============   ============   ============

                                             Travelers Convertible         Travelers Disciplined        Travelers Equity Income
                                             Securities Subaccount       Mid Cap Stock Subaccount             Subaccount
                                          ---------------------------   ---------------------------   ---------------------------
                                                2006          2005           2006           2005           2006           2005
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation units beginning of year ...     2,663,261      2,165,763      1,879,559      1,686,420      3,720,288      2,580,993
Accumulation units purchased and
  transferred from other funding options        84,677        903,564         25,676        388,576        189,580      1,381,284
Accumulation units redeemed and
  transferred to other funding options .    (2,747,938)      (406,066)    (1,905,235)      (195,437)    (3,909,868)      (241,989)
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation units end of year .........            --      2,663,261             --      1,879,559             --      3,720,288
                                          ============   ============   ============   ============   ============   ============

6. Schedules of Accumulation Units
   for the years ended December 31, 2006 and 2005 -- (Continued)

                                                  Travelers
                                                Federated High             Travelers Federated             Travelers Large Cap
                                               Yield Subaccount              Stock Subaccount                   Subaccount
                                          ---------------------------   ---------------------------   ---------------------------
                                                2006          2005           2006           2005           2006           2005
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation units beginning of year ...     2,460,595      1,557,653        371,371        329,200      1,619,865      1,214,719
Accumulation units purchased and
  transferred from other funding options       231,604      1,202,558          1,755         64,166        151,517        569,505
Accumulation units redeemed and
  transferred to other funding options .    (2,692,199)      (299,616)      (373,126)       (21,995)    (1,771,382)      (164,359)
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation units end of year .........            --      2,460,595             --        371,371             --      1,619,865
                                          ============   ============   ============   ============   ============   ============

                                               Travelers Managed            Travelers Managed              Travelers Managed
                                               Allocation Series:           Allocation Series:             Allocation Series:
                                             Aggressive Subaccount       Conservative Subaccount          Moderate Subaccount
                                          ---------------------------   ---------------------------   ---------------------------
                                                2006          2005           2006           2005           2006           2005
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation units beginning of year ...       799,034             --        789,837             --      2,643,260             --
Accumulation units purchased and
  transferred from other funding options       270,900        809,390          1,844        789,884        453,214      2,646,777
Accumulation units redeemed and
  transferred to other funding options .    (1,069,934)       (10,356)      (791,681)           (47)    (3,096,474)        (3,517)
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation units end of year .........            --        799,034             --        789,837             --      2,643,260
                                          ============   ============   ============   ============   ============   ============

                                          Travelers Managed Allocation    Travelers Managed Allocation      Travelers Mercury
                                           Series: Moderate-Aggressive   Series: Moderate-Conservative        Large Cap Core
                                                   Subaccount                      Subaccount                   Subaccount
                                          ---------------------------   ---------------------------   ---------------------------
                                                2006          2005           2006           2005           2006           2005
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation units beginning of year ...     4,253,357             --         75,756             --      2,976,814      1,015,987
Accumulation units purchased and
  transferred from other funding options        44,566      4,269,574        147,637         75,757        244,800      2,092,833
Accumulation units redeemed and
  transferred to other funding options .    (4,297,923)       (16,217)      (223,393)            (1)    (3,221,614)      (132,006)
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation units end of year .........            --      4,253,357             --         75,756             --      2,976,814
                                          ============   ============   ============   ============   ============   ============

                                            Travelers MFS(R) Mid Cap     Travelers MFS(R) Total          Travelers MFS(R) Value
                                                Growth Subaccount           Return Subaccount                   Subaccount
                                          ---------------------------   ---------------------------   ---------------------------
                                                2006          2005           2006           2005           2006           2005
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation units beginning of year ...     2,704,482      1,525,875     16,637,124      9,355,000      2,483,981        893,089
Accumulation units purchased and
  transferred from other funding options        78,373      1,469,326        969,363      8,250,272        256,621      1,693,851
Accumulation units redeemed and
  transferred to other funding options .    (2,782,855)      (290,719)   (17,606,487)      (968,148)    (2,740,602)      (102,959)
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation units end of year .........            --      2,704,482             --     16,637,124             --      2,483,981
                                          ============   ============   ============   ============   ============   ============

6. Schedules of Accumulation Units
   for the years ended December 31, 2006 and 2005 -- (Continued)

                                                Travelers Mondrian
                                                   International           Travelers Pioneer Fund       Travelers Pioneer Mid Cap
                                                 Stock Subaccount                Subaccount                 Value Subaccount
                                          ---------------------------   ---------------------------   ---------------------------
                                                2006          2005           2006           2005           2006           2005
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation units beginning of year ...     1,399,105        667,898        538,772        217,630         15,608             --
Accumulation units purchased and
  transferred from other funding options        99,993        859,915         16,041        356,199         35,952         15,608
Accumulation units redeemed and
  transferred to other funding options .    (1,499,098)      (128,708)      (554,813)       (35,057)       (51,560)            --
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation units end of year .........            --      1,399,105             --        538,772             --         15,608
                                          ============   ============   ============   ============   ============   ============

                                           Travelers Pioneer Strategic     Travelers Quality Bond      Travelers Strategic Equity
                                               Income Subaccount                 Subaccount                    Subaccount
                                          ---------------------------   ---------------------------   ---------------------------
                                                2006          2005           2006           2005           2006           2005
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation units beginning of year ...     4,639,019        445,852      5,730,094      4,343,103        795,764        759,416
Accumulation units purchased and
  transferred from other funding options       668,573      5,257,489        230,334      1,944,129         23,282        147,253
Accumulation units redeemed and
  transferred to other funding options .    (5,307,592)    (1,064,322)    (5,960,428)      (557,138)      (819,046)      (110,905)
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation units end of year .........            --      4,639,019             --      5,730,094             --        795,764
                                          ============   ============   ============   ============   ============   ============

                                                  Travelers Style             Travelers Style
                                              Focus Series: Small Cap     Focus Series: Small Cap       Travelers U.S. Government
                                                 Growth Subaccount            Value Subaccount             Securities Subaccount
                                          ---------------------------   ---------------------------   ---------------------------
                                                2006          2005           2006           2005           2006           2005
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation units beginning of year ...        75,249             --         12,217             --      2,138,494        487,660
Accumulation units purchased and
  transferred from other funding options        16,182         75,831         54,243         12,244        182,474      1,760,189
Accumulation units redeemed and
  transferred to other funding options .       (91,431)          (582)       (66,460)           (27)    (2,320,968)      (109,355)
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation units end of year .........            --         75,249             --         12,217             --      2,138,494
                                          ============   ============   ============   ============   ============   ============

                                             Van Kampen LIT Comstock     Van Kampen LIT Enterprise         VIP Contrafund(R)
                                              Subaccount (Class II)        Subaccount (Class II)      Subaccount (Service Class 2)
                                          ---------------------------   ---------------------------   ---------------------------
                                                2006          2005           2006           2005           2006           2005
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation units beginning of year ...     4,753,266      2,033,640         82,717        101,677      6,668,831      3,673,016
Accumulation units purchased and
  transferred from other funding options       369,490      2,971,485          1,404          7,161      1,503,255      3,729,374
Accumulation units redeemed and
  transferred to other funding options .      (358,504)      (251,859)       (13,988)       (26,121)      (926,710)      (733,559)
                                          ------------   ------------   ------------   ------------   ------------   ------------
Accumulation units end of year .........     4,764,252      4,753,266         70,133         82,717      7,245,376      6,668,831
                                          ============   ============   ============   ============   ============   ============

6. Schedules of Accumulation Units
   for the years ended December 31, 2006 and 2005 -- (Concluded)

                                             VIP Dynamic Capital
                                           Appreciation Subaccount    VIP Mid Cap Subaccount
                                              (Service Class 2)         (Service Class 2)
                                          ------------------------  ------------------------
                                              2006         2005         2006         2005
                                          -----------  -----------  -----------  -----------
Accumulation units beginning of year ...      378,485      343,197    7,582,507    3,822,377
Accumulation units purchased and
  transferred from other funding options       49,838      122,275    1,223,647    4,327,400
Accumulation units redeemed and
  transferred to other funding options .      (55,023)     (86,987)    (805,390)    (567,270)
                                          -----------  -----------  -----------  -----------
Accumulation units end of year .........      373,300      378,485    8,000,764    7,582,507
                                          ===========  ===========  ===========  ===========

                  NOTES TO FINANCIAL STATEMENTS -- (Concluded)

7.  SUBSEQUENT EVENT

The Company plans to merge with and into MetLife Insurance Company of Connecticut ("MICC") on or about December 7, 2007. Upon consummation of the merger, the Company's separate corporate existence will cease by operation of law and MICC will assume legal ownership of all the assets of the Company, including the Separate Account and its assets. As a result of the merger, MICC will become responsible for all of the Company's liabilities and obligations, including those created under contracts initially issued by the Company and outstanding on the date of the merger. Such contracts will thereby become variable annuity contracts funded by the Separate Account of MICC, and each owner thereof will become a contractholder of MICC.

                                     PART C

                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a) The financial statements of the Registrant and the report of Independent Registered Public Accounting Firm thereto are contained in the Registrant's Annual Report and are included in the Statement of Additional Information. The financial statements of the Registrant include:

     (1)  Statement of Assets and Liabilities as of December 31, 2006

     (2)  Statement of Operations for the year ended December 31, 2006

     (3) Statement of Changes in Net Assets for the years ended December 31, 2006 and 2005

     (4)  Notes to Financial Statements

The consolidated financial statements and schedules of MetLife Life and Annuity Company of Connecticut and its subsidiary (formerly The Travelers Life and Annuity Company) and the reports of Independent Registered Public Accounting Firms, are contained in the Statement of Additional Information. The consolidated financial statements of MetLife Life and Annuity Company of Connecticut and subsidiaries include:

     (1)  Consolidated Balance Sheets as of December 31, 2006 and 2005

     (2) Consolidated Statements of Income for the year ended December 31, 2006 and the six months ended December 31, 2005 and June 30, 2005 and the year ended December 31, 2004

     (3) Consolidated Statements of Stockholder's Equity for the year ended December 31, 2006 and the six months ended December 31, 2005 and June 30, 2005 and the year ended December 31, 2004

     (4) Consolidated Statements of Cash Flows for the year ended December 31, 2006 and the six months ended December 31, 2005 and June 30, 2005 and the year ended December 31, 2004

     (5)  Notes to Consolidated Financial Statements

     (6)  Financial Statement Schedules

(b)  Exhibits

EXHIBIT
 NUMBER   DESCRIPTION
-------   -----------
1.        Resolution of The Travelers Life and Annuity Company Board of
          Directors authorizing the establishment of the Registrant.
          (Incorporated herein by reference to Exhibit 1 to the Registration
          Statement on Form N-4, File No. 333-40191 filed November 13, 1997.)
2.        Not Applicable.
3(a).     Distribution and Principal Underwriting Agreement among the
          Registrant, The Travelers Life and Annuity Company and Travelers
          Distributions LLC (Incorporated herein by reference to Exhibit 3(a)
          to Post-Effective Amendment No. 4 to the Registration Statement on
          Form N-4, File No. 333-58809 filed February 26, 2001.)
3(b).     Form of Selling Agreement.  (Incorporated herein by reference to
          Exhibit 3(b) to Post-Effective Amendment No. 14 to The Travelers Fund
          ABD for Variable Annuities to the Registration Statement on Form N-4,
          File No. 033-65343 filed April 6, 2006.)
3(c)      Agreement and Plan of Merger (10-26-06) (MLIDLLC into MLIDC).
          (Incorporated herein by reference to Exhibit 3(c) to Post-Effective
          Amendment No. 16 to MetLife of CT Fund ABD II for Variable Annuities
          to the Registration Statement on Form N-4, File No. 033-65339/811-
          07463 filed April 6, 2007.)
3(d)      Master Retail Sales Agreement (MLIDC).  (Incorporated herein by reference to Exhibit 3(d) to Post-Effective Amendment No. 16 to
          MetLife of CT Fund ABD II for Variable Annuities to the Registration
          Statement on Form N-4, File No. 033-65339/811-07463  filed April 6,
          2007.)
4(a).     Form of Variable Annuity Contract. (Incorporated herein by reference to Exhibit 4 to Pre-Effective Amendment No. 1 to the Registration
          Statement on Form N-4, File No. 333-101814, filed April 17, 2003.)

EXHIBIT
 NUMBER   DESCRIPTION
-------   -----------
4(b).     Form of Guaranteed Minimum Withdrawal Rider.  (Incorporated herein by reference to Exhibit 4 to Post-Effective Amendment No. 4 to the
          Registration Statement on Form N-4, file No. 333-101778, filed
          November 19, 2004.)
4(c).     Company Name Change Endorsement The Travelers Life and Annuity
          Company effective May 1, 2006. (Incorporated herein by reference to
          Exhibit 4(c) to Post-Effective Amendment No. 14 to The Travelers Fund
          ABD II for Variable Annuities Registration Statement on Form N-4,
          File No. 033-65339 filed on April 7, 2006.)
5(a).     Form of Application. (Incorporated herein by reference to Exhibit 5 to Pre-Effective Amendment No. 1 to the Registration Statement on
          Form N-4, File No. 333-101778 filed April 17, 2003.)
5(b).     Form of Variable Annuity Application.  (Incorporated herein by reference to Exhibit 5 to Post-Effective Amendment No. 14 to The
          Travelers Fund ABD for Variable Annuities to the Registration
          Statement on Form N-4, File No. 033-65343 filed April 6, 2006.)
6(a).     Charter of The Travelers Life and Annuity Company, as amended on
          April 10, 1990. (Incorporated herein by reference to Exhibit 6(a) to the Registration Statement on Form N-4, File No. 333-40191, filed
          November 13, 1997.)
6(b).     By-Laws of The Travelers Life and Annuity Company, as amended on
          October 20, 1994. (Incorporated herein by reference to Exhibit 6(b)
          to the Registration Statement on Form N-4, File No. 033-58131, filed via Edgar on March 17, 1995.)
6(c).     Certificate of Amendment of the Charter as Amended and Restated of
          The Travelers Life and Annuity Company effective May 1, 2006.
          (Incorporated herein by reference to Exhibit 6(c) to Post-Effective
          Amendment No. 14 to The Travelers Fund ABD II for Variable Annuities
          Registration Statement on Form N-4, File No. 033-65339 filed April 7,
          2006.)
6(d).     Certificate of Correction of MetLife Life and Annuity Company of
          Connecticut. (Incorporated herein by reference to Exhibit 6(d) to
          Post-Effective Amendment No. 11 to MetLife of CT Separate Account Ten
          for Variable Annuities' Registration Statement on Form N-4, File Nos.
          333-65922/811-09413, filed October 31, 2007.)
7.        Specimen Reinsurance Agreement. (Incorporated herein by reference to
          Exhibit 7 to Post-Effective Amendment No. 2 to the Registration
          Statement on Form N-4, File No. 333-65942 filed April 15, 2003.)
8(a).     Form of Participation Agreement.  (Incorporated herein by reference to Exhibit 8 to Post-Effective Amendment No 8 to the Registration
          Statement on Form N-4, File No. 333-101778 filed April 21, 2005).
8(b).     Participation Agreement Among Metropolitan Series Fund, Inc., MetLife
          Advisers, LLC, Metropolitan Life Insurance Company, The Travelers
          Insurance Company and The Travelers Life and Annuity Company
          effective November 1, 2005.  (Incorporated herein by reference to
          Exhibit 8(b) to Post-Effective Amendment No. 14 to The Travelers Fund
          ABD for Variable Annuities Registration Statement on Form N-4, File
          No. 033-65343 filed April 6, 2006.)
8(c).     Participation Agreement Among Met Investors Series Trust, Met
          Investors Advisory, LLC, MetLife Investors Distribution Company, The
          Travelers Insurance Company and The Travelers Life and Annuity
          Company effective November 1, 2005.  (Incorporated herein by reference to Exhibit 8(c) to Post-Effective Amendment No. 14 to The
          Travelers Fund ABD for Variable Annuities Registration Statement on
          Form N-4, File No. 033-65343 filed April 6, 2006.)
8(d).     Participation  Agreement Among Metropolitan Series Fund, Inc., MetLife
          Advisors, LLC, MetLife Securities, Inc. and MetLife Life and Annuity
          Company of Connecticut (effective April 30, 2007). (Incorporated herein by reference to Exhibit 8(d) to Post-Effective Amendment No. 11 to MetLife of CT Separate Account Ten for Variable Annuities'
          Registration Statement on Form N-4, File Nos. 333-65922/811-09413
          filed October 31, 2007.)
8(e).     Participation  Agreement Among Metropolitan Series Fund, Inc., MetLife
          Advisors, LLC, MetLife Investors Distribution Company and MetLife Life
          and Annuity Company of Connecticut (effective August 31, 2007).
          (Incorporated herein by reference to Exhibit 8(e) to Post-Effective
          Amendment No. 11 to MetLife of CT Separate Account Ten for Variable
          Annuities' Registration Statement on Form N-4, File Nos.
          333-65922/811-09413 (Filed October 31, 2007)
9.        Opinion of Counsel as to the legality of securities being registered.
          (Incorporated herein by reference to Exhibit 9 to the Registration
          Statement on Form N-4, filed December 12, 2002.)
10(a)     Consent of KPMG LLP, Independent Registered Public Accounting Firm.
          Filed herewith.
10(b)     Consent of Deloitte & Touche LLP, Independent Registered Public
          Accounting Firm. Filed herewith.
11.       Not applicable.
12.       Not applicable.
13.       Power of Attorney authorizing Michele H. Abate, John E. Connolly,
          Jr., James L. Lipscomb, Gina C. Sandonato, Myra L. Saul, and Marie C.
          Swift to act as signatory for Michael K. Farrell, William J.
          Mullaney, Lisa M. Weber, Stanley J. Talbi, and Joseph J. Prochaska,
          Jr. (Incorporated herein by reference to Exhibit 13 to Post-Effective
          Amendment No. 10 to the Registration Statement on Form N-4, File No.
          333-101814, filed on April 9, 2007.)

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

Principal Business Address:
    MetLife Life and Annuity Company of Connecticut
    One Cityplace
    Hartford, CT 06103-3415


NAME AND PRINCIPAL                 POSITIONS AND OFFICES
BUSINESS ADDRESS                   WITH INSURANCE COMPANY
--------------------------------   ---------------------------------------------------------------------
Michael K. Farrell                 Director and President
10 Park Avenue
Morristown, NJ 07962
William J. Mullaney                Director
700 Quaker Lane
Warrick, RI 02886
Lisa M. Weber                      Director
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101
Steven A. Kandarian                Executive Vice President and Chief Investment Officer
10 Park Avenue
Morristown, NJ 07962
James L. Lipscomb                  Executive Vice President and General Counsel
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101
Joseph J. Prochaska, Jr.           Executive Vice President and Chief Accounting Officer
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101
Stanley J. Talbi                   Executive Vice President and Chief Financial Officer
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101
Gwenn L. Carr                      Senior Vice President and Secretary
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101
Eric T. Steigerwalt                Senior Vice President and Treasurer
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101
William D. Cammorata               Senior Vice President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101
Elizabeth M. Forget                Senior Vice President
260 Madison Avenue
New York, NY 10016
Gene L. Lunman                     Senior Vice President
185 Asylum Street
Hartford, CT 06103
Roberto Baron                      Vice President and Senior Actuary
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101
S. Peter Headley                   Vice President and Assistant Secretary
6750 Poplar Avenue
Germantown, TN 38138
Daniel D. Jordan                   Vice President and Assistant Secretary
501 Boylston Street
Boston, MA 02116
Bennett Kleinberg                  Vice President and Actuary
185 Asylum Street
Hartford, CT 06103

NAME AND PRINCIPAL                 POSITIONS AND OFFICES
BUSINESS ADDRESS                   WITH INSURANCE COMPANY
--------------------------------   ---------------------------------------------------------------------
Paul L. LeClair                    Vice President and Actuary
501 Boylston Street
Boston, MA 02116
Christopher A. Kremer              Vice President and Actuary
501 Boylston Street
Boston, MA 02116
Patrick D. Studley                 Vice President and Actuary
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101
Jonathan L. Rosenthal              Vice President and Chief Hedging Officer
10 Park Avenue
Morristown, NJ 07962
Jeffrey N. Altman                  Vice President
10 Park Avenue
Morristown, NJ 07962
Steven J. Brash                    Vice President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101
Herbert B. Brown                   Vice President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101
Vincent Cirulli                    Vice President
10 Park Avenue
Morristown, NJ 07962
James R. Dingler                   Vice President
10 Park Avenue
Morristown, NJ 07962
Judith A. Gulotta                  Vice President
10 Park Avenue
Morristown, NJ 07962
Gregory M. Harrison                Vice President and Actuary
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101
C. Scott Inglis                    Vice President
10 Park Avenue
Morristown, NJ 07962
James W. Koeger                    Vice President
1304 S. Tesson Ferry Road
St. Louis, MO 63128
Joseph J. Massimo                  Vice President
18210 Crane Nest Drive
Tampa, FL 33647
Daniel A. O'Neill                  Vice President
10 Park Avenue
Morristown, NJ 07962
Mark S. Reilly                     Vice President
185 Asylum Street
Hartford, CT 06103
Mark J. Remington                  Vice President
185 Asylum Street
Hartford, CT 06103
Ragai A. Roushdy                   Vice President
10 Park Avenue
Morristown, NJ 07962

NAME AND PRINCIPAL                 POSITIONS AND OFFICES
BUSINESS ADDRESS                   WITH INSURANCE COMPANY
--------------------------------   ---------------------------------------------------------------------
Kevin M. Thorwarth                 Vice President
10 Park Avenue
Morristown, NJ 07962
Mark. H. Wilsmann                  Vice President
10 Park Avenue
Morristown, NJ 07962


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Registrant is a separate account of MetLife Life and Annuity Company of Connecticut under Connecticut insurance law. The Depositor is a wholly owned subsidiary of MetLife, Inc., a publicly traded company. No person is controlled by the Registrant. The following outline indicates those entities that are controlled by MetLife, Inc. or are under the common control of MetLife, Inc.

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                              AS OF SEPTEMBER 30, 2007

The following is a list of subsidiaries of MetLife, Inc. updated as of September 30, 2007. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, (if any)) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.

A.    MetLife Group, Inc. (NY)

B.    MetLife Bank National Association (USA)

C.    Exeter Reassurance Company, Ltd. (Bermuda)

D.    MetLife Taiwan Insurance Company Limited (Taiwan)

E.    Metropolitan Tower Life Insurance Company (DE)

      1.    TH Tower NGP, LLC (DE)

      2. Partners Tower, L.P. (DE) - a 99% limited partnership interest of Partners Tower, L.P. is held by Metropolitan Tower Life Insurance Company and 1% general partnership interest is held by TH Tower NGP, LLC (DE)

      3.    TH Tower Leasing, LLC (DE)

      4.    MetLife Reinsurance Company of Charleston (SC)

      5.    Entrecap Real Estate II, LLC (DE)

            a)    PREFCO Dix-Huit LLC (CT)

            b)    PREFCO X Holdings LLC (CT)

            c) PREFCO Ten Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Ten Limited Partnership is held by Entrecap Real Estate II, LLC and 0.1% general partnership is held by PREFCO X Holdings LLC.

            a)    PREFCO Vingt LLC (CT)

            b) PREFCO Twenty Limited Partnership (CT) - a 99% limited partnership interest of PREFCO Twenty Limited Partnership is held by Entrecap Real Estate II, LLC and 1% general partnership is held by PREFCO Vingt LLC.

     6.     Plaza Drive Properties, LLC (DE)

     7.     MTL Leasing, LLC (DE)

            a)    PREFCO IX Realty LLC (CT)

            b)    PREFCO XIV Holdings LLC (CT)

            c) PREFCO Fourteen Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Fourteen Limited Partnership is held by MTL Leasing, LLC and 0.1% general partnership is held by PREFCO XIV Holdings LLC.

F. MetLife Pensiones S.A. (Mexico)- 97.4738% is owned by MetLife, Inc. and 2.5262% is owned by Metropolitan Asset Management Corporation.

G. MetLife Chile Inversiones Limitada (Chile)- 99.9999999% is owned by MetLife, Inc. and 0.0000001% is owned by Natiloportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile)- 99.99% is owned by MetLife Chile Inversiones Limitada and 0.01% is owned by MetLife International Holdings, Inc.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile)- 99.99% is owned by MetLife Chile Seguros de Vida S.A. and 0.01% is owned by MetLife Chile Inversiones Limitada.

H. MetLife Mexico S.A. (Mexico)- 98.70541% is owned by MetLife, Inc., 1.27483% is owned by Metropolitan Asset Management Corporation and 0.01976% is owned by Metlife International Holdings, Inc.

      1. MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. (Mexico) and 0.01% is owned by MetLife Pensiones S.A.

            a) Met1 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

            b) Met2 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

            c) Met3 SIEFORE, S.A. de C.V. (Mexico)- 99.9% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

I. MetLife Mexico Servicios, S.A. de C.V. (Mexico)- 98% is owned by MetLife, Inc. and 2% is owned by MetLife International Holdings, Inc.

J.    Metropolitan Life Seguros de Vida S.A. (Uruguay)

K.    MetLife Securities, Inc. (DE)

L.    Enterprise General Insurance Agency, Inc. (DE)

      1.    MetLife General Insurance Agency of Texas, Inc. (DE)

      2.    MetLife General Insurance Agency of Massachusetts, Inc. (MA)

M.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    Met P&C Managing General Agency, Inc. (TX)

      5.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      6.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      7.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      8.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

N.    Cova Corporation (MO)

      1.    Texas Life Insurance Company (TX)

      2.    Cova Life Management Company (DE)

O.    MetLife Investors Insurance Company (MO)

P.    First MetLife Investors Insurance Company (NY)

Q.    Walnut Street Securities, Inc. (MO)

R.    Newbury Insurance Company, Limited (BERMUDA)

S.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors Distribution Company (MO)

      2.    Met Investors Advisory, LLC (DE)

      3.    MetLife Investors Financial Agency, Inc. (TX)

T.    MetLife International Holdings, Inc. (DE)

      1.    MetLife Mexico Cares, S.A. de C.V. (Mexico)

            a)    Fundacion MetLife Mexico, A.C. (Mexico)

      2.    Natiloportem Holdings, Inc. (DE)

            a)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

                  (1) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  (2) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      3. MetLife India Insurance Company Private Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.

      4.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.99905% is owned by MetLife International Holdings, Inc. and 0.00095% is owned by Natiloporterm Holdings, Inc.

      5. Metropolitan Life Seguros de Retiro S.A. (Argentina)- 95.23% is owned by MetLife International Holdings, Inc. and 4.77% is owned by Natiloportem Holdings, Inc.

      6. Metropolitan Life Seguros de Vida S.A. (Argentina)- 95.2499% is owned by MetLife International Holdings, Inc. and 4.7473% is owned by Natiloportem Holdings, Inc.

      7. MetLife Insurance Company of Korea Limited (South Korea)- 21.22% of MetLife Insurance Company of Korea Limited is owned by MetLife, Mexico, S.A. and 78.78% is owned by Metlife International Holdings, Inc.

      8. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 74.5485235740% is owned by MetLife International Holdings, Inc. and 25.451476126% is owned by MetLife Worldwide Holdings, Inc. and 0.0000003% is owned by Natiloportem Holdings, Inc.

      9.    MetLife Global, Inc. (DE)

      10. MetLife Administradora de Fundos Multipatrocinados Ltda (Brazil) - 95.4635% is owned by MetLife International Holdings, Inc. and 4.5364% is owned by Natiloportem Holdings, Inc.

      11.   MetLife Insurance Limited (United Kingdom)

      12.   MetLife General Insurance Limited (Australia)

      13.   MetLife Limited (United Kingdom)

      14. MetLife Insurance S.A./NV (Belgium) - 99.9% is owned by MetLife International Holdings, Inc. and 0.1% is owned by third parties.

      15.   MetLife Services Limited (United Kingdom)

      16. Siembra Seguros de Vida S.A. (Argentina) - 97.9327% is owned by MetLife International Holdings, Inc. and 2.0672% is owned by Natiloportem Holdings, Inc.

      17.   MetLife Insurance Limited (Australia)

            a)    MetLife Insurance and Investment Trust (Australia)

            b)    MetLife Investments Pty Limited (Australia)

            c)    MetLife Services (Singapore) PTE Limited (Australia)

      18. Siembra Seguros de Retiro S.A. (Argentina) - 96.8819% is owned by MetLife International Holdings, Inc. and 3.1180% is owned by Natiloportem Holdings, Inc.

      19. Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, Inc. and 94.9999% is owned by MetLife International Holdings Inc.

      20. Compania Previsional MetLife S.A. (Brazil) - 95.4635% is owned by MetLife International Holdings, Inc. and 4.5364% is owned by Natiloportem Holdings, Inc.

           (a) Met AFJP S.A. (Argentina) - 75.4088% of the shares of Met AFJP S.A. are held by Compania Previsional MetLife SA, 19.5912% is owned by Metropolitan Life Seguros de Vida SA, 3.9689% is held by Natiloportem Holdings, Inc. and 1.0310% is held by Metropolitan Life Seguros de Retiro SA.

      21.   MetLife Worldwide Holdings, Inc. (DE)

            a)    MetLife Towarzystwo Ubezpieczen na Zycie Spolka Akcyjna.
                  (Poland)

            b)    MetLife Direct Co., Ltd. (Japan)

            c)    MetLife Fubon Limited (Japan)

U.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Euro Investments, Inc. (DE)

            a) Park Twenty Three Investments Company (United Kingdom)- 1% voting control of Park Twenty Three Investments Company is held by St. James Fleet Investments Two Limited. 1% of the shares of Park Twenty Three Investments Company is held by Metropolitan Life Insurance Company. 99% is owned by 334 Madison Euro Investment, Inc.

                  (1) Convent Station Euro Investments Four Company (United Kingdom)- 1% voting control of Convent Station Euro Investments Four Company is held by 334 Madison Euro Investments, Inc. as nominee for Park Twenty Three Investments Company. 99% is owned by Park Twenty Three Investments Company.

      2. St. James Fleet Investments Two Limited (Cayman Islands)- 34% of the shares of St. James Fleet Investments Two Limited is held by Metropolitan Life Insurance Company.

      3. One Madison Investments (Cayco) Limited (Cayman Islands)- 10.1% voting control of One Madison Investments (Cayco) Limited is held by Convent Station Euro Investments Four Company. 89.9% of the shares of One Madison Investments (Cayco) Limited is held by Metropolitan Life Insurance Company.

      4. CRB Co, Inc. (MA)- AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares and AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB, Co., Inc.

      5.    GA Holding Corp. (MA)

      6.   Thorngate, LLC (DE)

      7.   Alternative Fuel I, LLC (DE)

      8.   Transmountain Land & Livestock Company (MT)

      9.   MetPark Funding, Inc. (DE)

      10.   HPZ Assets LLC (DE)

      11.   Missouri Reinsurance (Barbados), Inc. (Barbados)

      12.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      13.   MetLife Real Estate Cayman Company (Cayman Islands)

      14.   Metropolitan Marine Way Investments Limited (Canada)

      15.   MetLife Private Equity Holdings, LLC (DE)

      16.   23rd Street Investments, Inc. (DE)

            a) Mezzanine Investment Limited Partnership-BDR (DE). Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-BDR and 23rd Street Investments, Inc. is a 1% general partner.

            b) Mezzanine Investment Limited Partnership-LG (DE). 23rd Street Investments, Inc. is a 1% general partner of Mezzanine Investment Limited Partnership-LG. Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-LG.

      17.   Metropolitan Realty Management, Inc. (DE)

      18.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      19.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

        20.   Bond Trust Account A (MA)

        21.   Metropolitan Asset Management Corporation (DE)

            a) MetLife Capital Credit L.P. (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc., 9% General Partnership interest is held by Metropolitan Asset Management Corporation and 90% Limited Partnership interest is held by Metropolitan Life Insurance Company.

            b) MetLife Capital Limited Partnership (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc., 78.5% Limited Partnership interest is held by Metropolitan Life Insurance Company and 20.5% Limited Partnership interest is held by Metropolitan Asset Management Corporation.

            c) MetLife Investments Asia Limited (Hong Kong)- One share of MetLife Investments Asia Limited is held by W&C Services, Inc., a nominee of Metropolitan Asset Management Corporation.

            d) MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

            e) MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and 0.01% of MetLife Latin America Asesorias e Inversiones Limitada.

      22.   New England Life Insurance Company (MA)

            a)    MetLife Advisers, LLC (MA)

            b)    New England Securities Corporation (MA)

            c)    Omega Reinsurance Corporation (AZ)

      23.   GenAmerica Financial, LLC (MO)

            a)    GenAmerica Capital I (DE)

            b)    General American Life Insurance Company (MO)

                  (1)   GenAmerica Management Corporation (MO)

                 (2) Reinsurance Group of America, Incorporated (MO) - 52.8% is owned by General American Life Insurance Company.

                        (a)   Reinsurance Company of Missouri, Incorporated (MO)

                              (i)   Timberlake Financial, L.L.C. (DE)

                                    (A)   Timberlake Reinsurance Company II (SC)

                              (ii)  RGA Reinsurance Company (MO)

                                    (A)   Fairfield Management Group, Inc. (MO)

                                          (aa)  Reinsurance Partners, Inc. (MO)

                        (b)   RGA Worldwide Reinsurance Company, Ltd. (Barbados)

                        (c)   RGA Americas Reinsurance Company, Ltd. (Barbados)

                        (d)   RGA Reinsurance Company (Barbados) Ltd. (Barbados)

                              (i) RGA Financial Group, L.L.C. (DE)- 80% is owned by RGA Reinsurance Company (Barbados) Ltd. RGA Reinsurance Company also owns a 20% non-equity membership in RGA Financial Group, L.L.C.

                        (e)   RGA Life Reinsurance Company of Canada (Canada)

                        (f)   RGA International Corporation (Nova Scotia/Canada)

                        (g)   RGA Holdings Limited (U.K.) (United Kingdom)

                              (i)   RGA UK Services Limited (United Kingdom)

                              (ii)  RGA Capital Limited U.K. (United
                                    Kingdom)

                              (iii) RGA Reinsurance (UK) Limited (United
                                    Kingdom)

                              (iv) RGA Services India Private Limited (India) - Reinsurance Group of America Incorporated owns 99% of RGA Services India Private Limited and RGA Holdings Limited owns 1%.

                        (h)   RGA South African Holdings (Pty) Ltd. (South
                              Africa)

                              (i) RGA Reinsurance Company of South Africa Limited (South Africa)

                        (i)   RGA Australian Holdings PTY Limited (Australia)

                              (i)   RGA Reinsurance Company of Australia
                                    Limited (Australia)

                              (ii)  RGA Asia Pacific PTY, Limited (Australia)

                        (j) General American Argentina Seguros de Vida, S.A. (Argentina) - 95% of General American Argentina Seguros de Vida, S.A. is owned by Reinsurance Group of America, Incorporated and 5% is owned by RGA Reinsurance Company (Barbados) Ltd.

                        (k)   RGA Technology Partners, Inc. (MO)

                        (l)   RGA International Reinsurance Company (Ireland)

                        (m)   RGA Capital Trust I (DE)

                              (i)   RGA Global Reinsurance Company, Ltd.
                                    (Bermuda)

      24.   Corporate Real Estate Holdings, LLC (DE)

      25. Ten Park SPC (CAYMAN ISLANDS ) - 1% voting control of Ten Park SPC is held by Metropolitan Asset Management Corporation

      26.   MetLife Tower Resources Group, Inc. (DE)

      27.   Headland - Pacific Palisades, LLC (CA)

      28. Headland Properties Associates (CA) - 1% is owned by Headland - Pacific Palisades, LLC and 99% is owned by Metropolitan
            Life Insurance Company.

      29.   Krisman, Inc. (MO)

      30.   Special Multi-Asset Receivables Trust (DE)

      31.   White Oak Royalty Company (OK)

      32.   500 Grant Street GP LLC (DE)

      33. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC

      34.   MetLife Canada/MetVie Canada (Canada)

      35.   MetLife Retirement Services LLC (NJ)

            a)   MetLife Investment Funds Services LLC (NJ)

            b)   MetLife Investment Funds Management LLC (NJ)

            c)   MetLife Associates LLC (DE)

      36.   Euro CL Investments LLC (DE)

      37.   MEX DF Properties, LLC (DE)

      38. MSV Irvine Property, LLC (DE) - 4% of MSV Irvine Property, LLC is owned by Metropolitan Tower Realty Company, Inc. and 96% is owned by Metropolitan Life Insurance Company

      39.   MetLife Properties Ventures, LLC (DE)

            a)   Citypoint Holdings II Limited (UK)

      40.   Housing Fund Manager, LLC (DE)

      41. MTC Fund I, LLC (DE) 0.01% of MTC Fund I, LLC is held by Housing Fund Manager, LLC.

V.    MetLife Capital Trust II (DE)

W.    MetLife Capital Trust III (DE)

X. MetLife Insurance Company of Connecticut (Life Department) (Accident Department) (CT) 86.72% is owned by MetLife, Inc. and 13.28% is owned by MetLife Investors Group, Inc.

      1.    440 South LaSalle LLC (DE)

      2. Pilgrim Investments Oakmont Lane, LLC (DE) - 50% is owned by MetLife Insurance Company of Connecticut and 50% is owned by a third party.

      3. Pilgrim Alternative Investments Opportunity Fund I, LLC (DE) - 67% is owned by MetLife Insurance Company of Connecticut, and 33% is owned by third party.

      4.    Pilgrim Alternative Investments Opportunity Fund III Associates, LLC
            (CT) - 67% is owned by MetLife Insurance Company of Connecticut, and 33% is owned by third party.

      5.    Pilgrim Investments Highland Park, LLC (DE)

      6.    Metropolitan Connecticut Properties Ventures, LLC (DE)

      7.    Metropolitan Canadian Property Ventures LLC (NY)

      8.    Euro TI Investments LLC (DE)

      9.    Greenwich Street Investments, LLC (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd. (Virgin
                  Islands)

            b)    Greenwich Street Investments, L.P. (DE)

      10.   Hollow Creek, L.L.C. (CT)

      11. One Financial Place Corporation (DE) - 100% is owned in the aggregate by MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut.

      12. One Financial Place Holdings, LLC (DE)-100% is owned in the aggregate by MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut.

      13.   Plaza LLC (CT)

            a)    Tower Square Securities, Inc. (CT)

                  1) Tower Square Securities Insurance Agency of New Mexico, Inc. (NM)

                  2)    Tower Square Securities Insurance Agency of
                        Ohio, Inc. (OH) 99% is owned by Tower Square Securities, Inc.

      14.   TIC European Real Estate LP, LLC (DE)

      15.   MetLife European Holdings, Inc. (UK)

            a) MetLife Europe Limited (IRELAND)

               (i) MetLife Pensions Trustees Limited (UK)

            b) MetLife Assurance Limited (UK)

      16.   Travelers European Investments LLC (CT)

      17.   Travelers International Investments Ltd. (Cayman Islands)

      18.   MetLife Life and Annuity Company of Connecticut (CT)

            a)    Euro TL Investments LLC (DE)

      19.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

                  1)    Panther Valley, Inc. (NJ)

      20. TRAL & Co. (CT) - TRAL & Co. is a general partnership. Its partners are MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut.

      21.   Tribeca Distressed Securities L.L.C. (DE)

      22.   MetLife Investors USA Insurance Comapny (DE)

      23.   MetLife Property Ventures Canada ULC (Canada)

Y.    MetLife Reinsurance Company of South Carolina (SC)

Z.    MetLife Investment Advisors Company, LLC (DE)

AA.   MetLife Standby I, LLC (DE)

      1.   MetLife Exchange Trust I (DE)

BB.   MetLife Services and Solutions, LLC (DE)

      1.   MetLife Solutions Pte. Ltd. (Singapore)

           (i)   MetLife Services East Private Limited (India)

CC.   Soap Acquisition Corporation (NY)

The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

In addition to the entities shown on the organizational chart, MetLife, Inc. (or where indicated, a subsidiary) also owns interests in the following entities:

1) Metropolitan Life Insurance Company owns varying interests in certain mutual funds distributed by its affiliates. These ownership interests are generally expected to decrease as shares of the funds are purchased by unaffiliated investors.

2) Metropolitan Life Insurance Company indirectly owns 100% of the non-voting preferred stock of Nathan and Lewis Associates Ohio, Incorporated, an insurance agency. 100% of the voting common stock of this company is held by an individual who has agreed to vote such shares at the direction of N.L. HOLDING CORP. (DEL), a direct wholly owned subsidiary of MetLife, Inc.

3) Mezzanine Investment Limited Partnerships ("MILPs"), Delaware limited partnerships, are investment vehicles through which investments in certain entities are held. A wholly owned subsidiary of Metropolitan Life Insurance Company serves as the general partner of the limited partnerships and Metropolitan Life Insurance Company directly owns a 99% limited partnership interest in each MILP. The MILPs have various ownership and/or debt interests in certain companies.

4) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

NOTE: THE METLIFE, INC. ORGANIZATIONAL CHART DOES NOT INCLUDE REAL ESTATE JOINT VENTURES AND PARTNERSHIPS OF WHICH METLIFE, INC. AND/OR ITS SUBSIDIARIES IS AN INVESTMENT PARTNER. IN ADDITION, CERTAIN INACTIVE SUBSIDIARIES HAVE ALSO BEEN OMITTED.

                                        7


ITEM 27. NUMBER OF CONTRACT OWNERS


As of August 31, 2007, there were 2,303 qualified contracts and 1,984 non-qualified contracts of Pioneer Annuistar Plus; there were 2,236 qualified contracts and 1,498 non-qualified contracts of Portfolio Architect Plus; and there were 627 qualified contracts and 854 non-qualified contracts of Scudder Advocate Rewards offered by the Registrant.


ITEM 28. INDEMNIFICATION

The Depositor's parent, MetLife, Inc. has secured a Financial Institutions Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife, Inc. also maintains a Directors and Officers Liability and Corporate Reimbursement Insurance Policy with limits of $400 million under which the Depositor and MetLife Investors Distribution Company, the Registrant's underwriter (the "Underwriter"), as well as certain other subsidiaries of MetLife are covered. A provision in MetLife, Inc.'s by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers of certain organizations, including the Depositor and the Underwriter.

Sections 33-770 to 33-778, inclusive of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and officers of Connecticut corporations provides in general that Connecticut corporations shall indemnify their officers, directors and certain other defined individuals against judgments, fines, penalties, amounts paid in settlement and reasonable expenses actually incurred in connection with proceedings against the corporation. The corporation's obligation to provide such indemnification generally does not apply unless (1) the individual is wholly successful on the merits in the defense of any such proceeding; or (2) a determination is made (by persons specified in the statute) that the individual acted in good faith and in the best interests of the corporation and in all other cases, his conduct was at least not opposed to the best interests of the corporation, and in a criminal case he had no reasonable cause to believe his conduct was unlawful; or (3) the court, upon application by the individual, determines in view of all of the circumstances that such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine. With respect to proceedings brought by or in the right of the corporation, the statute provides that the corporation shall indemnify its officers, directors and certain other defined individuals, against reasonable expenses actually incurred by them in connection with such proceedings, subject to certain limitations.

C.G.S. Section 33-778 provides an exclusive remedy; a Connecticut corporation cannot indemnify a director or officer to an extent either greater or less than that authorized by the statute, e.g., pursuant to its certificate of incorporation, by-laws, or any separate contractual arrangement. However, the statute does specifically authorize a corporation to procure indemnification insurance to provide greater indemnification rights. The premiums for such insurance may be shared with the insured individuals on an agreed basis.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITER

(a)  MetLife Investors Distribution Company
     5 Park Plaza, Suite 1900
     Irvine, CA 92614

     Prior to October 20, 2006, MLI Distribution LLC was the principal underwriter and distributor. On that date MLI Distribution LLC merged into MetLife Investors Distribution Company.

MetLife Investors Distribution Company also serves as principal underwriter and distributor for the following investment companies (other than the Registrant):

MetLife of CT Fund U for Variable Annuities
MetLife of CT Fund BD for Variable Annuities
MetLife of CT Fund BD II for Variable Annuities
MetLife of CT Fund BD III for Variable Annuities
MetLife of CT Fund BD IV for Variable Annuities
MetLife of CT Fund ABD for Variable Annuities
MetLife of CT Fund ABD II for Variable Annuities
MetLife of CT Separate Account PF for Variable Annuities
MetLife of CT Separate Account PF II for Variable Annuities
MetLife of CT Separate Account QP for Variable Annuities
MetLife of CT Separate Account QPN for Variable Annuities
MetLife of CT Separate Account TM for Variable Annuities
MetLife of CT Separate Account TM II for Variable Annuities
MetLife of CT Separate Account Five for Variable Annuities
MetLife of CT Separate Account Six for Variable Annuities
MetLife of CT Separate Account Seven for Variable Annuities
MetLife of CT Separate Account Eight for Variable Annuities
MetLife of CT Separate Account Nine for Variable Annuities
MetLife of CT Separate Account Ten for Variable Annuities
MetLife of CT Fund UL for Variable Life Insurance,
MetLife of CT Fund UL II for Variable Life Insurance
MetLife of CT Fund UL III for Variable Life Insurance
MetLife of CT Variable Life Insurance Separate Account One
MetLife of CT Variable Life Insurance Separate Account Two
MetLife of CT Variable Life Insurance Separate Account Three

Metropolitan Life Variable Annuity Separate Account I
Metropolitan Life Variable Annuity Separate Account II
MetLife of CT Separate Account Eleven for Variable Annuities
MetLife of CT Separate Account Twelve for Variable Annuities
MetLife of CT Separate Account Thirteen for Variable Annuities
MetLife of CT Separate Account Fourteen for Variable Annuities
MetLife Insurance Company of Connecticut Variable Annuity Separate Account 2002
MetLife Life and Annuity Company of Connecticut Variable Annuity Separate Account
  2002
Met Investors Series Trust
MetLife Investors Variable Annuity Account One
MetLife Investors Variable Annuity Account Five
MetLife Investors Variable Life Account One
MetLife Investors Variable Life Account Five
MetLife Investors USA Separate Account A
MetLife Investors USA Variable Life Account A
First MetLife Investors Variable Annuity Account One
General American Separate Account Eleven
General American Separate Account Twenty-Eight
General American Separate Account Twenty-Nine
General American Separate Account Two
Security Equity Separate Account Twenty-Six
Security Equity Separate Account Twenty-Seven
Metropolitan Tower Life Separate Account One
Metropolitan Tower Life Separate Account Two
Metropolitan Life Separate Account E
Metropolitan Series Fund, Inc.
Paragon Separate Account A
Paragon Separate Account B
Paragon Separate Account C
Paragon Separate Account D


(b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are officers and managers of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 5 Park Plaza, Suite 1900, Irvine, CA 92614.


NAME AND PRINCIPAL           POSITIONS AND OFFICES
BUSINESS ADDRESS             WITH UNDERWRITER
--------------------------   ---------------------------------------------------------------------
Michael K. Farrell           Director
10 Park Avenue
Morristown, NJ 07962
Craig W. Markham             Director and Vice President
13045 Tesson Ferry Road
St. Louis, MO 63128
William J. Toppeta           Director
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101
Paul A. Sylvester            President, National Sales Manager- Annuities & LTC
10 Park Avenue
Morristown, NJ 07962
Elizabeth M. Forget          Executive Vice President, Investment Fund Management & Marketing
260 Madison Avenue
New York, NY 10016

NAME AND PRINCIPAL                 POSITIONS AND OFFICES
BUSINESS ADDRESS                   WITH UNDERWRITER
--------------------------         --------------------------------------------------------------
Paul A. LaPiana                    Executive Vice President, National Sales Manager-Life
5 Park Plaza
Suite 1900
Irvine, CA 92614
Richard C. Pearson                 Executive Vice President, General Counsel and Secretary
5 Park Plaza
Suite 1900
Irvine, CA 92614
Andrew Aiello                      Senior Vice President, Channel Head-National Accounts
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101
Jeffrey A. Barker                  Senior Vice President, Channel Head-Independent Accounts
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101
Douglas P. Rodgers                 Senior Vice President, Channel Head-LTC
10 Park Avenue
Morristown, NJ 07962
Myrna F. Solomon                   Senior Vice President, Channel Head-Banks
501 Boylston Street
Boston, MA 02116
Leslie Sutherland                  Senior Vice President, Channel Head-Broker/Dealers
1 MetLife Plaza
Long Island City, NY 11101
Edward C. Wilson                   Senior Vice President, Channel Head-Wirehouse
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, New York 11101
Curtis Wohlers                     Senior Vice President, Channel Head-Planners
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101
Jay S. Kaduson                     Senior Vice President
10 Park Avenue
Morristown, NJ 07962
Eric T. Steigernalt                Treasurer
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101
Peter Gruppuso                     Vice President and Chief Financial Officer
485-E US Highway 1 South
Iselin, NJ 08830
Debora L. Buffington               Vice President, Director of Compliance
5 Park Plaza
Suite 1900
Irvine, CA 92614
David DeCarlo                      Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614
Charles M. Deuth                   Vice President, National Accounts
5 Park Plaza
Suite 1900
Irvine, CA 92614

NAME AND PRINCIPAL           POSITIONS AND OFFICES
BUSINESS ADDRESS             WITH UNDERWRITER
--------------------------   ---------------------------------------------------------------------
Paul M. Kos                  Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614
Deron J. Richens             Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614
Cathy Sturdivant             Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614
Paulina Vakouros             Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614


(c) Compensation from the Registrant. The following commissions and other compensation were received by the Distributor, directly or indirectly, from the Registrant during the Registrant's last fiscal year:

                                               (2)
                                               NET
                  (1)                      UNDERWRITING         (3)              (4)              (5)
           NAME OF PRINCIPAL              DISCOUNTS AND   COMPENSATION ON     BROKERAGE          OTHER
              UNDERWRITER                  COMMISSIONS       REDEMPTION      COMMISSIONS      COMPENSATION
           -----------------             ---------------  ---------------  ---------------  ---------------
MetLife Investors Distribution
Company................................    $62,664,479           $0               $0               $0



ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

(1)  MetLife Life and Annuity Company of Connecticut
     One Cityplace
     Hartford, Connecticut 06103-3415

ITEM 31. MANAGEMENT SERVICES

Not Applicable.

ITEM 32. UNDERTAKINGS

The undersigned Registrant hereby undertakes:

(a) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for so long as payments under the variable annuity contracts may be accepted;

(b) To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c) To deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Company hereby represents:

(a) That the aggregate charges under the Contracts of the Registrant described herein are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amendment to this Registration Statement and has caused this amendment to this Registration Statement to be signed on its behalf, in the City of Hartford, and State of Connecticut, on this 31st day of October 2007.


          METLIFE OF CT SEPARATE ACCOUNT TWELVE FOR VARIABLE ANNUITIES
                                  (Registrant)

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
                                   (Depositor)

                                        By:      /s/ MICHAEL K. FARRELL
                                            ------------------------------------
                                                Michael K. Farrell, President


As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 31st day of October 2007.





         /s/ *MICHAEL K. FARRELL                  President and Director
---------------------------------------------
             (Michael K. Farrell)

          /s/ *STANLEY J. TALBI                   Executive Vice President and Chief
---------------------------------------------        Financial Officer
              (Stanley J. Talbi)

      /s/ *JOSEPH J. PROCHASKA, JR.               Executive Vice President and Chief
---------------------------------------------        Accounting Officer
          (Joseph J. Prochaska, Jr.)

         /s/ *WILLIAM J. MULLANEY                 Director
---------------------------------------------
            (William J. Mullaney)

            /s/ *LISA M. WEBER                    Director
---------------------------------------------
               (Lisa M. Weber)



                                        By:     /s/ JOHN E. CONNOLLY, JR.
                                            ------------------------------------
                                            John E. Connolly, Jr., Attorney-in-
                                                            Fact

* MetLife Life and Annuity Company of Connecticut. Executed by John E. Connolly, Jr. on behalf of those indicated pursuant to powers of attorney incorporated by reference to Post-Effective Amendment No. 10 to Form N-4 (File Nos. 333-101814/811-21266) filed as Exhibit 13 on April 9, 2007.

                                  EXHIBIT INDEX

6(d)    Certificate of Correction (MLACC)
8(d)    4/30/07 Participation Agreement (Metropolitan Series Fund, Inc.)
8(e)    8/31/07 Participation Agreement (Metropolitan Series Fund, Inc.)
10(a)   Consent of KPMG LLP, Independent Registered Public Accounting Firm.
10(b)   Consent of Deloitte & Touche LLP, Independent Registered Public
        Accounting Firm.